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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08261

Madison Funds
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Richard Mason
Madison Legal and Compliance Department
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant’s telephone number, including area code: 608-274-0300

Date of fiscal year end: October 31

Date of reporting period: October 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1. Report to Shareholders.

Annual Report
October 31, 2014

Madison Conservative Allocation Fund
Madison Moderate Allocation Fund
Madison Aggressive Allocation

Madison Cash Reserves Fund

Madison Tax-Free Virginia Fund
Madison Tax-Free National Fund

Madison Government Bond
Madison High Quality Bond Fund
Madison Core Bond
Madison Corporate Bond Fund
Madison High Income Fund

Madison Diversified Income Fund
Madison Covered Call & Equity Income Fund
Madison Dividend Income Fund
Madison Large Cap Value Fund
Madison Investors Fund
Madison Large Cap Growth Fund
Madison Mid Cap Fund
Madison Small Cap Fund
Madison NorthRoad International Fund
Madison International Stock Fund
Madison Hansberger International Growth Fund
Madison Target Retirement 2020 Fund
Madison Target Retirement 2030 Fund
Madison Target Retirement 2040 Fund
Madison Target Retirement 2050 Fund

Madison Funds | October 31, 2014

*Although each Fund’s name begins with the word “Madison,” the word “Madison” may be omitted in this report for simplicity when referring to any particular Fund, group of Funds or list of Funds.

Nondeposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution.

For more complete information about Madison Funds, including charges and expenses, request a prospectus from your financial advisor or from Madison Funds, P.O. Box 8390, Boston, MA 02266-8390. Consider the investment objectives, risks, and charges and expenses of any fund carefully before investing. The prospectus contains this and other information about the investment company.

For more current performance information, please call 1-800-877-6089 or visit our website at www.madisonfunds.com. Current performance may be lower or higher than the performance data quoted within. Past performance does not guarantee future results.

Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

Madison Funds | October 31, 2014

Management’s Discussion of Fund Performance (unaudited)

Period in Review

The one-year-period ended October 31, 2014 continued the bull market for U.S. stocks, while overseas markets struggled. The S&P 500® advanced 17.27%, a distinct contrast with the broad international index, MSCI EAFE, which showed a slight loss of -0.60%. In March of this annual period we marked the fifth anniversary of the market lows following the economic crisis of 2008-2009, which also proved to be the start of a remarkable U.S. stock-market recovery. The S&P 500® closed at a low of 683 in March of 2009. At the end of this annual period the Index stood at a new high of 2018, more than a 195% gain in just over five-and-a-half years. For the one-year period mid-cap and small-cap stocks did not keep pace with the large stocks represented in the S&P 500®. The Russell Midcap® Index was up 15.32%, while the Russell 2000® Index of small-cap stocks rose 8.06%.

Even as the broad domestic stock market indices all showed solid advances during the period, the underlying components of the market revealed quite diverse results. On a sector basis, the absolute price returns of the U.S. market varied from 0.3% for Telecom to 27.5% for Health Care, while Technology also led the overall market with a 23.6% advance.

We believe the major force behind this year's stock returns has been the broad improvement in the domestic economy and continued strength in corporate profitability along with strong consumer sentiment which helped support valuation expansion. These factors were able to overcome the tapering of Federal Reserve Quantitative easing, as the Fed wound down its asset purchase program, ending the formerly $85 billion a month in Treasury and mortgage bond purchasing in October. In its October statement, the Fed stated that “there has been a substantial improvement in the outlook of the labor markets since the inception of the asset purchase program. Moreover, the Committee continues to see sufficient underlying strength in the broader economy to support ongoing progress towards maximum employment in a context of price stability.” Meanwhile, the overseas economies and associated market returns were not nearly as positive, as indicated by the surprise announcement on the final day of the period that the Bank of Japan was initiating its own major Quantitative Easing program.

Domestic bonds were generally strong during the period. The bellwether 10-year Treasury began the period with a yield of 2.56%, dipped below 2.00% for an intraday low on October 15 before finishing the period at 2.34%. Falling yields boost the value of existing, higher-yielding bonds. The Barclays U.S. Aggregate Index, considered a proxy for the overall domestic bond market, advanced 4.14% over the period. As is typical in a falling-rate environment, long-term bonds outperformed shorter bonds and tax-advantaged municipal bonds showed particular strength.

Outlook

Looking beyond Fed stimulus, we see continued signs of positive economic expansion. Household balance sheets have improved along with the stock market, energy prices have abated and corporate profitability continues at a healthy clip. One of the bright spots is consumer confidence and the associated consumer spending, which accounts for some 70% of domestic GDP. Part of this can be attributed to the wealth effect of rising stock prices, while prices dropping at the pump act as the same sort of stimulus as a federal tax cut. As a result, we are optimistic about the U.S. economy, while still looking for a commensurate improvement from Europe and Asia. However, the domestic stock market is at all-time highs and many securities are trading at valuations which appear stretched to us. In addition, we see plenty of potential for geopolitical and headline risk. As a result, we would caution investors to be prepared for the kind of volatility we saw in October, when the S&P 500® dipped more than 7% before reversing direction. We see even greater risks in the bond market, where rates should continue to adjust higher as the Fed moves to a more normal policy and away from the emergency stimulus needed to pull the economy out of the Great Recession. It is our overall disposition to proceed with caution, and to continue our concern over speculative stock investing and aggressive bond positioning. By moderating risk across Madison Funds’ offerings, we honor our long tradition of seeking the best risk/return results for our investors.

Madison Funds | October 31, 2014

CONSERVATIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Conservative Allocation Fund invests primarily in shares of registered investment companies (the “underlying funds”). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser.

The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•	Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.
•	Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.
•	Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison has a flexible mandate which permits the fund to reduce equity risk exposures when and if conditions exist that require reduction of equity exposure.

PERFORMANCE DISCUSSION

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge					% Return After Sales Charge[5]
				Since	Since				Since	Since
				6/30/06	2/29/08				6/30/06	2/29/08
	1 Year	3 Years	5 Years	Inception	Inception	1 Year	3 Years	5 Years	Inception	Inception

Class A Shares[2]	6.13	6.87	6.81	4.28	–	0.04	4.77	5.56	3.54	–
Class B Shares[3]	5.41	6.07	6.03	3.53	–	0.91	5.02	5.71	3.53	–
Class C Shares[4]	5.41	6.07	6.02	–	3.27	4.41	6.07	6.02	–	3.27
Bank of America
Merrill Lynch
US Corp, Govt &
Mortgage Index	4.32	2.79	4.23	5.44	4.60	NA	NA	NA	NA	NA
Conservative
Allocation Fund
Custom Index	7.16	7.76	8.08	6.36	5.99	NA	NA	NA	NA	NA

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Conservative Allocation Fund (Class A load waived) returned 6.13% for the one-year period, compared to its custom blended benchmark’s return of 7.16%. The fund outperformed its peers as measured by the Morningstar Conservative Allocation Category, which advanced 5.14% for the year. The conservative nature of the fund dictates a high allocation to bonds. Our concerns regarding interest rate risk kept us in shorter bonds than the broad market, and underexposed to the highest performing segment of the bond market, which was led by long-term bonds, particularly long-term Treasuries. On the other hand, our emphasis on large domestic stocks was a plus, as the S&P 500® advanced 17.27%, outperforming indices of mid-size and small stocks. Another plus was our relative light weighting to overseas stocks, which had a lackluster year. Madison Large Cap Value, Large Cap Growth and Investors Funds had solid, double-digit returns, but lagged the broader market.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Bond Funds	59.9%
Stock Funds	29.6%
Foreign Stock Funds	5.8%
Foreign Bond Funds	2.5%
Money Market Funds and Other Net Assets	2.2%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Madison Core Bond Fund Class Y	19.8%
Metropolitan West Total Return Bond Fund Class I	18.8%
iShares 7-10 Year Treasury Bond ETF	10.9%
Madison Corporate Bond Fund Class Y	6.9%
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	6.8%
Madison Large Cap Growth Fund Class Y	6.5%
Madison Large Cap Value Fund Class Y	6.5%
iShares Russell Mid-Cap ETF	6.1%
Vanguard FTSE All-World ex-U.S. ETF	4.3%
Templeton Global Bond Fund Advisor Class	2.5%

Madison Funds | Management’s Discussion of Fund Performance - continued | October 31, 2014

MODERATE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Moderate Allocation Fund invests primarily in shares of registered investment companies (the “underlying funds”). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser.

The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•	Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.
•	Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.
•	Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison has a flexible mandate which permits the fund to materially reduce equity risk exposures when and if conditions exist that require reduction of equity exposure.

PERFORMANCE DISCUSSION

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge					% Return After Sales Charge[5]
				Since	Since				Since	Since
				6/30/06	2/29/08				6/30/06	2/29/08
	1 Year	3 Years	5 Years	Inception	Inception	1 Year	3 Years	5 Years	Inception	Inception

Class A Shares[2]	8.03	10.12	9.17	4.42	–	1.83	7.95	7.87	3.68	–
Class B Shares[3]	7.18	9.28	8.33	3.68	–	2.68	8.30	8.04	3.68	–
Class C Shares[4]	7.17	9.27	8.35	–	3.31	6.17	9.27	8.35	–	3.31
S&P 500® Index	17.27	19.77	16.69	7.99	8.80	NA	NA	NA	NA	NA
Moderate
Allocation Fund
Custom Index	9.30	11.41	10.74	6.85	6.73	NA	NA	NA	NA	NA

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Moderate Allocation Fund (Class A load-waived) returned 8.03% for the one-year period, while its custom blended benchmark returned 9.30%. The fund also was slightly behind its Morningstar peer group as the Moderate Allocation Category returned an average of 8.30%. Our concerns regarding interest rate risk kept us in shorter bonds than the broad market, and underexposed to the higher performing segment of the bond market, which was led by long-term bonds, particularly long-term Treasuries. On the other hand, our emphasis on large domestic stocks was a plus, as the S&P 500® advanced 17.27%, outperforming indices of mid-size and small stocks. Another plus was our relative light weighting to overseas stocks, which had a lackluster year. Madison Large Cap Value, Large Cap Growth and Investors Funds had solid, double-digit returns, but lagged the broader market.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Stock Funds	50.8%
Bond Funds	36.4%
Foreign Stock Funds	10.1%
Foreign Bond Funds	1.2%
Money Market Funds and Other Net Assets	1.5%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Madison Core Bond Fund Class Y	13.8%
Metropolitan West Total Return Bond Fund Class I	13.2%
Madison Large Cap Value Fund Class Y	11.7%
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	11.6%
Madison Large Cap Growth Fund Class Y	11.2%
Vanguard FTSE All-World ex-U.S. ETF	7.6%
iShares Core S&P Mid-Cap ETF	6.6%
iShares 7-10 Year Treasury Bond ETF	6.3%
Vanguard Growth ETF	4.0%
Madison Investors Fund Class Y	3.1%

Madison Funds | Management’s Discussion of Fund Performance - continued | October 31, 2014

AGGRESSIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Aggressive Allocation Fund invests primarily in shares of registered investment companies (the “underlying funds”). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser.

The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•	Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.
•	Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.
•	Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison has a flexible mandate which permits the fund to materially reduce equity risk exposures when and if conditions exist that require reduction of equity exposure.

PERFORMANCE DISCUSSION

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge					% Return After Sales Charge[5]
				Since	Since				Since	Since
				6/30/06	2/29/08				6/30/06	2/29/08
	1 Year	3 Years	5 Years	Inception	Inception	1 Year	3 Years	5 Years	Inception	Inception

Class A Shares[2]	9.67	12.60	10.87	4.23	–	3.32	10.39	9.55	3.49	–
Class B Shares[3]	8.80	11.75	10.05	3.48	–	4.30	10.81	9.77	3.48	–
Class C Shares[4]	8.79	11.74	10.03	–	2.96	7.79	11.74	10.03	–	2.96
S&P 500 Index	17.27	19.77	16.69	7.99	8.80	NA	NA	NA	NA	NA
Aggressive
Allocation Fund
Custom Index	11.44	15.10	13.31	7.14	7.25	NA	NA	NA	NA	NA

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Aggressive Allocation Fund (Class A load-waived) returned 9.67% for the period, trailing its custom blended benchmark, which returned 11.44%. The fund outperformed its Morningstar Aggressive Allocation Category peer group, which averaged an 8.78% return. Our concerns regarding interest rate risk kept us in shorter bonds than the broad market, and underexposed to the higher performing segment of the bond market, which was led by long-term bonds, particularly long-term Treasuries. On the other hand, our emphasis on large domestic stocks was a plus, as the S&P 500® advanced 17.27%, outperforming indices of mid-size and small stocks. Another plus was our relative light weighting to overseas stocks, which had a lackluster year. Madison Large Cap Value, Large Cap Growth and Investors Funds had solid, double-digit returns, but lagged the broader market.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Stock Funds	66.0%
Bond Funds	18.2%
Foreign Stock Funds	14.1%
Money Market Funds and Other Net Assets	1.7%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Madison Large Cap Growth Fund Class Y	14.6%
Madison Large Cap Value Fund Class Y	14.5%
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	13.1%
Vanguard FTSE All-World ex-U.S. ETF	11.1%
iShares Core S&P Mid-Cap ETF	8.6%
Metropolitan West Total Return Bond Fund Class I	7.5%
Vanguard Growth ETF	7.0%
Madison Core Bond Fund Class Y	6.8%
Madison Investors Fund Class Y	4.1%
iShares 7-10 Year Treasury Bond ETF	3.9%

CASH RESERVES FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Cash Reserves Fund invests exclusively in U.S. dollar-denominated money market securities maturing in thirteen months or less from the date of purchase. These securities will be obligations of the U.S. Government and its agencies and instrumentalities, but may also include securities issued by U.S. and foreign financial institutions, corporations, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

The fund may invest in mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial, or consumer loans originated by financial institutions.

PERFORMANCE DISCUSSION

With the Federal Reserve continuing to pin short-term rates at near zero, management maintained its fee waivers to preserve investment capital. However, no dividends were produced over the course of the period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Federal Home Loan Bank	27.9%
Freddie Mac	24.7%
Fannie Mae	29.9%
U.S. Treasury Notes	12.1%
Federal Farm Credit Bank	1.4%
Cash and Other Net Assets	4.0%

Madison Funds | Management’s Discussion of Fund Performance - continued | October 31, 2014

TAX-FREE VIRGINIA FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Tax-Free Virginia Fund seeks to achieve its investment objective by investing at least 80% of its net assets in municipal bonds that are exempt from federal and state income tax for residents of Virginia. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years.

PERFORMANCE DISCUSSION

Average Annual Total Return through October 31, 2014[2]
	% Return Without Sales Charge
	1 Year	3 Years	5 Years	10 Years

Class Y Shares[6]	5.82	3.25	3.74	3.45
Barclays Capital Municipal Bond Index	7.82	4.93	5.26	4.71

See accompanying Notes to Management’s Discussion of Fund Performance.

The Tax-Free Virginia Fund (Class Y) had a total return of 5.82% for the annual period. The Barclays Capital Municipal Index was up 7.82%, while the fund’s Morningstar peer group, the Municipal National Long Category advanced 8.94%. A primary factor in the fund’s gap behind its index and peers was our relatively conservative duration posture, as we preferred bond maturities closer to the intermediate spectrum. The effect of this prejudice can be seen in the return of the Morningstar Municipal Intermediate Category, which returned 5.52%, significantly behind the long-term category. The effective duration of the portfolio at period end was 6.23 years and the average maturity was 11.09 years. Recently purchased securities included Fredericksburg General Obligation bonds and Portsmouth Public Improvement General Obligation bonds.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Airport	0.6%	Multifamily Housing	9.2%
Development	5.6%	Power	4.2%
Education	13.4%	Transportation	5.3%
Facilities	7.6%	Utilities	5.7%
General	5.4%	Water	11.5%
General Obligation	19.7%	Net Other Assets and Liabilities	2.2%
Medical	9.6%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

City of Richmond VA, 4.5%, 1/15/33	4.3%
Newport News Economic Development Authority, 5.0%, 7/1/25	3.5%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	3.4%
Suffolk Redevelopment & Housing Authority, 5.6%, 2/1/33	3.3%
Prince William County Industrial Development Authority, 5.25%, 2/1/18	3.2%
City of Portsmouth VA, 5.0%, 2/1/31	3.2%
Virginia Commonwealth Transportation Board, 5.0%, 3/15/25	2.8%
Chesterfield County Economic Development Authority, 5.0%, 5/1/23	2.7%
City of Virginia Beach VA, 4.0%, 8/1/22	2.7%
Commonwealth of Virginia, 5.0%, 6/1/23	2.7%

TAX-FREE NATIONAL FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Tax-Free National Fund seeks to achieve its investment objective by investing at least 80% of its net assets in municipal bonds that are exempt from federal income taxes. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of seven to 15 years. The primary difference between this fund and the Madison Tax-Free Virginia Fund is that the Madison Tax-Free Virginia Fund will invest in bonds that are exempt from federal and state income tax for residents of Virginia, while this fund will invest in bonds that are exempt from federal income tax.

PERFORMANCE DISCUSSION

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge
	1 Year	3 Years	5 Years	10 Years

Class Y Shares[6]	6.52	3.77	4.01	3.46
Barclays Municipal Bond Index	7.82	4.93	5.26	4.71

See accompanying Notes to Management’s Discussion of Fund Performance.

The Tax-Free National Fund (Class Y) had a total return of 6.52% for the annual period. The Barclays Capital Municipal Index was up 7.82%, while the fund’s Morningstar peer group, the Municipal National Long Category advanced 8.94%. A primary factor in the fund’s gap behind its index and peers was our relatively conservative duration posture, as we preferred bond maturities closer to the intermediate spectrum. The effect of this prejudice can be seen in the return of the Morningstar Municipal Intermediate Category, which returned 5.52%, significantly behind the long-term category. The effective duration of the portfolio at period end was 6.59 years and the average maturity was 11.02 years. Recently purchased securities included Anderson County, South Carolina School bonds and Kansas State General Obligation bonds.

Madison Funds | Management’s Discussion of Fund Performance - Tax-Free National Fund - continued | October 31, 2014

STATE ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Alabama	2.4%	New Jersey	3.8%
Arkansas	0.7%	New Mexico	1.7%
Colorado	1.7%	New York	3.1%
Delaware	1.5%	North Carolina	5.1%
Florida	16.2%	Ohio	2.1%
Georgia	4.1%	Pennsylvania	1.2%
Illinois	0.9%	South Carolina	9.2%
Indiana	4.8%	Tennessee	0.4%
Iowa	2.8%	Texas	9.9%
Kansas	2.4%	Virginia	8.0%
Maryland	3.4%	Washington	2.9%
Massachusetts	1.7%	Wisconsin	0.7%
Michigan	3.4%	Net Other Assets and Liabilities	1.3%
Missouri	4.6%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Anderson County School District No. 1, General Obligation, 5.0%, 3/1/25	3.2%
Montgomery County Economic Development Authority, 5.0%, 6/1/26	2.8%
Peace River/Manasota Regional Water Supply Authority, 5.0%, 10/1/23	2.7%
Montgomery County Revenue Authority, 5.0%, 5/1/31	2.5%
Kansas Development Finance Authority, 4.0%, 6/1/27	2.4%
City of Port St. Lucie FL Utility System Revenue, 5.0%, 9/1/27	2.4%
Orlando Utilities Commission, 5.0%, 10/1/22	2.3%
County of Miami-Dade FL, 5.0%, 3/1/25	2.2%
Town of Cary NC Combined Utility Systems Revenue, 5.0%, 12/1/23	2.2%
County of St Louis MO, 5.65%, 2/1/20	2.1%

GOVERNMENT BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Government Bond Fund seeks to achieve its investment objective through investments in bonds and other debt securities. Under normal market conditions, the fund will invest at least 80% of its net assets in investment grade U.S. Government bonds. U.S. Government bonds and other debt securities include a variety of securities issued or guaranteed by the U.S. Treasury and various agencies of the federal government, as well as securities issued by varius instrumentalities that were established or sponsored by the U.S. Government and certain interests in these types of securities (e.g., mortgage-backed securities). The fund emphasizes the safety of principal and interest for its portfolio investments. The maturities of each investment may range from long-term (30 years or more) to short-term (less than 10 years).

PERFORMANCE DISCUSSION

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge
	1 Year	3 Years	5 Years	10 Years

Class Y Shares[6]	0.76	0.74	1.68	2.84
Barclays U.S. Intermediate Govt Bond Index	1.47	1.20	2.60	3.69

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Government Bond Fund (Class Y) returned 0.76% for the period, while its benchmark, the Barclays U.S. Intermediate Government Bond Index gained 1.47%. Management continued to emphasize defensive positioning by holding shorter term bonds, a strategy which restrained returns when compared with the sharp rise in valuations in longer issues. The Morningstar Short Government Bond Category gained 0.75%. Longer bonds are generally more interest-rate sensitive, as indicated by the one-year return of the Morningstar Long Government Bond Category, which gained 12.80% over the same period. Of course, this effect works both ways, and should rates rise, holding shorter bonds should produce returns above those suffered by the longest bonds. Our policy is to seek to preserve capital during rising rate environments and only when rates normalize extend the fund’s duration to capture the available yield.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Mortgage Backed Securities	11.7%
U.S. Government and Agency Obligations	86.9%
Short-Term Investments and Other Net Assets and Liabilities	1.4%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Fannie Mae, 1.25%, 1/30/17	13.1%
Freddie Mac, 2.5%, 5/27/16	9.3%
Freddie Mac, 1.25%, 5/12/17	7.8%
Federal Home Loan Bank, 3.375%, 6/12/20	7.3%
Fannie Mae, 2.375%, 4/11/16	6.6%
Fannie Mae, 0.5%, 3/30/16	6.5%
Fannie Mae, 2.375%, 7/28/15	5.3%
Fannie Mae, 1.625%, 10/26/15	5.2%
U.S. Treasury Note, 3.75%, 11/15/18	4.2%
Freddie Mac, 2.875%, 2/9/15	3.3%

Madison Funds | Management’s Discussion of Fund Performance - continued | October 31, 2014

HIGH QUALITY BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison High Quality Bond Fund seeks to achieve its investment objectives through diversified investments in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments. In seeking to achieve the fund’s goals, the fund’s management will (1) shorten or lengthen the dollar weighted average maturity of the fund based on its anticipation of the movement of interest rates (the dollar weighted average maturity is expected to be ten years or less), and (2) monitor the yields of the various bonds that satisfy the fund’s investment guidelines to determine the best combination of yield, credit risk and diversification for the fund. Under normal market conditions, the fund will invest at least 80% of its net assets in higher quality bond issues and, therefore, intends to maintain an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s or equivalent.

PERFORMANCE DISCUSSION

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge
	1 Year	3 Years	5 Years	10 Years

Class Y Shares[6]	1.12	1.07	2.06	3.34
Barclays U.S. Intermediate Govt/Credit A+ Bond
Index	1.86	1.74	3.07	3.83

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison High Quality Bond Fund (Class Y) returned 1.12% for the one-year period, trailing the fund’s benchmark, the Barclays U.S. Intermediate Government Credit A+ Index which advanced 1.86%. The Morningstar Short-Term peer group gained 1.32% for the period. With interest rates falling across the period, the best-performing areas were long-term bonds as indicated by Morningstar Long-Term Bond Category gain of 7.22%. Madison High Quality Bond’s returns were restrained by our defensive interest-rate positioning, which kept us in bonds of shorter maturity than our benchmark. While high-quality bonds outperformed the lowest quality areas of the bond market, the best performance was centered in the BAA and BA areas of the market, quality ratings below those held in the fund.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Consumer Discretionary	5.0%	Industrials	1.4%
Consumer Staples	3.7%	Information Technology	8.9%
Energy	3.4%	Materials	1.3%
Fannie Mae	10.5%	Telecommunication Services	1.3%
Financials	11.3%	U.S. Treasury Notes	38.0%
Freddie Mac	9.1%	Short-Term Investments and Other Net
Health Care	3.6%	Assets and Liabilities	2.5%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

U.S. Treasury Note, 2.5%, 4/30/15	5.1%
Freddie Mac, 2.875%, 2/9/15	4.7%
U.S. Treasury Note, 0.125%, 4/30/15	4.7%
U.S. Treasury Note, 1.25%, 1/31/19	4.6%
U.S. Treasury Note, 3.0%, 2/28/17	4.5%
Freddie Mac, 2.5%, 5/27/16	4.4%
U.S. Treasury Note, 0.875%, 1/31/17	4.3%
Fannie Mae, 1.25%, 1/30/17	4.1%
Fannie Mae, 1.375%, 11/15/16	3.9%
U.S. Treasury Note, 1.0%, 8/31/16	3.4%

CORE BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal market conditions, the Madison Core Bond Fund invests at least 80% of its net assets in bonds. To keep current income relatively stable and to limit share price volatility, the fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration. The fund strives to add incremental return in the portfolio by making strategic decisions related to credit risk, sector exposure and yield curve positioning. The fund may invest in corporate debt securities, U.S. Government debt securities, foreign government debt securities, non-rated debt securities, and asset-backed, mortgage-backed and commercial mortgage-backed securities.

PERFORMANCE DISCUSSION

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge						% Return After Sales Charge[5]
					Since	Since
					6/30/06	4/19/13
	1 Year	3 Years	5 Years	10 Years	Inception	Inception	1 Year	3 Years	5 Years	10 Years

Class A Shares[2]	3.04	1.38	2.77	3.32	–	–	-1.58	-0.17	1.82	2.85
Class B Shares[3]	2.18	0.62	1.98	2.71	–	–	-2.32	-0.50	1.61	2.71
Class Y Shares[6]	3.23	1.62	3.01	–	4.11	–	–	–	–	–
Class R6 Shares[7]	3.32	–	–	–	–	0.91	–	–	–	–
Bank of America Merrill
Lynch US Corp, Govt &
Mortgage Index	4.32	2.79	4.23	4.71	5.44	2.25	NA	NA	NA	NA

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Core Bond Fund (Class A (load waived)) returned 3.04% for the one-year period, trailing the fund’s benchmark, the Bank of America Merrill Lynch U.S. Corporate Government and Mortgage Index, which advanced 4.32%. The Morningstar Intermediate-Term peer group gained 4.09% for the period. With interest rates falling across the period, the best-performing areas were long-term bonds as indicated by Morningstar Long-Term Bond Category gain of 7.22%, while the Morningstar Short Term Bond Category gained 1.32%. Madison Core Bond’s returns were restrained by our defensive interest-rate positioning, which kept us in bonds of shorter maturity than our benchmark.

Madison Funds | Management’s Discussion of Fund Performance - Core Bond Fund - continued | October 31, 2014

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Asset Backed Securities	3.6%
Commercial Mortgage Backed Securities	1.4%
Corporate Notes and Bonds	25.9%
Mortgage Backed Securities	20.9%
Municipal Bonds	8.8%
U.S. Government and Agency Obligations	35.7%
Short-Term Investments and Other Net Assets and Liabilities	3.7%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

U.S. Treasury Bond, 4.5%, 5/15/38	2.7%
U.S. Treasury Note, 4.25%, 8/15/15	2.5%
U.S. Treasury Note, 2.75%, 11/30/16	2.3%
U.S. Treasury Note, 2.75%, 2/15/19	2.2%
Freddie Mac REMICS, 3.0%, 12/15/26	2.1%
U.S. Treasury Note, 3.125%, 5/15/21	1.8%
U.S. Treasury Note, 3.125%, 1/31/17	1.8%
U.S. Treasury Note, 0.75%, 3/15/17	1.8%
U.S. Treasury Note, 2.125%, 8/15/21	1.6%
U.S. Treasury Note, 2.625%, 1/31/18	1.4%

CORPORATE BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Corporate Bond Fund seeks to achieve its investment objective through diversified investment in a broad range of corporate debt securities. Under normal market conditions, the fund will invest at least 80% of its net assets in income-producing corporate bonds, and at least 80% of its assets in investment-grade bonds. Up to 20% of the fund’s assets may be invested in non-investment grade fixed-income securities commonly referred to as “high yield” or “junk” bonds. The fund expects to maintain an average overall portfolio quality of A- or better, an overall portfolio dollar weighted average maturity of 15 years or less, and an overall portfolio duration within 25% of the Barclays U.S. Credit Bond Index benchmark (with the flexibility to occasionally vary from the benchmark by up to 50% when the investment adviser believes interest rates are likely to materially change).

PERFORMANCE DISCUSSION

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge
				Since
				7/1/07
	1 Year	3 Years	5 Years	Inception

Class Y Shares[6]	4.21	3.28	4.39	5.71
Barclays U.S. Credit Bond Index	6.24	4.68	6.20	6.39

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Corporate Bond Fund (Class Y) gained 4.21% for the period, while its benchmark, the Barclays U.S. Credit Bond Index gained 6.24%. The fund outperformed its peer group, the Morningstar Intermediate-Term Bond Category, which averaged a 4.09% gain. The main factor influencing corporate bond returns during this period was the drift lower of interest rates. The bellwether 10-year Treasury began the period with a yield of 2.56%, then dipped below 2% for an intra-day low on October 15 before trending upward to period-closing 2.34%. Since falling rates exert upward pressure on existing bond valuations, bond benchmarks were strong for the period. The main constraint of the fund against its benchmark was its defensive interest-rate positioning, holding bonds with shorter maturities than its index during a period in which longer bonds soundly outperformed shorter bonds.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Consumer Discretionary	9.6%
Consumer Staples	7.2%
Energy	10.9%
Financials†	32.1%
Health Care	5.1%
Industrials	5.4%
Information Technology	10.3%
Materials	4.0%
Telecommunication Services	1.9%
Utilities	1.8%
Municipal Bonds	8.9%
Short-Term Investments and Other Net Assets and Liabilities	2.8%

†Financials includes securities in the following industries: Banks; Diversified Financial Services; Insurance; Iron/Steel; Machinery-Construction & Mining; Machinery-Diversified, and Real Estate.

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

General Electric Capital Corp., 6.75%, 3/15/32	2.1%
Oracle Corp., 5.75%, 4/15/18	1.8%
Wells Fargo & Co., 5.625%, 12/11/17	1.7%
Berkshire Hathaway Finance Corp., 5.4%, 5/15/18	1.7%
Marathon Oil Corp., 6.0%, 10/1/17	1.7%
Simon Property Group L.P., 4.125%, 12/1/21	1.6%
Valero Energy Corp., 6.625%, 6/15/37	1.6%
JPMorgan Chase & Co., 4.25%, 10/15/20	1.6%
Dow Chemical Co./The, 4.125%, 11/15/21	1.6%
US Bancorp, 2.2%, 11/15/16	1.5%

Madison Funds | Management’s Discussion of Fund Performance - continued | October 31, 2014

HIGH INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison High Income Fund invests primarily in lower-rated, higher-yielding income bearing securities, such as “junk” bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may rotate securities selection by business sector according to economic outlook. Under normal market conditions, the fund invests at least 80% of its net assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.

PERFORMANCE DISCUSSION

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge					% Return After Sales Charge[5]
					Since
					6/30/06
	1 Year	3 Years	5 Years	10 Years	Inception	1 Year	3 Years	5 Years	10 Years

Class A Shares[2]	5.20	7.04	8.04	6.41	–	0.43	5.39	7.06	5.91
Class B Shares[3]	4.47	6.25	7.25	5.77	–	0.19	5.23	6.95	5.77
Class Y Shares[6]	5.59	7.38	8.35	–	7.21	–	–	–	–
Bank of America
Merrill Lynch U.S.
High Yield Master
II Constrained	5.85	9.23	10.22	8.13	8.81	NA	NA	NA	NA

See accompanying Notes to Management’s Discussion of Fund Performance.

The high-yield bond market produced somewhat higher returns than the overall bond market over this period. The Madison High Income Fund remained true to its conservative strategy throughout the annual period in which the higher-quality end of the high-yield market outperformed the lower-quality tranches. The fund (Class A (load waived)) returned 5.20% during the 12-month period ending October 31, modestly trailing the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index’s 5.85% return. The fund outperformed its Morningstar High Yield Bond category peer group, which returned 4.50%. The biggest factor restraining fund performance was a strategic underweighting of longer-duration securities and fallen angel bonds (those that have been downgraded from investment grade quality), which benefited from the rally in Treasury bonds over the last year. Significantly aiding relative and absolute returns was the fund’s underweighting of lower-rated securities, which generally underperformed. From an industry perspective, the fund’s positioning in the oil and gas industry and a below-index weighting among finance and banking companies held back returns. The biggest positive contributors came from avoiding pitfalls in coal and gaming bonds (especially those issued by Caesars Entertainment) and holding major positions in the Cable industry.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Consumer Discretionary	23.5%
Consumer Staples	1.6%
Energy	15.5%
Financials	4.8%
Health Care	13.5%
Industrials	13.4%
Information Technology	4.9%
Materials	7.9%
Telecommunication Services	4.7%
Utilities	4.5%
Short-Term Investments and Other Net Assets and Liabilities	5.7%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Univision Communications Inc., 6.75%, 9/15/22	1.8%
Tenet Healthcare Corp., 8.0%, 8/1/20	1.7%
Endo Finance LLC & Endo Finco Inc., 7.0%, 12/15/20	1.7%
CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.625%, 2/15/24	1.7%
Sprint Corp., 7.125%, 6/15/24	1.6%
Tronox Finance LLC, 6.375%, 8/15/20	1.6%
Cumulus Media Holdings Inc., 7.75%, 5/1/19	1.6%
FTI Consulting Inc., 6.0%, 11/15/22	1.6%
Belden Inc., 5.5%, 9/1/22	1.6%
Southern Star Central Corp., 5.125%, 7/15/22	1.6%

DIVERSIFIED INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Diversified Income Fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments. Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds. Generally, however, bonds will constitute up to 80% of the fund’s assets, stocks will constitute up to 70% of the fund’s assets, real estate securities will constitute up to 25% of the fund’s assets, foreign stocks and bonds will constitute up to 25% of the fund’s assets and money market instruments may constitute up to 25% of the fund’s assets. The fund intends to limit the investment in lower credit quality bonds to less than 50% of the fund’s assets.

PERFORMANCE DISCUSSION

Madison Funds | Management’s Discussion of Fund Performance - Diversified Income Fund - continued | October 31, 2014

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge					% Return After Sales Charge[5]
					Since					Since
					7/31/12					7/31/12
	1 Year	3 Years	5 Years	10 Years	Inception	1 Year	3 Years	5 Years	10 Years	Inception

Class A Shares[2]	8.22	10.21	10.20	6.14	–	1.98	8.06	8.91	5.51	–
Class B Shares[3]	7.37	9.40	9.39	5.50	–	2.87	8.42	9.11	5.50	–
Class C Shares[4]	7.38	–	–	–	8.94	6.38	–	–	–	8.94
Bank of
America Merrill
Lynch US
Corp, Govt &
Mortgage Index	4.32	2.79	4.23	4.71	1.53	NA	NA	NA	NA	NA
S&P 500®
Index	17.27	19.77	16.69	8.20	21.00	NA	NA	NA	NA	NA
Custom
Blended Index
(50% Fixed
50% Equity)	10.72	11.11	10.57	6.76	10.96	NA	NA	NA	NA	NA

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Diversified Income Fund (A Class (load-waived)) returned 8.22% for the one-year period, trailing its Custom Blended Index which returned 10.72%. The fund’s designated Morningstar peer group is Large Value, which is primarily a pure stock category, and as such, would be expected to outperform in a period in which the stock market had such strong returns. This was indeed the case, as this category averaged a 13.60% return for the period. As indicated by the Large Value category’s return, which was well below the S&P 500®’s 17.27%, this one-year period was characterized by outperformance of growth stocks over value stocks, a factor which influenced the fund’s return against its blended benchmark’s because the fund’s stock holdings tend to fall into the value category. Two of our Consumer Staples Sector stocks, Diageo and Nestle, are domiciled in Europe and not part of the benchmark. Both of these companies had weak returns, reflecting the overall performance of European markets, and were a big part of our relative return story. One of our larger holdings, McDonald’s, was basically flat for the period, another significant drag on relative performance. Helping to balance these disappointments were market-beating returns from Merck, Home Depot, Amgen and Microsoft. Another limiting factor against the benchmark’s return was the fund’s bond positioning. In accordance with our risk-conscious philosophy, we maintained a shorter maturity, high-quality bond portfolio during a period in which long bonds had a major performance advantage. This positioning reflects our opinion that the potential for higher interest rates is greater than for lower rates. Should rates move higher, bonds are generally subject to a loss in valuation, an effect which is expected to hurt longer maturity bonds more severely than shorter maturity bonds.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Common Stocks	55.0%
U.S. Government and Agency Obligations	16.2%
Corporate Notes and Bonds	14.8%
Mortgage Backed Securities	7.3%
Asset Backed Securities	1.4%
Municipal Bonds	0.9%
Commercial Mortgage-Backed Securities	0.5%
Short-Term Investments and Other Net Assets and Liabilities	3.9%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Travelers Cos. Inc./The	2.4%
Chevron Corp.	2.1%
Johnson & Johnson	2.0%
Microsoft Corp.	2.0%
Procter & Gamble Co./The	1.9%
Pfizer Inc.	1.9%
Exxon Mobil Corp.	1.9%
McDonald’s Corp.	1.8%
Wells Fargo & Co.	1.7%
QUALCOMM Inc.	1.6%

COVERED CALL & EQUITY INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Covered Call & Equity Income Fund (formerly the Madison Equity Income Fund) invests, under normal market conditions, primarily in common stocks of large-and mid-capitalization companies that are, in the view of the fund’s investment adviser, selling at a reasonable price in relation to their long-term earnings growth rates. The portfolio managers will allocate the fund’s assets among stocks in sectors of the economy based upon their views on forward earnings growth rates, adjusted to reflect their views on economic and market conditions and sector risk factors.

The fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The extent of option writing activity will depend upon market conditions and the portfolio manager’s ongoing assessment of the attractiveness of writing call options on the fund’s stock holdings. In addition to providing income, covered call writing helps to reduce the volatility (and risk profile) of the fund by providing downside protection.

PERFORMANCE DISCUSSION

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge					% Return After Sales Charge[5]
				Since	Since				Since	Since
				10/31/09	7/31/12				10/31/09	7/31/12
	1 Year	3 Years	5 Years	Inception	Inception	1 Year	3 Years	5 Years	Inception	Inception

Class A Shares[2]	8.90	9.92	8.38	8.38	–	2.64	7.76	7.11	7.11	–
Class C Shares[4]	8.01	–	–	–	9.95	7.03	–	–	–	9.95
Class Y Shares[6]	9.08	10.12	8.60	8.60	–	–	–	–	–	–
Class R6 Shares[7]	9.29	–	–	–	11.18	–	–	–	–	–
S&P 500® Index	17.27	19.77	16.69	16.69	21.00	NA	NA	NA	NA	NA
CBOE BuyWrite Index	8.27	9.61	8.70	8.70	7.50	NA	NA	NA	NA	NA

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Covered Call & Equity Income Fund (Class A (load waived)) returned 8.90% for the one-year period. As can be expected, the fund did not match the S&P 500®’s 17.27% return, since the fund’s covered call strategy is not designed to keep up with rapidly rising markets. Specifically, the performance during the period exemplified the risk that, as a writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. However, the fund’s active management of stock holdings and option writing proved to be a good performance match over the one-year period with the passive strategy of its covered call benchmark, the CBOE S&P 500 BuyWrite Index (BXM) whose price-only return was 8.27%. At period end, the fund’s largest sector exposure was Consumer Discretionary, followed by Information Technology.

Madison Funds | Management’s Discussion of Fund Performance - Covered Call & Equity Income Fund - continued | October 31, 2014

SECTOR ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENTS AS OF 10/31/14

		S&P 500®			S&P 500®
	Fund	Index		Fund	Index
Consumer Discretionary	13.8%	11.7%	Materials	0.7%	3.3%
Consumer Staples	8.6%	9.6%	Telecommunication Services	1.6%	2.4%
Energy	7.2%	9.2%	Utilities	–	3.2%
Financials	6.1%	16.4%	Exchange-Traded Funds	8.5%	–
Health Care	5.3%	14.3%	U.S. Government and
Industrials	11.8%	10.4%	Agency Obligations	6.6%	–
Information Technology	13.2%	19.5%	Short-Term Investments	16.6%	–

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Powershares QQQ Trust Series 1	3.0%
SPDR S&P 500 ETF Trust	3.0%
Costco Wholesale Corp.	2.9%
Amazon.com Inc.	2.7%
SPDR Gold Shares	2.6%
Rockwell Collins Inc.	2.5%
T. Rowe Price Group Inc.	2.5%
Express Scripts Holding Co.	2.4%
Occidental Petroleum Corp.	2.4%
QUALCOMM Inc.	2.3%

DIVIDEND INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Dividend Income Fund invests in equity securities of companies with a market capitalization of over $1 billion and a history of paying dividends, with the ability to increase dividends over time. Under normal market conditions, at least 80% of the fund’s net assets will be invested in dividend paying equity securities. The fund typically owns 40-55 securities which are chosen for having a current yield exceeding the S&P 500’s average yield, strong fundamentals including an attractive balance sheet and reasonable valuations at the time of purchase. A key attraction for management is a company with a history of increasing dividend payments and a business model which supports the possibility of continuing these increases in the future.

PERFORMANCE DISCUSSION

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge
	1 Year	3 Years	5 Years	10 Years

Class Y Shares[6]	12.42	16.29	12.19	7.11
S&P 500® Index	17.27	19.77	16.69	8.20

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Dividend Income Fund (Class Y) returned 12.42% for the annual period, trailing its benchmark, the S&P 500® Index, which advanced 17.27%. This performance was also behind its peer group, as the Morningstar Large Value Category was up 13.60%. As is often typical in rapidly rising markets, speculative stocks outperformed shares of the kind of stable, proven dividend-paying companies we seek to own in the fund. This was particularly true in the two highest-returning market sectors: Health Care and Technology. We had strong results in Health Care, where we were overweighted, but had less-than-index exposure to the top performing biotechnology companies. Our largest sector holding, pharmaceutical Pfizer, lagged the sector badly. Similarly, we had market-beating returns in our Information Technology holdings, but a lighter weighting and some modestly performing companies like Linear Technology and Microchip Technology dampened the exceptional performance from our largest tech holding, Microsoft, and a smaller holding in Intel. In other positive results, we had index-beating returns in Consumer Discretionary, led by Time Warner, while our holdings in Merck & Co. led our Health Care returns as the stock price rose more than 32% over the period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

		S&P 500®
	Fund	Index
Consumer Discretionary	8.1%	11.7%
Consumer Staples	14.6%	9.6%
Energy	11.1%	9.2%
Financials	15.6%	16.4%
Health Care	16.6%	14.3%
Industrials	10.7%	10.4%
Information Technology	14.2%	19.5%
Materials	1.6%	3.3%
Telecommunication Services	2.6%	2.4%
Utilities	2.1%	3.2%
Short-Term Investments and Other Net Assets and Liabilities	2.8%	–

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Travelers Cos. Inc./The	4.0%
Chevron Corp.	3.8%
Johnson & Johnson	3.6%
Microsoft Corp.	3.5%
Procter & Gamble Co./The	3.4%
McDonald’s Corp.
Exxon Mobil Corp.	3.3%
Pfizer Inc.	3.3%
Wells Fargo & Co.	2.9%
Medtronic Inc.	2.9%

Madison Funds | Management’s Discussion of Fund Performance - continued | October 31, 2014

LARGE CAP VALUE FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Large Cap Value Fund will, under normal market conditions, invest primarily in large cap stocks. The fund follows a “value” approach, meaning the portfolio managers seek to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors. The fund will diversify its holdings among various industries and among companies within those industries. The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its intrinsic value or other stocks appear more attractively priced relative to their intrinsic values.

PERFORMANCE DISCUSSION

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge					% Return After Sales Charge[5]
					Since
					6/30/06
	1 Year	3 Years	5 Years	10 Years	Inception	1 Year	3 Years	5 Years	10 Years

Class A Shares[2]	13.47	17.05	14.07	6.14	–	6.94	14.76	12.74	5.52
Class B Shares[3]	12.61	16.15	13.23	5.51	–	8.11	15.27	12.98	5.51
Class Y Shares[6]	13.74	17.33	14.36	–	5.53	–	–	–	–
Russell 1000® Value
Index	16.46	20.42	16.49	7.90	6.78	NA	NA	NA	NA

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Large Cap Value Fund (Class A (load waived)) returned 13.47% for the twelve-month period, trailing its benchmark, the Russell 1000® Value Index, which was up 16.46%. The fund was just fractionally behind its Morningstar peer group, Large Cap Value, which showed a 13.60% return. The performance gap against the index was not concentrated in any one sector or just a few stocks, but reflected a broader spectrum of smaller gaps. The main areas of underperformance were Energy, Technology, Materials and the drag of holding cash in an advancing market. As the stock market hit all-time highs, we sold some positions we felt were fully valued, even as the process of finding attractive replacements proved challenging. Thus, the cash weighting in the portfolio served as a headwind, even though we believe it was prudent when considering the risks posed by high stock prices. As oil prices dropped, energy stocks languished, and we saw particular weakness in Apache Corporation and Cameron International. In Technology, it was what we didn’t own that produced relative weakness, as our holdings produced a return well above the market’s, thanks to strength in companies including Microsoft and Seagate, but still lagged the index’s excessive sector returns of more than 30%. Our relative strength was the Consumer Discretionary Sector, where we had more emphasis than the index, and saw superior returns from DIRECTV, Advance Auto Parts and Time Warner.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

		Russell
		1000® Value
	Fund	Index
Consumer Discretionary	7.5%	6.3%
Consumer Staples	9.5%	7.1%
Energy	7.7%	12.2%
Financials	27.9%	29.4%
Health Care	16.6%	13.8%
Industrials	10.9%	10.2%
Information Technology	10.2%	9.2%
Materials	1.3%	3.2%
Telecommunication Services	2.3%	2.2%
Utilities	3.9%	6.4%
Short-Term Investments and Other Net Assets and Liabilities	2.2%	–

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

American International Group Inc.	4.2%
Citigroup Inc.	4.1%
Procter & Gamble Co./The	4.0%
Duke Energy Corp.	3.8%
UnitedHealth Group Inc.	3.7%
Express Scripts Holding Co.	3.4%
Microsoft Corp.	3.4%
CVS Health Corp.	3.3%
Rockwell Collins Inc.	3.2%
Pfizer Inc.	3.2%

INVESTORS FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Investors Fund invests primarily in the common stocks of established, high-quality growth companies. The fund typically owns 25-40 securities which are selected using our long-held investment discipline of seeking the highest-quality, proven companies and purchasing them when valuations appear advantageous. A rigorous three-step process is followed when evaluating companies. The business model, the management team and the valuation of each potential investment are considered. Management strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows. Management corroborates this valuation work with additional valuation methodologies. The fund typically sells a stock when the valuation target the portfolio managers have set for the stock has been achieved, the fundamental business prospects for the company have materially changed, or the portfolio managers find a more attractive alternative.

PERFORMANCE DISCUSSION

Madison Funds | Management’s Discussion of Fund Performance - Investors Fund - continued | October 31, 2014

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge					% Return After Sales Charge[5]
					Since				Since
					9/23/13				9/23/13
	1 Year	3 Years	5 Years	10 Years	Inception	1 Year	3 Years	5 Years	Inception

Class A Shares[2]	14.55	–	–	–	14.93	7.97	–	–	8.97
Class Y Shares[6]	14.84	17.33	13.44	6.57	–	–	–	–	–
Class R6 Shares[7]	15.10	–	–	–	15.52	–	–	–	–
S&P 500® Index	17.27	19.77	16.69	8.20	20.68	NA	NA	NA	NA

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Investors Fund (Class Y) returned 14.84% for the one-year period, trailing its benchmark, the S&P 500® Index, which advanced 17.27%. This performance was in line with its peer group, as the Morningstar Large Growth Category was up 14.57%. A number of factors were behind the fund’s relative performance. As is often typical in rapidly rising markets, speculative stocks outperformed shares of the kind of stable, proven companies we seek to own in the fund. As the stock market hit all-time highs, we sold some positions we felt were fully valued, even as the process of finding attractive replacements proved challenging. Thus, the cash weighting in the portfolio served as a headwind, even though we believe it was prudent when considering the risks posed by high stock prices. We believe we will be able to invest this cash balance with a superior risk-reward ratio in time. We also faced a tough comparison to rapidly rising biotechnology stocks where we have low exposure. Positively, we did find the opportunity to invest in some consumer stocks at good prices that were good contributors over the past year. In particular, Advance Auto Parts and TJX had solid performance. Additionally, nearly all of our stocks in Financials, a sector where we carry an overweighting, performed well. One of our industrial holdings, Jacobs Engineering, had a particular trying stretch, as continued low business confidence has delayed capital investment projects. While Jacobs Engineering was a drag to performance over the past year, we feel that the future looks bright for this business, and believe the stock was trading at an advantageous price as of the end of the period covered by this report.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

		S&P 500®
	Fund	Index
Consumer Discretionary	17.1%	11.7%
Consumer Staples	9.6%	9.6%
Energy	4.2%	9.2%
Financials	21.3%	16.4%
Health Care	6.9%	14.3%
Industrials	17.6%	10.4%
Information Technology	14.5%	19.5%
Materials	–	3.3%
Telecommunication Services	–	2.4%
Utilities	–	3.2%
Short-Term Investments and Other Net Assets and Liabilities	8.8%	–

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Diageo PLC	4.0%
Accenture PLC, Class A	4.0%
Berkshire Hathaway Inc., Class B	3.8%
Danaher Corp.	3.8%
Jacobs Engineering Group Inc.	3.7%
TJX Cos. Inc./The	3.7%
Nestle S.A.	3.6%
Copart Inc.	3.6%
PACCAR Inc.	3.6%
Markel Corp.	3.5%

LARGE CAP GROWTH FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Large Cap Growth Fund invests primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its net assets in large cap stocks. Stocks selected for the fund will represent primarily well-established companies that have a demonstrated pattern of consistent growth. To a lesser extent, the fund may invest in less-established companies that may offer more rapid growth potential. The fund has an active trading strategy which will lead to higher portfolio turnover than a more passively-managed fund.

PERFORMANCE DISCUSSION

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge					% Return After Sales Charge[5]
					Since
					6/30/06
	1 Year	3 Years	5 Years	10 Years	Inception	1 Year	3 Years	5 Years	10 Years

Class A Shares[2]	15.63	15.18	13.30	6.75	–	9.01	12.92	11.97	6.11
Class B Shares[3]	14.76	14.31	12.45	6.11	–	10.26	13.41	12.20	6.11
Class Y Shares[6]	15.94	15.48	13.59	–	7.53	–	–	–	–
Russell 1000® Growth
Index	17.11	19.30	17.43	9.05	9.45	NA	NA	NA	NA

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Large Cap Growth Fund (Class A (load waived)) returned 15.63% for the annual period, trailing its benchmark, the Russell 1000® Growth Index, which was up 17.11%. The fund outperformed its peer group, Morningstar Large Growth, which averaged a return of 14.57% over the same twelve months. Two-thirds of the fund’s underperformance against its benchmark could be assigned to cash holdings, always a drag in a rapidly rising market. While cash levels were not, on average, excessive, we did find incentives to sell issues as the market hit new highs while being cautious in deploying the assets thus raised. Within our holdings, the only sector with significant below-market returns was Industrials, where our holdings in Boeing, Expeditors International, W.W. Grainger and United Technologies kept our returns from matching the overall market’s. On the positive side, we had excellent returns from our Health Care Sector exposure, where our biotechnology holdings did especially well, led by Allergan and Gilead Sciences. Our holdings in the other index-beating sector, Technology, were also strong contributors to performance, as Apple, MICROS and Microsoft all had market-beating results.

Madison Funds | Management’s Discussion of Fund Performance - Large Cap Growth Fund - continued | October 31, 2014

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

		Russell 1000®
	Fund	Growth Index
Consumer Discretionary	22.0%	18.2%
Consumer Staples	7.1%	10.5%
Energy	5.0%	5.1%
Financials	3.2%	5.5%
Health Care	13.6%	14.2%
Industrials	13.8%	11.9%
Information Technology†	25.7%	28.0%
Materials	–	4.0%
Telecommunication Services	2.0%	2.3%
Utilities	–	0.3%
Short-Term Investments and Other Net Assets and Liabilities	7.6%	–

†Information Technology includes securities in the following industries: Communications Equipment; Computers & Peripherals; Internet Software & Services; IT Services; Semiconductors & Semiconductor Equipment; and Software.

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Apple Inc.	4.2%
Microsoft Corp.	3.7%
QUALCOMM Inc.	3.4%
Oracle Corp.	3.3%
Google Inc., Class C	3.1%
Amgen Inc.	2.3%
Boeing Co./The	2.3%
Priceline Group Inc./The	2.2%
Accenture PLC, Class A	2.2%
T. Rowe Price Group Inc.	2.1%

MID CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Mid Cap Fund invests generally in common stocks, securities convertible into common stocks and related equity securities of midsize companies and will, under normal market conditions, maintain at least 80% of its net assets in such mid-cap securities. The fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The fund’s portfolio managers believe in selecting stocks for the fund that show steady, sustainable growth and reasonable valuation. As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment. Stocks are generally sold when target prices are reached, company fundamentals deteriorate or more attractive stocks are identified.

PERFORMANCE DISCUSSION

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge						% Return After Sales Charge[5]
					Since	Since
					2/29/12	4/19/13		Since 4/19/13
	1 Year	3 Years	5 Years	10 Years	Inception	Inception	1 Year	Inception

Class A Shares[2]	10.65	–	–	–	–	15.46	4.27	11.12
Class B Shares[3]	9.89	–	–	–	–	14.60	5.39	12.17
Class Y Shares[6]	10.88	16.90	16.42	8.25	–	–	–	–
Class R6 Shares[7]	11.29	–	–	–	15.51	–	–	–
Russell Midcap® Index	15.32	20.05	18.97	10.37	18.60	21.77	NA	NA

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Mid Cap Fund (Class Y) returned 10.88% for the annual period, trailing its benchmark Russell Midcap® Index’s 15.32% return. The fund outperformed its peer group, the Morningstar Mid-Cap Growth Category, whose average return of 10.21% demonstrated the disparity between mid-cap mutual fund performance in general and the Russell benchmark this year. A number of factors worked against the fund’s relative returns for the period. Holding cash over this period was the largest single detriment to relative performance. As the market hit new highs we found ourselves in a position with more holdings that appeared fully valued than with new opportunities. Rather than rush to put the cash to work, we prefer to patiently wait for the market to provide the kind of high-quality companies that we admire at appropriate valuations. Our index’s top performing sector was Health Care, and although we had positive results with our Health Care holdings, we couldn’t keep up with the index’s 33% sector return, which was fueled largely by expensive and volatile biotechnology firms. Our underperformance in Industrials was more a result of disappointing results in specific securities, C.H. Robinson, Expeditors International, and Jacobs Engineering, which overshadowed market-beating returns from TransDigm Group Incorporated and Westinghouse Air Brake. Other performance highlights included a substantial rally in DIRECTV, a nice bounce-back for long-time insurance holding Markel and a strong rally in the shares of Advance Auto Parts.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

	Fund	Russell Midcap® Index
Consumer Discretionary	24.5%	17.1%
Consumer Staples	0.9%	5.7%
Energy	4.5%	5.1%
Financials	23.1%	21.0%
Health Care	12.4%	11.5%
Industrials	18.1%	12.7%
Information Technology	4.4%	13.9%
Materials	3.2%	5.9%
Telecommunication Services	–	0.7%
Utilities	–	6.4%
Short-Term Investments and Other Net Assets and Liabilities	8.9%	–

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Markel Corp.	5.5%
Ross Stores Inc.	5.4%
Brookfield Asset Management Inc., Class A	4.3%
Brown & Brown Inc.	3.9%
Copart Inc.	3.7%
Liberty Global PLC	3.7%
Advance Auto Parts Inc.	3.5%
Sally Beauty Holdings Inc.	3.4%
DENTSPLY International Inc.	3.3%
Laboratory Corp. of America Holdings	3.3%

Madison Funds | Management’s Discussion of Fund Performance | October 31, 2014

SMALL CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Small Cap Fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. Under normal market conditions, the fund will maintain at least 80% of its net assets in such small cap securities. The portfolio managers employ a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify securities of companies they believe have attractive valuations. The portfolio managers focus on companies with a record of above average rates of profitability that sell at a discount relative to the overall small cap market. Through fundamental research, the portfolio managers seek to identify those companies which possess one or more of the following characteristics: sustainable competitive advantages within a market niche; strong profitability and free cash flows; strong market share positions and trends; quality of and share ownership by management; and financial structures that are more conservative than the relevant industry average.

PERFORMANCE DISCUSSION

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge					% Return After Sales Charge[5]
				Since	Since				Since
				12/27/06	1/9/07				12/27/06
	1 Year	3 Years	5 Years	Inception	Inception	1 Year	3 Years	5 Years	Inception

Class A Shares[2]	6.45	16.94	16.04	7.61	–	0.31	14.64	14.68	6.80
Class B Shares[3]	5.66	16.08	15.14	6.87	–	1.16	15.21	14.91	6.87
Class Y Shares[6]	6.72	17.24	16.32	–	8.16	–	–	–	–
Russell 2000® Index	8.06	18.18	17.39	6.49	6.85	–	–	–	–
Russell 2000® Value
Index	7.89	17.94	16.15	4.88	5.26	NA	–	–	NA

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Small Cap Fund (Class A (load waived)) returned 6.45% for the period, lagging the Russell 2000® Index’s 8.06% and the Russell 2000® Value Index’s 7.89% return. The fund also trailed its peer group average, as the Morningstar Small Blend Category averaged a return of 7.66%. Sector allocation detracted from relative results during the period, as did the fund’s normal cash position, a function of operational efficiency to handle daily transactions. The fund’s most significant detractors from relative performance during the period included Ascena Retail Group, a clothing and accessory retailer for tween girls and women. Scorpio Tankers, an owner and operator of a fleet of product tankers which provide seaborne transportation for refined petroleum products, and First Niagara Financial Group, a retail and commercial bank, also detracted from relative performance. Our position in ERA Group, a global helicopter operator primarily serving the oil and gas industry, was also among the largest detractors on an absolute basis during the period. The fund’s top contributors to relative returns during the period included oil and natural gas exploration and production company, Diamondback Energy, manufacturer of printers and related products, Zebra Technologies, and Helen of Troy, developer and distributor of branded consumer products in personal care and housewares. Charles River Labs, a contract research organization (CRO), was among the largest contributors on an absolute basis during the period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

		Russell 2000®
	Fund	Index

Consumer Discretionary	8.8%	13.1%
Consumer Staples	3.8%	3.2%
Energy	5.4%	4.6%
Financials	20.2%	24.3%
Health Care	13.0%	14.0%
Industrials	22.8%	14.0%
Information Technology	11.9%	17.7%
Materials	7.8%	4.8%
Telecommunication Services	–	0.8%
Utilities	2.9%	3.5%
Short-Term Investments and Other Net Assets and Liabilities	3.4%	–

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Belden Inc.	3.3%
Helen of Troy Ltd.	2.8%
Mueller Industries Inc.	2.7%
Charles River Laboratories International Inc.	2.4%
G&K Services Inc.	2.2%
International Bancshares Corp.	2.1%
Webster Financial Corp.	2.1%
GATX Corp.	2.1%
Cato Corp./The	2.1%
United Stationers Inc.	2.0%

NORTHROAD INTERNATIONAL FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison NorthRoad International Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in the stock of foreign companies, with an emphasis on companies with a market capitalization of approximately $3 billion or greater. The fund expects to have a relatively focused portfolio of between 25-50 holdings.

PERFORMANCE DISCUSSION

Average Annual Total Return through October 31, 2014[1,8]
		% Return Without Sales Charge
				Since	Since
				12/31/08	2/29/12
	1 Year	3 Years	5 Years	Inception	Inception

Class Y Shares[6]	-1.91	8.37	9.20	11.53	–
Class R6 Shares[7]	-1.66	–	–	–	8.39
MSCI EAFE Index (net)	-0.60	9.68	–	10.03	8.95

See accompanying Notes to Management’s Discussion of Fund Performance.

16

Madison Funds | Management’s Discussion of Fund Performance - NorthRoad International Fund - continued | October 31, 2014

The Madison NorthRoad International Fund (Class Y) returned -1.91% for the period, trailing the -0.60% return of the MSCI EAFE Index (net). In local currency terms the MSCI EAFE Index (net) was up 6.84%, but a weakening Euro and Yen more than offset those gains in dollar terms. The fund underperformed its peer group, with the Morningstar Foreign Large Blend Category averaging a -0.04% return. This was a trying period for overseas investments, particularly for companies domiciled in Europe, where the fund has its highest concentration. The Morningstar Europe Stock Category lost -2.13% for the period. The portfolio’s energy holdings were the biggest drag on performance. The shares of Technip, a French based oil services company, declined sharply on fears of falling industry capital expenditures. Stock selection in the Consumer Staples Sector also detracted from performance. Tesco, a UK based retailer, fell sharply as it continued to lose market share to hard discounters and disclosed that its profits estimates in its UK operations had been overstated. The portfolio’s holdings in the Consumer Discretionary and the Health Care Sector delivered strong positive returns in a down market. Estacio, a Brazilian private higher education institution, benefited from ongoing consolidation in its market and continued growth. The shares of Teva, a global pharmaceutical company, performed well on the back of management’s progress on raising profitability in its generics business and continued strength of its key drug for multiple sclerosis, Copaxone. While from a bottom-up perspective Europe offers the most compelling investment opportunities, we do not limit ourselves geographically. Dislocations caused by near-term macroeconomic or geo-political concerns may create additional long-term investment opportunities. Our singular focus remains on identifying good businesses with healthy returns on capital that are trading at compelling valuations, regardless of domicile. We believe the portfolio is well-positioned in businesses that generate strong returns on capital and healthy dividend yields yet trade at discounts to their fundamental values.

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Europe (excluding United Kingdom)	48.2%
United Kingdom	26.2%
Japan	11.5%
Emerging Markets	7.7%
Pacific Basin (excluding Japan)	4.3%
Short-Term Investments and Other Net Assets and Liabilities	2.1%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Diageo PLC	4.3%
Novartis AG	3.6%
Royal Dutch Shell PLC	3.0%
Schneider Electric SE	3.0%
WPP PLC	2.8%
Total S.A.	2.8%
Berendsen PLC	2.6%
SAP SE	2.6%
Syngenta AG	2.6%
Sanofi	2.5%

INTERNATIONAL STOCK FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison International Stock Fund will invest, under normal market conditions, at least 80% of its net assets in the stock of foreign companies. Typically, a majority of the fund’s assets are invested in relatively large capitalization stocks of companies located or operating in developed countries. The fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The portfolio managers typically maintain this segment of the fund’s portfolio in such stocks which it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. The fund may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.

PERFORMANCE DISCUSSION

Average Annual Total Return through October 31, 2014[1]
		% Return Without Sales Charge				% Return After Sales Charge[5]
					Since
					6/30/06
	1 Year	3 Years	5 Years	10 Years	Inception	1 Year	3 Years	5 Years	10 Years

Class A Shares[2]	1.09	10.77	7.53	6.78	–	-4.71	8.60	6.25	6.15
Class B Shares[3]	0.31	9.96	6.73	6.14	–	-4.19	8.98	6.42	6.14
Class Y Shares[6]	1.29	11.08	7.79	–	4.10	–	–	–	–
MSCI EAFE Index (net)	-0.60	9.68	6.52	5.81	2.82	NA	NA	NA	NA

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison International Stock Fund (Class A (load waived)) returned 1.09% for the period, beating the -0.60% return of the MSCI EAFE Index (net). The fund also outperformed its peer group, with the Morningstar Foreign Large Blend Category averaging a -0.04% return. Benchmark outperformance during the period was primarily due to stock selection. In the Consumer Discretionary Sector, Brazilian private-education provider Estacio performed well on results that highlighted strong enrollment. British-headquartered jeweler Signet rose on strong results and the market reacting favorably to its acquisition of Zales. Also in the sector, France’s auto-parts manufacturer Valeo performed well on increased demand in China and North America. In the Industrials Sector, shares of British International Consolidated Airlines rose on increased trans-Atlantic traffic. Within Consumer Staples, shares of Belgian brewer Anheuser-Busch InBev rose on sales growth that exceeded expectations, particularly in Brazil ahead of the World Cup. In contrast, low exposure to and stock selection in the Information Technology Sector detracted from relative returns as shares of Japanese LCD-manufacturer Japan Display declined on weaker-than-expected demand. Also within the sector, shares of South Korean electronics-conglomerate Samsung declined as increased competition and lower market share in their mobile phone segment led to lower profits. Shares of Greek bank Piraeus declined on initial perceptions that the bank had failed the European Central Bank’s “stress test.” In our assessment, the bank is already on solid footing as of the date at the end of the period covered by this report, having taken steps to strengthen its balance sheet earlier this year.

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Europe (excluding United Kingdom)	44.0%
Japan	20.9%
United Kingdom	19.6%
Emerging Markets	4.3%
Middle East	2.8%
Canada	2.6%
Pacific Basin (excluding Japan)	2.0%
Short-Term Investments and Other Net Assets and Liabilities	3.8%

17

Madison Funds | Management’s Discussion of Fund Performance - International Stock Fund - continued | October 31, 2014

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Novartis AG	4.4%
Royal Dutch Shell PLC	3.2%
Bayer AG	2.9%
Teva Pharmaceutical Industries Ltd.	2.8%
Prudential PLC	2.8%
Anheuser-Busch InBev N.V.	2.7%
KDDI Corp.	2.7%
Lloyds Banking Group PLC	2.6%
Sumitomo Mitsui Financial Group Inc.	2.3%
British American Tobacco PLC	2.2%

HANSBERGER INTERNATIONAL GROWTH FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Hansberger International Growth Fund seeks to achieve its investment objective by investing at least 80% of total assets in the equity securities (including common stock, preferred stock and convertible securities) of companies organized or located outside of the U.S. Even though these companies are based outside of the U.S., their securities may be traded on U.S. securities markets. The fund will invest in at least three different countries and generally expects to be invested in more than three countries, including countries considered to be emerging market countries. The fund anticipates that it will invest primarily in common stock, though the balance of its equity holdings may vary.

PERFORMANCE DISCUSSION

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge
					Since
					9/13/05
	1 Year	3 Years	5 Years	10 Years	Inception

Class Y Shares[6,9]	-4.16	6.98	4.60	–	3.39
Class I Shares[8]	-3.99	7.23	4.84	5.39	–
MSCI ACWI ex-USA (net)	0.06	7.76	6.09	6.59	4.95

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Hansberger International Stock Fund (Class I) returned -3.99% for the period, trailing its benchmark, the MSCI ACWI ex-USA (net) Index which returned 0.06%. The fund underperformed its peer group, with the Morningstar Foreign Large Growth Category averaging a 0.91% return. The fund was structured to target exposure to companies that, on average, tend to be more profitable and which, we believe, are capable of growing their earnings at a faster rate over the long term. These types of companies tend to reinvest in their own business opportunities rather than pay out high dividends. During the period, however, central banks in many countries pursued very aggressive monetary easing which, we believe, supported stronger performance by high dividend yielding sectors and stocks where the fund was underexposed. On a geographical basis, Europe is the Fund’s largest regional weight and was also the largest detractor from performance as companies such as Standard Chartered, Gemalto and Prada all posted negative returns. The Morningstar Europe Stock Category lost -2.13% for the period, an indication of the difficult market in this region. The fund’s holdings in Japan outperformed the index; CyberAgent, Komatsu and Nidec were examples of stocks in this market that contributed positively during the period. Sector-wise, Consumer Discretionary and Information Technology were the largest detractors from performance while the fund’s holdings in Health Care and Materials contributed to performance.

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Europe (excluding United Kingdom)	30.2%
United Kingdom	18.4%
Japan	15.1%
Emerging Markets	13.9%
Pacific Basin (excluding Japan)	13.2%
Canada	4.4%
Latin America	2.3%
Middle East	1.2%
Short-Term Investments and Other Net Assets and Liabilities	1.3%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Ping An Insurance Group Co. of China Ltd.	3.0%
ASML Holding N.V.	2.8%
China Unicom Hong Kong Ltd.	2.7%
Nidec Corp.	2.4%
HDFC Bank Ltd.	2.4%
Softbank Corp.	2.3%
Toyota Motor Corp.	2.0%
Komatsu Ltd.	2.0%
BHP Billiton Ltd.	2.0%
China Longyuan Power Group Corp.	2.0%

TARGET RETIREMENT DATE FUNDS

PERFORMANCE DISCUSSION

The Madison Target Retirement Date Funds (the “funds”) were launched on August 29 in R6 shares only, and are designed exclusively for use in retirement plans. The launch date approximately coincided with the market peak for the year, and contained the full sweep of the market correction which took the S&P 500® from 2003 on August 29 to 1862 on October 15, a loss of more than 7%. Following the market bottom, the S&P 500® corrected to 2018, fractionally higher than the level as of the funds’ opening. All of the funds have some exposure to the stock market, with the level of exposure increasing with the length of the fund’s target date. Thanks to their asset allocation, which included an exposure to bonds, the funds showed less volatility than the market during their two-month existence, but were basically flat in terms of performance. The returns for each fund since inception through October 31 were: 2020, 0.00%; 2030, -0.10%, 2040, -0.20% and 2050, -0.20%. Each fund is benchmarked against a Dow Jones Target Index, and each outperformed their respective indices over this period. The Dow Jones Global Target 2020 Index returned -1.34%, the 2030 -1.51%, the 2040 -1.62% and the 2050 -1.66%. These return advantages, although over a short period, do reflect our intent to reduce market volatility and to provide retirement-oriented investors with a relatively conservative approach to target-date investments.

18

Madison Funds | Management’s Discussion of Fund Performance - continued | October 31, 2014

TARGET RETIREMENT 2020 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Target Retirement 2020 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the fund’s investment adviser for investors planning to retire in or within a few years of 2020. Over time, the fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge
				Since	Since
				10/1/07	8/29/14
	1 Year	3 Years	5 Years	Inception	Inception

Class R6 Shares Actual[7]	–	–	–	–	0.00
Class R6 Shares Hypothetical[10]	7.48	8.90	8.64	2.28	–
Target Date 2020 Custom Index	7.70	8.66	8.75	5.46	-0.09
Dow Jones Global Target 2020 Index	5.32	7.34	8.14	4.11	-1.34

See accompanying Notes to Management’s Discussion of Fund Performance.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Bond Funds	57.2%
Stock Funds	36.2%
Foreign Stock Funds	4.5%
Money Market Funds and Other Net Assets	2.1%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

iShares 3-7 Year Treasury Bond ETF	24.9%
SPDR S&P 500 ETF Trust	20.1%
iShares 7-10 Year Treasury Bond ETF	8.4%
Vanguard Total Bond Market ETF	8.0%
Metropolitan West Total Return Bond Fund Class I	7.0%
Baird Aggregate Bond Fund Institutional Shares	7.0%
iShares Core S&P Mid-Cap ETF	4.0%
PowerShares Buyback Achievers Portfolio ETF	4.0%
Vanguard FTSE All-World ex-U.S. ETF	3.0%
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	2.0%

TARGET RETIREMENT 2030 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Target Retirement 2030 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the fund’s investment adviser for investors planning to retire in or within a few years of 2030. Over time, the fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE

Average Annual Total Return through October 31, 2014[1]
		% Return Without Sales Charge
				Since	Since
				10/1/07	8/29/14
	1 Year	3 Years	5 Years	Inception	Inception

Class R6 Shares Actual[7]	–	–	–	–	-0.10
Class R6 Shares Hypothetical[11]	9.34	11.31	10.07	2.61	–
Target Date 2030 Custom Index	9.42	11.58	10.87	5.46	-0.28
Dow Jones Global Target 2030 Index	7.25	10.81	10.80	4.37	-1.51

See accompanying Notes to Management’s Discussion of Fund Performance.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Stock Funds	53.4%
Bond Funds	37.2%
Foreign Stock Funds	7.3%
Money Market Funds and Other Net Assets	2.1%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

SPDR S&P 500 ETF Trust	31.1%
iShares 3-7 Year Treasury Bond ETF	13.9%
iShares 7-10 Year Treasury Bond ETF	7.4%
Vanguard Total Bond Market ETF	5.9%
iShares Core S&P Mid-Cap ETF	5.0%
PowerShares Buyback Achievers Portfolio ETF	5.0%
Metropolitan West Total Return Bond Fund Class I	4.5%
Baird Aggregate Bond Fund Institutional Shares	4.5%
Vanguard FTSE All-World ex-U.S. ETF	4.0%
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	3.0%

19

Madison Funds | Management’s Discussion of Fund Performance - continued | October 31, 2014

TARGET RETIREMENT 2040 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Target Retirement 2040 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the fund’s investment adviser for investors planning to retire in or within a few years of 2040. Over time, the fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 15-30% in stock funds and 70- 85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge
				Since	Since
				10/1/07	8/29/14
	1 Year	3 Years	5 Years	Inception	Inception

Class R6 Shares Actual[7]	–	–	–	–	-0.20
Class R6 Shares Hypothetical[12]	10.05	12.47	10.75	2.24	–
Target Date 2040 Custom Index	10.28	13.05	11.91	5.41	-0.38
Dow Jones Global Target 2040 Index	8.70	13.36	12.56	4.72	-1.62

See accompanying Notes to Management’s Discussion of Fund Performance.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Stock Funds	61.1%
Bond Funds	27.2%
Foreign Stock Funds	9.6%
Money Market Funds and Other Net Assets	2.1%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

SPDR S&P 500 ETF Trust	33.0%
iShares 3-7 Year Treasury Bond ETF	11.9%
iShares 7-10 Year Treasury Bond ETF	6.4%
iShares Core S&P Mid-Cap ETF	6.0%
PowerShares Buyback Achievers Portfolio ETF	6.0%
Vanguard FTSE All-World ex-U.S. ETF	5.0%
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	4.0%
Schwab U.S. Dividend Equity ETF	4.0%
Vanguard Total Bond Market ETF	4.0%
Vanguard Growth ETF	3.0%

TARGET RETIREMENT 2050 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Target Retirement 2050 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the fund’s investment adviser for investors planning to retire in or within a few years of 2050. Over time, the fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge
			Since	Since
			1/3/11	8/29/14
	1 Year	3 Years	Inception	Inception

Class R6 Shares Actual[7]	–	–	–	-0.20
Class R6 Shares Hypothetical[13]	10.84	13.79	10.25	–
Target Date 2050 Custom Index	11.13	14.53	11.13	-0.48
Dow Jones Global Target 2050 Index	9.12	14.00	9.98	-1.66

See accompanying Notes to Management’s Discussion of Fund Performance.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Stock Funds	68.7%
Bond Funds	17.3%
Foreign Stock Funds	11.9%
Money Market Funds and Other Net Assets	2.1%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

SPDR S&P 500 ETF Trust	35.0%
iShares 3-7 Year Treasury Bond ETF	9.9%
iShares Core S&P Mid-Cap ETF	7.0%
PowerShares Buyback Achievers Portfolio ETF	7.0%
Vanguard FTSE All-World ex-U.S. ETF	6.0%
iShares 7-10 Year Treasury Bond ETF	5.4%
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	5.0%
Schwab U.S. Dividend Equity ETF	5.0%
Vanguard Growth ETF	4.0%
Vanguard Information Technology ETF	2.5%

20

Madison Funds | October 31, 2014

Notes to Management’s Discussion of Fund Performance

NA	Not Applicable. Index returns do not reflect sales charges, fees or expenses.
1	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The fund’s past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.madisonfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
[2]	Maximum sales charge is 5.75% for class A shares for the Conservative, Moderate and Aggressive Allocation Funds and the Diversified Income, Equity Income, Large Cap Value, Investors, Large Cap Growth, Mid Cap, Small Cap and International Stock Funds. The maximum sales charge is 4.50% for the Core Bond and High Income Fund class A shares.
[3]	Maximum contingent deferred sales charge (CDSC) is 4.50% for class B shares, which is reduced after 12 months and eliminated after six years.
[4]	Maximum contingent deferred sales charge (CDSC) is 1% for class C shares, which is eliminated after one year.
[5]	Assumes maximum applicable sales charge.
[6]	Class Y Shares are only available for purchase by Madison Funds and other affiliated asset allocation funds, in managed account programs, and to certain other investors as described in the current prospectus.
[7]	Class R6 shares are generally only available for purchase by retirement plan investors and certain other institutional investors.
[8]	Prior to June 30, 2011, the NorthRoad International Fund was known as the Madison Mosaic Small/Mid-Cap Fund and had different investment objectives and strategies. Its portfolio holdings were liquidated on June 29, 2011, and the fund began implementing its new investment objectives and strategies thereafter. Because the fund had different objectives and strategies prior to June 30, 2011, comparison to the MSCI EAFE index for period before June 30, 2011 is not provided.
[9]	After market close on July 31, 2014, Madison Asset Management assumed the investment management of the Hansberger International Growth Fund. See Note 1 of the Notes to Financial Statements for further information.
[10]	The performance data presented here are returns calculated using historical performance prior to 8/29/14 from the Class I shares of the Ultra Series Madison Target Retirement 2020 Fund (the “Predecessor Fund”), and therefore are hypothetical. As of 8/29/14, the inception date of the Madison Target Retirement 2020 Fund, the Predecessor Fund exchanged (in kind) substantially all of its portfolio holdings for Class R6 shares of the Madison Target Retirement 2020 Fund. Both the Madison Target Retirement 2020 Fund and Predecessor Fund are managed by the same investment adviser and portfolio managers.
[11]	The performance data presented here are returns calculated using historical performance prior to 8/29/14 from the Class I shares of the Ultra Series Madison Target Retirement 2030 Fund (the “Predecessor Fund”), and therefore are hypothetical. As of 8/29/14, the inception date of the Madison Target Retirement 2030 Fund, the Predecessor Fund exchanged (in kind) substantially all of its portfolio holdings for Class R6 shares of the Madison Target Retirement 2030 Fund. Both the Madison Target Retirement 2030 Fund and Predecessor Fund are managed by the same investment adviser and portfolio managers.
[12]	The performance data presented here are returns calculated using historical performance prior to 8/29/14 from the Class I shares of the Ultra Series Madison Target Retirement 2040 Fund (the “Predecessor Fund”), and therefore are hypothetical. As of 8/29/14, the inception date of the Madison Target Retirement 2040 Fund, the Predecessor Fund exchanged (in kind) substantially all of its portfolio holdings for Class R6 shares of the Madison Target Retirement 2040 Fund. Both the Madison Target Retirement 2040 Fund and Predecessor Fund are managed by the same investment adviser and portfolio managers.
[13]	The performance data presented here are returns calculated using historical performance prior to 8/29/14 from the Class I shares of the Ultra Series Madison Target Retirement 2050 Fund (the “Predecessor Fund”), and therefore are hypothetical. As of 8/29/14, the inception date of the Madison Target Retirement 2050 Fund, the Predecessor Fund exchanged (in kind) substantially all of its portfolio holdings for Class R6 shares of the Madison Target Retirement 2050 Fund. Both the Madison Target Retirement 2050 Fund and Predecessor Fund are managed by the same investment adviser and portfolio managers.

See accompanying Notes to Financial Statements.

21

Madison Funds | Notes to Management’s Discussion of Fund Performance - continued | October 31, 2014

BENCHMARK DESCRIPTIONS

Allocation Fund Indexes*

The Conservative Allocation Fund Custom Index consists of 65% Barclays U.S. Aggregate Bond Index, 28% Russell 3000® Index and 7% MSCI ACWI ex-USA Index (net). See market index descriptions below.

The Moderate Allocation Fund Custom Index consists of 40% Barclays U.S. Aggregate Bond Index, 48% Russell 3000® Index and 12% MSCI ACWI ex-USA Index (net). See market index descriptions below.

The Aggressive Allocation Fund Custom Index consists of 15% Barclays U.S. Aggregate Bond Index, 68% Russell 3000® Index and 17% MSCI ACWI ex-USA Index (net). See market index descriptions below.

Hybrid Fund Indexes*

The Custom Blended Index consists of 50% S&P 500® Index and 50% Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index. See market index descriptions below.

Target Date Fund Indexes*

The Target Date 2020 Custom Index consists of 59% Barclays U.S. Aggregate Bond Index, 33% Russell 3000® Index and 8% MSCI ACWI ex-USA Net Index.

The Target Date 2030 Custom Index consists of 39% Barclays U.S. Aggregate Bond Index, 49% Russell 3000® Index and 12% MSCI ACWI ex-USA Net Index.

The Target Date 2040 Custom Index consists of 29% Barclays U.S. Aggregate Bond Index, 57% Russell 3000® Index and 14% MSCI ACWI ex-USA Net Index.

The Target Date 2050 Custom Index consists of 19% Barclays U.S. Aggregate Bond Index, 65% Russell 3000® Index and 16% MSCI ACWI ex-USA Net Index.

Market Indexes

The CBOE S&P 500 BuyWrite Monthly Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e. holding a long position in and selling covered call options on that position) on the S&P 500® Index.

The Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

The Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, but limits any individual issuer to a maximum weighting of 2%.

The Barclays U.S. Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four different local currency markets. This multi-currency benchmark includes fixed-rate treasury, government-related, corporate and securitized bonds from both developed and emerging markets issuers.

The Barclays U.S. Credit Bond Index is an unmanaged, market capitalization weighted index that covers the U.S. dollar denominated fixed-rate, taxable bond market, with maturities of one year or more.

The Barclays U.S. Intermediate Government Bond Index is a market-value-weighted index for government fixed-rate debt issues with maturities between one and 10 years.

The Barclays U.S. Intermediate Government Credit A+ Bond Index measures the performance of U.S. dollar denominated U.S. Treasuries, government related and investment grade U.S. corporate securities with quality ratings of A3/A- or better and maturities between one and 10 years.

The Barclays Municipal Bond Index measures the performance of the U.S. dollar denominated long-term tax exempt bond market.

The Dow Jones Global Target 2020 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2020 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.

The Dow Jones Global Target 2030 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2030 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.

The Dow Jones Global Target 2040 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2040 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.

The Dow Jones Global Target 2050 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2050 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.

The MSCI ACWI-ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI-ex USA (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The MSCI EAFE (Europe, Australasia & Far East) Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The Russell 1000® Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.

The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

22

Madison Funds | Notes to Management’s Discussion of Fund Performance - concluded | October 31, 2014

The Russell 2000® Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S. The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

*The Custom Indexes are calculated using a monthly re-balancing frequency (i.e. rebalanced back to original constituent weight every calendar month-end).

© 2014 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

Past performance is no guarantee of future results.

23

Madison Funds | October 31, 2014

Conservative Allocation Fund Portfolio of Investments

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 100.2%

Bond Funds - 59.9%
Franklin Floating Rate Daily Access Fund
Advisor Class	81,282	$735,600
iShares 7-10 Year Treasury Bond ETF	77,807	8,171,291
Madison Core Bond Fund Class Y (A)	1,447,996	14,798,524
Madison Corporate Bond Fund Class Y (A)	446,801	5,133,739
Madison High Quality Bond Fund Class
Y (A)	167,473	1,848,902
Metropolitan West Total Return Bond
Fund Class I	1,295,211	14,091,895

		44,779,951
Foreign Bond Funds - 2.5%
Templeton Global Bond Fund Advisor Class	140,920	1,868,605

Foreign Stock Funds - 5.8%
Madison NorthRoad International Fund
Class Y (A)	98,687	1,138,853
Vanguard FTSE All-World ex-U.S. ETF	65,671	3,240,207

		4,379,060
Money Market Funds - 2.4%
State Street Institutional U.S. Government
Money Market Fund	1,796,478	1,796,478

Stock Funds - 29.6%
iShares Russell Mid-Cap ETF	28,122	4,593,166
Madison Investors Fund Class Y (A)	30,494	764,473
Madison Large Cap Growth Fund Class Y (A)	205,969	4,885,587
Madison Large Cap Value Fund Class Y (A)	254,379	4,884,083
Schwab Fundamental U.S. Large Company
Index Fund Institutional Shares	327,578	5,097,116
Vanguard Growth ETF	10,969	1,126,078
Vanguard Information Technology ETF	7,406	755,338

		22,105,841

TOTAL INVESTMENTS - 100.2% (Cost $70,804,247**)		74,929,935
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(150,608)

TOTAL NET ASSETS - 100.0%		$74,779,327

**	Aggregate cost for Federal tax purposes was $71,268,274.
(A)	Affiliated Company (see Note 11).
ETF	Exchange Traded Fund.

Moderate Allocation Fund Portfolio of Investments

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.5%

Bond Funds - 36.4%
Franklin Floating Rate Daily Access Fund
Advisor Class	82,822	$749,542
iShares 7-10 Year Treasury Bond ETF	90,757	9,531,300
Madison Core Bond Fund Class Y (A)	2,036,565	20,813,698
Madison High Quality Bond Fund Class
Y (A)	209,235	2,309,954
Metropolitan West Total Return Bond
Fund Class I	1,826,110	19,868,072
Vanguard Intermediate-Term Corporate
Bond ETF	17,641	1,526,299

		54,798,865
Foreign Bond Funds - 1.2%
Templeton Global Bond Fund Advisor Class	140,698	1,865,654

Foreign Stock Funds - 10.1%
Madison NorthRoad International Fund
Class Y (A)	334,586	3,861,121
Vanguard FTSE All-World ex-U.S. ETF	231,479	11,421,174

		15,282,295
Money Market Funds - 1.0%
State Street Institutional U.S. Government
Money Market Fund	1,444,978	1,444,978

Stock Funds - 50.8%
iShares Core S&P Mid-Cap ETF	70,730	10,013,954
Madison Investors Fund Class Y (A)	183,738	4,606,319
Madison Large Cap Growth Fund Class Y (A)	708,200	16,798,500
Madison Large Cap Value Fund Class Y (A)	918,441	17,634,062
Madison Mid Cap Fund Class Y (A)	154,715	1,547,150
Schwab Fundamental U.S. Large Company
Index Fund Institutional Shares	1,122,826	17,471,170
Vanguard Growth ETF	59,155	6,072,852
Vanguard Information Technology ETF	22,466	2,291,307

		76,435,314

TOTAL INVESTMENTS - 99.5% (Cost $133,952,277**)		149,827,106
NET OTHER ASSETS AND LIABILITIES - 0.5%		793,978

TOTAL NET ASSETS - 100.0%		$150,621,084

**	Aggregate cost for Federal tax purposes was $135,493,122.
(A)	Affiliated Company (see Note 11).
ETF	Exchange Traded Fund.

Aggressive Allocation Fund Portfolio of Investments

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.6%

Bond Funds - 18.2%
iShares 7-10 Year Treasury Bond ETF	22,521	$2,365,156
Madison Core Bond Fund Class Y (A)	409,381	4,183,878
Metropolitan West Total Return Bond
Fund Class I	423,971	4,612,805

		11,161,839
Foreign Stock Funds - 14.1%
Madison NorthRoad International Fund
Class Y (A)	161,237	1,860,679
Vanguard FTSE All-World ex-U.S. ETF	137,730	6,795,598

		8,656,277
Money Market Funds - 1.3%
State Street Institutional U.S. Government
Money Market Fund	774,053	774,053

Stock Funds - 66.0%
iShares Core S&P Mid-Cap ETF	37,297	5,280,509
Madison Investors Fund Class Y (A)	99,732	2,500,289
Madison Large Cap Growth Fund Class Y (A)	376,302	8,925,891
Madison Large Cap Value Fund Class Y (A)	464,517	8,918,726
Madison Mid Cap Fund Class Y (A)	126,198	1,261,983
Schwab Fundamental U.S. Large Company
Index Fund Institutional Shares	517,920	8,058,841
Vanguard Growth ETF	41,994	4,311,104
Vanguard Information Technology ETF	12,155	1,239,688

		40,497,031

TOTAL INVESTMENTS - 99.6% (Cost $52,364,203**)		61,089,200
NET OTHER ASSETS AND LIABILITIES - 0.4%		217,775

TOTAL NET ASSETS - 100.0%		$61,306,975

**	Aggregate cost for Federal tax purposes was $53,054,106.
(A)	Affiliated Company (see Note 11).
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2014

Cash Reserves Fund Portfolio of Investments

	Par Value	Value (Note 2)

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 96.0%

Fannie Mae - 29.9%
0.076%, 11/3/14 (A)	$1,350,000	$1,349,994
0.081%, 11/17/14 (A)	175,000	174,994
1.150%, 11/18/14	330,000	330,164
2.625%, 11/20/14	750,000	750,962
0.091%, 12/1/14 (A)	700,000	699,947
0.101%, 12/3/14 (A)	320,000	319,972
0.076%, 12/10/14 (A)	300,000	299,976
0.051%, 12/15/14 (A)	600,000	599,963
0.750%, 12/19/14	1,382,000	1,383,271
0.066%, 1/14/15 (A)	379,000	378,949

		6,288,192
Federal Farm Credit Bank - 1.4%
1.625%, 11/19/14	300,000	300,232

Federal Home Loan Bank - 27.9%
0.101%, 11/14/14 (A)	1,700,000	1,699,939
0.061%, 12/3/14 (A)	550,000	549,971
0.093%, 12/5/14 (A)	900,000	899,922
0.101%, 12/12/14 (A)	400,000	399,954
0.875%, 12/12/14	910,000	910,796
0.071%, 12/17/14 (A)	1,000,000	999,910
0.101%, 1/7/15 (A)	200,000	199,963
0.071%, 1/13/15 (A)	200,000	199,972

		5,860,427
Freddie Mac - 24.7%
0.081%, 11/3/14 (A)	300,000	299,999
0.096%, 11/5/14 (A)	400,000	399,996
0.091%, 11/12/14 (A)	500,000	499,986
0.030%, 11/24/14 (A)	1,200,000	1,199,977
0.750%, 11/25/14	550,000	550,246
0.625%, 12/29/14	1,365,000	1,366,189
0.071%, 1/20/15 (A)	300,000	299,953
5.050%, 1/26/15	575,000	581,689

		5,198,035
U.S. Treasury Notes - 12.1%
0.250%, 12/15/14	1,800,000	1,800,511
0.250%, 1/31/15	750,000	750,401

		2,550,912

Total U.S. Government and Agency
Obligations (Cost $20,197,798)		20,197,798
INVESTMENT COMPANIES - 3.8%
State Street Institutional U.S.
Government Money Market Fund	798,817	798,817

Total Investment Companies
(Cost $798,817)		798,817

TOTAL INVESTMENTS - 99.8% (Cost $20,996,615**)		20,996,615
NET OTHER ASSETS AND LIABILITIES - 0.2%		34,722

TOTAL NET ASSETS - 100.0%		$21,031,337

**	Aggregate cost for Federal tax purposes was $20,996,615.
(A)	Rate noted represents annualized yield at time of purchase.

Tax-Free Virginia Fund Portfolio of Investments

	Par Value	Value (Note 2)

MUNICIPAL BONDS - 97.8%

Airport - 0.6%
Capital Region Airport Commission,
(Prerefunded 7/1/15 @ $100) (AGM),
5%, 7/1/20	$125,000	$128,996

Development - 5.6%
Norfolk Economic Development Authority,
5%, 11/1/29	480,000	538,685
Prince William County Industrial
Development Authority, 5.25%, 2/1/18	675,000	748,156

		1,286,841
Education - 13.4%
Henrico County Economic Development
Authority, 4%, 4/15/42	220,000	223,254
University of Virginia, 5%, 6/1/40	255,000	283,950
Virginia College Building Authority, (ST
APPROP), 5%, 2/1/23	500,000	610,855
Virginia College Building Authority, (ST
APPROP), 5%, 9/1/26	140,000	157,024
Virginia College Building Authority, (ST
APPROP), 5%, 2/1/29	375,000	427,706
Virginia Commonwealth University, Series
A, 5%, 5/1/26	385,000	447,651
Virginia Public School Authority, 5%,
12/1/18	100,000	114,885
Virginia Public School Authority, (ST
APPROP), 5%, 8/1/27	350,000	391,930
Virginia Public School Authority, (ST AID
WITHHLDG), 3%, 8/1/33	450,000	433,679

		3,090,934
Facilities - 7.6%
Newport News Economic Development
Authority, (Prerefunded 7/1/16 @$100),
5%, 7/1/25	745,000	801,873
Stafford County & Staunton Industrial
Development Authority, (Prerefunded
8/1/15 @$100), (NATL-RE), 4.5%, 8/1/25	180,000	185,753
Stafford County & Staunton Industrial
Development Authority, (Prerefunded
8/1/15 @$100), (NATL-RE), 4.5%, 8/1/25	85,000	87,684
Stafford County & Staunton Industrial
Development Authority, (NATL-RE), 4.5%,
8/1/25	250,000	252,473
Stafford County & Staunton Industrial
Development Authority, (Prerefunded
8/1/15 @$100), (NATL-RE), 4.5%, 8/1/25	185,000	190,913
Virginia Public Building Authority, 5.25%,
8/1/23	200,000	229,288

		1,747,984
General - 5.4%
Fairfax County Economic Development
Authority, 4.25%, 8/1/29	340,000	364,837
Puerto Rico Public Finance Corp, (Escrowed
To Maturity) (AMBAC)*, 5.5%, 8/1/27	100,000	126,059
Territory of Guam, 5%, 1/1/26	150,000	170,010
Virgin Islands Public Finance Authority,
(NATL-RE), 5%, 10/1/23	100,000	106,667
Virginia Beach Development Authority,
Series A, 3.5%, 5/1/30	250,000	257,958
Virginia Resources Authority, (MORAL
OBLG), 5%, 11/1/23	200,000	234,538

		1,260,069
General Obligation - 19.7%
City of Fredericksburg VA, Series A,
3.625%, 7/15/30	400,000	415,964
City of Hampton VA, 5%, 1/15/21	250,000	287,085
City of Norfolk VA, Series A (Prerefunded
11/1/19 @$100), 4.125%, 11/1/27	75,000	85,945
City of Portsmouth VA, Series A, (ST AID
WITHHLDG), 5%, 2/1/31	635,000	736,619
City of Richmond VA, (ST AID WITHHLDG),
5%, 7/15/22	100,000	117,066
City of Roanoke VA, (ST AID WITHHLDG),
5%, 2/1/25	230,000	260,721
City of Virginia Beach VA, Series A, 4%,
8/1/22	545,000	623,616
Commonwealth of Virginia, Series B, 5%,
6/1/21	175,000	200,699
Commonwealth of Virginia, Series A, 5%,
6/1/23	500,000	620,285
Commonwealth of Virginia, 5%, 6/1/27	150,000	174,921
County of Arlington VA, (Prerefunded
1/15/17 @$100), 5%, 1/15/25	175,000	192,448
County of Fairfax VA, (ST AID WITHHLDG),
4%, 10/1/22	250,000	286,782
County of Henrico VA, (Prerefunded
12/1/18 @$100), 5%, 12/1/24	200,000	232,802
County of Henrico VA, 5%, 7/15/25	150,000	173,840
Town of Leesburg VA, 5%, 1/15/41	135,000	150,881

		4,559,674
Medical - 9.6%
Charlotte County Industrial Development
Authority, 5%, 9/1/16	335,000	358,377
Fredericksburg Economic Development
Authority, 5.25%, 6/15/18	250,000	278,905
Harrisonburg Industrial Development
Authority, (AMBAC)*, 5%, 8/15/46	180,000	184,354
Henrico County Economic Development
Authority, (NATL-RE), 6%, 8/15/16	115,000	121,472
Norfolk Economic Development Authority,
5%, 11/1/36	480,000	544,099
Roanoke Economic Development
Authority, (Escrowed To Maturity) (NATL-
RE), 6.125%, 7/1/17	385,000	409,305
Virginia Small Business Financing
Authority, 5%, 11/1/40	300,000	326,511

		2,223,023

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2014

Tax-Free Virginia Fund Portfolio of Investments - continued

	Par Value	Value (Note 2)

MUNICIPAL BONDS - continued

Multifamily Housing - 9.2%
Fairfax County Redevelopment & Housing
Authority, 4.75%, 10/1/36	$725,000	$775,619
Fairfax County Redevelopment & Housing
Authority, 5%, 10/1/39	300,000	327,744
Suffolk Redevelopment & Housing
Authority, 5.6%, 2/1/33	750,000	752,077
Virginia Housing Development Authority,
4.8%, 10/1/39	250,000	259,943

		2,115,383
Power - 4.2%
Chesterfield County Economic
Development Authority, 5%, 5/1/23	565,000	626,907
Puerto Rico Electric Power Authority,
(BHAC-CR MBIA-RE FGIC), 5.25%, 7/1/24	290,000	335,901

		962,808
Transportation - 5.3%
Puerto Rico Highways & Transportation
Authority, (ASSURED GTY), 5.25%, 7/1/34	100,000	99,993
Richmond Metropolitan Authority,
(Escrowed To Maturity) (NATL-RE), 5.25%,
7/15/22	60,000	71,053
Richmond Metropolitan Authority, (NATL-
RE), 5.25%, 7/15/22	140,000	159,229
Virginia Commonwealth Transportation
Board, Series A, 5%, 9/15/24	225,000	267,089
Virginia Commonwealth Transportation
Board, 5%, 3/15/25	535,000	637,051

		1,234,415
Utilities - 5.7%
City of Richmond VA, (AGM), 4.5%,
1/15/33	940,000	985,834
City of Richmond VA, Series A, 5%, 1/15/38	300,000	343,524

		1,329,358
Water - 11.5%
Fairfax County Water Authority, 5.25%,
4/1/23	180,000	225,684
Fairfax County Water Authority, 5%, 4/1/27	150,000	178,554
Hampton Roads Sanitation District, 5%,
4/1/33	250,000	277,095
Henry County Public Service Authority,
(AGM), 5.25%, 11/15/15	150,000	155,637
Prince William County Service Authority,
5%, 7/1/22	250,000	304,372
Upper Occoquan Sewage Authority, (NATL-
RE), 5.15%, 7/1/20	500,000	565,605
Virginia Resources Authority, (ST AID
WITHHLDG), 5%, 10/1/23	500,000	587,900
Virginia Resources Authority, (ST AID
WITHHLDG), 4.5%, 10/1/28	160,000	178,520
Virginia Resources Authority, (Prerefunded
11/1/16 @$100), 5%, 11/1/31	140,000	152,687
Virginia Resources Authority, 5%, 11/1/31	20,000	21,621

		2,647,675

TOTAL INVESTMENTS - 97.8% (Cost $21,704,548**)		$22,587,160
NET OTHER ASSETS AND LIABILITIES - 2.2%		513,096

TOTAL NET ASSETS - 100.0%		$23,100,256

*	This bond is covered by insurance issued by Ambac Assurance Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds, should they default, is not known at this time.
**	Aggregate cost for Federal tax purposes was $21,704,548.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA-RE	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.

Tax-Free National Fund Portfolio of Investments

	Par Value	Value (Note 2)

MUNICIPAL BONDS - 98.7%

Alabama - 2.4%
Alabama Incentives Financing Authority
Revenue, Series A, 5%, 9/1/29	$300,000	$338,811
Tuscaloosa Public Educational Building
Authority, (ASSURED GTY), 6.375%, 7/1/28	295,000	337,350

		676,161
Arkansas - 0.7%
City of Fort Smith AR Water & Sewer
Revenue, (AGM), 5%, 10/1/21	175,000	200,585

Colorado - 1.7%
El Paso County Facilities Corp., Certificate
Participation, 5%, 12/1/27	400,000	472,188

Delaware - 1.5%
State of Delaware, General Obligation,
Series A, 5%, 8/1/25	345,000	422,942

Florida - 16.2%
City of Port St. Lucie FL Utility System
Revenue, 5%, 9/1/27	600,000	679,068
County of Miami-Dade FL, Series B, 5%,
3/1/25	525,000	618,728
Highlands County Health Facilities
Authority, 5%, 11/15/20	455,000	476,735
Hillsborough County Industrial
Development Authority, 5%, 10/1/34	450,000	503,078
Lee County Industrial Development
Authority, 5%, 11/1/28	500,000	546,415
Orlando Utilities Commission, Series C,
5%, 10/1/22	525,000	640,490
Palm Beach County Solid Waste Authority,
5%, 10/1/24	300,000	354,591
Peace River/Manasota Regional Water
Supply Authority, (AGM), 5%, 10/1/23	750,000	781,012

		4,600,117
Georgia - 4.1%
City of Atlanta GA Water & Wastewater
Revenue, (AGM), 5.75%, 11/1/30	300,000	397,389
City of Columbus GA Water & Sewerage
Revenue, Series A, 5%, 5/1/31	430,000	509,137
Georgia State Road & Tollway Authority,
5%, 6/1/21	90,000	103,653
Private Colleges & Universities Authority,
5%, 9/1/38	130,000	145,041

		1,155,220
Illinois - 0.9%
Regional Transportation Authority, (AMBAC
GO of AUTH)*, 7.2%, 11/1/20	215,000	251,679

Indiana - 4.8%
Indiana Finance Authority, 5%, 2/1/21	400,000	471,156
Indiana Finance Authority, 4.5%, 10/1/22	345,000	375,346
Indianapolis Local Public Improvement
Bond Bank, (ASSURED GTY), 5.5%, 1/1/38	475,000	530,499

		1,377,001
Iowa - 2.8%
City of Bettendorf IA, General Obligation,
5%, 6/1/28	475,000	549,779
City of Bettendorf IA, General Obligation,
5%, 6/1/30	210,000	242,103

		791,882
Kansas - 2.4%
Kansas Development Finance Authority,
Series F, 4%, 6/1/27	650,000	691,912

Maryland - 3.4%
Maryland State Transportation Authority,
(Escrowed To Maturity), 6.8%, 7/1/16	30,000	32,104
Maryland State Transportation Authority,
Series A, 5%, 7/1/18	200,000	229,342
Montgomery County Revenue Authority,
5%, 5/1/31	600,000	699,492

		960,938
Massachusetts - 1.7%
Town of Belmont MA, General Obligation
Ltd., 3%, 4/15/28	480,000	488,314

Michigan - 3.4%
Detroit City School District, General
Obligation, (FGIC Q-SBLF), 6%, 5/1/20	400,000	483,244
Redford Unified School District No. 1,
General Obligation, (AMBAC Q-SBLF)*,
5%, 5/1/22	410,000	485,756

		969,000
Missouri - 4.6%
County of St Louis MO, (Escrowed To
Maturity), 5.65%, 2/1/20	500,000	604,720
Springfield School District No. R-12,
General Obligation, Series B, (ST AID DIR
DEP), 5%, 3/1/25	400,000	497,888
St. Louis Industrial Development Authority,
6.65%, 5/1/16	200,000	215,604

		1,318,212
See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2014

Tax-Free National Fund Portfolio of Investments - continued

	Par Value	Value (Note 2)

MUNICIPAL BONDS - continued

New Jersey - 3.8%
New Jersey State Turnpike Authority,
(Escrowed To Maturity) (NATL-RE IBC),
6.5%, 1/1/16	$295,000	$302,343
New Jersey State Turnpike Authority,
(BHAC-CR FSA), 5.25%, 1/1/28	250,000	307,695
New Jersey State Turnpike Authority, Series
A, (BHAC-CR FSA), 5.25%, 1/1/29	250,000	309,252
Union County Improvement Authority,
Series A, 4%, 2/1/25	150,000	166,884

		1,086,174
New Mexico - 1.7%
Farmington Municipal School District No.
5, General Obligation, Series A, (ST AID
WITHHLDG), 3%, 9/1/23	450,000	479,066

New York - 3.1%
New York State Dormitory Authority,
(BHAC-CR AMBAC)*, 5.5%, 7/1/31	250,000	324,290
Port Authority of New York & New Jersey,
(GO of AUTH), 5.375%, 3/1/28	455,000	567,344

		891,634
North Carolina - 5.1%
North Carolina Medical Care Commission,
(HUD SECT 8), 5.5%, 10/1/24	500,000	506,550
State of North Carolina, 4.5%, 5/1/27	200,000	225,582
State of North Carolina, General Obligation,
Series D, 4%, 6/1/21	100,000	115,117
Town of Cary NC Combined Utility Systems
Revenue, 5%, 12/1/23	500,000	612,130

		1,459,379
Ohio - 2.1%
Cleveland-Cuyahoga County Port
Authority, 5%, 7/1/24	500,000	594,345

Pennsylvania - 1.2%
Lehigh County General Purpose Authority,
(NATL-RE GO of HOSP), 7%, 7/1/16	335,000	345,378

South Carolina - 9.2%
Anderson County School District No. 1,
General Obligation, Series A, (SCSDE),
5%, 3/1/25	720,000	896,198
City of Bennettsville SC Combined Utility
System Revenue, (BAM), 3.5%, 2/1/24	465,000	504,557
County of Richland SC, General Obligation,
Series A, (ST AID WITHHLDG), 4%, 3/1/27	495,000	553,331
South Carolina State Ports Authority, 5%,
7/1/19	130,000	149,941
York County School District No. 1, General
Obligation, (SCSDE), 5%, 3/1/27	440,000	503,413

		2,607,440
Tennessee - 0.4%
Jackson Energy Authority, 4.75%, 6/1/25	100,000	115,358

Texas - 9.9%
Beaumont Independent School District,
General Obligation, (PSF-GTD), 4.75%,
2/15/38	300,000	326,778
City of San Antonio TX, Water System
Revenue, 5.125%, 5/15/29	500,000	565,560
County of Harris TX, General Obligation
Ltd., (Prerefunded 10/1/18 @$100),
5.75%, 10/1/24	250,000	296,533
Liberty Hill Independent School District,
General Obligation, (PSF-GTD), 5%, 8/1/26	410,000	475,194
Mueller Local Government Corp, 5%,
9/1/25	500,000	535,640
San Jacinto River Authority, (BAM), 4%,
10/1/23	200,000	221,960
State of Texas, General Obligation, 5%,
8/1/27	330,000	380,021

		2,801,686
Virginia - 8.0%
Fairfax County Redevelopment & Housing
Authority, 5%, 10/1/39	265,000	289,507
Henry County Public Service Authority,
(AGM), 5.25%, 11/15/15	75,000	77,819
Montgomery County Economic
Development Authority, Series A, 5%,
6/1/26	685,000	808,855
Newport News Economic Development
Authority, Series A, (MUN GOVT GTD),
5%, 7/1/25	500,000	589,255
Virginia Commonwealth Transportation
Board, 5%, 3/15/23	200,000	239,966
Virginia Housing Development Authority,
4.8%, 10/1/39	250,000	259,942

		2,265,344
Washington - 2.9%
State of Washington, General Obligation,
Series E, 5%, 2/1/29	205,000	244,057
University of Washington, 5%, 7/1/32	500,000	579,790

		823,847
Wisconsin - 0.7%
Wisconsin Health & Educational Facilities
Authority, 5.25%, 10/1/21	200,000	213,448

TOTAL INVESTMENTS - 98.7% (Cost $26,591,987**)		28,059,250
NET OTHER ASSETS AND LIABILITIES - 1.3%		355,508

TOTAL NET ASSETS - 100.0%		$28,414,758

*	This bond is covered by insurance issued by Ambac Assurance Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds, should they default, is not known at this time.
**	Aggregate cost for Federal tax purposes was $26,591,987.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance.
GO of AUTH	General Obligation of the Authority.
GO of HOSP	General Obligation of the Hospital District.
HUD SECT 8	HUD Insured Multifamily Housing.
IBC	Insured Bond Certificate.
MUN GOVT GTD	General Obligation Guarantee of the Municipality.
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
Q-SBLF	Qualified School Board Loan Fund.
SCSDE	South Carolina School District-Enhanced (State of SC’s Intercept program).

ST AID DIR DEP	State Aid Direct Deposit.
ST AID WITHHLDG	State Aid Withholding.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2014

Government Bond Fund Portfolio of Investments

	Par Value	Value (Note 2)

MORTGAGE BACKED SECURITIES - 11.7%

Fannie Mae - 4.6%
5.5%, 2/1/18 Pool # 555345	$4,326	$4,569
5%, 6/1/18 Pool # 555545	10,536	11,129
3.5%, 8/1/29 Pool # MA2003	98,358	104,028
6.5%, 5/1/32 Pool # 636758	2,557	2,908
6.5%, 6/1/32 Pool # 254346	4,409	5,093
6%, 8/1/32 Pool # 254405	6,398	7,306
4.5%, 12/1/35 Pool # 745147	31,437	34,107
5.5%, 1/1/38 Pool # 953589	6,582	7,343

		176,483
Freddie Mac - 6.1%
5.5%, 8/1/17 Pool # E90778	3,348	3,542
4.5%, 11/1/23 Pool # G13342	9,379	10,113
3%, 12/1/26 Pool # J17506	66,620	69,185
3%, 1/1/27 Pool # G18420	46,608	48,408
6.5%, 6/1/32 Pool # C01364	4,471	5,196
4%, 10/1/40 Pool # A94362	92,670	99,215

		235,659
Ginnie Mae - 1.0%
7%, 9/20/27 Pool # E2483	3,378	3,976
6%, 2/15/38 Pool # 676516	6,106	6,887
4%, 4/15/39 Pool # 698089	27,272	29,196

		40,059

Total Mortgage Backed Securities
(Cost $436,129)		452,201

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 86.9%

Fannie Mae - 36.8%
2.375%, 7/28/15	200,000	203,266
1.625%, 10/26/15	200,000	202,767
0.500%, 3/30/16	250,000	250,455
2.375%, 4/11/16	250,000	256,925
1.250%, 1/30/17	500,000	505,808

		1,419,221
Federal Home Loan Bank - 9.9%
0.625%, 11/27/18 (A)	100,000	100,066
3.375%, 6/12/20	265,000	283,682

		383,748
Freddie Mac - 25.6%
2.875%, 2/9/15	125,000	125,918
2.500%, 5/27/16	350,000	361,208
1.000%, 3/8/17	100,000	100,598
1.250%, 5/12/17	300,000	302,846
0.875%, 3/7/18	100,000	98,803

		989,373
U.S. Treasury Notes - 14.6%
1.250%, 10/31/15	100,000	101,078
0.750%, 6/30/17	50,000	49,910
0.750%, 12/31/17	100,000	99,062
3.750%, 11/15/18	150,000	163,969
1.125%, 5/31/19	50,000	49,074
2.000%, 2/15/23	15,000	14,779
2.500%, 8/15/23	85,000	86,747

		564,619

Total U.S. Government and Agency
Obligations (Cost $3,324,726)		3,356,961
	Shares
SHORT-TERM INVESTMENTS - 1.0%
State Street Institutional U.S. Government
Money Market Fund	37,651	37,651

Total Short-Term Investments
(Cost $37,651)		37,651

TOTAL INVESTMENTS - 99.6% (Cost $3,798,506**)		3,846,813

NET OTHER ASSETS AND LIABILITIES - 0.4%		16,728

TOTAL NET ASSETS - 100.0%		$3,863,541

**	Aggregate cost for Federal tax purposes was $3,798,506.
(A)	Stepped rate security. Rate shown is as of October 31, 2014.

High Quality Bond Fund Portfolio of Investments

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - 39.9%

Consumer Discretionary - 5.0%
Comcast Corp., 3.125%, 7/15/22	$2,000,000	$2,036,332
McDonald’s Corp., MTN, 5.35%, 3/1/18	1,000,000	1,120,194
Target Corp., 2.9%, 1/15/22	2,000,000	2,008,368
Walt Disney Co./The, MTN, 1.1%, 12/1/17	750,000	744,521

		5,909,415
Consumer Staples - 3.7%
Coca-Cola Co./The, 4.875%, 3/15/19	1,500,000	1,686,988
Sysco Corp., 5.25%, 2/12/18	1,000,000	1,112,117
Wal-Mart Stores Inc., 4.5%, 7/1/15	1,500,000	1,541,006

		4,340,111
Energy - 3.4%
BP Capital Markets PLC (A), 3.875%,
3/10/15	518,000	524,447
Chevron Corp., 2.427%, 6/24/20	2,000,000	2,024,794
ConocoPhillips, 4.6%, 1/15/15	1,500,000	1,511,583

		4,060,824
Financials - 11.3%
American Express Credit Corp., MTN,
1.75%, 6/12/15	750,000	755,406
Bank of New York Mellon Corp./The, MTN,
1.35%, 3/6/18	500,000	495,411
Berkshire Hathaway Finance Corp.,
4.85%, 1/15/15	1,450,000	1,462,621
General Electric Capital Corp., MTN,
5.625%, 9/15/17	2,000,000	2,235,932
John Deere Capital Corp., MTN, 1.4%,
3/15/17	2,000,000	2,016,582
JPMorgan Chase & Co., 3.7%, 1/20/15	2,000,000	2,013,656
Simon Property Group L.P., 4.125%,
12/1/21	2,000,000	2,168,742
Wells Fargo & Co., 5.625%, 12/11/17	2,000,000	2,244,198

		13,392,548
Health Care - 3.6%
Baxter International Inc., 1.85%, 6/15/18	2,000,000	1,999,388
Merck Sharp & Dohme Corp., 4%,
6/30/15	750,000	767,780
Pfizer Inc., 5.35%, 3/15/15	1,500,000	1,526,257

		4,293,425
Industrials - 1.4%
United Parcel Service Inc., 5.5%, 1/15/18	1,500,000	1,679,511

Information Technology - 8.9%
Apple Inc., 2.4%, 5/3/23	2,000,000	1,929,596
Cisco Systems Inc., 5.5%, 2/22/16	2,000,000	2,127,094
EMC Corp., 2.65%, 6/1/20	750,000	739,320
Intel Corp., 1.95%, 10/1/16	2,000,000	2,043,202
Microsoft Corp., 3%, 10/1/20	1,500,000	1,567,912
Texas Instruments Inc., 2.375%, 5/16/16	2,000,000	2,056,010

		10,463,134
Materials - 1.3%
EI du Pont de Nemours & Co., 3.25%,
1/15/15	1,500,000	1,508,279

Telecommunication Service - 1.3%
AT&T Inc., 1.6%, 2/15/17	1,500,000	1,512,641

Total Corporate Notes and Bonds
(Cost $46,225,483)		47,159,888
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 57.6%

Fannie Mae - 10.5%
1.250%, 9/28/16	3,000,000	3,040,785
1.375%, 11/15/16	4,500,000	4,567,887
1.250%, 1/30/17	4,750,000	4,805,181

		12,413,853
Freddie Mac - 9.1%
2.875%, 2/9/15	5,500,000	5,540,381
2.500%, 5/27/16	5,000,000	5,160,110

		10,700,491
U.S. Treasury Notes - 38.0%
0.125%, 4/30/15	5,500,000	5,500,429
2.500%, 4/30/15	6,000,000	6,070,314
1.000%, 8/31/16	4,000,000	4,040,000
0.875%, 1/31/17	5,000,000	5,027,345
3.000%, 2/28/17	5,000,000	5,269,920
1.500%, 12/31/18	2,500,000	2,507,423
1.250%, 1/31/19	5,500,000	5,452,733
1.500%, 3/31/19	2,000,000	2,000,156
3.125%, 5/15/19	3,000,000	3,208,359
3.625%, 2/15/20	2,000,000	2,195,312
2.625%, 11/15/20	1,000,000	1,041,172
2.500%, 8/15/23	2,500,000	2,551,367

		44,864,530

Total U.S. Government and Agency
Obligations (Cost $67,676,973)		67,978,874
	Shares
SHORT-TERM INVESTMENTS - 1.8%
State Street Institutional U.S.
Government Money Market Fund	2,147,326	2,147,326

Total Short-Term Investments
(Cost $2,147,326)		2,147,326

TOTAL INVESTMENTS - 99.3% (Cost $116,049,782**)		117,286,088

NET OTHER ASSETS AND LIABILITIES - 0.7%		796,247

TOTAL NET ASSETS - 100.0%		$118,082,335

**	Aggregate cost for Federal tax purposes was $116,049,782.
(A)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.4% of total net assets.
MTN	Medium Term Note.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2014

Core Bond Fund Portfolio of Investments

	Par Value	Value (Note 2)

ASSET BACKED SECURITIES - 3.6%
ABSC Long Beach Home Equity Loan
Trust, Series 2000-LB1, Class AF5, 8.55%,
9/21/30	$64,040	$64,733
Ally Master Owner Trust, Series 2014-4,
Class A2, 1.43%, 6/17/19	750,000	750,009
CNH Equipment Trust, Series 2014-A, Class
A3, 0.84%, 5/15/19	750,000	749,153
Ford Credit Auto Owner Trust, Series 2014-
A, Class A3, 0.79%, 5/15/18	775,000	776,131
Hyundai Auto Receivables Trust, Series
2014-A, Class A3, 0.79%, 7/16/18	275,000	274,991
John Deere Owner Trust, Series 2014-B,
Class A2A, 0.54%, 7/17/17	600,000	600,338
Mercedes-Benz Auto Lease Trust, Series
2014-A, Class A4, 0.9%, 12/16/19	1,125,000	1,127,775
Santander Drive Auto Receivables Trust,
Series 2012-6, Class B, 1.33%, 5/15/17	1,054,978	1,057,476
Santander Drive Auto Receivables Trust,
Series 2013-3 Class B, 1.19%, 5/15/18	625,000	626,474
Santander Drive Auto Receivables Trust,
Series 2013-5, Class C, 2.25%, 6/17/19	1,000,000	1,006,725
Volkswagen Auto Lease Trust, Series 2014-
A, Class A3, 0.8%, 4/20/17	625,000	625,314
Volvo Financial Equipment LLC, Series
2014-1A, Class A3 (B) (C), 0.82%, 4/16/18	500,000	499,785

Total Asset Backed Securities
(Cost $8,165,268)		8,158,904

COMMERCIAL MORTGAGE-BACKED
SECURITIES - 1.4%
Bear Stearns Commercial Mortgage
Securities Trust, Series 2005-PW10, Class
A4 (D), 5.405%, 12/11/40	1,318,631	1,358,560
Merrill Lynch Mortgage Trust, Series 2006-
C1, Class A4 (D), 5.673%, 5/12/39	600,000	630,310
Morgan Stanley Capital I Trust, Series 2005-
IQ10, Class A4A (D), 5.23%, 9/15/42	1,171,306	1,196,405

Total Commercial Mortgage-Backed
Securities (Cost $3,245,277)		3,185,275

CORPORATE NOTES AND BONDS - 25.9%

Consumer Discretionary - 3.8%
AARP, Inc. (B) (C), 7.5%, 5/1/31	750,000	1,042,285
Advance Auto Parts Inc., 4.5%, 12/1/23	550,000	580,329
AutoZone Inc., 1.3%, 1/13/17	1,400,000	1,403,539
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc., 3.5%, 3/1/16	750,000	775,111
DR Horton Inc., 5.25%, 2/15/15	215,000	216,881
DR Horton Inc., 3.75%, 3/1/19	475,000	475,594
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	575,000	729,651
GLP Capital L.P. / GLP Financing II Inc.,
4.875%, 11/1/20	275,000	286,000
Hasbro Inc., 3.15%, 5/15/21	300,000	302,637
Intelsat Jackson Holding SA (E), 5.5%,
8/1/23	500,000	501,250
Nissan Motor Acceptance Corp. (B) (C),
2.65%, 9/26/18	500,000	510,528
QVC Inc., 3.125%, 4/1/19	800,000	804,130
Sirius XM Radio Inc. (B) (C), 6%, 7/15/24	525,000	547,312
Toll Brothers Finance Corp., 4%, 12/31/18	450,000	455,625

		8,630,872
Consumer Staples - 2.1%
CVS Health Corp., 5.75%, 6/1/17	464,000	515,020
Kraft Foods Group Inc., 3.5%, 6/6/22	1,000,000	1,023,440
Kroger Co./The, 2.95%, 11/1/21	1,000,000	990,328
Sysco Corp., 4.35%, 10/2/34	1,000,000	1,027,058
Walgreen Co., 5.25%, 1/15/19	1,000,000	1,117,338

		4,673,184
Energy - 3.1%
Access Midstream Partners L.P. / ACMP
Finance Corp., 4.875%, 5/15/23	750,000	783,750
BP Capital Markets PLC (E), 3.875%,
3/10/15	52,000	52,647
Denbury Resources Inc., 6.375%, 8/15/21	475,000	496,375
Energy Transfer Partners L.P., 4.15%,
10/1/20	750,000	781,747
Freeport-McMoran Oil & Gas LLC / FCX Oil
& Gas Inc., 6.75%, 2/1/22	600,000	664,500
Hess Corp., 7.875%, 10/1/29	240,000	324,735
Kinder Morgan Energy Partners L.P.,
2.65%, 2/1/19	450,000	450,195
SandRidge Energy Inc., 7.5%, 3/15/21	400,000	360,000
Transocean Inc. (E), 6%, 3/15/18	850,000	906,265
Valero Energy Corp., 6.125%, 2/1/20	1,150,000	1,339,412
Williams Cos. Inc./The, 4.55%, 6/24/24	950,000	930,726

		7,090,352
Financials - 7.0%
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust (B) (C) (E), 3.75%, 5/15/19	450,000	446,625
Air Lease Corp., 3.875%, 4/1/21	450,000	454,500
Apollo Management Holdings L.P. (B) (C),
4%, 5/30/24	1,000,000	1,007,906
Bank of America Corp., 2.65%, 4/1/19	1,000,000	1,009,077
Bank of America Corp., MTN, 3.3%,
1/11/23	200,000	198,294
BB&T Corp., MTN, 2.25%, 2/1/19	400,000	402,715
Berkshire Hathaway Finance Corp., 4.85%,
1/15/15	100,000	100,870
Capital One Financial Corp., 2.45%,
4/24/19	400,000	401,185
Caterpillar Financial Services Corp., Series
G, 2.45%, 9/6/18	800,000	817,729
General Electric Capital Corp., MTN, 3.1%,
1/9/23	1,100,000	1,101,951
Glencore Funding LLC (B) (C), 3.125%,
4/29/19	825,000	832,837
Goldman Sachs Group Inc./The, 2.625%,
1/31/19	500,000	503,720
Invesco Finance PLC (E), 4%, 1/30/24	450,000	469,055
KeyCorp, MTN, 5.1%, 3/24/21	250,000	280,685
Lehman Brothers Holdings Inc.*(F),
5.75%, 1/3/17	520,000	52
Liberty Mutual Group Inc. (B) (C), 4.25%,
6/15/23	1,250,000	1,292,805
Marsh & McLennan Cos. Inc., MTN, 2.55%,
10/15/18	225,000	229,926
MetLife Inc., 3.6%, 4/10/24	1,000,000	1,019,249
Prudential Financial Inc., MTN, 3.5%,
5/15/24	1,700,000	1,706,849
Senior Housing Properties Trust, 3.25%,
5/1/19	800,000	806,382
Synchrony Financial, 3.75%, 8/15/21	700,000	713,673
UBS AG/Stamford CT (E), 5.75%, 4/25/18	122,000	137,672
Vornado Realty L.P., 2.5%, 6/30/19	900,000	898,466
WP Carey Inc., 4.6%, 4/1/24	800,000	833,390

		15,665,613
Health Care - 1.7%
AbbVie Inc., 2%, 11/6/18	1,100,000	1,090,838
Forest Laboratories Inc. (B) (C), 5%,
12/15/21	200,000	214,311
Genentech Inc., 5.25%, 7/15/35	325,000	386,359
HCA Inc., 5.875%, 3/15/22	300,000	329,250
Laboratory Corp. of America Holdings,
2.5%, 11/1/18	1,000,000	1,009,921
Thermo Fisher Scientific Inc., 2.4%, 2/1/19	450,000	452,551
Wyeth LLC, 6.5%, 2/1/34	230,000	303,665

		3,786,895
Industrials - 2.1%
ADT Corp./The, 4.125%, 4/15/19	475,000	470,844
B/E Aerospace Inc., 5.25%, 4/1/22	500,000	556,250
Boeing Co./The, 8.625%, 11/15/31	240,000	371,749
Burlington Northern Santa Fe LLC, 8.125%,
4/15/20	285,000	356,255
Crane Co., 2.75%, 12/15/18	450,000	457,742
Norfolk Southern Corp., 7.05%, 5/1/37	390,000	531,091
Textron Inc., 3.875%, 3/1/25	300,000	300,514
Union Pacific Corp., 2.25%, 2/15/19	900,000	912,924
United Rentals North America Inc.,
6.125%, 6/15/23	400,000	430,500
Waste Management Inc., 7.125%,
12/15/17	235,000	273,277

		4,661,146
Information Technology - 1.9%
First Data Corp. (B) (C), 7.375%, 6/15/19	550,000	583,000
International Business Machines Corp.,
3.625%, 2/12/24	1,500,000	1,531,389
Intuit Inc., 5.75%, 3/15/17	1,100,000	1,209,825
Thomson Reuters Corp. (E), 4.3%,
11/23/23	475,000	503,875
Xilinx Inc., 3%, 3/15/21	500,000	502,154

		4,330,243
Materials - 1.3%
Alcoa Inc., 5.125%, 10/1/24	200,000	211,143
Dow Chemical Co./The, 4.125%, 11/15/21	1,000,000	1,059,118
Packaging Corp. of America, 3.65%,
9/15/24	1,000,000	984,079
Weyerhaeuser Co., 7.375%, 3/15/32	500,000	652,530

		2,906,870
Telecommunication Services - 1.6%
Comcast Cable Communications Holdings
Inc., 9.455%, 11/15/22	525,000	752,635
Verizon Communications Inc., 3.45%,
3/15/21	1,500,000	1,532,484
Verizon Communications Inc., 5.15%,
9/15/23	313,000	350,525
Verizon Communications Inc., 4.4%,
11/1/34	1,000,000	976,527

		3,612,171
Utilities - 1.3%
AES Corp./VA, 5.5%, 3/15/24	200,000	204,500
Black Hills Corp., 4.25%, 11/30/23	950,000	1,007,980
Sierra Pacific Power Co., Series M, 6%,
5/15/16	650,000	700,545
Wisconsin Electric Power Co., 6.5%, 6/1/28	750,000	963,179

		2,876,204

Total Corporate Notes and Bonds
(Cost $56,549,368)		58,233,550

LONG TERM MUNICIPAL BONDS - 8.8%
Chicago IL O’Hare International Airport
Revenue, Series A, (NATL-RE), 5%, 1/1/33	955,000	996,963
City of Laredo TX, General Obligation,
6.566%, 2/15/39	1,500,000	1,705,785
City of Los Angeles CA Wastewater System
Revenue, Series A, (NATL-RE), 4.75%,
6/1/35	1,690,000	1,712,798
City of Oklahoma City OK Tax Allocation,
Series B, 5%, 3/1/32	1,500,000	1,704,150
County of King WA Sewer Revenue, (AGM),
5%, 1/1/36	785,000	837,344

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2014

Core Bond Fund Portfolio of Investments - continued

	Par Value	Value (Note 2)

LONG TERM MUNICIPAL BONDS - continued
Dallas/Fort Worth International Airport
Revenue, Series G, 5%, 11/1/29	$475,000	$542,654
Jacksonville FL Sales Tax Revenue, Series A,
5%, 10/1/29	1,500,000	1,725,645
Las Vegas Valley NV Water District, General
Obligation, Series A, 5%, 2/1/34	800,000	885,504
New York City NY Water & Sewer System
Revenue, Series A, 5%, 6/15/38	1,115,000	1,214,547
Northside Independent School District,
General Obligation, (PSF-GTD), 5.741%,
8/15/35	1,600,000	1,767,808
San Antonio TX Electric & Gas Revenue,
5%, 2/1/32	1,575,000	1,698,417
Tulsa County OK Industrial Authority St.
Francis Health System Revenue, 5%,
12/15/29	1,500,000	1,619,760
Tulsa OK Public Facilities Authority
Revenue, Series B, 6.6%, 11/15/29	1,400,000	1,586,046
University of New Mexico, Series A, (AGM),
5%, 6/1/36	1,750,000	1,869,595

Total Long Term Municipal Bonds
(Cost $19,497,468)		19,867,016

MORTGAGE BACKED SECURITIES - 20.9%

Fannie Mae - 11.1%
4%, 4/1/15 Pool # 255719	9,345	9,920
5.5%, 4/1/16 Pool # 745444	28,716	30,334
6%, 5/1/16 Pool # 582558	2,537	2,602
5.5%, 2/1/18 Pool # 673194	63,417	66,989
5%, 2/1/19 Pool # 725341	8,962	9,587
5%, 5/1/20 Pool # 813965	111,707	119,288
4.5%, 9/1/20 Pool # 835465	106,018	112,397
5.5%, 3/1/21 Pool # 837199	17,790	19,450
6%, 3/1/21 Pool # 745406	15,063	16,344
6%, 5/1/21 Pool # 253847	13,852	15,733
4.5%, 4/1/23 Pool # 974401	213,684	230,235
4.5%, 6/1/23 Pool # 984075	97,594	105,170
3%, 12/1/26 Pool # AB4086	880,961	916,299
3%, 3/1/27 Pool # AK6784	1,757,259	1,827,987
3%, 5/1/27 Pool # AL1715	1,263,828	1,314,702
3.5%, 8/1/29 Pool # MA2003	1,475,364	1,560,417
7%, 12/1/29 Pool # 762813	16,026	17,781
7%, 11/1/31 Pool # 607515	15,187	17,840
6.5%, 3/1/32 Pool # 631377	79,833	90,605
6.5%, 5/1/32 Pool # 636758	3,410	3,878
7%, 5/1/32 Pool # 644591	1,846	2,046
6.5%, 6/1/32 Pool # 545691	149,861	173,905
5.5%, 4/1/33 Pool # 690206	267,990	301,358
5%, 10/1/33 Pool # 254903	151,448	168,114
5.5%, 11/1/33 Pool # 555880	182,522	205,397
5%, 5/1/34 Pool # 775604	21,273	23,614
5%, 5/1/34 Pool # 780890	81,579	90,519
5%, 6/1/34 Pool # 255230	33,615	37,312
7%, 7/1/34 Pool # 792636	8,413	8,847
5.5%, 8/1/34 Pool # 793647	69,034	77,217
5%, 8/1/35 Pool # 829670	164,275	182,220
5%, 9/1/35 Pool # 835699	193,775	217,688
5%, 9/1/35 Pool # 820347	202,782	227,823
5%, 10/1/35 Pool # 797669	163,412	182,673
5.5%, 10/1/35 Pool # 836912	29,898	33,351
5%, 11/1/35 Pool # 844809	70,973	78,636
4.5%, 12/1/35 Pool # 745147	31,437	34,107
5%, 12/1/35 Pool # 850561	84,321	93,469
5%, 2/1/36 Pool # 745275	32,055	35,555
5%, 3/1/36 Pool # 745355	42,406	46,974
5.5%, 5/1/36 Pool # 745516	12,748	14,284
6%, 11/1/36 Pool # 902510	162,787	186,722
6%, 12/1/36 Pool # 256514	12,721	14,415
6%, 12/1/36 Pool # 902070	26,524	30,100
6%, 12/1/36 Pool # 903002	18,470	20,934
5.5%, 5/1/37 Pool # 928292	261,407	293,113
6%, 10/1/37 Pool # 947563	181,361	207,964
6.5%, 12/1/37 Pool # 889072	191,899	217,792
6%, 1/1/38 Pool # 965649	8,660	9,789
5%, 4/1/38 Pool # 889260	40,684	45,041
6.5%, 8/1/38 Pool # 987711	311,307	372,722
5.5%, 4/1/40 Pool # AD0926	1,209,385	1,350,929
4.5%, 8/1/40 Pool # AD8243	180,220	195,569
4%, 9/1/40 Pool # AE3039	1,487,064	1,588,331
4%, 1/1/41 Pool # AB2080	1,173,197	1,250,924
4%, 9/1/41 Pool # AJ1406	1,180,505	1,254,813
4%, 10/1/41 Pool # AJ4046	1,439,737	1,537,848
4%, 3/1/42 Pool # AL1998	2,234,330	2,386,964
3.5%, 6/1/42 Pool # AO4134	2,019,562	2,093,496
3%, 9/1/42 Pool # AP6568	180,582	181,327
3.5%, 9/1/42 Pool # AB6228	634,787	658,039
3.5%, 12/1/42 Pool # AQ8892	185,477	192,156
3%, 2/1/43 Pool # AL3072	1,520,147	1,528,770
6%, 12/25/31 Series 2001-73, Class GZ	593,879	666,670

		25,007,095
Freddie Mac - 9.7%
5%, 5/1/18 Pool # E96322	50,108	52,867
5%, 2/1/21 Pool # G11911	16,920	18,094
4.5%, 4/1/23 Pool # J07302	34,514	37,010
4.5%, 11/1/23 Pool # G13342	18,757	20,225
3.5%, 12/1/25 Pool # E02779	1,074,332	1,136,879
3.5%, 6/1/26 Pool # Z50006	1,364,826	1,444,285
3%, 12/1/26 Pool # J17506	133,240	138,369
3%, 1/1/27 Pool # G18420	69,913	72,613
3%, 8/1/27 Pool # J19899	1,307,892	1,360,833
8%, 6/1/30 Pool # C01005	1,410	1,569
7%, 3/1/31 Pool # C48133	7,205	7,230
6.5%, 1/1/32 Pool # C62333	32,350	36,997
3.5%, 8/1/32 Pool # C91485	273,979	286,539
5%, 7/1/33 Pool # A11325	376,828	419,135
4.5%, 6/1/34 Pool # C01856	1,080,383	1,176,926
6%, 10/1/34 Pool # A28439	54,544	61,552
5%, 4/1/35 Pool # A32316	62,742	69,868
5%, 4/1/35 Pool # A32315	55,609	61,827
6.5%, 11/1/36 Pool # C02660	22,712	25,740
5.5%, 11/1/37 Pool # A68787	335,903	379,534
5%, 9/1/38 Pool # G04815	18,425	20,357
5.5%, 12/1/38 Pool # G05267	1,408,889	1,572,458
5%, 10/1/39 Pool # A89335	1,566,105	1,745,544
3.5%, 11/1/40 Pool # G06168	1,025,212	1,059,671
4%, 10/1/41 Pool # Q04092	1,790,495	1,907,694
4.5%, 3/1/42 Pool # G07491	1,453,461	1,574,526
3%, 9/1/42 Pool # C04233	983,315	986,534
3%, 2/1/43 Pool # Q15767	180,787	181,645
3%, 4/1/43 Pool # V80025	689,649	691,692
3%, 4/1/43 Pool # V80026	692,890	694,889
3%, 12/15/26 Series 3978, Class B	4,636,000	4,724,191

		21,967,293
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995	1,017	1,021
6.5%, 2/20/29 Pool # 2714	18,342	21,556
6.5%, 4/20/31 Pool # 3068	8,674	10,016
4%, 4/15/39 Pool # 698089	102,270	109,485

		142,078

Total Mortgage Backed Securities
(Cost $45,986,182)		47,116,466
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 35.7%

Fannie Mae - 1.3%
1.850%, 12/26/18	1,000,000	1,002,572
2.000%, 6/28/27 (A)	650,000	641,781
3.000%, 5/24/32 (A)	1,250,000	1,234,618

		2,878,971
Federal Farm Credit Bank - 0.2%
5.875%, 10/3/16	500,000	549,974

Federal Home Loan Bank - 1.8%
0.625%, 11/27/18 (A)	1,500,000	1,500,993
0.500%, 5/6/19 (A)	1,500,000	1,500,927
1.550%, 6/28/27 (A)	1,000,000	1,001,614

		4,003,534
Freddie Mac - 0.2%
5.000%, 2/16/17	450,000	493,883

U.S. Treasury Bonds - 5.3%
6.625%, 2/15/27	2,000,000	2,869,532
5.375%, 2/15/31	1,250,000	1,688,281
4.500%, 5/15/38	4,750,000	6,016,545
3.750%, 8/15/41	250,000	284,844
0.125%, 7/15/24 (G)	1,001,760	974,211

		11,833,413
U.S. Treasury Notes - 26.9%
2.250%, 1/31/15	550,000	552,879
2.500%, 3/31/15	265,000	267,598
4.250%, 8/15/15	5,500,000	5,677,463
0.375%, 1/15/16	450,000	450,809
1.500%, 6/30/16	3,000,000	3,054,843
2.750%, 11/30/16	5,000,000	5,226,560
0.875%, 1/31/17	2,500,000	2,513,673
3.125%, 1/31/17	3,800,000	4,009,889
0.750%, 3/15/17	4,000,000	4,008,124
2.375%, 7/31/17	2,200,000	2,290,578
1.875%, 10/31/17	3,000,000	3,080,859
4.250%, 11/15/17	2,550,000	2,798,625
2.625%, 1/31/18	3,000,000	3,146,952
3.875%, 5/15/18	2,750,000	3,005,665
2.750%, 2/15/19	4,700,000	4,948,216
3.625%, 8/15/19	2,750,000	3,007,384
2.625%, 11/15/20	2,350,000	2,446,754
3.125%, 5/15/21	3,750,000	4,012,207
2.125%, 8/15/21	3,500,000	3,522,148
2.750%, 2/15/24	2,500,000	2,596,485

		60,617,711

Total U.S. Government and Agency
Obligations (Cost $76,545,568)		80,377,486
	Shares
SHORT-TERM INVESTMENTS - 3.2%
State Street Institutional U.S. Government
Money Market Fund	7,150,722	7,150,722

Total Short-Term Investments
(Cost $7,150,722)		7,150,722

TOTAL INVESTMENTS - 99.5% (Cost $217,139,853**)		224,089,419

NET OTHER ASSETS AND LIABILITIES - 0.5%		1,128,789

TOTAL NET ASSETS - 100.0%		$225,218,208

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2014

Core Bond Fund Portfolio of Investments - continued

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $217,146,633.
(A)	Stepped rate security. Rate shown is as of October 31, 2014.
(B)	Security sold within terms of a private placement memorandum exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.”
(C)	Illiquid security (See Note 2).
(D)	Floating rate or variable rate note. Rate shown is as of October 31, 2014.
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.3% of total net assets.
(F)	In default. Issuer is bankrupt.
(G)	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
AGM	Assured Guaranty Municipal Corp.
MTN	Medium Term Note.
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
PLC	Public Limited Company.

Corporate Bond Fund Portfolio of Investments

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - 88.3%

Consumer Discretionary - 9.6%
Advance Auto Parts Inc., 4.5%, 12/1/23	$50,000	$52,757
AutoZone Inc., 1.3%, 1/13/17	200,000	200,506
Comcast Corp., 6.45%, 3/15/37	300,000	385,903
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc., 5%, 3/1/21	300,000	330,314
Discovery Communications LLC, 3.25%,
4/1/23	100,000	97,799
DR Horton Inc., 3.75%, 3/1/19	50,000	50,062
GLP Capital L.P. / GLP Financing II Inc.,
4.875%, 11/1/20	25,000	26,000
Hasbro Inc., 3.15%, 5/15/21	200,000	201,758
Intelsat Jackson Holding SA (A), 5.5%,
8/1/23	50,000	50,125
McDonald’s Corp., MTN, 5.8%, 10/15/17	20,000	22,534
Nissan Motor Acceptance Corp. (B) (C),
2.65%, 9/26/18	50,000	51,053
QVC Inc., 3.125%, 4/1/19	200,000	201,033
Sirius XM Radio Inc. (B) (C), 6%, 7/15/24	125,000	130,312
Target Corp., 5.875%, 7/15/16	20,000	21,724
Target Corp., 5.375%, 5/1/17	300,000	330,712
Time Warner Inc., 6.25%, 3/29/41	250,000	300,919
Toll Brothers Finance Corp., 4%, 12/31/18	50,000	50,625
Viacom Inc., 3.25%, 3/15/23	100,000	96,612

		2,600,748
Consumer Staples - 7.2%
CVS Health Corp., 5.75%, 6/1/17	121,000	134,305
CVS Health Corp., 2.25%, 12/5/18	100,000	101,077
General Mills Inc., 5.65%, 2/15/19	200,000	228,997
Kellogg Co., 1.875%, 11/17/16	300,000	305,025
Kraft Foods Group Inc., 3.5%, 6/6/22	200,000	204,688
Kroger Co./The, 2.3%, 1/15/19	50,000	50,041
Kroger Co./The, 2.95%, 11/1/21	50,000	49,516
Sysco Corp., 0.55%, 6/12/15	200,000	200,361
Sysco Corp., 3.5%, 10/2/24	150,000	152,217
Sysco Corp., 4.35%, 10/2/34	50,000	51,353
Wal-Mart Stores Inc., 3.25%, 10/25/20	320,000	335,529
Walgreen Co., 5.25%, 1/15/19	120,000	134,081

		1,947,190
Energy - 10.9%
Access Midstream Partners L.P. / ACMP
Finance Corp., 4.875%, 5/15/23	100,000	104,500
Calumet Specialty Products Partners L.P.
/ Calumet Finance Corp. (B) (C), 6.5%,
4/15/21	100,000	97,000
Chevron Corp., 3.191%, 6/24/23	200,000	204,007
ConocoPhillips, 4.6%, 1/15/15	320,000	322,471
Denbury Resources Inc., 6.375%, 8/15/21	50,000	52,250
Devon Energy Corp., 5.6%, 7/15/41	100,000	112,973
Energy Transfer Partners L.P., 4.15%,
10/1/20	300,000	312,699
Enterprise Products Operating LLC, 4.45%,
2/15/43	200,000	194,329
Freeport-McMoran Oil & Gas LLC / FCX Oil
& Gas Inc., 6.75%, 2/1/22	150,000	166,125
Kinder Morgan Energy Partners L.P.,
2.65%, 2/1/19	50,000	50,022
Marathon Oil Corp., 6%, 10/1/17	400,000	449,731
Marathon Petroleum Corp., 5.125%,
3/1/21	250,000	279,767
SandRidge Energy Inc., 7.5%, 3/15/21	25,000	22,500
Valero Energy Corp., 6.625%, 6/15/37	350,000	430,278
Williams Cos. Inc./The, 4.55%, 6/24/24	150,000	146,957

		2,945,609
Financials - 32.1%
Banks - 13.7%
Bank of America Corp., 2.6%, 1/15/19	100,000	100,957
Bank of America Corp., MTN, 3.3%,
1/11/23	200,000	198,294
Bank of New York Mellon Corp./The, MTN,
2.1%, 1/15/19	300,000	299,893
BB&T Corp., MTN, 2.25%, 2/1/19	200,000	201,357
Capital One Financial Corp., 2.45%,
4/24/19	300,000	300,889
Fifth Third Bancorp, 2.3%, 3/1/19	300,000	300,739
Goldman Sachs Group Inc./The, 2.625%,
1/31/19	100,000	100,744
Goldman Sachs Group Inc./The, 3.625%,
1/22/23	200,000	200,558
Huntington National Bank/The, 2.2%,
4/1/19	300,000	299,514
JPMorgan Chase & Co., 4.25%, 10/15/20	400,000	429,317
KeyCorp, MTN, 5.1%, 3/24/21	250,000	280,684
PNC Funding Corp., 3.3%, 3/8/22	100,000	101,648
US Bancorp, MTN, 2.2%, 11/15/16	400,000	409,947
Wells Fargo & Co., 5.625%, 12/11/17	410,000	460,061
Wells Fargo & Co., MTN, 4.6%, 4/1/21	15,000	16,568

		3,701,170
Diversified Financial Services - 6.7%
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust (A) (B) (C), 3.75%, 5/15/19	150,000	148,875
Affiliated Managers Group Inc., 4.25%,
2/15/24	300,000	310,935
Air Lease Corp., 3.875%, 4/1/21	50,000	50,500
American Express Co., 6.15%, 8/28/17	300,000	338,039
Apollo Management Holdings L.P. (B) (C),
4%, 5/30/24	250,000	251,977
General Electric Capital Corp., MTN, 6.75%,
3/15/32	425,000	565,121
Invesco Finance PLC (A), 4%, 1/30/24	50,000	52,117
Synchrony Financial, 3.75%, 8/15/21	100,000	101,953

		1,819,517
Insurance - 4.7%
Berkshire Hathaway Finance Corp., 5.4%,
5/15/18	400,000	450,560
Liberty Mutual Group Inc. (B) (C), 4.25%,
6/15/23	100,000	103,424
Marsh & McLennan Cos. Inc., MTN, 2.55%,
10/15/18	50,000	51,094
MetLife Inc., 3.6%, 4/10/24	300,000	305,775
ProAssurance Corp., 5.3%, 11/15/23	50,000	54,371
Prudential Financial Inc., MTN, 3.5%,
5/15/24	300,000	301,209

		1,266,433

Iron/Steel - 0.5%
Glencore Funding LLC (B) (C), 3.125%,
4/29/19	125,000	126,188

Machinery-Constr&Mining - 0.8%
Caterpillar Financial Services Corp., Series
G, 2.45%, 9/6/18	200,000	204,432

Machinery-Diversified - 1.1%
John Deere Capital Corp., MTN, 1.4%,
3/15/17	300,000	302,487

Real Estate - 4.6%
CBL & Associates L.P., 5.25%, 12/1/23	50,000	53,194
HCP Inc., 2.625%, 2/1/20	250,000	248,134
Senior Housing Properties Trust, 3.25%,
5/1/19	200,000	201,595
Simon Property Group L.P., 4.125%,
12/1/21	400,000	433,748
Vornado Realty L.P., 2.5%, 6/30/19	100,000	99,830
WP Carey Inc., 4.6%, 4/1/24	200,000	208,348

		1,244,849

		8,665,076
Health Care - 5.1%
AbbVie Inc., 2%, 11/6/18	200,000	198,334
Baxter International Inc., 3.2%, 6/15/23	100,000	100,293
Express Scripts Holding Co., 4.75%,
11/15/21	200,000	219,635
Forest Laboratories Inc. (B) (C), 5%,
12/15/21	50,000	53,578
HCA Inc., 5.875%, 3/15/22	25,000	27,438
Laboratory Corp. of America Holdings,
2.5%, 11/1/18	100,000	100,992
Merck & Co. Inc., 3.875%, 1/15/21	300,000	322,993
Stryker Corp., 1.3%, 4/1/18	100,000	98,772
Thermo Fisher Scientific Inc., 2.4%, 2/1/19	50,000	50,283
UnitedHealth Group Inc., 2.875%, 3/15/23	200,000	196,560

		1,368,878
Industrials - 5.4%
ADT Corp./The, 4.125%, 4/15/19	150,000	148,688
B/E Aerospace Inc., 5.25%, 4/1/22	50,000	55,625

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2014

Corporate Bond Fund Portfolio of Investments - continued

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - continued

Industrials - continued
Burlington Northern Santa Fe LLC, 3.85%,
9/1/23	$100,000	$104,229
Burlington Northern Santa Fe LLC, 4.45%,
3/15/43	200,000	202,539
Caterpillar Inc., 5.2%, 5/27/41	20,000	23,181
Crane Co., 2.75%, 12/15/18	50,000	50,860
CSX Corp., 6.15%, 5/1/37	20,000	24,931
Norfolk Southern Corp., 3.25%, 12/1/21	300,000	307,303
Northrop Grumman Corp., 1.75%, 6/1/18	100,000	99,574
Textron Inc. (H), 3.875%, 3/1/25	200,000	200,343
Union Pacific Corp., 2.25%, 2/15/19	100,000	101,436
United Parcel Service Inc., 5.5%, 1/15/18	20,000	22,394
United Rentals North America Inc.,
6.125%, 6/15/23	100,000	107,625

		1,448,728
Information Technology - 10.3%
Apple Inc., 1%, 5/3/18	100,000	98,074
Apple Inc., 2.4%, 5/3/23	200,000	192,960
Cisco Systems Inc., 5.5%, 2/22/16	225,000	239,298
Cisco Systems Inc., 3.625%, 3/4/24	150,000	154,859
eBay Inc., 1.35%, 7/15/17	200,000	198,563
EMC Corp., 2.65%, 6/1/20	150,000	147,864
First Data Corp. (B) (C), 7.375%, 6/15/19	100,000	106,000
Intel Corp., 1.95%, 10/1/16	200,000	204,320
Intel Corp., 3.3%, 10/1/21	20,000	20,870
International Business Machines Corp.,
1.95%, 7/22/16	400,000	408,742
Intuit Inc., 5.75%, 3/15/17	200,000	219,968
Oracle Corp., 5.75%, 4/15/18	420,000	476,766
Texas Instruments Inc., 2.375%, 5/16/16	200,000	205,601
Thomson Reuters Corp. (A), 4.3%,
11/23/23	50,000	53,039
Xilinx Inc., 3%, 3/15/21	50,000	50,215

		2,777,139
Materials - 4.0%
Alcoa Inc., 5.125%, 10/1/24	50,000	52,786
Dow Chemical Co./The, 4.125%, 11/15/21	400,000	423,647
EI du Pont de Nemours & Co., 3.25%,
1/15/15	300,000	301,655
Packaging Corp. of America, 3.65%,
9/15/24	300,000	295,224

		1,073,312
Telecommunication Services - 1.9%
AT&T Inc., 1.6%, 2/15/17	100,000	100,843
Verizon Communications Inc., 5.15%,
9/15/23	200,000	223,978
Verizon Communications Inc., 4.4%,
11/1/34	200,000	195,305

		520,126
Utilities - 1.8%
AES Corp./VA, 5.5%, 3/15/24	50,000	51,125
Black Hills Corp., 4.25%, 11/30/23	50,000	53,051
Dominion Resources Inc., Series B, 2.75%,
9/15/22	400,000	390,293

		494,469

Total Corporate Notes and Bonds
(Cost $23,288,792)		23,841,275

LONG TERM MUNICIPAL BONDS - 8.9%
Alabama Incentives Financing Authority
Revenue, Series A, 5%, 9/1/29	200,000	225,874
Chicago IL O’Hare International Airport
Revenue, Series A, (NATL-RE), 5%, 1/1/33	200,000	208,788
City of Oklahoma City OK Tax Allocation,
Series B, 5%, 3/1/32	200,000	227,220
County of King WA Sewer Revenue, (AGM),
5%, 1/1/36	130,000	138,668
Dallas/Fort Worth International Airport
Revenue, Series G, 5%, 11/1/29	200,000	228,486
Desert Community College District CA,
General Obligation, Series B, (AGM), 5%,
8/1/32	200,000	218,994
Las Vegas Valley NV Water District, General
Obligation, Series A, 5%, 2/1/34	200,000	221,376
Orange County Health Facilities Authority
Revenue, 5%, 1/1/29	200,000	224,570
San Antonio TX Electric & Gas Revenue,
5%, 2/1/32	200,000	215,672
South Dakota State Building Authority
Revenue, (NATL-RE), 5%, 6/1/32	250,000	268,840
Tulsa County OK Industrial Authority St.
Francis Health System Revenue, 5%,
12/15/29	200,000	215,968

Total Long Term Municipal Bonds
(Cost $2,368,874)		2,394,456
	Shares
SHORT-TERM INVESTMENTS - 2.9%
State Street Institutional U.S. Government
Money Market Fund	790,451	790,451

Total Short-Term Investments
(Cost $790,451)		790,451

TOTAL INVESTMENTS - 100.1% (Cost $26,448,117**)		27,026,182
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(16,104)

TOTAL NET ASSETS - 100.0%		$27,010,078

**	Aggregate cost for Federal tax purposes was $26,448,117.
(A)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.1% of total net assets.
(B)	Security sold within terms of a private placement memorandum exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.”
(C)	Illiquid security (See Note 2).
(H)	Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.
AGM	Assured Guaranty Municipal Corp.
MTN	Medium Term Note.
NATL-RE	National Public Finance Guarantee Corp.
PLC	Public Limited Company.

High Income Fund Portfolio of Investments

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - 94.3%
Consumer Discretionary - 23.5%
ACCO Brands Corp., 6.75%, 4/30/20	$250,000	$265,625
Allison Transmission Inc. (A), 7.125%,
5/15/19	100,000	105,125
Burger King (A) (B), 6%, 4/1/22	300,000	304,125
Cablevision Systems Corp., 5.875%,
9/15/22	100,000	101,750
CBS Outdoor Americas Capital LLC / CBS
Outdoor Americas Capital Corp. (A),
5.625%, 2/15/24	500,000	521,250
CCO Holdings LLC / CCO Holdings Capital
Corp., 6.5%, 4/30/21	400,000	422,000
Central Garden and Pet Co., 8.25%, 3/1/18	100,000	99,625
Cequel Communications Holdings I LLC /
Cequel Capital Corp. (A), 5.125%, 12/15/21	250,000	244,062
Cumulus Media Holdings Inc., 7.75%,
5/1/19	500,000	512,500
DISH DBS Corp., 6.75%, 6/1/21	250,000	277,500
Goodyear Tire & Rubber Co./The, 6.5%,
3/1/21	300,000	321,000
Group 1 Automotive Inc. (A), 5%, 6/1/22	300,000	297,000
Hughes Satellite Systems Corp., 7.625%,
6/15/21	150,000	166,875
Mediacom LLC / Mediacom Capital Corp.,
7.25%, 2/15/22	100,000	108,000
Penske Automotive Group Inc., 5.75%,
10/1/22	250,000	260,000
Pinnacle Entertainment Inc., 8.75%,
5/15/20	200,000	212,500
Scientific Games International Inc., 6.25%,
9/1/20	350,000	280,000
Sinclair Television Group Inc., 6.375%,
11/1/21	400,000	417,000
Sirius XM Radio Inc. (A), 5.875%, 10/1/20	250,000	263,750
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	241,250
Univision Communications Inc. (A), 6.75%,
9/15/22	497,000	551,670
UPCB Finance V Ltd. (A) (B), 6.875%,
1/15/22	250,000	273,125
ViaSat Inc., 6.875%, 6/15/20	370,000	391,275
Viking Cruises Ltd. (A) (B), 8.5%, 10/15/22	300,000	324,750
WMG Acquisition Corp. (A), 6.75%,
4/15/22	400,000	394,000

		7,355,757
Consumer Staples - 1.6%
Dole Food Co. Inc. (A), 7.25%, 5/1/19	500,000	503,750

Energy - 15.5%
American Energy-Permian Basin LLC /
AEPB Finance Corp. (A) (C), 6.732%, 8/1/19	400,000	354,000
AmeriGas Finance LLC / AmeriGas Finance
Corp., 7%, 5/20/22	400,000	432,000
Chaparral Energy Inc., 8.25%, 9/1/21	500,000	502,500
Exterran Partners L.P. / EXLP Finance Corp.
(A), 6%, 10/1/22	250,000	240,000
Ferrellgas L.P. / Ferrellgas Finance Corp.,
6.75%, 1/15/22	400,000	405,000
Jupiter Resources Inc. (A) (B), 8.5%,
10/1/22	150,000	132,375
Key Energy Services Inc., 6.75%, 3/1/21	300,000	267,000

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2014

High Income Fund Portfolio of Investments - continued

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - continued
Consumer Staples - continued
Linn Energy LLC / Linn Energy Finance
Corp., 6.5%, 5/15/19	$100,000	$93,500
Linn Energy LLC / Linn Energy Finance
Corp., 6.5%, 9/15/21	200,000	183,000
Memorial Production Partners L.P. /
Memorial Production Finance Corp. (A),
6.875%, 8/1/22	400,000	362,000
QEP Resources Inc., 5.375%, 10/1/22	250,000	246,250
QEP Resources Inc., 5.25%, 5/1/23	250,000	243,125
Regency Energy Partners L.P. / Regency
Energy Finance Corp., 5.875%, 3/1/22	250,000	266,250
Southern Star Central Corp. (A), 5.125%,
7/15/22	500,000	507,500
Suburban Propane Partners L.P. / Suburban
Energy Finance Corp., 7.375%, 8/1/21	227,000	244,025
Tesoro Logistics L.P. / Tesoro Logistics
Finance Corp. (A), 6.25%, 10/15/22	100,000	103,500
Unit Corp., 6.625%, 5/15/21	250,000	249,375

		4,831,400
Financials - 4.8%
Geo Group Inc./The, 5.875%, 10/15/24	200,000	206,000
MPT Operating Partnership L.P. / MPT
Finance Corp., 6.875%, 5/1/21	350,000	374,500
Nationstar Mortgage LLC / Nationstar
Capital Corp., 6.5%, 7/1/21	300,000	279,000
Omega Healthcare Investors Inc., 5.875%,
3/15/24	250,000	268,750
Springleaf Finance Corp., MTN, 6.9%,
12/15/17	350,000	381,500

		1,509,750
Health Care - 13.5%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	250,000	248,125
Air Medical Group Holdings Inc., 9.25%,
11/1/18	267,000	279,015
CHS/Community Health Systems Inc.,
6.875%, 2/1/22	250,000	269,375
DaVita HealthCare Partners Inc., 6.625%,
11/1/20	250,000	261,562
Endo Finance LLC & Endo Finco Inc. (A),
7%, 12/15/20	500,000	527,500
Fresenius Medical Care US Finance II Inc.
(A), 5.625%, 7/31/19	300,000	321,375
Grifols Worldwide Operations Ltd. (A) (B),
5.25%, 4/1/22	250,000	256,250
Hologic Inc., 6.25%, 8/1/20	300,000	315,375
Mallinckrodt International Finance S.A. (B),
4.75%, 4/15/23	300,000	288,000
MPH Acquisition Holdings LLC (A), 6.625%,
4/1/22	250,000	261,563
Par Pharmaceutical Cos. Inc., 7.375%,
10/15/20	200,000	212,500
Tenet Healthcare Corp., 8%, 8/1/20	500,000	532,500
Universal Health Services Inc. (A), 4.75%,
8/1/22	150,000	152,719
Valeant Pharmaceuticals International Inc.
(A) (B), 5.625%, 12/1/21	300,000	297,000

		4,222,859
Industrials – 13.4%
Ashtead Capital Inc. (A), 6.5%, 7/15/22	250,000	270,000
Belden Inc. (A), 5.5%, 9/1/22	500,000	508,750
Bombardier Inc. (A) (B), 6.125%, 1/15/23	350,000	360,500
Brand Energy & Infrastructure Services Inc.
(A) (D), 8.5%, 12/1/21	250,000	249,062
Casella Waste Systems Inc., 7.75%,
2/15/19	200,000	204,000
Clean Harbors Inc., 5.125%, 6/1/21	150,000	152,625
FTI Consulting Inc., 6%, 11/15/22	500,000	511,875
Gates Global LLC / Gates Global Co. (A),
6%, 7/15/22	350,000	339,500
Hertz Corp./The, 6.75%, 4/15/19	250,000	260,625
Hertz Corp./The, 5.875%, 10/15/20	100,000	100,750
Iron Mountain Inc., 6%, 8/15/23	150,000	158,250
Iron Mountain Inc., 5.75%, 8/15/24	350,000	357,000
Nortek Inc., 8.5%, 4/15/21	250,000	268,750
Pacific Drilling S.A. (A) (B), 5.375%, 6/1/20	100,000	89,438
Spirit AeroSystems Inc., 5.25%, 3/15/22	200,000	203,500
United Rentals North America Inc., 8.25%,
2/1/21	150,000	163,500

		4,198,125
Information Technology – 4.9%
Alliance Data Systems Corp. (A), 6.375%,
4/1/20	400,000	420,000
CommScope Holding Co. Inc., (A), 6.625%,
6/1/20	250,000	263,125
NCR Corp., 6.375%, 12/15/23	250,000	263,750
SunGard Data Systems Inc., 7.375%,
11/15/18	246,000	256,455
Syniverse Holdings Inc., 9.125%, 1/15/19	300,000	315,000

		1,518,330
Materials –7.9%
Building Materials Corp. of America (A),
5.375%, 11/15/24	250,000	250,625
Greif Inc., 6.75%, 2/1/17	250,000	271,250
INEOS Group Holdings S.A. (A) (B), 5.875%,
2/15/19	200,000	199,750
Polymer Group Inc. (A), 6.875%, 6/1/19	125,000	123,438
Rayonier AM Products Inc. (A), 5.5%,
6/1/24	450,000	425,250
Reynolds Group Issuer Inc. / Reynolds
Group Issuer LLC / Reynolds Group Issuer
Lu, 5.75%, 10/15/20	300,000	312,000
Steel Dynamics Inc. (A), 5.5%, 10/1/24	250,000	264,375
Summit Materials LLC / Summit Materials
Finance Corp. (A), 10.5%, 1/31/20	100,000	111,750
Tronox Finance LLC, 6.375%, 8/15/20	500,000	513,750

		2,472,188
Telecommunication Services - 4.7%
Level 3 Financing Inc., 8.125%, 7/1/19	200,000	214,000
SBA Telecommunications Inc., 5.75%,
7/15/20	300,000	313,500
Sprint Corp. (A), 7.125%, 6/15/24	500,000	513,750
T-Mobile USA Inc., 6.633%, 4/28/21	300,000	316,125
Windstream Corp., 6.375%, 8/1/23	100,000	100,750

		1,458,125
Utilities - 4.5%
AES Corp./VA, 5.5%, 3/15/24	400,000	409,000
Calpine Corp., 5.375%, 1/15/23	400,000	404,000
Dynegy Finance I Inc. / Dynegy Finance II
Inc. (A), 7.625%, 11/1/24	150,000	159,000
NRG Energy Inc., 8.25%, 9/1/20	200,000	216,250
NRG Energy Inc. (A), 6.25%, 5/1/24	200,000	206,500

		1,394,750

Total Corporate Notes and Bonds
(Cost $28,888,739)		29,465,034
	Shares
SHORT-TERM INVESTMENTS - 4.7%
State Street Institutional U.S. Government
Money Market Fund	1,479,144	1,479,144

Total Short-Term Investments
(Cost $1,479,144)		1,479,144

TOTAL INVESTMENTS - 99.0% (Cost $30,367,883**)		30,944,178
NET OTHER ASSETS AND LIABILITIES – 1.0%		306,898

TOTAL NET ASSETS – 100.0%		$31,251,076

**	Aggregate cost for Federal tax purposes was $30,367,883.
(A)	Security sold within terms of a private placement memorandum exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.”
(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 8.1% of total net assets.
(C)	Floating rate or variable rate note. Rate shown is as of October 31, 2014.
(D)	Illiquid security (See Note 2).
MTN	Medium Term Note.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2014

Diversified Income Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 55.0%

Consumer Discretionary - 4.5%
Home Depot Inc./The	17,000	$1,657,840
McDonald’s Corp.	28,500	2,671,305
Omnicom Group Inc.	11,500	826,390
Time Warner Inc.	18,000	1,430,460

		6,585,995
Consumer Staples - 8.3%
Coca-Cola Co./The	35,500	1,486,740
Diageo PLC, ADR	11,000	1,297,670
General Mills Inc.	25,000	1,299,000
Nestle S.A., ADR	27,700	2,031,241
PepsiCo Inc.	24,000	2,308,080
Procter & Gamble Co./The	32,300	2,818,821
Wal-Mart Stores Inc.	10,500	800,835

		12,042,387
Energy - 6.2%
Chevron Corp.	25,500	3,058,725
ConocoPhillips	11,000	793,650
Exxon Mobil Corp.	28,500	2,756,235
National Oilwell Varco Inc.	10,000	726,400
Occidental Petroleum Corp.	8,500	755,905
Schlumberger Ltd.	9,000	887,940

		8,978,855
Financials - 8.9%
BB&T Corp.	33,500	1,268,980
M&T Bank Corp.	9,200	1,124,056
MetLife Inc.	24,500	1,328,880
Northern Trust Corp.	16,000	1,060,800
Travelers Cos. Inc./The	34,000	3,427,200
US Bancorp	51,500	2,193,900
Wells Fargo & Co.	47,000	2,495,230

		12,899,046
Health Care - 9.3%
Amgen Inc.	7,500	1,216,350
Baxter International Inc.	18,500	1,297,590
Johnson & Johnson	27,500	2,963,950
Medtronic Inc.	33,600	2,290,176
Merck & Co. Inc.	35,000	2,027,900
Novartis AG, ADR	10,500	973,245
Pfizer Inc.	93,000	2,785,350

		13,554,561
Industrials - 6.0%
3M Co.	8,500	1,307,045
Boeing Co./The	10,700	1,336,537
General Electric Co.	50,500	1,303,405
United Parcel Service Inc., Class B	21,500	2,255,565
United Technologies Corp.	15,000	1,605,000
Waste Management Inc.	19,500	953,355

		8,760,907
Information Technology - 8.2%
Accenture PLC, Class A	27,000	2,190,240
Automatic Data Processing Inc.	16,500	1,349,370
Intel Corp.	33,500	1,139,335
Linear Technology Corp.	25,000	1,071,000
Microsoft Corp.	61,000	2,863,950
Oracle Corp.	23,000	898,150
QUALCOMM Inc.	30,000	2,355,300

		11,867,345
Materials - 0.9%
Praxair Inc.	10,500	1,322,895

Telecommunication Service - 1.5%
Verizon Communications Inc.	43,500	2,185,875

Utilities - 1.2%
Duke Energy Corp.	21,000	1,725,150

Total Common Stocks
(Cost $58,248,136)		79,923,016

	Par Value

ASSET BACKED SECURITIES - 1.4%
ABSC Long Beach Home Equity Loan
Trust, Series 2000-LB1, Class AF5, 8.55%,
9/21/30	$98,971	100,042
Ally Master Owner Trust, Series 2014-4,
Class A2, 1.43%, 6/17/19	225,000	225,003
CNH Equipment Trust, Series 2014-A, Class
A3, 0.84%, 5/15/19	175,000	174,802
Ford Credit Auto Owner Trust, Series 2014-
A, Class A3, 0.79%, 5/15/18	225,000	225,328
Hyundai Auto Receivables Trust, Series
2014-A, Class A3, 0.79%, 7/16/18	100,000	99,997
Mercedes-Benz Auto Lease Trust, Series
2014-A, Class A4, 0.9%, 12/16/19	325,000	325,802
Santander Drive Auto Receivables Trust,
Series 2012-6, Class B, 1.33%, 5/15/17	281,327	281,994
Santander Drive Auto Receivables Trust,
Series 2013-3 Class B, 1.19%, 5/15/18	125,000	125,295
Santander Drive Auto Receivables Trust,
Series 2013-5, Class C, 2.25%, 6/17/19	250,000	251,681
Volkswagen Auto Lease Trust, Series 2014-
A, Class A3, 0.8%, 4/20/17	150,000	150,075
Volvo Financial Equipment LLC, Series
2014-1A, Class A3 (B) (C), 0.82%, 4/16/18	125,000	124,946

Total Asset Backed Securities
( Cost $2,087,130 )		2,084,965

COMMERCIAL MORTGAGE-BACKED
SECURITIES - 0.5%
Fannie Mae-Aces, Series 2013-M12, Class
APT (D), 2.385%, 3/25/23	340,505	335,068
Morgan Stanley Capital I Trust, Series 2005-
IQ10, Class A4A (D), 5.23%, 9/15/42	329,430	336,489

Total Commercial Mortgage-Backed
Securities (Cost $678,091)		671,557

CORPORATE NOTES AND BONDS - 14.8%
Consumer Discretionary - 2.1%
AARP, Inc. (B) (C), 7.5%, 5/1/31	750,000	1,042,285
Advance Auto Parts Inc., 4.5%, 12/1/23	500,000	527,571
DR Horton Inc., 5.25%, 2/15/15	130,000	131,138
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	325,000	412,411
GLP Capital L.P. / GLP Financing II Inc.,
4.875%, 11/1/20	125,000	130,000
Royal Caribbean Cruises Ltd. (E), 7.25%,
6/15/16	400,000	432,000
Time Warner Inc., 4.75%, 3/29/21	400,000	439,988

		3,115,393
Consumer Staples - 0.7%
CVS Health Corp., 5.75%, 6/1/17	248,000	275,269
Mondelez International Inc., 6.5%,
11/1/31	475,000	604,022
Sysco Corp., 4.35%, 10/2/34	150,000	154,059

		1,033,350
Energy - 1.9%
Access Midstream Partners L.P. / ACMP
Finance Corp., 4.875%, 5/15/23	250,000	261,250
Denbury Resources Inc., 6.375%, 8/15/21	250,000	261,250
Energy Transfer Partners L.P., 4.15%,
10/1/20	200,000	208,466
Enterprise Products Operating LLC, 5.2%,
9/1/20	450,000	505,099
Freeport-McMoran Oil & Gas LLC / FCX Oil
& Gas Inc., 6.75%, 2/1/22	250,000	276,875
Hess Corp., 7.875%, 10/1/29	150,000	202,959
Marathon Oil Corp., 6%, 10/1/17	300,000	337,298
Transocean Inc. (E), 7.5%, 4/15/31	400,000	422,935
Williams Cos. Inc./The, 4.55%, 6/24/24	250,000	244,928

		2,721,060
Financials - 1.8%
American Express Credit Corp., MTN,
2.375%, 3/24/17	90,000	92,279
Capital One Financial Corp., 2.45%,
4/24/19	200,000	200,592
Fifth Third Bancorp, 2.3%, 3/1/19	275,000	275,678
Glencore Funding LLC (B) (C), 3.125%,
4/29/19	265,000	267,518
Goldman Sachs Group Inc./The, 2.625%,
1/31/19	500,000	503,720
HCP Inc., MTN, 6.7%, 1/30/18	335,000	385,811
Health Care REIT Inc., 4.5%, 1/15/24	200,000	207,733
Huntington National Bank/The, 2.2%,
4/1/19	400,000	399,352
Lehman Brothers Holdings Inc.* (F),
5.75%, 1/3/17	410,000	41
Synchrony Financial, 3.75%, 8/15/21	250,000	254,883

		2,587,607
Health Care - 2.4%
AbbVie Inc., 2%, 11/6/18	300,000	297,501
Amgen Inc., 5.85%, 6/1/17	1,050,000	1,166,547
Baxter International Inc., 3.2%, 6/15/23	400,000	401,171
Eli Lilly & Co., 6.57%, 1/1/16	300,000	320,752
Genentech Inc., 5.25%, 7/15/35	195,000	231,815
HCA Inc., 5.875%, 3/15/22	150,000	164,625
Merck Sharp & Dohme Corp., 5.75%,
11/15/36	220,000	285,553
UnitedHealth Group Inc., 2.875%, 3/15/23	400,000	393,119
Wyeth LLC, 6.5%, 2/1/34	150,000	198,043

		3,459,126
Industrials - 1.7%
B/E Aerospace Inc., 5.25%, 4/1/22	250,000	278,125
Boeing Co./The, 8.625%, 11/15/31	150,000	232,343
Burlington Northern Santa Fe LLC, 8.125%,
4/15/20	175,000	218,753
Caterpillar Inc., 3.9%, 5/27/21	450,000	483,387
Danaher Corp., 3.9%, 6/23/21	450,000	485,995
Norfolk Southern Corp., 5.59%, 5/17/25	239,000	281,075
Norfolk Southern Corp., 7.05%, 5/1/37	260,000	354,061
Waste Management Inc., 7.125%,
12/15/17	150,000	174,432

		2,508,171
Information Technology - 1.6%
Apple Inc., 2.4%, 5/3/23	450,000	434,159
Broadridge Financial Solutions Inc., 3.95%,
9/1/20	450,000	470,008
Cisco Systems Inc., 5.5%, 2/22/16	240,000	255,251
EMC Corp., 2.65%, 6/1/20	400,000	394,304
First Data Corp. (B) (C), 7.375%, 6/15/19	200,000	212,000
International Business Machines Corp.,
1.875%, 8/1/22	400,000	368,598
Thomson Reuters Corp. (E), 4.3%,
11/23/23	225,000	238,678

		2,372,998

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2014

Diversified Income Fund Portfolio of Investments - continued

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - continued

Materials - 0.2%
Westvaco Corp., 8.2%, 1/15/30	$175,000	$226,075

Telecommunication Services - 0.7%
Comcast Cable Communications Holdings
Inc., 9.455%, 11/15/22	415,000	594,940
Verizon Communications Inc., 5.15%,
9/15/23	400,000	447,955

		1,042,895
Utilities - 1.7%
Interstate Power & Light Co., 6.25%,
7/15/39	175,000	231,740
Nevada Power Co., Series R, 6.75%, 7/1/37	400,000	550,264
Sierra Pacific Power Co., Series M, 6%,
5/15/16	126,000	135,798
Southwestern Electric Power Co., Series E,
5.55%, 1/15/17	500,000	544,752
Wisconsin Electric Power Co., 6.5%, 6/1/28	750,000	963,179

		2,425,733

Total Corporate Notes and Bonds
(Cost $20,120,526)		21,492,408

LONG TERM MUNICIPAL BONDS - 0.9%
Dallas/Fort Worth International Airport
Revenue, Series G, 5%, 11/1/29	300,000	342,729
District of Columbia Water & Sewer
Authority Revenue, Series A, (ASSURED
GTY), 5%, 10/1/34	300,000	333,405
Jacksonville FL Sales Tax Revenue, Series A,
5%, 10/1/29	300,000	345,129
Northside Independent School District,
General Obligation, (PSF-GTD), 5.741%,
8/15/35	325,000	359,086

Total Long Term Municipal Bonds
(Cost $1,340,538)		1,380,349

MORTGAGE BACKED SECURITIES - 7.3%

Fannie Mae - 4.7%
4%, 4/1/15 Pool # 255719	3,358	3,565
5.5%, 4/1/16 Pool # 745444	18,314	19,345
6%, 5/1/16 Pool # 582558	3,806	3,903
5%, 12/1/17 Pool # 672243	64,459	68,044
5%, 5/1/20 Pool # 813965	91,397	97,599
4.5%, 9/1/20 Pool # 835465	106,018	112,397
6%, 5/1/21 Pool # 253847	19,393	22,025
3.5%, 8/1/26 Pool # AL0787	371,629	393,282
3%, 5/1/27 Pool # AL1715	410,744	427,278
3.5%, 8/1/29 Pool # MA2003	368,841	390,104
7%, 12/1/29 Pool # 762813	10,198	11,315
7%, 11/1/31 Pool # 607515	15,187	17,840
3.5%, 12/1/31 Pool # MA0919	662,713	696,325
7%, 5/1/32 Pool # 644591	2,954	3,274
5.5%, 10/1/33 Pool # 254904	107,994	121,535
5%, 6/1/34 Pool # 255230	82,259	91,304
7%, 7/1/34 Pool # 792636	5,288	5,561
5.5%, 8/1/34 Pool # 793647	42,225	47,230
5.5%, 3/1/35 Pool # 810075	60,161	67,584
5%, 8/1/35 Pool # 829670	95,508	105,942
5%, 9/1/35 Pool # 820347	120,958	135,895
5%, 9/1/35 Pool # 835699	120,615	135,500
5%, 10/1/35 Pool # 797669	148,556	166,066
5%, 11/1/35 Pool # 844809	45,165	50,041
5%, 12/1/35 Pool # 850561	51,326	56,894
5.5%, 9/1/36 Pool # 831820	197,835	224,253
6%, 9/1/36 Pool # 831741	153,174	173,143
5.5%, 10/1/36 Pool # 896340	18,867	21,047
5.5%, 10/1/36 Pool # 901723	95,550	106,762
5.5%, 12/1/36 Pool # 903059	155,619	174,963
5.5%, 4/1/40 Pool # AD0926	377,019	421,144
3.5%, 6/1/42 Pool # AO4134	473,335	490,663
3.5%, 8/1/42 Pool # AO8100	349,389	362,185
3%, 2/1/43 Pool # AB8486	453,387	454,361
3%, 2/1/43 Pool # AB8563	268,762	269,329
3%, 2/1/43 Pool # AL3072	464,092	466,724
3%, 3/1/43 Pool # AB8818	456,728	457,691

		6,872,113
Freddie Mac - 2.5%
3%, 8/1/27 Pool # J19899	388,833	404,572
8%, 6/1/30 Pool # C01005	2,608	2,903
6.5%, 1/1/32 Pool # C62333	48,525	55,495
5%, 7/1/33 Pool # A11325	269,163	299,382
6%, 10/1/34 Pool # A28439	32,057	36,175
5%, 4/1/35 Pool # A32315	36,702	40,806
5%, 4/1/35 Pool # A32316	35,514	39,548
3.5%, 11/1/40 Pool # G06168	543,827	562,106
4%, 10/1/41 Pool # Q04092	423,208	450,909
3%, 8/1/42 Pool # G08502	406,373	407,734
3%, 9/1/42 Pool # C04233	407,334	408,667
3%, 4/1/43 Pool # V80025	459,766	461,128
3%, 4/1/43 Pool # V80026	461,926	463,259

		3,632,684
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995	666	668
6.5%, 2/20/29 Pool # 2714	25,679	30,178
6.5%, 4/20/31 Pool # 3068	14,456	16,693

		47,539

Total Mortgage Backed Securities
(Cost $10,327,843)		10,552,336

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 16.2%

Fannie Mae - 0.3%
2.000%, 6/28/27 (A)	400,000	394,942

Federal Home Loan Bank - 0.3%
1.550%, 6/28/27 (A)	400,000	400,646

U.S. Treasury Bonds - 1.2%
6.625%, 2/15/27	860,000	1,233,899
3.000%, 5/15/42	500,000	495,703

		1,729,602
U.S. Treasury Notes - 14.4%
4.250%, 11/15/14	2,000,000	2,002,656
2.500%, 3/31/15	1,190,000	1,201,668
2.500%, 4/30/15	1,500,000	1,517,579
4.250%, 8/15/15	500,000	516,133
1.375%, 11/30/15	2,000,000	2,025,468
3.125%, 1/31/17	1,750,000	1,846,660
2.375%, 7/31/17	700,000	728,820
4.250%, 11/15/17	2,100,000	2,304,750
3.125%, 5/15/19	1,000,000	1,069,453
1.625%, 8/31/19	2,000,000	2,002,968
3.375%, 11/15/19	2,000,000	2,166,876
2.625%, 11/15/20	1,250,000	1,301,465
1.750%, 5/15/22	1,600,000	1,559,750
2.500%, 8/15/23	750,000	765,410

		21,009,656

Total U.S. Government and Agency
Obligations (Cost $23,210,503)		23,534,846
	Shares
SHORT-TERM INVESTMENTS - 3.5%
State Street Institutional U.S. Government
Money Market Fund	5,021,969	5,021,969

Total Short-Term Investments
(Cost $5,021,969)		5,021,969

TOTAL INVESTMENTS - 99.6% (Cost $121,034,736**)		144,661,446
NET OTHER ASSETS AND LIABILITIES - 0.4%		625,406

TOTAL NET ASSETS - 100.0%		$145,286,852

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $121,212,245.
(A)	Stepped rate security. Rate shown is as of October 31, 2014.
(B)	Security sold within terms of a private placement memorandum exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.”
(C)	Illiquid security (See Note 2).
(D)	Floating rate or variable rate note. Rate shown is as of October 31, 2014.
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.8% of total net assets.
(F)	In default. Issuer is bankrupt.
ADR	American Depositary Receipt.
ASSURED GTY	Assured Guaranty.
MTN	Medium Term Note.
PLC	Public Limited Company.
PSF-GTD	Permanent School Fund Guaranteed.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2014

Covered Call & Equity Income Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 69.2%

Consumer Discretionary - 13.9%
Amazon.com Inc.* (A)	5,400	$1,649,484
CarMax Inc.* (A)	14,400	805,104
CBS Corp., Class B (A)	20,600	1,116,932
Discovery Communications Inc., Class A*	7,600	268,660
Discovery Communications Inc., Class C*	31,500	1,102,185
Lululemon Athletica Inc.* (A)	13,000	541,450
Priceline Group Inc./The* (A)	900	1,085,589
Ross Stores Inc.	5,500	443,960
Starbucks Corp. (A)	18,300	1,382,748

		8,396,112
Consumer Staples (A) - 8.7%
Costco Wholesale Corp.	13,000	1,733,810
Diageo PLC, ADR	9,000	1,061,730
General Mills Inc.	23,500	1,221,060
Whole Foods Market Inc.	31,700	1,246,761

		5,263,361
Energy (A) - 7.3%
Apache Corp.	6,500	501,800
Baker Hughes Inc.	22,000	1,165,120
Cameron International Corp.*	16,200	964,710
Occidental Petroleum Corp.	16,200	1,440,666
Petroleo Brasileiro S.A., ADR	25,000	292,500

		4,364,796
Financials (A) - 6.2%
Progressive Corp./The	47,500	1,254,475
State Street Corp.	12,500	943,250
T. Rowe Price Group Inc.	18,600	1,526,874

		3,724,599
Health Care (A) - 5.3%
Baxter International Inc.	14,000	981,960
Biogen Idec Inc.*	2,000	642,160
Cerner Corp.*	2,000	126,680
Express Scripts Holding Co.*	19,000	1,459,580

		3,210,380
Industrials (A) - 12.0%
Danaher Corp.	17,500	1,407,000
FedEx Corp.	4,800	803,520
Jacobs Engineering Group Inc.*	28,800	1,366,560
Rockwell Collins Inc.	18,200	1,531,530
Stericycle Inc.*	8,000	1,008,000
United Technologies Corp.	10,300	1,102,100

		7,218,710
Information Technology - 13.4%
Accenture PLC, Class A (A)	16,400	1,330,368
Altera Corp. (A)	29,500	1,013,915
Apple Inc. (A)	8,100	874,800
eBay Inc.* (A)	25,000	1,312,500
EMC Corp. (A)	29,000	833,170
Linear Technology Corp. (A)	22,500	963,900
Nuance Communications Inc.*	20,000	308,600
QUALCOMM Inc. (A)	18,000	1,413,180

		8,050,433

Materials (A) - 0.7%
Mosaic Co./The	10,000	443,100

Telecommunication Service (A) - 1.7%
Verizon Communications Inc.	20,000	1,005,000

Total Common Stocks
(Cost $42,576,196)		41,676,491

EXCHANGE TRADED FUNDS - 8.6%
Powershares QQQ Trust Series 1 (A)	18,000	1,825,200
SPDR Gold Shares*	13,900	1,565,974
SPDR S&P 500 ETF Trust (A)	8,900	1,794,774

Total Exchange Traded Funds
(Cost $5,194,877)		5,185,948

	Contracts

PUT OPTIONS PURCHASED - 0.2%
S&P 500 Index, Put, Nov 2014, $2,005	45	88,875

Total Put Options Purchased
(Cost $147,645)		88,875
	Par Value

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 6.6%
0.019%, 2/5/15 (B) (C)	$4,000,000	3,999,844

Total U.S. Government and Agency
Obligations (Cost $3,999,797)		3,999,844
	Shares
SHORT-TERM INVESTMENTS - 16.8%
State Street Institutional U.S. Government
Money Market Fund	10,128,905	10,128,905

Total Short-Term Investments
(Cost $10,128,905)		10,128,905

TOTAL INVESTMENTS - 101.4% (Cost $62,047,420**)		61,080,063
NET OTHER ASSETS AND LIABILITIES - 0.8%		446,396
TOTAL CALL & PUT OPTIONS WRITTEN - (2.2%)		(1,305,539)

TOTAL NET ASSETS - 100.0%		$60,220,920

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $62,007,393.
(A)	All or a portion of these securities’ positions represent covers (directly or through conversion rights) for outstanding options written.
(B)	Rate noted represents annualized yield at time of purchase.
(C)	All or a portion of these securities are segregated as collateral for put options written. As of October 31, 2014, the total amount segregated was $3,999,844.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.

	Contracts
	(100 Shares	Expiration	Strike	Value
Call Options Written	Per Contract)	Date	Price	(Note 2)
Accenture PLC, Class A	65	November 2014	$ 80.00	$ 11,863
Accenture PLC, Class A	16	January 2015	80.00	5,120
Accenture PLC, Class A	83	February 2015	82.50	19,713
Altera Corp.	77	November 2014	34.00	6,930
Altera Corp.	50	January 2015	35.00	5,750
Altera Corp.	100	January 2015	36.00	7,750
Amazon.com Inc.	12	November 2014	330.00	864
Amazon.com Inc.	42	January 2015	325.00	24,885
Apache Corp.	25	January 2015	90.00	1,512
Apple Inc.	25	November 2014	100.00	20,000
Apple Inc.	56	January 2015	100.00	49,700
Baker Hughes Inc.	25	November 2014	67.50	50
Baker Hughes Inc.	75	January 2015	70.00	487
Baxter International Inc.	41	November 2014	72.50	635
Baxter International Inc.	54	January 2015	70.00	9,261
Baxter International Inc.	45	January 2015	75.00	877
Biogen Idec Inc.	10	January 2015	325.00	16,150
Biogen Idec Inc.	10	January 2015	330.00	13,900
Cameron International Corp.	40	November 2014	72.50	200
CarMax Inc.	30	November 2014	48.00	23,850
CarMax Inc.	114	January 2015	55.00	41,040
CBS Corp., Class B	24	November 2014	55.00	3,120
CBS Corp., Class B	115	November 2014	57.50	6,612
CBS Corp., Class B	45	January 2015	60.00	5,175
CBS Corp., Class B	22	January 2015	62.50	1,375
Cerner Corp.	20	January 2015	57.50	13,200
Costco Wholesale Corp.	50	November 2014	125.00	41,250
Costco Wholesale Corp.	80	January 2015	130.00	42,800
Danaher Corp.	25	November 2014	77.50	8,500
Danaher Corp.	42	January 2015	77.50	19,110
Danaher Corp.	100	January 2015	80.00	30,250
Diageo PLC	90	January 2015	115.00	45,900
eBay Inc.	125	November 2014	52.50	13,813
eBay Inc.	125	January 2015	55.00	15,750
EMC Corp.	110	December 2014	29.00	8,195
EMC Corp.	180	January 2015	29.00	17,820
Express Scripts Holding Co.	65	November 2014	72.50	30,063
Express Scripts Holding Co.	75	January 2015	77.50	15,825
Express Scripts Holding Co.	50	February 2015	77.50	15,625
FedEx Corp.	18	January 2015	150.00	34,020
FedEx Corp.	30	January 2015	165.00	22,425
General Mills Inc.	60	January 2015	55.00	2,070
Jacobs Engineering Group Inc.	110	January 2015	55.00	1,650
Linear Technology Corp.	88	November 2014	46.00	440
Linear Technology Corp.	90	January 2015	45.00	7,875
Lululemon Athletica Inc.	130	January 2015	45.00	23,400
Mosaic Co./The	100	January 2015	50.00	1,650
Occidental Petroleum Corp.	25	November 2014	100.00	87

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2014

Covered Call & Equity Income Fund Portfolio of Investments - continued

	Contracts
	(100 Shares	Expiration	Strike	Value
Call Options Written	Per Contract)	Date	Price	(Note 2)
Occidental Petroleum Corp.	117	January 2015	$105.00	$1,813
Petroleo Brasileiro S.A.	175	November 2014	18.00	262
Powershares QQQ Trust Series 1	12	January 2015	99.63	4,452
Powershares QQQ Trust Series 1	168	January 2015	100.00	58,296
Priceline Group Inc./The	3	November 2014	1,215.00	9,120
Priceline Group Inc./The	6	January 2015	1,225.00	27,630
Progressive Corp./The	190	November 2014	25.00	26,600
Progressive Corp./The	185	December 2014	26.00	14,800
Progressive Corp./The	100	February 2015	26.00	9,500
QUALCOMM Inc.	50	November 2014	77.50	11,100
QUALCOMM Inc.	25	December 2014	77.50	6,425
QUALCOMM Inc.	55	January 2015	77.50	16,280
Rockwell Collins Inc.	120	December 2014	80.00	52,800
Rockwell Collins Inc.	62	January 2015	80.00	30,380
SPDR S&P 500 ETF Trust	89	December 2014	197.00	61,188
Starbucks Corp.	65	November 2014	75.00	9,133
Starbucks Corp.	118	December 2014	77.50	11,859
State Street Corp.	100	November 2014	75.00	16,450
State Street Corp.	25	January 2015	70.00	15,938
Stericycle Inc.	80	February 2015	120.00	64,000
T. Rowe Price Group Inc.	65	November 2014	80.00	17,713
T. Rowe Price Group Inc.	35	January 2015	80.00	12,600
United Technologies Corp.	70	January 2015	110.00	11,235
Verizon Communications Inc.	200	January 2015	50.00	25,700
Whole Foods Market Inc.	100	November 2014	40.00	11,350
Whole Foods Market Inc.	100	December 2014	40.00	14,600
Whole Foods Market Inc.	117	January 2015	40.00	20,183

Total Call Options Written (Premiums received $1,103,008)				$1,249,944

Put Options Written
Apache Corp.	70	January 2015	70.00	11,060
Cameron International Corp.	45	November 2014	67.50	37,350
Priceline Group Inc./The	7	January 2015	1,000.00	3,885
Verizon Communications Inc.	100	January 2015	46.00	3,300

Total Put Options Written (Premiums received $94,115)				$55,595

Total Value of Options Written (Premiums received $1,197,123)				$1,305,539

Dividend Income Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 97.2%

Consumer Discretionary - 8.1%
Home Depot Inc./The	4,300	$419,336
McDonald’sorp.	7,700	721,721
Omnicom Group Inc.	3,300	237,138
Time Warner Inc.	4,700	373,509

		1,751,704
Consumer Staples - 14.6%
Coca-Cola Co./The	9,400	393,672
Diageo PLC, ADR	2,800	330,316
General Mills Inc.	6,700	348,132
Nestle S.A., ADR	7,100	520,643
PepsiCo Inc.	6,200	596,254
Procter & Gamble Co./The	8,500	741,795
Wal-Mart Stores Inc.	2,800	213,556

		3,144,368
Energy - 11.1%
Chevron Corp.	6,800	815,660
ConocoPhillips	2,900	209,235
Exxon Mobil Corp.	7,400	715,654
National Oilwell Varco Inc.	2,550	185,232
Occidental Petroleum Corp.	2,300	204,539
Schlumberger Ltd.	2,500	246,650

		2,376,970
Financials - 15.6%
BB&T Corp.	8,800	333,344
M&T Bank Corp.	2,500	305,450
MetLife Inc.	6,700	363,408
Northern Trust Corp.	4,000	265,200
Travelers Cos. Inc./The	8,600	866,880
US Bancorp	13,700	583,620
Wells Fargo & Co.	11,900	631,771

		3,349,673
Health Care - 16.6%
Amgen Inc.	2,200	356,796
Baxter International Inc.	5,000	350,700
Johnson & Johnson	7,200	776,016
Medtronic Inc.	9,100	620,256
Merck & Co. Inc.	9,000	521,460
Novartis AG, ADR	2,600	240,994
Pfizer Inc.	23,700	709,815

		3,576,037
Industrials - 10.7%
3M Co.	2,300	353,671
Boeing Co./The	2,850	355,994
General Electric Co.	13,000	335,530
United Parcel Service Inc., Class B	5,750	603,232
United Technologies Corp.	3,800	406,600
Waste Management Inc.	5,100	249,339

		2,304,366
Information Technology - 14.2%
Accenture PLC, Class A	7,100	575,952
Automatic Data Processing Inc.	4,200	343,476
Intel Corp.	8,450	287,385
Linear Technology Corp.	6,400	274,176
Microsoft Corp.	16,000	751,200
Oracle Corp.	6,500	253,825
QUALCOMM Inc.	7,300	573,123

		3,059,137

Materials - 1.6%
Praxair Inc.	2,700	340,173

Telecommunication Service - 2.6%
Verizon Communications Inc.	11,100	557,775

Utilities - 2.1%
Duke Energy Corp.	5,500	451,825

Total Common Stocks
(Cost $16,242,381)		20,912,028

SHORT-TERM INVESTMENTS - 2.7%
State Street Institutional U.S. Government
Money Market Fund	577,906	577,906

Total Short-Term Investments
(Cost $577,906)		577,906

TOTAL INVESTMENTS - 99.9% (Cost $16,820,287**)		21,489,934
NET OTHER ASSETS AND LIABILITIES - 0.1%		28,301

TOTAL NET ASSETS - 100.0%		$21,518,235

**	Aggregate cost for Federal tax purposes was $16,826,515.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2014

Large Cap Value Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 97.8%

Consumer Discretionary - 7.5%
Gannett Co. Inc.	22,500	$708,750
Liberty Global PLC*	18,000	800,460
McDonald’s Corp.	16,500	1,546,545
Time Warner Inc.	79,000	6,278,130
Twenty-First Century Fox Inc., Class A	175,000	6,034,000

		15,367,885
Consumer Staples - 9.5%
CVS Health Corp.	77,500	6,650,275
Procter & Gamble Co./The	94,500	8,247,015
Wal-Mart Stores Inc.	57,500	4,385,525

		19,282,815
Energy - 7.7%
Apache Corp.	30,000	2,316,000
Baker Hughes Inc.	11,000	582,560
Cameron International Corp.*	27,000	1,607,850
Exxon Mobil Corp.	56,500	5,464,115
National Oilwell Varco Inc.	23,000	1,670,720
Occidental Petroleum Corp.	46,500	4,135,245

		15,776,490
Financials - 27.9%

Capital Markets - 0.8%
Bank of New York Mellon Corp./The	41,000	1,587,520

Commercial Banks - 8.7%
BB&T Corp.	14,500	549,260
Citigroup Inc.	155,000	8,297,150
US Bancorp	82,500	3,514,500
Wells Fargo & Co.	103,000	5,468,270

		17,829,180
Diversified Financial Services - 3.2%
Berkshire Hathaway Inc., Class B*	46,000	6,447,360

Insurance - 12.0%
American International Group Inc.	159,500	8,544,415
Markel Corp.*	9,100	6,287,099
MetLife Inc.	89,000	4,827,360
Travelers Cos. Inc./The	48,500	4,888,800

		24,547,674
Real Estate Management & Development - 3.2%
Brookfield Asset Management Inc., Class A	132,000	6,464,040

		56,875,774
Health Care - 16.6%
Express Scripts Holding Co.*	90,000	6,913,800
Johnson & Johnson	51,000	5,496,780
Medtronic Inc.	75,000	5,112,000
Merck & Co. Inc.	37,000	2,143,780
Pfizer Inc.	218,000	6,529,100
UnitedHealth Group Inc.	80,000	7,600,800

		33,796,260
Industrials - 10.9%
Boeing Co./The	25,000	3,122,750
Danaher Corp.	59,000	4,743,600
FedEx Corp.	28,000	4,687,200
General Electric Co.	114,000	2,942,340
Rockwell Collins Inc.	78,000	6,563,700
United Technologies Corp.	2,000	214,000

		22,273,590
Information Technology - 10.2%
EMC Corp.	221,000	6,349,330
Microsoft Corp.	147,000	6,901,650
Oracle Corp.	135,500	5,291,275
QUALCOMM Inc.	26,000	2,041,260
Seagate Technology PLC	4,500	282,735

		20,866,250
Materials - 1.3%
Crown Holdings Inc.*	43,500	2,084,955
Freeport-McMoRan Inc.	16,000	456,000

		2,540,955
Telecommunication Service - 2.3%
Verizon Communications Inc.	94,000	4,723,500

Utilities - 3.9%
Duke Energy Corp.	95,500	7,845,325

Total Common Stocks
(Cost $159,904,999)		199,348,844

SHORT-TERM INVESTMENTS - 1.0%
State Street Institutional U.S. Government
Money Market Fund	2,017,279	2,017,279

Total Short-Term Investments
(Cost $2,017,279)		2,017,279

TOTAL INVESTMENTS - 98.8% (Cost $161,922,278**)		201,366,123
NET OTHER ASSETS AND LIABILITIES - 1.2%		2,451,599

TOTAL NET ASSETS - 100.0%		$203,817,722

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $162,230,456.
PLC	Public Limited Company.

Investors Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 91.2%

Consumer Discretionary - 17.1%
Advance Auto Parts Inc.	27,166	$3,992,315
CarMax Inc.*	85,715	4,792,326
Discovery Communications Inc., Class C*	151,680	5,307,283
McDonald’s Corp.	42,488	3,982,400
Nordstrom Inc.	72,240	5,245,347
TJX Cos. Inc./The	101,060	6,399,119

		29,718,790
Consumer Staples - 9.6%
Costco Wholesale Corp.	26,228	3,498,028
Diageo PLC, ADR	59,054	6,966,601
Nestle S.A., ADR	85,849	6,295,307

		16,759,936
Energy - 4.2%
Apache Corp.	57,890	4,469,108
Schlumberger Ltd.	28,595	2,821,183

		7,290,291
Financials - 21.3%
Berkshire Hathaway Inc., Class B*	46,748	6,552,200
Brookfield Asset Management Inc.,
Class A	121,850	5,966,994
Brown & Brown Inc.	110,834	3,531,171
M&T Bank Corp.	31,092	3,798,821
Markel Corp.*	8,704	6,013,507
Progressive Corp./The	213,215	5,631,008
US Bancorp	126,334	5,381,828

		36,875,529

Health Care - 6.9%
Baxter International Inc.	37,645	2,640,420
Johnson & Johnson	48,683	5,247,054
Varian Medical Systems Inc.*	47,797	4,020,684

		11,908,158
Industrials - 17.6%
Copart Inc.*	187,185	6,259,466
Danaher Corp.	81,329	6,538,852
Jacobs Engineering Group Inc.*	135,100	6,410,495
PACCAR Inc.	95,215	6,219,444
Rockwell Collins Inc.	59,989	5,048,074

		30,476,331
Information Technology - 14.5%
Accenture PLC, Class A	85,622	6,945,657
Oracle Corp.	152,500	5,955,125
QUALCOMM Inc.	42,759	3,357,009
TE Connectivity Ltd.	65,745	4,018,992
Visa Inc., Class A	20,091	4,850,570

		25,127,353

Total Common Stocks
(Cost $130,800,111)		158,156,388

SHORT-TERM INVESTMENTS - 6.4%
State Street Institutional U.S.
Government Money Market Fund	11,056,617	11,056,617

Total Short-Term Investments
(Cost $11,056,617)		11,056,617

TOTAL INVESTMENTS - 97.6% (Cost $141,856,728**)		169,213,005
NET OTHER ASSETS AND LIABILITIES - 2.4%		4,145,795

TOTAL NET ASSETS - 100.0%		$173,358,800

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $141,955,841.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2014

Large Cap Growth Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 92.4%

Consumer Discretionary - 22.0%
Amazon.com Inc.*	7,606	$2,323,329
CBS Corp., Class B	72,890	3,952,096
DIRECTV*	26,350	2,286,917
Discovery Communications Inc., Class C*	77,359	2,706,791
Home Depot Inc./The	31,355	3,057,740
Liberty Global PLC*	61,345	2,728,012
McDonald’s Corp.	37,400	3,505,502
Nordstrom Inc.	37,545	2,726,142
Omnicom Group Inc.	41,447	2,978,381
Priceline Group Inc./The*	3,390	4,089,052
Ross Stores Inc.	31,965	2,580,215
Starbucks Corp.	42,050	3,177,298
TJX Cos. Inc./The	53,665	3,398,068
Walt Disney Co./The	19,000	1,736,220

		41,245,763
Consumer Staples - 7.1%
Costco Wholesale Corp.	27,282	3,638,600
CVS Health Corp.	30,761	2,639,602
Diageo PLC, ADR	19,603	2,312,566
Nestle S.A., ADR	43,140	3,163,456
PepsiCo Inc.	16,445	1,581,516

		13,335,740
Energy - 5.0%
Apache Corp.	33,280	2,569,216
Occidental Petroleum Corp.	33,210	2,953,365
Schlumberger Ltd.	38,980	3,845,767

		9,368,348
Financials - 3.2%
Brookfield Asset Management Inc.,
Class A	38,428	1,881,819
T. Rowe Price Group Inc.	48,990	4,021,589

		5,903,408
Health Care - 13.6%
Amgen Inc.	26,555	4,306,690
Baxter International Inc.	25,050	1,757,007
Biogen Idec Inc.*	9,025	2,897,747
Celgene Corp.*	28,918	3,096,829
Express Scripts Holding Co.*	38,475	2,955,649
Gilead Sciences Inc.*	34,775	3,894,800
Johnson & Johnson	21,800	2,349,604
UnitedHealth Group Inc.	25,630	2,435,106
Varian Medical Systems Inc.*	21,325	1,793,859

		25,487,291
Industrials - 13.8%
3M Co.	13,315	2,047,447
Boeing Co./The	34,230	4,275,669
Danaher Corp.	38,950	3,131,580
PACCAR Inc.	45,575	2,976,959
Rockwell Collins Inc.	45,145	3,798,952
United Parcel Service Inc., Class B	35,138	3,686,328
United Technologies Corp.	26,110	2,793,770
W.W. Grainger Inc.	12,500	3,085,000

		25,795,705
Information Technology - 25.7%
Communications Equipment - 3.4%
QUALCOMM Inc.	81,845	6,425,651

Computers & Peripherals - 4.2%
Apple Inc.	73,000	7,884,000

Electronic Equipment, Instruments &
Components - 1.3%
TE Connectivity Ltd.	39,340	2,404,854

Internet Software & Services - 4.9%
eBay Inc.*	64,378	3,379,845
Google Inc., Class C*	10,280	5,747,342

		9,127,187
IT Services - 3.4%
Accenture PLC, Class A	49,982	4,054,540
Visa Inc., Class A	9,595	2,316,521

		6,371,061
Semiconductors & Semiconductor
Equipment - 1.5%
Linear Technology Corp.	64,805	2,776,246

Software - 7.0%
Microsoft Corp.	145,885	6,849,301
Oracle Corp.	158,120	6,174,586

		13,023,887

		48,012,886
Telecommunication Service - 2.0%
Verizon Communications Inc.	74,135	3,725,284

Total Common Stocks
(Cost $128,663,564)		172,874,425
SHORT-TERM INVESTMENTS - 6.8%
State Street Institutional U.S.
Government Money Market Fund	12,794,774	12,794,774

Total Short-Term Investments
(Cost $12,794,774)		12,794,774

TOTAL INVESTMENTS - 99.2% (Cost $141,458,338**)		185,669,199
NET OTHER ASSETS AND LIABILITIES - 0.8%		1,533,351

TOTAL NET ASSETS - 100.0%		$187,202,550

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $141,519,596.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

Mid Cap Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 91.1%
Consumer Discretionary - 24.5%
Advance Auto Parts Inc.	69,694	$10,242,230
CarMax Inc.*	159,415	8,912,893
Discovery Communications Inc., Class C*	227,647	7,965,368
Liberty Global PLC*	244,065	10,853,571
Omnicom Group Inc.	107,081	7,694,841
Ross Stores Inc.	194,457	15,696,569
Sally Beauty Holdings Inc.*	334,168	9,794,464

		71,159,936
Consumer Staples - 0.9%
Brown-Forman Corp., Class B	28,956	2,683,353

Energy - 4.5%
Cameron International Corp.*	83,545	4,975,105
World Fuel Services Corp.	196,964	8,122,795

		13,097,900
Financials - 23.1%
Arch Capital Group Ltd.*	99,467	5,601,981
Brookfield Asset Management Inc.,
Class A	255,630	12,518,201
Brown & Brown Inc.	354,806	11,304,119
Glacier Bancorp Inc.	223,898	6,423,634
M&T Bank Corp.	55,082	6,729,919
Markel Corp.*	23,190	16,021,739
WR Berkley Corp.	165,443	8,526,932

		67,126,525
Health Care - 12.4%
DaVita HealthCare Partners Inc.*	113,467	8,858,369
DENTSPLY International Inc.	187,478	9,518,258
Laboratory Corp. of America Holdings*	86,565	9,460,689
Perrigo Co. PLC	50,029	8,077,182

		35,914,498
Industrials - 18.1%
Copart Inc.*	324,648	10,856,229
Expeditors International of
Washington Inc.	160,780	6,858,875
Fastenal Co.	130,640	5,753,386
Generac Holdings Inc.*	132,180	5,993,041
Jacobs Engineering Group Inc.*	145,797	6,918,068
TransDigm Group Inc.	40,445	7,564,428
Wesco Aircraft Holdings Inc.*	487,746	8,657,491

		52,601,518
Information Technology - 4.4%
Amphenol Corp., Class A	118,528	5,995,146
CDW Corp.	215,739	6,653,391

		12,648,537
Materials - 3.2%
Crown Holdings Inc.*	196,908	9,437,800

Total Common Stocks
(Cost $186,849,108)		264,670,067
SHORT-TERM INVESTMENTS - 8.9%
State Street Institutional U.S.
Government Money Market Fund	25,916,511	25,916,511

Total Short-Term Investments
(Cost $25,916,511)		25,916,511

TOTAL INVESTMENTS -100.0% (Cost $212,765,619**)		290,586,578
NET OTHER ASSETS AND LIABILITIES - 0.0%		64,032

TOTAL NET ASSETS - 100.0%		$290,650,610

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $212,877,546.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

39

Madison Funds | October 31, 2014

Small Cap Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 96.6%
Consumer Discretionary - 8.8%
Ascena Retail Group Inc.*	67,920	$845,604
Cato Corp./The, Class A	37,359	1,332,595
Fred’s Inc., Class A	58,810	923,317
Helen of Troy Ltd.*	28,940	1,789,939
Stage Stores Inc.	44,670	753,583

		5,645,038
Consumer Staples - 3.8%
C&C Group PLC	10,311	45,922
Casey’s General Stores Inc.	11,600	949,692
Cranswick PLC (A)	32,695	737,875
Post Holdings Inc.*	18,460	692,250

		2,425,739
Energy - 5.4%
Dorian LPG Ltd.*	26,110	374,156
Era Group Inc.*	24,850	581,242
RSP Permian Inc.*	26,500	648,455
Scorpio Tankers Inc.	124,800	1,089,504
SEACOR Holdings Inc.*	9,590	790,695

		3,484,052
Financials - 20.2%
AMERISAFE Inc.	11,890	495,813
DiamondRock Hospitality Co., REIT	52,284	750,275
Education Realty Trust Inc., REIT	61,900	696,994
First Busey Corp.	45,478	284,237
First Midwest Bancorp Inc.	64,230	1,078,422
First Niagara Financial Group Inc.	64,710	484,678
Flushing Financial Corp.	32,360	651,730
Hancock Holding Co.	20,770	730,896
International Bancshares Corp.	48,830	1,385,307
MB Financial Inc.	27,750	875,512
Northwest Bancshares Inc.	73,170	938,771
Platinum Underwriters Holdings Ltd.	10,620	665,131
Primerica Inc.	23,580	1,206,117
Solar Capital Ltd.	28,840	536,136
Summit Hotel Properties Inc., REIT	58,940	686,062
Webster Financial Corp.	42,900	1,344,486
Westamerica Bancorporation	4,790	236,339

		13,046,906
Health Care - 13.0%
Allscripts Healthcare Solutions Inc.*	52,590	721,535
Amsurg Corp.*	13,840	747,498
Charles River Laboratories International Inc.*	24,780	1,565,105
Corvel Corp.*	9,300	320,106
Haemonetics Corp.*	20,370	768,356
ICON PLC*	13,000	683,930
ICU Medical Inc.*	17,320	1,227,988
Integra LifeSciences Holdings Corp.*	4,100	209,551
MedAssets Inc.*	26,000	563,160
Phibro Animal Health Corp., Class A	21,300	552,096
STERIS Corp.	16,280	1,006,104

		8,365,429
Industrials - 22.8%
ACCO Brands Corp.*	103,360	850,653
Albany International Corp., Class A	31,980	1,208,204
Atlas Air Worldwide Holdings Inc.*	6,100	225,212
Cubic Corp.	25,020	1,206,965
ESCO Technologies Inc.	23,850	906,777
FTI Consulting Inc.*	17,700	714,726
G&K Services Inc., Class A	22,750	1,434,843
GATX Corp.	21,200	1,344,080
Luxfer Holdings PLC, ADR	26,500	422,145
Matthews International Corp., Class A	25,600	1,179,648
Mueller Industries Inc.	53,520	1,737,259
SP Plus Corp.*	43,090	940,224
Steelcase Inc., Class A	31,900	565,268
United Stationers Inc.	31,560	1,318,261
UTi Worldwide Inc.*	58,800	642,684

		14,696,949
Information Technology - 11.9%
Belden Inc.	30,252	2,153,640
Coherent Inc.*	9,820	639,773
Diebold Inc.	27,260	965,822
Forrester Research Inc.	24,870	1,001,764
MAXIMUS Inc.	11,990	581,035
Micrel Inc.	45,505	552,431
MTS Systems Corp.	3,190	210,572
ScanSource Inc.*	26,690	1,019,024
Verint Systems Inc.*	5,880	338,041
Zebra Technologies Corp., Class A*	3,240	238,950

		7,701,052
Materials - 7.8%
Deltic Timber Corp.	13,550	881,969
Greif Inc., Class A	17,280	761,357
Innospec Inc.	17,750	716,568
Koppers Holdings Inc.	22,040	870,139
Sensient Technologies Corp.	18,140	1,073,525
Zep Inc.	46,830	752,090

		5,055,648
Utilities - 2.9%
Laclede Group Inc./The	13,590	689,965
New Jersey Resources Corp.	8,790	514,039
WGL Holdings Inc.	13,850	650,950

		1,854,954

Total Common Stocks
(Cost $51,572,596)		62,275,767

SHORT-TERM INVESTMENTS - 7.3%
State Street Institutional U.S. Government
Money Market Fund	4,705,503	4,705,503

Total Short-Term Investments
(Cost $4,705,503)		4,705,503

TOTAL INVESTMENTS - 103.9% (Cost $56,278,099**)		66,981,270
NET OTHER ASSETS AND LIABILITIES - (3.9%)		(2,541,330)

TOTAL NET ASSETS - 100.0%		$64,439,940

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $56,482,888.
(A)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).
ADR	Public Limited Company.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

40

Madison Funds | October 31, 2014

NorthRoad International Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 97.9%

Australia - 2.3%
BHP Billiton Ltd., ADR	17,291	$1,027,777

Brazil - 3.1%
Estacio Participacoes S.A.	63,920	740,346
Petroleo Brasileiro S.A., ADR	57,529	673,090

		1,413,436
France - 14.8%
AXA S.A., ADR	40,362	936,802
LVMH Moet Hennessy Louis Vuitton S.A. (A)	6,305	1,072,033
Sanofi, ADR	24,925	1,152,532
Schneider Electric SE, ADR	85,370	1,340,309
Technip S.A. (A)	13,080	948,726
Total S.A., ADR	21,071	1,261,942

		6,712,344
Germany - 2.6%
SAP SE, ADR	17,348	1,181,919

Ireland - 2.0%
CRH PLC, ADR	41,211	923,539

Israel - 2.3%
Teva Pharmaceutical Industries Ltd., ADR	18,339	1,035,603

Japan - 11.5%
Canon Inc., ADR	30,285	939,441
Makita Corp. (A)	18,000	1,054,564
Mitsubishi UFJ Financial Group Inc., ADR	190,941	1,122,733
Secom Co. Ltd., ADR	69,770	1,078,644
Seven & I Holdings Co. Ltd. (A)	25,730	1,015,974

		5,211,356
Netherlands - 7.2%
Akzo Nobel N.V., ADR	39,961	883,138
ING Groep N.V.* (A)	73,305	1,053,382
Royal Dutch Shell PLC, ADR	18,929	1,358,913

		3,295,433
Singapore - 2.0%
DBS Group Holdings Ltd. (A)	62,830	907,936

South Korea - 2.3%
Samsung Electronics Co. Ltd. (A)	921	1,066,940

Sweden - 2.1%
Telefonaktiebolaget LM Ericsson, ADR	80,886	957,690

Switzerland - 19.5%
ABB Ltd., ADR*	42,360	929,378
Credit Suisse Group AG, ADR*	33,548	893,719
Givaudan S.A., ADR	30,331	1,009,112
Nestle S.A., ADR	15,264	1,119,309
Novartis AG, ADR	17,450	1,617,440
Roche Holding AG, ADR	30,175	1,110,742
Syngenta AG, ADR	18,876	1,170,312
TE Connectivity Ltd.	16,205	990,612

		8,840,624
United Kingdom - 26.2%
Barclays PLC (A)	269,830	1,034,300
Berendsen PLC (A)	73,840	1,194,718
Compass Group PLC, ADR	61,961	995,094
Diageo PLC, ADR	16,627	1,961,487
GlaxoSmithKline PLC, ADR	20,269	922,037
HSBC Holdings PLC, ADR	18,448	941,217
Imperial Tobacco Group PLC, ADR	11,255	980,535
Reed Elsevier PLC, ADR	14,849	976,173
Standard Chartered PLC (A)	61,768	929,741
Tesco PLC, ADR	79,001	655,708
WPP PLC, ADR	13,235	1,291,604

		11,882,614

TOTAL INVESTMENTS - 97.9% (Cost $43,087,441**)		44,457,211

NET OTHER ASSETS AND LIABILITIES - 2.1%		968,094

TOTAL NET ASSETS - 100.0%		$45,425,305

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $43,153,538.
(A)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).
ADR	American Depositary Receipt.
PLC	Public Limited Company.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 10/31/14
Consumer Discretionary	11.2%	Industrials	12.3%
Consumer Staples	12.6%	Information Technology	11.3%
Energy	9.4%	Materials	11.0%
Financials	17.2%	Net Other Assets
Health Care	12.9%	and Liabilities	2.1%

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2014

International Stock Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 96.2%

Australia - 2.0%
Ansell Ltd. (A)	15,699	$275,804
Caltex Australia Ltd. (A)	14,258	391,032

		666,836
Austria - 0.8%
UNIQA Insurance Group AG (A)	23,493	262,067

Belgium - 2.7%
Anheuser-Busch InBev N.V. (A)	7,984	884,813

Brazil - 0.8%
Estacio Participacoes S.A.	23,900	276,819

Canada - 2.6%
MacDonald Dettwiler & Associates Ltd.	5,500	419,387
Rogers Communications Inc., Class B	11,800	443,710

		863,097
Denmark - 0.8%
Carlsberg AS, Class B (A)	3,045	268,158

Finland - 1.8%
Sampo Oyj, Class A (A)	12,696	608,225

France - 5.3%
BNP Paribas S.A. (A)	8,443	532,410
Cap Gemini S.A. (A)	6,989	460,357
Sanofi (A)	3,450	319,565
Valeo S.A. (A)	3,910	439,471

		1,751,803
Germany - 3.8%
Bayer AG (A)	6,821	970,183
Bayerische Motoren Werke AG (A)	2,604	278,604

		1,248,787
Greece - 0.7%
Piraeus Bank S.A.* (A)	161,243	234,746

Ireland - 3.4%
James Hardie Industries PLC (A)	24,880	273,252
Ryanair Holdings PLC, ADR*	6,400	355,456
Shire PLC (A)	7,270	483,975

		1,112,683
Israel - 2.8%
Teva Pharmaceutical Industries Ltd., ADR	16,600	937,402

Italy - 2.7%
Atlantia SpA (A)	19,908	468,653
Eni SpA (A)	19,132	407,461

		876,114
Japan - 20.9%
AEON Financial Service Co. Ltd. (A)	9,100	194,861
Asics Corp. (A)	9,990	230,429
Daikin Industries Ltd. (A)	11,000	692,575
Daiwa House Industry Co. Ltd. (A)	36,000	693,776
Don Quijote Holdings Co. Ltd. (A)	10,200	615,856
Japan Tobacco Inc. (A)	21,000	727,583
KDDI Corp. (A)	13,700	882,601
LIXIL Group Corp. (A)	12,900	284,732
Makita Corp. (A)	5,100	298,793
Seven & I Holdings Co. Ltd. (A)	12,900	509,369
Softbank Corp. (A)	9,200	681,709
Sumitomo Mitsui Financial Group Inc. (A)	18,600	756,096
United Arrows Ltd. (A)	8,300	314,585

		6,882,965
Luxembourg - 0.6%
RTL Group S.A. (A)	2,073	193,783

Netherlands - 5.8%
Airbus Group N.V. (A)	7,454	446,239
NXP Semiconductor N.V.* (A)	5,534	380,514
Royal Dutch Shell PLC, Class A (A)	29,855	1,069,063

		1,895,816
Norway - 0.3%
Petroleum Geo-Services ASA (A)	19,560	96,957

Philippines - 1.6%
Alliance Global Group Inc. (A)	926,800	530,433

Spain - 3.7%
International Consolidated Airlines Group
S.A.* (A)	81,758	536,513
Mediaset Espana Comunicacion S.A.* (A)	28,462	357,061
Red Electrica Corp. S.A. (A)	3,831	334,849

		1,228,423
Sweden - 3.9%
Assa Abloy AB, Class B (A)	10,602	563,835
Swedbank AB, Class A (A)	27,202	719,430

		1,283,265
Switzerland - 7.7%
GAM Holding AG* (A)	13,342	227,709
Glencore PLC* (A)	103,525	530,798
Novartis AG (A)	15,765	1,462,109
Swatch Group AG/The (A)	707	335,181

		2,555,797
Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co.
Ltd., ADR	16,200	356,724

Thailand - 0.8%
Krung Thai Bank PCL	375,700	268,769

United Kingdom - 19.6%
Anglo American PLC (A)	10,363	218,626
British American Tobacco PLC (A)	13,073	742,509
Direct Line Insurance Group PLC (A)	79,828	352,869
Informa PLC (A)	62,494	481,528
Lloyds Banking Group PLC* (A)	684,485	845,807
Provident Financial PLC (A)	6,612	224,818
Prudential PLC (A)	39,614	915,431
Reed Elsevier PLC (A)	36,775	604,889
Rexam PLC (A)	85,400	650,815
Rolls-Royce Holdings PLC* (A)	18,934	255,810
Taylor Wimpey PLC (A)	260,255	493,593
Unilever PLC (A)	9,262	372,718
William Hill PLC (A)	53,936	311,360

		6,470,773

Total Common Stocks
(Cost $26,258,505)		31,755,255
PREFERRED STOCK - 0.0%
United Kingdom - 0.0%
Rolls-Royce Holdings PLC*	1,806,660	2,890

Total Preferred Stocks
(Cost $2,900)		2,890
SHORT-TERM INVESTMENTS - 1.5%
State Street Institutional U.S. Government
Money Market Fund	484,802	484,802

Total Short-Term Investments
(Cost $484,802)		484,802

TOTAL INVESTMENTS - 97.7% (Cost $26,746,207**)		32,242,947

NET OTHER ASSETS AND LIABILITIES - 2.3%		767,968

TOTAL NET ASSETS - 100.0%		$33,010,915

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $27,088,310.
(A)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).
ADR	American Depositary Receipt.
PLC	Public Limited Company.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 10/31/14
Consumer Discretionary	14.9%	Materials	5.1%
Consumer Staples	10.6%	Money Market Funds	1.5%
Energy	6.0%	Telecommunication
Financials	20.7%	Services	6.1%
Health Care	13.5%	Utilities	1.0%
Industrials	14.7%	Net Other Assets
Information Technology	3.6%	and Liabilities	2.3%

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2014

Hansberger International Growth Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 98.7%
Australia - 2.0%
BHP Billiton Ltd. (A)	103,421	$3,086,867

Brazil - 1.1%
Itau Unibanco Holding S.A., ADR	112,698	1,663,422

Canada - 4.4%
Bank of Nova Scotia/The	29,704	1,820,855
Cameco Corp.	124,011	2,155,311
Manulife Financial Corp.	158,111	2,999,366

		6,975,532
China - 8.5%
Agile Property Holdings Ltd. (A)	2,243,743	1,271,349
China Longyuan Power Group Corp. (A)	2,879,278	3,075,696
Hengan International Group Co. Ltd. (A)	159,947	1,699,191
Ping An Insurance Group Co. of
China Ltd. (A)	578,501	4,737,689
Tencent Holdings Ltd. (A)	157,019	2,499,914

		13,283,839
Denmark - 1.5%
Novo Nordisk AS (A)	50,359	2,275,985

France - 2.8%
Christian Dior S.A. (A)	13,871	2,458,392
Technip S.A. (A)	27,550	1,998,272

		4,456,664
Germany - 7.6%
Aixtron SE* (A)	128,371	1,563,865
Bayer AG (A)	16,954	2,411,447
Fresenius SE & Co. KGaA (A)	57,628	2,966,436
Hugo Boss AG (A)	12,467	1,654,600
KUKA AG (A)	28,540	1,795,547
Siemens AG (A)	13,988	1,576,817

		11,968,712
Hong Kong - 4.4%
AIA Group Ltd. (A)	480,310	2,679,881
China Unicom Hong Kong Ltd. (A)	2,856,492	4,261,174

		6,941,055
India - 5.4%
Dr Reddy’s Laboratories Ltd., ADR	48,853	2,554,523
HDFC Bank Ltd., ADR	71,362	3,741,510
Vedanta Resources PLC (A)	169,578	2,235,784

		8,531,817
Ireland - 1.2%
Kingspan Group PLC (A)	120,902	1,889,733

Israel - 1.2%
NICE-Systems Ltd., ADR	47,220	1,920,910

Italy - 1.0%
Prada SpA (A)	252,963	1,573,078

Japan - 15.1%
CyberAgent Inc. (A)	56,022	2,176,837
Komatsu Ltd. (A)	129,814	3,119,262
Nidec Corp. (A)	57,782	3,796,952
Nomura Holdings Inc. (A)	387,992	2,432,910
Rakuten Inc. (A)	169,644	1,939,729
Seven & I Holdings Co. Ltd. (A)	44,545	1,758,903
Softbank Corp. (A)	48,418	3,587,714
Suntory Beverage & Food Ltd. (A)	45,530	1,640,854
Toyota Motor Corp. (A)	53,009	3,188,819

		23,641,980
Mexico - 1.2%
Grupo Mexico S.A.B. de C.V.	541,846	1,865,000

Netherlands - 4.3%
ASML Holding N.V.	44,578	4,443,535
Gemalto N.V.	30,738	2,351,116

		6,794,651
Norway - 1.3%
Telenor ASA (A)	87,370	1,963,432

Singapore - 2.8%
DBS Group Holdings Ltd. (A)	152,787	2,207,876
Global Logistic Properties Ltd. (A)	1,048,706	2,249,595

		4,457,471
South Korea - 4.0%
Hyundai Motor Co. (A)	14,936	2,382,121
LG Household & Health Care Ltd. (A)	3,520	2,055,029
Samsung Electronics Co. Ltd., GDR	3,066	1,762,950

		6,200,100
Spain - 1.0%
Grifols S.A. (A)	38,654	1,574,810

Sweden - 1.3%
Elekta AB, Class B shares (A)	191,714	1,958,827

Switzerland - 8.2%
Cie Financiere Richemont S.A. (A)	26,790	2,257,238
Credit Suisse Group AG* (A)	109,750	2,923,392
Holcim Ltd.* (A)	30,954	2,194,911
Nestle S.A. (A)	22,272	1,630,549
Partners Group Holding AG (A)	7,875	2,095,265
Roche Holding AG (A)	5,936	1,753,236

		12,854,591
United Kingdom - 18.4%
Aberdeen Asset Management PLC (A)	281,220	1,954,630
AMEC PLC (A)	109,301	1,822,169
ARM Holdings PLC (A)	151,665	2,147,443
BG Group PLC (A)	179,981	2,999,479
Carnival PLC (A)	56,411	2,249,356
Diageo PLC (A)	79,499	2,339,856
HSBC Holdings PLC, ADR	41,868	2,136,105
ITV PLC (A)	693,690	2,256,844
Michael Page International PLC (A)	425,649	2,651,462
Prudential PLC (A)	124,799	2,883,951
Rolls-Royce Holdings PLC (A)	106,555	1,439,623
SABMiller PLC (A)	35,234	1,990,029
Standard Chartered PLC (A)	130,452	1,963,582

		28,834,529

Total Common Stocks (Cost $143,961,681)		154,713,005
PREFERRED STOCK - 0.0%
United Kingdom - 0.0%
Rolls-Royce Holdings PLC*	9,871,110	15,791

Total Preferred Stocks
(Cost $15,844)		15,791
RIGHT - 0.0%
China - 0.0%
Agile Property Holdings Ltd.*	288,690	19,357

Total Rights (Cost $0)		19,357
SHORT-TERM INVESTMENTS - 1.2%
United States - 1.2%
State Street Institutional U.S. Government
Money Market Fund	1,933,724	1,933,724

Total Short-Term Investments
(Cost $1,933,724)		1,933,724

TOTAL INVESTMENTS - 99.9% (Cost $145,911,249**)		156,681,877

NET OTHER ASSETS AND LIABILITIES - 0.1%		98,670

TOTAL NET ASSETS - 100.0%		$156,780,547

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $151,074,562.
(A)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

Target Retirement 2020 Fund Portfolio of Investments

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.9%
Bond Funds - 57.2%
Baird Aggregate Bond Fund Institutional
Shares	400,707	$4,315,617
iShares 20+ Year Treasury Bond ETF	5,152	614,376
iShares 3-7 Year Treasury Bond ETF	125,999	15,415,978
iShares 7-10 Year Treasury Bond ETF	49,855	5,235,772
iShares TIPS Bond Fund ETF	5,453	616,625
Metropolitan West Total Return Bond
Fund Class I	397,024	4,319,625
Vanguard Total Bond Market ETF	59,827	4,927,352

		35,445,345
Foreign Stock Funds - 4.5%
iShares Global Energy ETF	4,480	187,309
iShares MSCI United Kingdom ETF	32,806	623,642
SPDR S&P China ETF	1,563	124,399
Vanguard FTSE All-World ex-U.S. ETF	38,053	1,877,535

		2,812,885
Money Market Funds - 2.0%
State Street Institutional U.S. Government
Money Market Fund	1,234,138	1,234,138

Stock Funds - 36.2%
iShares Core S&P Mid-Cap ETF	17,620	2,494,640
PowerShares Buyback Achievers
Portfolio ETF	54,210	2,493,118
Schwab Fundamental U.S. Large Company
Index Fund Institutional Shares	80,665	1,255,151
Schwab U.S. Dividend Equity ETF	31,707	1,246,719
SPDR Gold Shares*	5,351	602,844
SPDR S&P 500 ETF Trust	61,768	12,456,135
Vanguard Growth ETF	6,073	623,454
Vanguard Health Care ETF	5,014	620,382
Vanguard Information Technology ETF	6,154	627,646

		22,420,089

TOTAL INVESTMENTS - 99.9% (Cost $56,626,041**)		61,912,457

NET OTHER ASSETS AND LIABILITIES - 0.1%		51,893

TOTAL NET ASSETS - 100.0%		$61,964,350

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $57,186,022.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2014

Target Retirement 2030 Fund Portfolio of Investments

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.9%
Bond Funds - 37.2%
Baird Aggregate Bond Fund
Institutional Shares	343,433	$3,698,771
iShares 20+ Year Treasury Bond ETF	6,869	819,128
iShares 3-7 Year Treasury Bond ETF	94,071	11,509,587
iShares 7-10 Year Treasury Bond ETF	58,648	6,159,213
Metropolitan West Total Return Bond
Fund Class I	340,276	3,702,206
Vanguard Total Bond Market ETF	59,822	4,926,940

		30,815,845
Foreign Stock Funds - 7.3%
iShares Global Energy ETF	7,963	332,933
iShares MSCI United Kingdom ETF	65,593	1,246,923
SPDR S&P China ETF	6,253	497,676
Vanguard FTSE All-World ex-U.S. ETF	67,643	3,337,505
WisdomTree India Earnings Fund ETF	7,218	167,602
WisdomTree Japan Hedged Equity Fund
ETF	8,118	436,911

		6,019,550
Money Market Funds - 2.0%
State Street Institutional U.S. Government
Money Market Fund	1,657,695	1,657,695

Stock Funds - 53.4%
iShares Core S&P Mid-Cap ETF	29,364	4,157,355
iShares S&P Mid-Cap 400 Value ETF	2,658	333,101
PowerShares Buyback Achievers Portfolio
ETF	90,342	4,154,829
PowerShares FTSE RAFI U.S. 1500 Small-
Mid Portfolio	3,364	333,372
Schwab Fundamental U.S. Large Company
Index Fund Institutional Shares	161,315	2,510,062
Schwab U.S. Dividend Equity ETF	63,408	2,493,203
SPDR Gold Shares*	7,134	803,716
SPDR S&P 500 ETF Trust	127,642	25,740,286
Vanguard Growth ETF	16,194	1,662,476
Vanguard Health Care ETF	6,685	827,135
Vanguard Information Technology ETF	12,306	1,255,089

		44,270,624

TOTAL INVESTMENTS - 99.9% (Cost $72,757,041**)		82,763,714

NET OTHER ASSETS AND LIABILITIES - 0.1%		88,463

TOTAL NET ASSETS - 100.0%		$82,852,177

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $73,480,788.
PLC	Public Limited Company.

Target Retirement 2040 Fund Portfolio of Investments

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.9%
Bond Funds - 27.2%
Baird Aggregate Bond Fund Institutional
Shares	108,348	$1,166,905
iShares 20+ Year Treasury Bond ETF	4,876	581,463
iShares 3-7 Year Treasury Bond ETF	57,236	7,002,824
iShares 7-10 Year Treasury Bond ETF	36,080	3,789,122
Metropolitan West Total Return Bond
Fund Class I	107,352	1,167,989
Vanguard Total Bond Market ETF	28,309	2,331,529

		16,039,832
Foreign Stock Funds - 9.6%
iShares Global Energy ETF	7,066	295,429
iShares MSCI United Kingdom ETF	62,094	1,180,407
SPDR S&P China ETF	5,918	471,014
Vanguard FTSE All-World ex-U.S. ETF	60,020	2,961,387
WisdomTree India Earnings Fund ETF	5,116	118,794
WisdomTree Japan Hedged Equity Fund
ETF	11,525	620,275

		5,647,306
Money Market Funds - 2.0%
State Street Institutional U.S. Government
Money Market Fund	1,206,054	1,206,054

Stock Funds - 61.1%
iShares Core S&P Mid-Cap ETF	25,012	3,541,199
iShares S&P Mid-Cap 400 Value ETF	2,358	295,505
PowerShares Buyback Achievers Portfolio
ETF	76,954	3,539,114
PowerShares FTSE RAFI U.S. 1500 Small-
Mid Portfolio	2,985	295,813
Schwab Fundamental U.S. Large Company
Index Fund Institutional Shares	152,677	2,375,650
Schwab U.S. Dividend Equity ETF	60,012	2,359,672
SPDR Gold Shares*	5,064	570,510
SPDR S&P 500 ETF Trust	96,451	19,450,309
Vanguard Growth ETF	17,242	1,770,064
Vanguard Health Care ETF	4,745	587,099
Vanguard Information Technology ETF	11,648	1,187,979

		35,972,914

TOTAL INVESTMENTS - 99.9% (Cost $50,485,159**)		58,866,106

NET OTHER ASSETS AND LIABILITIES - 0.1%		36,468

TOTAL NET ASSETS - 100.0%		$58,902,574

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $51,121,005.
PLC	Public Limited Company.

Target Retirement 2050 Fund Portfolio of Investments

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 100.0%
Bond Funds - 17.3%
iShares 20+ Year Treasury Bond ETF	1,758	$209,642
iShares 3-7 Year Treasury Bond ETF	17,194	2,103,686
iShares 7-10 Year Treasury Bond ETF	11,005	1,155,745
Vanguard Total Bond Market ETF	2,551	210,100

		3,679,173
Foreign Stock Funds - 11.9%
iShares Global Energy ETF	3,057	127,813
iShares MSCI United Kingdom ETF	27,951	531,349
SPDR S&P China ETF	2,667	212,267
Vanguard FTSE All-World ex-U.S. ETF	25,963	1,281,014
WisdomTree India Earnings Fund ETF	1,868	43,375
WisdomTree Japan Hedged Equity
Fund ETF	6,232	335,406

		2,531,224
Money Market Funds - 2.1%
State Street Institutional U.S. Government
Money Market Fund	441,946	441,946

Stock Funds - 68.7%
iShares Core S&P Mid-Cap ETF	10,513	1,488,431
iShares S&P Mid-Cap 400 Value ETF	1,027	128,704
PowerShares Buyback Achievers Portfolio
ETF	32,364	1,488,420
PowerShares FTSE RAFI U.S. 1500 Small-
Mid Portfolio	1,291	127,938
Schwab Fundamental U.S. Large Company
Index Fund Institutional Shares	68,796	1,070,459
Schwab U.S. Dividend Equity ETF	27,042	1,063,291
SPDR Gold Shares*	1,825	205,605
SPDR S&P 500 ETF Trust	36,876	7,436,414
Vanguard Growth ETF	8,287	850,743
Vanguard Health Care ETF	1,711	211,702
Vanguard Information Technology ETF	5,248	535,244

		14,606,951

TOTAL INVESTMENTS - 100.0% (Cost $18,741,332**)		21,259,294

NET OTHER ASSETS AND LIABILITIES - 0.0%		6,270

TOTAL NET ASSETS - 100.0%		$21,265,564

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $18,903,975.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2014

Statements of Assets and Liabilities as of October 31, 2014

	Conservative	Moderate	Aggressive	Cash	Tax-Free	Tax-Free	Government	High Quality
	Allocation	Allocation	Allocation	Reserves	Virginia	National	Bond	Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Assets:
Investments:
Investments at cost
Unaffiliated issuers	$40,042,968	$78,436,250	$31,168,736	$20,996,615	$21,704,548	$26,591,987	$3,798,506	$116,049,782
Affiliated issuers[1]	30,761,279	55,516,027	21,195,467	–	–	–	–	–
Net unrealized appreciation
Unaffiliated issuers	1,432,806	3,820,052	2,269,018	–	882,612	1,467,263	48,307	1,236,306
Affiliated issuers[1]	2,692,882	12,054,777	6,455,979	–	–	–	–	–

Total investments at value	74,929,935	149,827,106	61,089,200	20,996,615	22,587,160	28,059,250	3,846,813	117,286,088
Cash	–	–	–	–	252,472	54,391	–	–
Receivables:
Investments sold	–	813,721	1,003,695	–	–	–	–	–
Fund shares sold	2,629	36,465	9,899	3,332	–	–	183	152,775
Dividends and interest	67,733	76,349	15,753	34,116	280,829	341,261	18,563	732,351
Due from Adviser	–	–	–	9,327	–	–	335	–

Total assets	75,000,297	150,753,641	62,118,547	21,043,390	23,120,461	28,454,902	3,865,894	118,171,214
Liabilities:
Payables:
Investments purchased	149,753	–	751,704	–	–	–	–	–
Fund shares repurchased	8,467	19,130	14,897	1,598	1,506	2,748	100	38,390
Advisory agreement fees	12,472	25,031	10,096	7,165	9,868	12,142	1,340	30,912
Service agreement fees	15,590	31,288	12,620	2,994	6,908	8,500	837	19,577
Distribution fees - Class B	7,182	20,747	8,077	296	–	–	–	–
Distribution fees - Class C	11,926	5,089	1,562	–	–	–	–	–
Shareholder servicing fees	15,580	31,272	12,616	–	–	–	–	–
Dividends	–	–	–	–	1,923	16,754	76	–

Total liabilities	220,970	132,557	811,572	12,053	20,205	40,144	2,353	88,879

Net Assets	$74,779,327	$150,621,084	$61,306,975	$21,031,337	$23,100,256	$28,414,758	$3,863,541	$118,082,335

Net Assets consist of:
Paid-in capital	$67,806,570	$127,877,361	$48,518,982	$21,031,359	$22,064,543	$26,726,481	$3,799,229	$116,625,680
Accumulated undistributed net investment income	67,553	422,762	196,252	–	2,515	3,117	170	101,812
Accumulated net realized gain (loss) on investments sold and foreign currency related transactions	2,779,516	6,446,132	3,866,744	(22)	150,586	217,897	15,835	118,537
Net unrealized appreciation of investments (including appreciation (depreciation) of foreign currency related transactions)	4,125,688	15,874,829	8,724,997	–	882,612	1,467,263	48,307	1,236,306

Net Assets	$74,779,327	$150,621,084	$61,306,975	$21,031,337	$23,100,256	$28,414,758	$3,863,541	$118,082,335

Class A Shares:
Net Assets	$44,438,274	$109,147,810	$45,697,244	$20,570,100
Shares of beneficial interest outstanding	3,983,774	8,897,257	3,567,204	20,570,112
Net Asset Value and redemption price per share	$11.15	$12.27	$12.81	$1.00
Sales charge of offering price[2]	0.68	0.75	0.78	–

Maximum offering price per share	$11.83	$13.02	$13.59	$1.00

Class B Shares:
Net Assets	$11,393,142	$33,235,439	$13,062,429	$461,237
Shares of beneficial interest outstanding	1,017,742	2,725,449	1,035,754	461,225
Net Asset Value and redemption price per share[3]	$11.19	$12.19	$12.61	$1.00

Class C Shares:
Net Assets	$18,947,911	$8,237,835	$2,547,302
Shares of beneficial interest outstanding	1,691,656	675,151	201,875
Net Asset Value and redemption price per share[3]	$11.20	$12.20	$12.62

Class Y Shares:
Net Assets					$23,100,256	$28,414,758	$3,863,541	$118,082,335
Shares of beneficial interest outstanding					1,973,714	2,564,332	365,322	10,694,185
Net Asset Value and redemption price per share[3]					$11.70	$11.08	$10.58	$11.04

[1]	See Note 11 for information on affiliated issuers.
[2]	Sales charge of offering price is 5.75% for the Conservative Allocation, Moderate Allocation, and Aggressive Allocation Funds.
[3]	If applicable, redemption price per share may be reduced by a contingent deferred sales charge.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2014

Statements of Assets and Liabilities as of October 31, 2014
					Covered Call &
	Core	Corporate	High	Diversified	Equity	Dividend	Large Cap
	Bond	Bond	Income	Income	Income	Income	Value	Investors
	Fund	Fund	Fund	Fund	Fund[1]	Fund	Fund	Fund

Assets:
Investments:
Investments at cost
Unaffiliated issuers	$217,139,853	$26,448,117	$30,367,883	$121,034,736	$62,047,420	$16,820,287	$161,922,278	$141,856,728
Net unrealized appreciation (depreciation)
Unaffiliated issuers	6,949,566	578,065	576,295	23,626,710	(967,357)	4,669,647	39,443,845	27,356,277

Total investments at value	224,089,419	27,026,182	30,944,178	144,661,446	61,080,063	21,489,934	201,366,123	169,213,005
Foreign currency (cost of $340 and $40,618, respectively)(Note 2)	–	–	–	–	–	–	–	–
Receivables:
Investments sold	–	–	–	934,946	149,397	271,579	3,282,006	4,203,452
Fund shares sold	87,833	–	188,918	33,008	316,284	–	51,034	74,262
Dividends and interest	1,731,985	247,507	507,558	678,560	39,762	22,698	154,370	117,135
Due from Adviser	–	–	–	–	–	2,636	–	21,190

Total assets	225,909,237	27,273,689	31,640,654	146,307,960	61,585,506	21,786,847	204,853,533	173,629,044
Liabilities:
Bank overdrafts	–	–	–	–	–	–	–	–
Payables:
Investments purchased	299,709	199,806	250,000	862,064	–	249,284	836,171	–
Fund shares repurchased	5,308	250	90,608	4,664	5,657	–	21,644	120,423
Advisory agreement fees	94,106	9,192	14,446	78,559	40,115	13,178	96,520	100,036
Management fees	–	–	–	–	–	–	–	–
Service agreement fees	28,231	5,745	5,253	24,172	7,065	6,150	63,177	49,528
Distribution fees - Class B	2,199	–	1,438	8,994	–	–	2,968	–
Distribution fees - Class C	–	–	–	7,194	2,949	–	–	–
Shareholder servicing fees	7,976	–	6,505	33,593	3,261	–	15,331	257
Dividends	253,500	48,618	21,328	1,868	–	–	–	–
Accrued expenses and other payables	–	–	–	–	–	–	–	–
Options written, at value (premium received $1,197,123) (Note 6)	–	–	–	–	1,305,539	–	–	–

Total liabilities	691,029	263,611	389,578	1,021,108	1,364,586	268,612	1,035,811	270,244

Net Assets	$225,218,208	$27,010,078	$31,251,076	$145,286,852	$60,220,920	$21,518,235	$203,817,722	$173,358,800

Net Assets consist of:
Paid-in capital	$216,328,731	$26,388,763	$28,959,786	$122,295,635	$59,508,532	$15,632,927	$135,879,651	$113,859,568
Accumulated undistributed net investment income	20,861	2,635	6,596	1,901	–	2,201	1,412,067	702,331
Accumulated net realized gain (loss) on investments sold and foreign currency related
transactions	1,919,050	40,615	1,708,399	(637,394)	1,788,161	1,213,460	27,082,159	31,440,624
Net unrealized appreciation (depreciation) of investments (including appreciation
(depreciation) of foreign currency related transactions)	6,949,566	578,065	576,295	23,626,710	(1,075,773)	4,669,647	39,443,845	27,356,277

Net Assets	$225,218,208	$27,010,078	$31,251,076	$145,286,852	$60,220,920	$21,518,235	$203,817,722	$173,358,800

Class A Shares:
Net Assets	$33,972,936		$28,596,309	$119,364,030	$11,373,084		$70,495,106	$1,339,611
Shares of beneficial interest outstanding	3,314,539		4,211,530	8,068,355	1,145,970		3,675,984	53,558
Net Asset Value and redemption price per share	$10.25		$6.79	$14.79	$9.92		$19.18	$25.01
Sales charge of offering price[2]	0.48		0.32	0.90	0.61		1.17	1.53

Maximum offering price per share	$10.73		$7.11	$15.69	$10.53		$20.35	$26.54

Class B Shares:
Net Assets	$3,444,726		$2,267,198	$14,378,283			$4,866,494
Shares of beneficial interest outstanding	335,977		326,429	966,172			258,336
Net Asset Value and redemption price per share[3]	$10.25		$6.95	$14.88			$18.84
Class C Shares:
Class C Shares:
Net Assets				$11,544,539	$4,804,814
Shares of beneficial interest outstanding				776,061	493,245
Net Asset Value and redemption price per share[3]				$14.88	$9.74

Class Y Shares:
Net Assets	$187,790,125	$27,010,078	$387,569		$43,890,780	$21,518,235	$128,456,122	$166,819,414
Shares of beneficial interest outstanding	18,370,574	2,349,829	57,583		4,374,076	912,021	6,690,482	6,653,593
Net Asset Value and redemption price per share[3]	$10.22	$11.49	$6.73		$10.03	$23.59	$19.20	$25.07

Class R6 Shares:
Net Assets	$10,421				$152,242			$5,199,775
Shares of beneficial interest outstanding	1,018				15,136			206,852
Net Asset Value and redemption price per share[3]	$10.24				$10.06			$25.14

Class I Shares:
Net Assets
Shares of beneficial interest outstanding
Net Asset Value and redemption price per share

[1]	Prior to close of business on February 28, 2014, the Fund was known as the Equity Income Fund. See Note 1.
[2]	Sales charge of offering price is 4.50% for the Core Bond and High Income Funds and 5.75% for the Diversified Income Fund, Covered Call & Equity Income, Large Cap Value, Investors, Large Cap Growth, Mid Cap, Small Cap Fund and International Stock Funds.
[3]	If applicable, redemption price per share may be reduced by a contingent deferred sales charge.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2014

Statements of Assets and Liabilities as of October 31, 2014
					Hansberger	Madison	Madison	Madison	Madison
Large Cap			NorthRoad	International	International	Target	Target	Target	Target
Growth	Mid Cap	Small Cap	International	Stock	Growth	Retirement	Retirement	Retirement	Retirement
Fund	Fund	Fund	Fund	Fund	Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund

$141,458,338	$212,765,619	$56,278,099	$43,087,441	$26,746,207	$145,911,249	$56,626,041	$72,757,041	$50,485,159	$18,741,332

44,210,861	77,820,959	10,703,171	1,369,770	5,496,740	10,770,628	5,286,416	10,006,673	8,380,947	2,517,962

185,669,199	290,586,578	66,981,270	44,457,211	32,242,947	156,681,877	61,912,457	82,763,714	58,866,106	21,259,294
–	–	–	–	340	40,275	–	–	–	–

4,403,055	–	75,382	1,186,857	917,461	–	1,209,341	1,634,081	1,134,956	393,507
5,132	353,578	65,865	–	1,213	115,556	–	–	–	–
106,335	71,689	30,972	109,914	151,754	362,060	7,820	6,673	2,194	–
–	–	–	–	–	–	–	–	–	–

190,183,721	291,011,845	67,153,489	45,753,982	33,313,715	157,199,768	63,129,618	84,404,468	60,003,256	21,652,801

–	–	–	258,846	–	–	–	–	–	–

2,788,642	–	2,550,065	–	227,552	15,791	1,149,639	1,531,795	1,086,114	382,038
31,580	75,223	100,000	27,850	23,653	21	–	–	–	–
113,713	177,742	49,871	30,853	29,927	108,701	–	–	–	–
–	–	–	–	–	–	13,024	17,080	12,140	4,333
30,324	93,222	12,468	11,128	8,551	291,875	2,605	3,416	2,428	866
2,889	2,598	313	–	1,275	–	–	–	–	–
–	–	–	–	–	–	–	–	–	–
14,023	12,450	832	–	5,157	–	–	–	–	–
–	–	–	–	–	–	–	–	–	–
–	–	–	–	6,685	2,833	–	–	–	–
–	–	–	–	–	–	–	–	–	–

2,981,171	361,235	2,713,549	328,677	302,800	419,221	1,165,268	1,552,291	1,100,682	387,237

$187,202,550	$290,650,610	$64,439,940	$45,425,305	$33,010,915	$156,780,547	$61,964,350	$82,852,177	$58,902,574	$21,265,564

$128,146,081	$166,601,233	$51,301,171	$41,649,117	$28,198,197	$198,254,738	$56,447,299	$71,684,427	$49,468,023	$18,388,338
517,059	–	274,955	748,357	781,469	2,240,888	185,951	252,295	176,278	58,479

14,328,549	46,228,418	2,160,650	1,659,628	(1,448,997)	(54,469,526)	44,684	908,782	877,326	300,785

44,210,861	77,820,959	10,703,164	1,368,203	5,480,246	10,754,447	5,286,416	10,006,673	8,380,947	2,517,962

$187,202,550	$290,650,610	$64,439,940	$45,425,305	$33,010,915	$156,780,547	$61,964,350	$82,852,177	$58,902,574	$21,265,564

$64,467,418	$57,116,640	$3,639,150		$23,012,495
2,743,008	5,839,654	239,285		1,743,670
$23.50	$9.78	$15.21		$13.20
1.43	0.60	0.93		0.81

$24.93	$10.38	$16.14		$14.01

$4,726,111	$4,234,565	$521,763		$2,060,755
225,211	487,459	35,798		159,907
$20.99	$8.69	$14.58		$12.89

$118,009,021	$224,181,057	$60,279,027	$36,751,200	$7,937,665	$2,941,629
4,975,801	22,407,958	3,950,959	3,184,651	600,510	176,405
$23.72	$10.00	$15.26	$11.54	$13.22	$16.68

	$5,118,348		$8,674,105			$61,964,350	$82,852,177	$58,902,574	$21,265,564
	508,543		747,584			6,197,958	8,295,524	5,900,351	2,131,040
	$10.06		$11.60			$10.00	$9.99	$9.98	$9.98

					$153,838,918
					9,214,484
					$16.70

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2014

Statements of Operations for the Year Ended October 31, 2014

	Conservative	Moderate	Aggressive	Cash	Tax-Free	Tax-Free	Government	High Quality
	Allocation	Allocation	Allocation	Reserves	Virginia	National	Bond	Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Investment Income:
Interest	$1	$1	$–	$16,377	$808,738	$980,456	$63,010	$1,873,652
Dividends
Unaffiliated issuers	921,086	1,736,124	640,841	–	–	–	–	–
Affiliated issuers[2]	566,313	798,825	210,658	–	–	–	–	–
Less: Foreign taxes withheld	–	–	–	–	–	–	–	–

Total investment income	1,487,399	2,534,949	851,499	16,377	808,738	980,456	63,010	1,873,652
Expenses:[3]
Advisory agreement fees	145,885	298,066	119,129	90,567	116,091	140,212	16,392	376,518
Service agreement fees	182,356	372,583	148,912	33,963	81,263	98,148	10,245	238,461
Distribution fees - Class B	86,512	250,972	97,188	3,960	–	–	–	–
Distribution fees - Class C	135,209	58,964	18,008	–	–	–	–	–
Shareholder servicing fees - Class A	108,416	269,218	110,503	–	–	–	–	–
Shareholder servicing fees - Class B	28,837	83,657	32,396	–	–	–	–	–
Shareholder servicing fees - Class C	45,070	19,655	6,003	–	–	–	–	–
Other expenses	121	320	–	180	–	–	5	354

Total expenses before reimbursement/waiver	732,406	1,353,435	532,139	128,670	197,354	238,360	26,642	615,333

Less reimbursement/waiver[4]	–	–	–	(112,293)	–	–	(4,098)	–

Total expenses net of reimbursement/waiver	732,406	1,353,435	532,139	16,377	197,354	238,360	22,544	615,333

Net Investment Income (Loss)	754,993	1,181,514	319,360	–	611,384	742,096	40,466	1,258,319
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments (including net realized gain (loss) on foreign currency related transactions)
Options	–	–	–	–	–	–	–	–
Unaffiliated issuers	894,060	4,707,724	2,231,632	–	150,594	224,828	17,011	118,611
Affiliated issuers[2]	2,515,083	7,528,173	2,883,773	–	–	–	–	–
Capital gain distributions received from underlying funds
Unaffiliated issuers	73,375	102,478	34,588	–	–	–	–	–
Affiliated issuers[2]	374,496	1,594,382	775,254	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Options	–	–	–	–	–	–	–	–
Unaffiliated issuers	612,373	(799,571)	(248,544)	–	550,339	801,303	(28,970)	(29,887)
Affiliated issuers[2]	(1,052,354)	(3,203,348)	(668,749)	–	–	–	–	–

Net Realized and Unrealized Gain (Loss) on Investments and Option Transactions	3,417,033	9,929,838	5,007,954	–	700,933	1,026,131	(11,959)	88,724

Net Increase (Decrease) in Net Assets from Operations	$4,172,026	$11,111,352	$5,327,314	$–	$1,312,317	$1,768,227	$28,507	$1,347,043

[1]	Prior to close of business on February 28, 2014, the Fund was known as the Equity Income Fund. See Note 1.
[2]	See Note 11 for information on affiliated issuers.
[3]	See Note 3 for information on expenses.
[4]	See Note 3 for more information on these waivers.

See accompanying Notes to Financial Statements.

48

Madison Funds | October 31, 2014

Statements of Operations for the Year Ended October 31, 2014

Core	Corporate	High	Diversified	Covered Call &	Dividend	Large Cap		Large Cap	Mid	Small	NorthRoad	International
Bond	Bond	Income	Income	Equity Income	Income	Value	Investors	Growth	Cap	Cap	International	Stock
Fund	Fund	Bond Fund	Bond Fund	Fund[1]	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$5,550,383	$681,517	$2,511,297	$1,625,306	$697	$–	$3	$4	$5	$11	$1	$3	$1

–	–	–	2,080,525	396,289	535,441	4,011,389	2,748,512	2,282,599	3,043,289	1,019,059	1,352,169	1,809,377
–	–	–	–	–	–		–	–	–	–	–
–	–	–	(10,665)	(3,417)	(2,540)	(37,564)	(92,027)	(16,830)	(23,121)	–	(103,531)	(167,626)

5,550,383	681,517	2,511,297	3,695,166	393,569	532,901	3,973,828	2,656,489	2,265,774	3,020,179	1,019,060	1,248,641	1,641,752

936,232	94,871	227,932	888,147	347,708	153,153	1,188,849	1,371,411	1,219,387	2,320,443	554,636	338,723	601,051
280,858	59,295	82,884	273,276	61,201	71,471	778,155	694,263	325,170	1,218,486	138,659	124,481	171,729
28,745	–	17,471	107,933	26,235	–	38,011	–	36,768	35,704	3,928	–	18,606
–	–	–	70,717	–	–	–	–	–	–	–	–	–
90,565	–	74,338	281,893	22,712	–	175,348	2,120	155,150	144,601	11,199	–	63,659
9,575	–	5,824	35,944	–	–	12,642	–	12,239	11,901	1,309		6,202
–	–	–	23,572	8,745	–	–	–	–	–	–	–	–
33	–	29	–	36	–	–	–	–	147	2	1,685	129

1,346,008	154,166	408,478	1,681,482	466,637	224,624	2,193,005	2,067,794	1,748,714	3,731,282	709,733	464,889	861,376

–	–	–	–	–	(30,631)	–	(300,039)	–	–	–	–	–

1,346,008	154,166	408,478	1,681,482	466,637	193,993	2,193,005	1,767,755	1,748,714	3,731,282	709,733	464,889	861,376

4,204,375	527,351	2,102,819	2,013,684	(73,068)	338,908	1,780,823	888,734	517,060	(711,103)	309,327	783,752	780,376

–	–	–	–	2,601,712	–	–	–	–	–	–	–	–
2,118,236	65,662	1,708,404	5,595,030	1,789,531	1,215,981	33,719,665	31,504,261	14,683,779	51,687,953	4,258,634	1,651,193	10,955,287
–	–	–	–	–	–	–	–	–	–	–	–	–

–	–	–	–	–	–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–	–	–	–	–	–

–	–	–	–	(10,239)	–	–	–	–	–	–	–	–
(181,307)	371,880	(1,532,500)	2,951,218	(805,240)	784,431	(9,008,042)	(4,278,949)	8,479,224	(19,200,340)	(656,750)	(4,183,840)	(9,847,171)
–	–	–	–	–	–	–	–	–	–	–	–	–

1,936,929	437,542	175,904	8,546,248	3,575,764	2,000,412	24,711,623	27,225,312	23,163,003	32,487,613	3,601,884	(2,532,647)	1,108,116

$6,141,304	$964,893	$2,278,723	$10,559,932	$3,502,696	$2,339,320	$26,492,446	$28,114,046	$23,680,063	$31,776,510	$3,911,211	$(1,748,895)	$1,888,492

See accompanying Notes to Financial Statements.

49

Madison Funds | October 31, 2014

Statements of Operations

	Hansberger		Madison	Madison	Madison	Madison
	International		Target	Target	Target	Target
	Growth		Retirement	Retirement	Retirement	Retirement
	Fund*		2020 Fund	2030 Fund	2040 Fund	2050 Fund

	Year	Year	Period From	Period From	Period From	Period From
	Ended	Ended	August 29 to	August 29 to	August 29 to	August 29 to
	October 31,	December 31,	October 31,	October 31,	October 31,	October 31,
	2014[1]	2013	2014[2]	2014[2]	2014[2]	2014[2]

Investment Income:
Interest	$7	$50	$–	$–	$–	$–
Dividends
Unaffiliated issuers	4,650,985	7,604,177	218,207	294,904	206,441	69,212
Less: Foreign taxes withheld	(358,542)	(536,898)	–	–	–	–

Total investment income	4,292,450	7,067,329	218,207	294,904	206,441	69,212
Expenses:
Advisory agreement fees	1,372,529	2,669,469	–	–	–	–
Management fees	–	–	26,880	35,508	25,136	8,944
Service agreement fees	360,097	626,995	5,376	7,101	5,027	1,789
Interest expense	10,617	57,702	–	–	–	–
Other expenses	13,023	24,084	–	–	–	–

Total expenses before reimbursement/waiver	1,756,266	3,378,250	32,256	42,609	30,163	10,733

Less reimbursement/waiver	(19,694)	(19,912)	–	–	–	–

Total expenses net of reimbursement/waiver	1,736,572	3,358,338	32,256	42,609	30,163	10,733

Net Investment Income	2,555,878	3,708,991	185,951	252,295	176,278	58,479
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	19,367,136	43,393,169	561,840	1,522,964	1,401,274	408,755
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	(38,589,621)	6,406,886	(791,797)	(1,906,515)	(1,699,031)	(509,226)

Net Realized and Unrealized Gain (Loss) on Investments and Option Transactions	(19,222,485)	49,800,055	(229,957)	(383,551)	(297,757)	(100,471)

Net Increase (Decrease) in Net Assets from Operations	$(16,666,607)	$53,509,046	$(44,006)	$(131,256)	$(121,479)	$(41,992)

*
The Statements of Operations presented herein reflect the historical operating results of the Hansberger International Series International Growth Fund through July 31, 2014. See Note 1 for a discussion of the Fund’s reorganization.

[1]	Effective at the close of business on July 31, 2014, the fiscal year end of the Fund changed to October 31. Disclosure represents 10 months of information.
[2]	Commenced investment operations August 29, 2014.

See accompanying Notes to Financial Statements.

50

Madison Funds | October 31, 2014

Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund		Cash Reserves Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2014	2013	2014	2013	2014	2013	2014	2013

Net Assets at beginning of period	$70,709,344	$62,239,358	$145,265,676	$128,028,167	$56,007,317	$45,166,984	$25,076,196	$12,479,952

Increase (decrease) in net assets from operations:
Net investment income	754,993	1,197,952	1,181,514	1,839,053	319,360	422,168	–	–
Net realized gain	3,857,014	2,531,257	13,932,757	7,825,823	5,925,247	3,910,706	–	–
Net change in unrealized appreciation (depreciation)	(439,981)	468,202	(4,002,919)	7,666,155	(917,293)	4,563,316	–	–

Net increase in net assets from operations	4,172,026	4,197,411	11,111,352	17,331,031	5,327,314	8,896,190	–	–

Distributions to shareholders from:
Net investment income
Class A	(545,505)	(1,804,108)	(1,325,591)	(2,245,442)	(146,020)	(695,513)	–	–
Class B	(56,958)	(328,654)	(167,155)	(508,352)	–	(148,698)	–	–
Class C	(89,391)	(416,739)	(37,587)	(87,019)	–	(15,230)	–	–

Net realized gains
Class A	(170,950)	–	–	–	–	–	–	–
Class B	(45,469)	–	–	–	–	–	–	–
Class C	(68,404)	–	–	–	–	–	–	–

Total distributions	(976,677)	(2,549,501)	(1,530,333)	(2,840,813)	(146,020)	(859,441)	–	–

Capital Stock transactions:
Class A Shares
Shares sold	7,253,706	7,155,245	10,239,076	13,383,799	5,059,417	6,370,604	3,566,314	22,752,208
Issued to shareholders in reinvestment of distributions	710,504	1,788,336	1,315,643	2,228,327	145,468	693,978	–	–
Shares redeemed	(7,780,575)	(9,477,739)	(14,186,325)	(14,235,720)	(4,926,145)	(4,761,139)	(7,548,377)	(9,853,826)

Net increase (decrease) from capital stock transactions	183,635	(534,158)	(2,631,606)	1,376,406	278,740	2,303,443	(3,982,063)	12,898,382

Class B Shares
Shares sold	1,340,049	2,998,726	3,345,756	4,490,173	1,282,352	1,250,645	387,839	639,211
Issued to shareholders in reinvestment of distributions	101,955	327,565	166,921	506,855	–	148,453	–	–
Shares redeemed	(2,124,420)	(1,569,605)	(5,492,795)	(5,078,958)	(1,672,008)	(1,656,331)	(450,635)	(941,349)

Net increase (decrease) from capital stock transactions	(682,416)	1,756,686	(1,980,118)	(81,930)	(389,656)	(257,233)	(62,796)	(302,138)

Class C Shares
Shares sold	3,563,170	7,752,363	1,389,856	2,693,759	442,054	861,083
Issued to shareholders in reinvestment of distributions	156,682	414,428	35,303	81,665	–	14,083
Shares redeemed	(2,346,437)	(2,567,243)	(1,039,046)	(1,322,609)	(212,774)	(117,792)

Net increase from capital stock transactions	1,373,415	5,599,548	386,113	1,452,815	229,280	757,374

Total net increase (decrease) from capital stock transactions	874,634	6,822,076	(4,225,611)	2,747,291	118,364	2,803,584	(4,044,859)	12,596,244

Total increase (decrease) in net assets	4,069,983	8,469,986	5,355,408	17,237,509	5,299,658	10,840,333	(4,044,859)	12,596,244

Net Assets at end of period	$74,779,327	$70,709,344	$150,621,084	$145,265,676	$61,306,975	$56,007,317	$21,031,337	$25,076,196

Undistributed net investment income (loss)	$67,553	$–	$422,762	$674,950	$196,252	$(12,064)	$–	$–

Capital Share transactions:
Class A Shares
Shares sold	662,930	679,481	863,775	1,237,434	412,704	593,674	3,566,314	22,749,903
Issued to shareholders in reinvestment of distributions	65,219	171,989	112,641	217,185	11,983	69,537	–	–
Shares redeemed	(711,202)	(902,855)	(1,193,833)	(1,318,870)	(399,549)	(446,895)	(7,548,377)	(9,853,826)

Net increase (decrease) in shares outstanding	16,947	(51,385)	(217,417)	135,749	25,138	216,316	(3,982,063)	12,896,077

Class B Shares
Shares sold	122,280	283,652	282,906	416,394	105,674	116,994	387,839	636,399
Issued to shareholders in reinvestment of distributions	9,354	31,310	14,291	49,401	–	14,950	–	–
Shares redeemed	(193,708)	(148,807)	(463,855)	(471,435)	(136,891)	(155,234)	(450,635)	(941,348)

Net increase (decrease) in shares outstanding	(62,074)	166,155	(166,658)	(5,640)	(31,217)	(23,290)	(62,796)	(304,949)

Class C Shares
Shares sold	325,243	733,013	117,752	247,406	36,637	81,215
Issued to shareholders in reinvestment of distributions	14,369	39,597	3,020	7,952	–	1,416
Shares redeemed	(213,865)	(243,804)	(87,784)	(123,344)	(17,247)	(11,102)

Net increase in shares outstanding	125,747	528,806	32,988	132,014	19,390	71,529

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2014

Statements of Changes in Net Assets

	Tax-Free Virginia Fund*			Tax-Free National Fund*			Government Bond Fund*

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	September 30,	October 31,	October 31,	September 30,	October 31,	October 31,	December 31,
	2014	2013[1]	2013	2014	2013[1]	2013	2014	2013[2]	2012

Net Assets at beginning of period	$23,407,619	$23,215,375	$26,117,230	$27,805,398	$28,328,309	$31,526,202	$4,364,033	$6,123,246	$5,328,364

Increase (decrease) in net assets from operations:
Net investment income	611,384	50,900	671,333	742,096	66,147	882,259	40,466	48,815	78,933
Net realized gain (loss)	150,594	134	375,573	224,828	(6,918)	127,137	17,011	19,095	11,280
Net change in unrealized appreciation (depreciation)	550,339	91,117	(1,727,417)	801,303	92,739	(1,915,420)	(28,970)	(95,974)	(9,925)

Net increase (decrease) in net assets from operations	1,312,317	142,151	(680,511)	1,768,227	151,968	(906,024)	28,507	(28,064)	80,288

Distributions to shareholders from:
Net investment income
Class Y	(611,560)	(51,047)	(668,495)	(742,302)	(66,564)	(878,519)	(41,671)	(50,235)	(78,933)
Net realized gains
Class Y	(375,715)	–	(182,600)	(127,150)	–	(209,589)	(16,815)	–	(14,284)

Total distributions	(987,275)	(51,047)	(851,095)	(869,452)	(66,564)	(1,088,108)	(58,486)	(50,235)	(93,217)

Capital Stock transactions:
Class Y Shares
Shares sold	393,632	144,304	682,000	1,143,659	38,022	2,694,374	290,562	441,944	2,333,762
Issued to shareholders in reinvestment of distributions	944,525	48,689	812,522	629,479	47,488	799,526	57,084	49,100	90,774
Shares redeemed	(1,970,562)	(91,853)	(2,864,771)	(2,062,553)	(693,825)	(4,697,661)	(818,159)	(2,171,958)	(1,616,725)

Net increase (decrease) from capital stock transactions	(632,405)	101,140	(1,370,249)	(289,415)	(608,315)	(1,203,761)	(470,513)	(1,680,914)	807,811

Total net increase (decrease) from capital stock transactions	(632,405)	101,140	(1,370,249)	(289,415)	(608,315)	(1,203,761)	(470,513)	(1,680,914)	807,811

Total increase (decrease) in net assets	(307,363)	192,244	(2,901,855)	609,360	(522,911)	(3,197,893)	(500,492)	(1,759,213)	794,882

Net Assets at end of period	$23,100,256	$23,407,619	$23,215,375	$28,414,758	$27,805,398	$28,328,309	$3,863,541	$4,364,033	$6,123,246

Undistributed net investment income	$2,515	$2,691	$2,838	$3,117	$3,323	$3,740	$170	$202	$–

Capital Share transactions:
Class Y Shares
Shares sold	34,165	12,585	56,915	105,412	3,556	242,273	27,439	41,221	215,243
Issued to shareholders in reinvestment of distributions	82,623	4,219	68,072	58,172	4,426	71,600	5,404	4,593	8,377
Shares redeemed	(170,870)	(7,981)	(238,995)	(189,820)	(65,004)	(422,286)	(77,291)	(203,025)	(149,294)

Net increase (decrease) in shares outstanding	(54,082)	8,823	(114,008)	(26,236)	(57,022)	(108,413)	(44,448)	(157,211)	74,326

*	The Statements of Changes in Net Assets presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
[1]	The fiscal year end of the Fund changed to October 31. Disclosure represents 1 month of information.
[2]	Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. Disclosure represents 10 months of information.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2014

Statements of Changes in Net Assets

	High Quality Bond Fund*			Core Bond Fund		Corporate Bond Fund*

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	December 31,	October 31,	October 31,	October 31,	October 31,	December 31,
	2014	2013[1]	2012	2014	2013[2]	2014	2013[1]	2012

Net Assets at beginning of period	$132,687,696	$109,693,730	$104,848,636	$153,794,099	$126,245,592	$19,742,741	$19,812,541	$17,550,454

Increase (decrease) in net assets from operations:
Net investment income	1,258,319	937,344	1,261,288	4,204,375	3,313,167	527,351	337,087	385,213
Net realized gain (loss)	118,611	485,009	667,181	2,118,236	943,321	65,662	(25,047)	47,118
Net change in unrealized appreciation (depreciation)	(29,887)	(1,499,017)	264,756	(181,307)	(6,261,697)	371,880	(615,077)	606,580

Net increase in net assets from operations	1,347,043	(76,664)	2,193,225	6,141,304	(2,005,209)	964,893	(303,037)	1,038,911

Distributions to shareholders from:
Net investment income
Class A	–	–	–	(768,317)	(1,048,053)	–	–	–
Class B	–	–	–	(52,861)	(90,408)	–	–	–
Class Y	(1,276,087)	(817,764)	(1,261,288)	(3,578,402)	(2,159,510)	(526,572)	(335,226)	(385,213)
Class R6	–	–	–	(245)	(131)	–	–	–
Net realized gains
Class A	–	–	–	(183,135)	–	–	–	–
Class B	–	–	–	(20,191)	–	–	–	–
Class Y	(484,991)	(228,548)	(385,849)	(577,721)	–	–	(38,809)	(8,314)
Class R6	–	–	–	(48)	–	–	–	–

Total distributions	(1,761,078)	(1,046,312)	(1,647,137)	(5,180,920)	(3,298,102)	(526,572)	(374,035)	(393,527)

Capital Stock transactions:
Class A Shares
Shares sold				2,647,156	6,117,642
Issued to shareholders in reinvestment of distributions				891,515	990,178
Shares redeemed				(9,743,095)	(10,705,316)

Net decrease from capital stock transactions				(6,204,424)	(3,597,496)

Class B Shares
Shares sold				154,398	905,422
Issued to shareholders in reinvestment of distributions				72,102	89,203
Shares redeemed				(1,221,097)	(2,396,138)

Net decrease from capital stock transactions				(994,597)	(1,401,513)

Class Y Shares
Shares sold	57,687,784	72,721,520	31,070,711	92,417,586	60,487,970	7,198,487	1,021,608	1,595,553
Issued to shareholders in reinvestment of distributions	640,280	313,545	429,590	1,122,533	470,565	23,415	22,320	21,405
Shares redeemed	(72,519,390)	(48,918,123)	(27,201,295)	(15,877,666)	(23,118,119)	(392,886)	(436,656)	(255)

Net increase (decrease) from capital stock transactions	(14,191,326)	24,116,942	4,299,006	77,662,453	37,840,416	6,829,016	607,272	1,616,703

Class R6 Shares
Shares sold				–	10,280
Issued to shareholders in reinvestment of distributions				293	131

Net increase from capital stock transactions				293	10,411

Total net increase (decrease) from capital stock transactions	(14,191,326)	24,116,942	4,299,006	70,463,725	32,851,818	6,829,016	607,272	1,616,703

Total increase (decrease) in net assets	(14,605,361)	22,993,966	4,845,094	71,424,109	27,548,507	7,267,337	(69,800)	2,262,087

Net Assets at end of period	$118,082,335	$132,687,696	$109,693,730	$225,218,208	$153,794,099	$27,010,078	$19,742,741	$19,812,541

Undistributed net investment income	$101,812	$119,580	$–	$20,861	$17,205	$2,635	$1,856	$–

Capital Share transactions:
Class A Shares
Shares sold				259,612	581,717
Issued to shareholders in reinvestment of distributions				87,908	95,192
Shares redeemed				(959,431)	(1,033,573)

Net decrease in shares outstanding				(611,911)	(356,664)

Class B Shares
Shares sold				15,174	85,970
Issued to shareholders in reinvestment of distributions				7,120	8,560
Shares redeemed				(120,166)	(231,432)

Net decrease in shares outstanding				(97,872)	(136,902)

Class Y Shares
Shares sold	5,229,733	6,574,908	2,766,242	9,103,829	5,888,491	631,195	91,150	138,008
Issued to shareholders in reinvestment of distributions	58,387	28,263	38,279	110,849	45,770	2,053	1,959	1,852
Shares redeemed	(6,575,967)	(4,409,816)	(2,418,194)	(1,565,428)	(2,212,704)	(34,705)	(39,008)	(22)

Net increase (decrease) in shares outstanding	(1,287,847)	2,193,355	386,327	7,649,250	3,721,557	598,543	54,101	139,838

Class R6 Shares
Shares sold				–	976
Issued to shareholders in reinvestment of distributions				29	13

Net increase in shares outstanding				29	989

*	The Statements of Changes in Net Assets presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
[1]	Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. Disclosure represents 10 months of information.
[2]	The Core Bond Fund Class R6 commenced investment operations at the close of business on April 19, 2013.

See accompanying Notes to Financial Statements.

Madison Funds | October 31, 2014

Statements of Changes in Net Assets

					Covered Call &
	High Income Fund		Diversified Income Fund		Equity Income Fund[1]		Dividend Income Fund*

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013	2014	2013[2]	2012

Net Assets at beginning of period	$48,544,980	$83,165,229	$126,549,734	$102,262,963	$39,239,210	$88,706,560	$18,657,813	$13,263,105	$11,188,990

Increase (decrease) in net assets from operations:
Net investment income (loss)	2,102,819	3,494,494	2,013,684	1,851,627	(73,068)	61,767	338,908	224,734	244,281
Net realized gain	1,708,404	2,697,239	5,595,030	3,390,112	4,391,243	4,251,812	1,215,981	568,491	235,265
Net change in unrealized appreciation (depreciation)	(1,532,500)	(2,376,016)	2,951,218	8,185,648	(815,479)	3,247,317	784,431	2,558,889	781,331

Net increase in net assets from operations	2,278,723	3,815,717	10,559,932	13,427,387	3,502,696	7,560,896	2,339,320	3,352,114	1,260,877

Distributions to shareholders from:
Net investment income
Class A	(1,532,619)	(1,722,670)	(1,833,076)	(1,713,630)	(575,155)	(892)	–	–	–
Class B	(99,991)	(133,459)	(126,493)	(142,080)	–	–	–	–	–
Class C	–	–	(82,200)	(29,799)	(238,449)	–	–	–	–
Class Y	(474,514)	(1,973,374)	–	–	(1,729,015)	(61,813)	(338,908)	(214,322)	(244,281)
Class R6	–	–	–	–	(7,480)	(113)	–	–	–
Net realized gains						–	–	–	–
Class A	(1,402,074)	–	–	–	(244,921)	(624,953)	–	–	–
Class B	(114,583)	–	–	–	–	–	–	–	–
Class C	–	–	–	–	(81,744)	(98,599)	–	–	–
Class Y	(865,371)	–	–	–	(829,777)	(5,073,282)	(554,711)	–	(555,330)
Class R6	–	–	–	–	(3,628)	(9,841)	–	–	–

Total distributions	(4,489,152)	(3,829,503)	(2,041,769)	(1,885,509)	(3,710,169)	(5,869,493)	(893,619)	(214,322	(799,611)

Capital Stock transactions:
Class A Shares
Shares sold	4,650,169	3,853,085	18,548,756	19,211,028	4,129,974	2,258,951
Issued to shareholders in reinvestment of distributions	2,501,528	1,417,390	1,795,214	1,682,354	788,884	615,714
Shares redeemed	(5,646,298)	(3,804,071)	(13,553,386)	(12,131,402)	(1,031,688)	(1,791,345)

Net increase from capital stock transactions	1,505,399	1,466,404	6,790,584	8,761,980	3,887,170	1,083,320

Class B Shares
Shares sold	321,030	402,209	2,215,483	2,997,466
Issued to shareholders in reinvestment of distributions	181,701	114,110	126,014	141,362
Shares redeemed	(685,506)	(947,516)	(3,154,179)	(4,651,903)

Net decrease from capital stock transactions	(182,775)	(431,197)	(812,682)	(1,513,075)

Class C Shares
Shares sold			5,377,576	5,580,463	2,482,092	1,638,719
Issued to shareholders in reinvestment of distributions			80,942	29,557	256,128	78,678
Shares redeemed			(1,217,465)	(114,032)	(120,714)	(20,703)

Net increase from capital stock transactions			4,241,053	5,495,988	2,617,506	1,696,694

Class Y Shares
Shares sold	1,311,977	4,295,011			29,632,400	13,315,193	4,344,388	3,351,462	2,158,121
Issued to shareholders in reinvestment of distributions	35,460	7,519			993,428	605,478	861,540	205,258	766,208
Shares redeemed	(17,753,536)	(39,944,200)			(15,977,429)	(67,867,077)	(3,791,207)	(1,299,804)	(1,311,480)

Net increase (decrease) from capital stock transactions	(16,406,099)	(35,641,670)			14,648,399	(53,946,406)	1,414,721	2,256,916	1,612,849

Class R6 Shares
Shares sold					25,000	346,119
Issued to shareholders in reinvestment of distributions					11,108	9,954
Shares redeemed					–	(348,434)

Net increase from capital stock transactions					36,108	7,639

Total net increase (decrease) from capital stock transactions	(15,083,475)	(34,606,463)	10,218,955	12,744,893	21,189,183	(51,158,753)	1,414,721	2,256,916	1,612,849

Total increase (decrease) in net assets	(17,293,904)	(34,620,249)	18,737,118	24,286,771	20,981,710	(49,467,350)	2,860,422	5,394,708	2,074,115

Net Assets at end of period	$31,251,076	$48,544,980	$145,286,852	$126,549,734	$60,220,920	$39,239,210	$21,518,235	$18,657,813	$13,263,105

Undistributed net investment income	$6,596	$10,901	$1,901	$1,909	$–	$23,425	$2,201	$10,412	$–

Capital Share transactions:
Class A Shares
Shares sold	677,461	536,883	1,291,377	1,449,080	413,192	229,790
Issued to shareholders in reinvestment of distributions	366,432	198,809	124,380	127,456	79,490	63,661
Shares redeemed	(822,021)	(532,019)	(942,377)	(915,027)	(103,163)	(182,360)

Net increase in shares outstanding	221,872	203,673	473,380	661,509	389,519	111,091

Class B Shares
Shares sold	45,511	54,879	153,724	224,170
Issued to shareholders in reinvestment of distributions	26,046	15,690	8,689	10,704
Shares redeemed	(96,615)	(129,848)	(219,143)	(352,661)

Net decrease in shares outstanding	(25,058)	(59,279)	(56,730)	(117,787)

Class C Shares
Shares sold			372,703	414,839	251,128	168,023
Issued to shareholders in reinvestment of distributions			5,571	2,211	26,186	8,169
Shares redeemed			(84,099)	(8,422)	(12,321)	(2,095)

Net increase in shares outstanding			294,175	408,628	264,993	174,097

Class Y Shares
Shares sold	192,649	612,069			2,943,413	1,343,132	193,006	162,564	118,437
Issued to shareholders in reinvestment of distributions	5,245	1,066			99,219	62,139	38,403	9,979	42,399
Shares redeemed	(2,602,446)	(5,631,883)			(1,574,659)	(6,825,223)	(169,660)	(63,276)	(71,446)

Net increase (decrease) in shares outstanding	(2,404,552)	(5,018,748)			1,467,973	(5,419,952)	61,749	109,267	89,390

Class R6 Shares
Shares sold					2,512	35,019
Issued to shareholders in reinvestment of distributions					1,107	1,021
Shares redeemed					–	(35,019)

Net increase in shares outstanding					3,619	1,021

*	The Statements of Changes in Net Assets presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
[1]	Prior to close of business on February 28, 2014, the Fund was known as the Equity Income Fund. See Note 1.
[2]	Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. Disclosure represents 10 months of information.

See accompanying Notes to Financial Statements.

54

Madison Funds | October 31, 2014

Statements of Changes in Net Assets

	Large Cap Value Fund		Investors Fund*		Large Cap Growth Fund		Mid Cap Fund*

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	December 31,	October 31	October 31,	October 31,	October 31,	December 31,
	2014	2013	2014	2013[1,2,3]	2012	2014	2013	2014	2013[1,4]	2012

Net Assets at beginning of period	$204,476,151	$148,849,589	$203,678,461	$35,175,535	$36,338,819	$156,356,448	$119,512,186	$323,586,628	$173,283,378	$160,327,768

Increase (decrease) in net assets from operations:
Net investment income (loss)	1,780,823	2,111,953	888,734	214,683	271,204	517,060	570,023	(711,103)	(792,271)	6,317
Net realized gain	33,719,665	9,181,786	31,504,261	7,490,857	2,058,621	14,683,779	9,063,438	51,687,953	29,382,601	10,532,602
Net change in unrealized appreciation (depreciation)	(9,008,042)	25,256,674	(4,278,949)	3,009,370	2,486,753	8,479,224	17,581,080	(19,200,340)	26,386,047	14,509,191

Net increase in net assets from operations	26,492,446	36,550,413	28,114,046	10,714,910	4,816,578	23,680,063	27,214,541	31,776,510	54,976,377	25,048,110

Distributions to shareholders from:
Net investment income
Class A	(558,942)	(807,513)	(256)	–	–	(1)	(188,549)	–	–	–
Class B	(2,969)	(38,341)	–	–	–	–	(10,362)	–	–	–
Class Y	(1,439,649)	(1,508,749)	(205,696)	(188,838)	(271,204)	(199,656)	(391,738)	–	–	–
Class R6	–	–	(6,296)	–	–	–	–	–	–	(6,317)
Net realized gains
Class A	–	–	(16,415)	–	–	(2,167,745)	–	(3,967,132)	–	–
Class B	–	–	–	–	–	(204,606)	–	(411,064)	–	–
Class Y	–	–	(5,995,694)	–	–	(3,413,769)	–	(17,376,994)	(9,686,917)	(6,194,230)
Class R6	–	–	(183,523)	–	–	–	–	(320,452)	(283,380)	(173,726)

Total distributions	(2,001,560)	(2,354,603)	(6,407,880)	(188,838)	(271,204)	(5,985,777)	(590,649)	(22,075,642)	(9,970,297)	(6,374,273)

Capital Stock transactions:
Class A Shares
Shares sold	5,087,856	4,838,409	1,035,158	276,137		5,417,757	4,400,109	4,513,570	54,262,185
Issued to shareholders in reinvestment of distributions	551,494	794,950	16,672	–		2,142,366	185,813	3,933,648	–
Shares redeemed	(10,428,959)	(9,375,381)	(81,568)	–		(9,129,847)	(6,296,195)	(9,757,434)	(4,137,518)

Net increase (decrease) from capital stock transactions	(4,789,609)	(3,742,022)	970,262	276,137		(1,569,724)	(1,710,273)	(1,310,216)	50,124,667

Class B Shares
Shares sold	730,039	502,521				465,516	562,968	462,609	5,808,096
Issued to shareholders in reinvestment of distributions	2,952	37,946				203,976	10,310	410,354	–
Shares redeemed	(1,691,990)	(2,153,591)				(1,515,416)	(2,249,230)	(2,141,980)	(973,076)

Net increase (decrease) from capital stock transactions	(958,999)	(1,613,124)				(845,924)	(1,675,952)	(1,269,017)	4,835,020

Class Y Shares
Shares sold	32,136,613	38,252,441	35,887,369	172,020,254	1,414,571	40,766,887	30,433,194	27,738,092	114,318,929	45,976,991
Issued to shareholders in reinvestment of distributions	1,439,649	80,022	4,069,483	170,708	252,425	3,613,425	17,971	12,242,989	6,911,778	4,420,424
Shares redeemed	(52,976,969)	(11,546,565)	(90,388,771)	(21,653,836)	(7,375,654)	(28,812,848)	(16,844,570)	(78,676,105)	(71,438,065)	(61,089,654)

Net increase (decrease) from capital stock transactions	(19,400,707)	26,785,898	(50,431,919)	150,537,126	(5,708,658)	15,567,464	13,606,595	(38,695,024)	49,792,642	(10,692,239)

Class R6 Shares
Shares sold			322,986	7,164,547				644,684	454,776	4,793,969
Issued to shareholders in reinvestment of distributions			189,820	–				320,452	283,380	180,043
Shares redeemed			(3,076,976)	(956)				(2,327,765)	(193,315)	–

Net increase (decrease) from capital stock transactions			(2,564,170)	7,163,591				(1,362,629)	544,841	4,974,012

Total net increase (decrease) from capital stock transactions	(25,149,315)	21,430,752	(52,025,827)	157,976,854	(5,708,658)	13,151,816	10,220,370	(42,636,886)	105,297,170	(5,718,227)

Total increase (decrease) in net assets	(658,429)	55,626,562	(30,319,661)	168,502,926	(1,163,284)	30,846,102	36,844,262	(32,936,018)	150,303,250	12,955,610

Net Assets at end of period	$203,817,722	$204,476,151	$173,358,800	$203,678,461	$35,175,535	$187,202,550	$156,356,448	$290,650,610	$323,586,628	$173,283,378

Undistributed net investment income (loss)	$1,412,067	$1,632,373	$702,331	$25,845	$–	$517,059	$199,656	$–	$(847,847)	$–

Capital Share transactions:
Class A Shares
Shares sold	278,846	315,495	43,777	12,457		245,967	236,553	485,015	6,438,623
Issued to shareholders in reinvestment of distributions	31,264	57,647	724	–		100,064	10,797	427,106	–
Shares redeemed	(568,779)	(622,700)	(3,400)	–		(412,845)	(337,114)	(1,041,231)	(469,859)

Net increase (decrease) in shares outstanding	(258,669)	(249,558)	41,101	12,457		(66,814)	(89,764)	(129,110)	5,968,764

Class B Shares
Shares sold	40,704	33,548				23,799	33,629	55,249	761,432
Issued to shareholders in reinvestment of distributions	169	2,782				10,602	659	49,861	–
Shares redeemed	(94,460)	(144,053)				(77,390)	(133,338)	(258,038)	(121,045)

Net increase (decrease) in shares outstanding	(53,587)	(107,723)				(42,989)	(99,050)	(152,928)	640,387

Class Y Shares
Shares sold	1,774,354	2,431,628	1,539,785	7,820,487	79,305	1,808,577	1,539,165	2,917,626	20,312,512	3,647,804
Issued to shareholders in reinvestment of distributions	81,705	5,807	176,780	7,784	13,601	167,599	1,037	1,302,445	518,902	342,403
Shares redeemed	(2,914,791)	(724,300)	(3,780,734)	(1,005,484)	(413,818)	(1,334,746)	(896,915)	(8,241,261)	(7,369,410)	(4,789,291)

Net increase (decrease) in shares outstanding	(1,058,732)	1,713,135	(2,064,169)	6,822,787	(320,912)	641,430	643,287	(4,021,190)	13,462,004	(799,084)

Class R6 Shares
Shares sold			13,602	321,489				67,209	271,557	358,895
Issued to shareholders in reinvestment of distributions			8,239	–				33,982	21,195	13,889
Shares redeemed			(136,434)	(44)				(240,479)	(17,705)	–

Net increase (decrease) in shares outstanding			(114,593)	321,445				(139,288)	275,047	372,784

*	The Statements of Changes in Net Assets presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
[1]	Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. Disclosure represents 10 months of information.
[2]	The Investors Fund Class A commenced investment operations at the close of business on September 20, 2013.
[3]	For accounting purposes, the Investors Class R6 is treated as having commenced investment operations at the close of business September 20, 2013.
[4]	For accounting purposes, the Mid Cap Fund Class A and B are treated as having commenced investment operations at the close of business on April 19, 2013.

See accompanying Notes to Financial Statements.

55

Madison Funds | October 31, 2014

Statements of Changes in Net Assets

	Small Cap Fund		NorthRoad International Fund*			International Stock Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	December 31,	October 31,	October 31,
	2014	2013	2014	2013[1]	2012	2014	2013

Net Assets at beginning of period	$50,280,101	$18,066,656	$32,628,399	$28,867,033	$1,620,854	$62,150,969	$47,501,195

Increase (decrease) in net assets from operations:
Net investment income	309,327	72,547	783,752	513,156	463,747	780,376	598,103
Net realized gain (loss)	4,258,634	2,906,731	1,651,193	835,058	(65,728)	10,955,287	2,638,423
Net change in unrealized appreciation (depreciation)	(656,750)	5,709,276	(4,183,840)	3,688,558	2,035,365	(9,847,171)	8,001,581

Net increase (decrease) in net assets from operations	3,911,211	8,688,554	(1,748,895)	5,036,772	2,433,384	1,888,492	11,238,107

Distributions to shareholders from:
Net investment income
Class A	–	(29,464)	–	–	–	(196,126)	(243,677)
Class B	–	(487)	–	–	–	(4,534)	(16,140)
Class Y	(2,317)	(154,857)	(526,648)	–	(463,551)	(341,577)	(359,912)
Class R6	–	–	(204)	–	(196)	–	–
Net realized gains
Class A	(187,370)	(185,387)	–	–	–	–	–
Class B	(20,771)	(15,426)	–	–	–	–	–
Class Y	(1,945,021)	(721,797)	(781,796)	–	–	–	–
Class R6	–	–	(302)	–	–	–	–

Total distributions	(2,155,479)	(1,107,418)	(1,308,950)	–	(463,747)	(542,237)	(619,729)

Capital Stock transactions:
Class A Shares
Shares sold	724,712	1,466,193				3,237,394	2,382,823
Issued to shareholders in reinvestment of distributions	187,260	214,851				193,731	240,555
Redemption fees	–	–				–	205
Shares redeemed	(1,874,511)	(2,176,957)				(5,088,253)	(3,521,199)

Net decrease from capital stock transactions	(962,539)	(495,913)				(1,657,128)	(897,616)

Class B Shares
Shares sold	111,058	138,984				223,658	273,668
Issued to shareholders in reinvestment of distributions	20,588	15,033				4,518	16,044
Shares redeemed	(111,768)	(67,676)				(1,135,578)	(1,137,148)

Net increase (decrease) from capital stock transactions	19,878	86,341				(907,402)	(847,436)

Class Y Shares
Shares sold	27,454,584	34,104,032	15,883,967	4,383,083	26,932,428	14,862,886	15,028,950
Issued to shareholders in reinvestment of distributions	1,418,926	110,137	319,523	–	55,504	61,110	41,891
Shares redeemed	(15,526,742)	(9,172,288)	(9,240,235)	(5,658,489)	(1,721,586)	(42,845,775)	(9,294,393)

Net increase (decrease) from capital stock transactions	13,346,768	25,041,881	6,963,255	(1,275,406)	25,266,346	(27,921,779)	5,776,448

Class R6 Shares
Shares sold			8,890,990		10,000
Issued to shareholders in reinvestment of distributions			506		196
Net increase from capital stock transactions			8,891,496		10,196

Total net increase (decrease) from capital stock transactions	12,404,107	24,632,309	15,854,751	(1,275,406)	25,276,542	(30,486,309)	4,031,396

Total increase (decrease) in net assets	14,159,839	32,213,445	12,796,906	3,761,366	27,246,179	(29,140,054)	14,649,774

Net Assets at end of period	$64,439,940	$50,280,101	$45,425,305	$32,628,399	$28,867,033	$33,010,915	$62,150,969

Undistributed net investment income	$274,955	$–	$748,357	$510,996	$–	$781,469	$552,418

Capital Share transactions:
Class A Shares
Shares sold	49,333	113,157				241,599	201,197
Issued to shareholders in reinvestment of distributions	12,602	18,538				14,425	21,345
Shares redeemed	(129,652)	(158,501)				(379,025)	(298,940)

Net decrease in shares outstanding	(67,717)	(26,806)				(123,001)	(76,398)

Class B Shares
Shares sold	7,756	10,964				16,837	23,440
Issued to shareholders in reinvestment of distributions	1,436	1,333				342	1,447
Shares redeemed	(7,981)	(5,441)				(86,152)	(98,881)

Net increase (decrease) in shares outstanding	1,211	6,856				(68,973)	(73,994)

Class Y Shares
Shares sold	1,873,671	2,546,109	1,274,876	386,462	2,766,606	1,118,323	1,246,349
Issued to shareholders in reinvestment of distributions	95,358	9,519	26,738	–	5,342	4,550	3,720
Shares redeemed	(1,056,199)	(686,093)	(779,518)	(500,302)	(170,139)	(3,150,181)	(775,527)

Net increase (decrease) in shares outstanding	912,830	1,869,535	522,096	(113,840)	2,601,809	(2,027,308)	474,542

Class R6 Shares
Shares sold			746,515		1,008
Issued to shareholders in reinvestment of distributions			42		19

Net increase in shares outstanding			746,557		1,027

*	The Statements of Changes in Net Assets presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
[1]	Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. Disclosure represents 10 months of information.

See accompanying Notes to Financial Statements.

56

Madison Funds | October 31, 2014

Statements of Changes in Net Assets

				Target	Target	Target	Target
				Retirement	Retirement	Retirement	Retirement
				2020 Fund	2030 Fund	2040 Fund	2050 Fund
				Period from	Period from	Period from	Period from
	Hansberger International Growth Fund*			August 29,	August 29,	August 29,	August 29,

	Year Ended	Year Ended	Year Ended	2014 to	2014 to	2014 to	2014 to
	October 31,	December 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2014[1]	2013	2012	2014[2]	2014[2]	2014[2]	2014[2]

Net Assets at beginning of period	$266,555,325	$522,595,541	$554,016,431	$–	$–	$–	$–

Increase (decrease) in net assets from operations:
Net investment income	2,555,878	3,708,991	7,994,679	185,951	252,295	176,278	58,479
Net realized gain	19,367,136	43,393,169	19,389,147	561,840	1,522,964	1,401,274	408,755
Net change in unrealized appreciation (depreciation)	(38,589,621)	6,406,886	69,074,719	(791,797)	(1,906,515)	(1,699,031)	(509,226)

Net increase (decrease) in net assets from operations	(16,666,607)	53,509,046	96,458,545	(44,006)	(131,256)	(121,479)	(41,992)

Distributions to shareholders from:
Net investment income
Class Y	–	(40,911)	(51,298)
Class I	–	(3,315,218)	(7,547,486)

Total distributions	–	(3,356,129)	(7,598,784)

Capital Stock transactions:
Class Y Shares
Shares sold	47,615	311,359	535,779
Issued to shareholders in reinvestment of distributions	–	40,272	50,589
Shares redeemed	(802,844)	(1,435,511)	(2,948,052)

Net decrease from capital stock transactions	(755,229)	(1,083,880)	(2,361,684)

Class R6 Shares
Shares sold				65,040,867	86,549,653	60,698,322	22,015,358
Shares redeemed				(3,032,511)	(3,566,220)	(1,674,269)	(707,802)

Net increase from capital stock transactions				62,008,356	82,983,433	59,024,053	21,307,556

Class I Shares
Shares sold	927,144	10,861,909	22,128,571
Issued to shareholders in reinvestment of distributions	–	2,748,605	5,252,756
Shares redeemed	(93,280,086)	(318,719,767)	(145,300,294)

Net decrease from capital stock transactions	(92,352,942)	(305,109,253)	(117,918,967)

Total net increase (decrease) from capital stock transactions	(93,108,171)	(306,193,133)	(120,280,651)	62,008,356	82,983,433	59,024,053	21,307,556

Total increase (decrease) in net assets	(109,774,778)	(256,040,216)	(31,420,890)	61,964,350	82,852,177	58,902,574	21,265,564

Net Assets at end of period	$156,780,547	$266,555,325	$522,595,541	$61,964,350	$82,852,177	$58,902,574	$21,265,564

Undistributed net investment income (loss)	$2,240,888	(268,082)	$(162,441)	$185,951	$252,295	$176,278	$58,479

Capital Share transactions:
Class Y Shares
Shares sold	2,674	19,024	36,698
Issued to shareholders in reinvestment of distributions	–	2,293	3,309
Shares redeemed	(45,877)	(87,609)	(204,526)

Net decrease in shares outstanding	(43,203)	(66,292)	(164,519)

Class R6 Shares
Shares sold				6,504,391	8,656,906	6,070,505	2,202,492
Shares redeemed				(306,433)	(361,382)	(170,154)	(71,452)

Net increase in shares outstanding				6,197,958	8,295,524	5,900,351	2,131,040

Class I Shares
Shares sold	54,325	623,674	1,540,482
Issued to shareholders in reinvestment of distributions	–	156,616	343,767
Shares redeemed	(5,530,183)	(19,699,473)	(10,073,420)

Net decrease in shares outstanding	(5,475,858)	(18,919,183)	(8,189,171)

*	The Statements of Changes in Net Assets presented herein reflect the operating results of the Hansberger International Series International Growth Fund through July 31, 2014. See Note 1 for a discussion of the fund’s reorganization.
[1]	Effective at the close of business on July 31, 2014, the fiscal year end of the Fund changed to October 31. Disclosure represents 10 months of information.
[2]	Commenced investment operations August 29, 2014.

See accompanying Notes to Financial Statements.

57

Madison Funds | October 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

	CONSERVATIVE ALLOCATION FUND

	CLASS A					CLASS B					CLASS C

	Year Ended October 31,					Year Ended October 31,					Year Ended October 31,

	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$10.68	$10.43	$9.94	$10.02	$9.34	$10.71	$10.42	$9.94	$10.03	$9.34	$10.72	$10.43	$9.95	$10.04	$9.35
Income from Investment Operations:
Net investment income[1]	0.15	0.22	0.24	0.25	0.27	0.06	0.15	0.16	0.17	0.20	0.06	0.16	0.16	0.19	0.20
Net realized and unrealized gain on investments	0.50	0.48	0.50	0.04	0.70	0.51	0.47	0.50	0.05	0.71	0.51	0.46	0.50	0.03	0.71

Total from investment operations	0.65	0.70	0.74	0.29	0.97	0.57	0.62	0.66	0.22	0.91	0.57	0.62	0.66	0.22	0.91
Less Distributions:
Distributions from net investment income	(0.14)	(0.45)	(0.25)	(0.37)	(0.29)	(0.05)	(0.33)	(0.18)	(0.31)	(0.22)	(0.05)	(0.33)	(0.18)	(0.31)	(0.22)
Distributions from capital gains	(0.04)	–	–	–	–	(0.04)	–	–	–	–	(0.04)	–	–	–	–

Total distributions	(0.18)	(0.45)	(0.25)	(0.37)	(0.29)	(0.09)	(0.33)	(0.18)	(0.31)	(0.22)	(0.09)	(0.33)	(0.18)	(0.31)	(0.22)
Net increase (decrease) in net asset value	0.47	0.25	0.49	(0.08)	0.68	0.48	0.29	0.48	(0.09)	0.69	0.48	0.29	0.48	(0.09)	0.69
Net Asset Value at end of period	$11.15	$ 10.68	$10.43	$9.94	$10.02	$11.19	$10.71	$10.42	$9.94	$10.03	$11.20	$10.72	$10.43	$9.95	$10.04
Total Return (%)[2]	6.13	6.90	7.60	3.00	10.58	5.41	6.05	6.75	2.19	9.87	5.41	6.05	6.75	2.19	9.86
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$44,438	$42,353	$41,905	$35,293	$33,274	$11,393	$11,569	$9,521	$8,203	$8,363	$18,948	$16,787	$10,813	$5,846	$5,417
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.70	0.70	0.70	0.70	0.70	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45
After reimbursement of expenses by Adviser (%)	0.70	0.70	0.70	0.70	0.70	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.35	2.09	2.34	2.40	2.79	0.59	1.29	1.61	1.67	2.04	0.57	1.22	1.49	1.76	2.03
Portfolio turnover (%)[3]	96	69	40	26	50	96	69	40	26	50	96	69	40	26	50

	MODERATE ALLOCATION FUND

	CLASS A					CLASS B					CLASS C

	Year Ended October 31,					Year Ended October 31,					Year Ended October 31,

	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$11.50	$10.35	$9.76	$9.63	$8.77	$11.43	$10.29	$9.70	$9.58	$8.72	$11.44	$10.30	$9.71	$9.58	$8.72
Income from Investment Operations:
Net investment income[1]	0.12	0.17	0.19	0.16	0.18	0.04	0.09	0.11	0.08	0.10	0.03	0.10	0.10	0.08	0.10
Net realized and unrealized gain on investments	0.80	1.23	0.63	0.22	0.83	0.78	1.23	0.63	0.21	0.84	0.79	1.22	0.64	0.22	0.84

Total from investment operations	0.92	1.40	0.82	0.38	1.01	0.82	1.32	0.74	0.29	0.94	0.82	1.32	0.74	0.30	0.94
Less Distributions:
Distributions from net investment income	(0.15)	(0.25)	(0.23)	(0.25)	(0.15)	(0.06)	(0.18)	(0.15)	(0.17)	(0.08)	(0.06)	(0.18)	(0.15)	(0.17)	(0.08)

Total distributions	(0.15)	(0.25)	(0.23)	(0.25)	(0.15)	(0.06)	(0.18)	(0.15)	(0.17)	(0.08)	(0.06)	(0.18)	(0.15)	(0.17)	(0.08)
Net increase in net asset value	0.77	1.15	0.59	0.13	0.86	0.76	1.14	0.59	0.12	0.86	0.76	1.14	0.59	0.13	0.86
Net Asset Value at end of period	$12.27	$11.50	$10.35	$9.76	$9.63	$12.19	$11.43	$10.29	$9.70	$9.58	$12.20	$11.44	$10.30	$9.71	$9.58
Total Return (%)[2]	8.03	13.87	8.55	3.97	11.68	7.18	12.98	7.77	3.19	10.78	7.17	12.97	7.77	3.19	10.89
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$109,148	$104,849	$92,954	$84,321	$79,765	$33,235	$33,070	$29,821	$26,928	$25,002	$8,238	$7,347	$5,253	$3,939	$3,856
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.70	0.70	0.70	0.70	0.70	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45
After reimbursement of expenses by Adviser (%)	0.70	0.70	0.70	0.70	0.70	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.00	1.55	1.86	1.64	1.98	0.27	0.82	1.11	0.88	1.24	0.21	0.82	1.02	0.90	1.23
Portfolio turnover (%)[3]	89	69	50	20	54	89	69	50	20	54	89	69	50	20	54

[1]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

58

Madison Funds | October 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

	AGGRESSIVE ALLOCATION FUND

	CLASS A					CLASS B						CLASS C

	Year Ended October 31,					Year Ended October 31,						Year Ended October 31,

	2014	2013	2012	2011	2010	2014		2013	2012	2011	2010	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$11.72	$10.01	$9.32	$9.04	$8.12	$11.59		$9.89	$9.23	$8.96	$8.05	$11.60	$9.90	$9.24	$8.97	$8.06
Income from Investment Operations:
Net investment income (loss)[1]	0.09	0.12	0.12	0.07	0.09	0.00	[4]	0.04	0.05	0.00[4]	0.03	(0.01)	0.05	0.03	(0.02)	0.03
Net realized and unrealized gain on investments	1.04	1.80	0.70	0.32	0.92	1.02		1.80	0.68	0.32	0.91	1.03	1.79	0.70	0.34	0.91

Total from investment operations	1.13	1.92	0.82	0.39	1.01	1.02		1.84	0.73	0.32	0.94	1.02	1.84	0.73	0.32	0.94
Less Distributions:
Distributions from net investment income	(0.04)	(0.21)	(0.13)	(0.11)	(0.09)	–		(0.14)	(0.07)	(0.05)	(0.03)	–	(0.14)	(0.07)	(0.05)	(0.03)

Total distributions	(0.04)	(0.21)	(0.13)	(0.11)	(0.09)	–		(0.14)	(0.07)	(0.05)	(0.03)	–	(0.14)	(0.07)	(0.05)	(0.03)
Net increase in net asset value	1.09	1.71	0.69	0.28	0.92	1.02		1.70	0.66	0.27	0.91	1.02	1.70	0.66	0.27	0.91
Net Asset Value at end of period	$12.81	$11.72	$10.01	$9.32	$9.04	$12.61		$11.59	$9.89	$9.23	$8.96	$12.62	$11.60	$9.90	$9.24	$8.97
Total Return (%)[2]	9.67	19.56	8.87	4.29	12.50	8.80		18.79	7.99	3.54	11.67	8.79	18.78	7.98	3.54	11.66
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$45,697	$41,526	$33,282	$30,190	$27,823	$13,063		$12,365	$10,787	$9,975	$9,109	$2,547	$2,116	$1,099	$828	$508
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.70	0.70	0.70	0.70	0.70	1.45		1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45
After reimbursement of expenses by Adviser (%)	0.70	0.70	0.70	0.70	0.70	1.45		1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income (loss) to average net assets
After reimbursement of expenses by Adviser (%)	0.73	1.02	1.22	0.74	1.03	(0.01)		0.34	0.48	(0.00)[6]	0.30	(0.09)	0.10	0.32	(0.32)	0.34
Portfolio turnover (%)[3]	78	67	67	29	62	78		67	67	29	62	78	67	67	29	62

	CASH RESERVES FUND

	CLASS A									CLASS B

	Year Ended October 31,									Year Ended October 31,

	2014		2013		2012		2011		2010	2014		2013		2012		2011		2010

Net Asset Value at beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income (loss)[1]	0.00	[4]	0.00	[4]	0.00	[4]	0.00	[4]	(0.00)[4]	0.00	[4]	0.00	[4]	0.00	[4]	0.00	[4]	(0.00)	[4]

Total from investment operations	0.00	[4]	0.00	[4]	0.00	[4]	0.00	[4]	(0.00)[4]	0.00	[4]	0.00	[4]	0.00	[4]	0.00	[4]	(0.00)[4]
Net increase (decrease) in net asset value	0.00	[4]	0.00	[4]	0.00	[4]	0.00	[4]	(0.00)[4]	0.00	[4]	0.00	[4]	0.00	[4]	0.00	[4]	(0.00)[4]
Net Asset Value at end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[2]	0.00		0.00		0.00		0.00		0.00	0.00		0.00		0.00		0.00		0.00
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$20,570		$24,552		$11,654		$12,298		$11,687	$461		$524		$826		$1,601		$2,056
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.55		0.55		0.55		0.55		0.55	1.30		1.30		1.30		1.30		1.30
After reimbursement of expenses by Adviser (%)	0.07	[5]	0.09	[5]	0.08	[5]	0.10	[5]	0.14 [5]	0.07	[5]	0.10	[5]	0.07	[5]	0.10	[5]	0.14	[5]
Ratio of net investment income (loss) to average net assets
After reimbursement and waiver of expenses by Adviser (%)	0.00	[5]	(0.00)	[5]	0.00	[5]	0.00	[5]	0.00 [5]	0.00	[5]	0.00	[5]	0.00	[5]	0.00	[5]	0.00	[5]
[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[4]	Amounts represent less than $0.005 per share.
[5]	Ratio is net of fees waived by the adviser and distributor (See Note 3).

See accompanying Notes to Financial Statements.

59

Madison Funds | October 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

	TAX-FREE VIRGINIA FUND*							TAX-FREE NATIONAL FUND*

	CLASS Y							CLASS Y

	Year Ended							Year Ended
	October 31,			Year Ended September 30,				October 31,			Year Ended September 30,

	2014	2013[6]		2013	2012	2011	2010	2014	2013[6]		2013	2012	2011	2010

Net Asset Value at beginning of period	$11.54	$11.50		$12.24	$11.92	$11.98	$11.87	$10.73	$10.70		$11.44	$11.05	$11.16	$11.09
Income from Investment Operations:
Net investment income[1]	0.30	0.03		0.32	0.35	0.35	0.37	0.29	0.03		0.32	0.33	0.34	0.36
Net realized and unrealized gain (loss) on investments	0.35	0.04		(0.65)	0.33	–	0.16	0.40	0.03		(0.66)	0.43	(0.02)	0.12

Total from investment operations	0.65	0.07		(0.33)	0.68	0.35	0.53	0.69	0.06		(0.34)	0.76	0.32	0.48
Less Distributions:
Distributions from net investment income	(0.30)	(0.03)		(0.32)	(0.35)	(0.35)	(0.37)	(0.29)	(0.03)		(0.32)	(0.33)	(0.34)	(0.36)
Distributions from capital gains	(0.19)	–		(0.09)	(0.01)	(0.06)	(0.05)	(0.05)	–		(0.08)	(0.04)	(0.09)	(0.05)

Total distributions	(0.49)	(0.03)		(0.41)	(0.36)	(0.41)	(0.42)	(0.34)	(0.03)		(0.40)	(0.37)	(0.43)	(0.41)
Net increase (decrease) in net asset value	0.16	0.04		(0.74)	0.32	(0.06)	0.11	0.35	0.03		(0.74)	0.39	(0.11)	0.07
Net Asset Value at end of period	$11.70	$11.54		$11.50	$12.24	$11.92	$11.98	$11.08	$10.73		$10.70	$11.44	$11.05	$11.16
Total Return (%)[2]	5.82	0.57	[4]	(2.77)	5.75	3.10	4.54	6.52	0.52[4]	[4]	(3.03)	7.02	3.02	4.43
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$23,100	$23,408		$23,215	$26,117	$25,009	$26,170	$28,415	$27,805		$28,328	$31,526	$31,319	$29,347
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.85	0.85	[5]	0.85	0.98	1.03	1.03	0.85	0.85	[5]	0.85	1.00	1.06	1.06
After reimbursement of expenses by Adviser (%)	0.85	0.85	[5]	0.85	–	–	–	0.85	0.85	[5]	0.85	–	–	–
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.63	2.58	[5]	2.71	2.88	3.03	3.10	2.65	2.79	[5]	2.92	2.97	3.11	3.26
Portfolio turnover (%)[3]	16	–	[4]	14	12	7	19	30	6	[4]	24	13	13	19

	GOVERNMENT BOND FUND*							HIGH QUALITY BOND FUND*

	CLASS Y							CLASS Y

	Year Ended							Year Ended
	October 31,			Year Ended December 31,				October 31,			Year Ended December 31,

	2014	2013[7]		2012	2011	2010	2009	2014	2013[7]		2012	2011	2010	2009

Net Asset Value at beginning of period	$10.65	$10.80		$10.82	$10.72	$10.63	$10.81	$11.07	$11.21		$11.15	$10.94	$10.68	$10.47
Income from Investment Operations:
Net investment income[1]	0.11	0.11		0.15	0.20	0.26	0.27	0.11	0.09		0.13	0.16	0.19	0.20
Net realized and unrealized gain (loss) on investments	(0.03)	(0.15)		0.01	0.19	0.10	(0.15)	0.01	(0.13)		0.10	0.22	0.27	0.21

Total from investment operations	0.08	(0.04)		0.16	0.39	0.36	0.12	0.12	0.04		0.23	0.38	0.46	0.41
Less Distributions:
Distributions from net investment income	(0.11)	(0.11)		(0.15)	(0.20)	(0.26)	(0.27)	(0.11)	(0.08)		(0.13)	(0.16)	(0.19)	(0.20)
Distributions from capital gains	(0.04)	–		(0.03)	(0.09)	(0.01)	(0.03)	(0.04)	(0.02)		(0.04)	(0.01)	(0.01)	–

Total distributions	(0.15)	(0.11)		(0.18)	(0.29)	(0.27)	(0.30)	(0.15)	(0.10)		(0.17)	(0.17)	(0.20)	(0.20)
Net increase (decrease) in net asset value	(0.07)	(0.15)		(0.02)	0.10	0.09	(0.18)	(0.03)	(0.14)		0.06	0.21	0.26	0.21
Net Asset Value at end of period	$10.58	$10.65		$10.80	$10.82	$10.72	$10.63	$11.04	$11.07		$11.21	$11.15	$10.94	$10.68
Total Return (%)[2]	0.76	(0.41)	[4]	1.44	3.65	3.40	1.19	1.12	(0.35)	[4]	2.04	3.53	4.35	3.99
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,864	$4,364		$6,123	$5,328	$5,048	$4,300	$118,082	$132,688		$109,694	$104,849	$52,388	$26,382
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.65	0.65	[5]	0.61	0.69	0.68	0.69	0.49	0.49	[5]	0.49	0.49	0.49	0.49
After reimbursement of expenses by Adviser (%)	0.55	0.55	[5]	0.61	–	–	–	0.49	0.49	[5]	–	–	–	–
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.99	1.14	[5]	1.38	1.81	2.39	2.55	1.00	0.99	[5]	1.15	1.48	1.76	2.21
Portfolio turnover (%)[3]	24	14	[4]	23	45	20	38	20	30	[4]	29	9	21	11

*	The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
[1]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 1 month of information.
[7]	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.

See accompanying Notes to Financial Statements.

60

Madison Funds | October 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

	CORE BOND FUND

	CLASS A					CLASS B

	Year Ended October 31,					Year Ended October 31,

	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$10.21	$10.66	$10.59	$10.46	$10.11	$10.22	$10.67	$10.59	$10.46	$10.12
Income from Investment Operations:
Net investment income[1]	0.22	0.26	0.26	0.26	0.25	0.14	0.18	0.18	0.19	0.17
Net realized and unrealized gain (loss) on investments	0.09	(0.46)	0.07	0.13	0.35	0.08	(0.46)	0.08	0.12	0.34

Total from investment operations	0.31	(0.20)	0.33	0.39	0.60	0.22	(0.28)	0.26	0.31	0.51
Less Distributions:
Distributions from net investment income	(0.22)	(0.25)	(0.26)	(0.26)	(0.25)	(0.14)	(0.17)	(0.18)	(0.18)	(0.17)
Distributions from capital gains	(0.05)	–	–	–	–	(0.05)	–	–	–	–

Total distributions	(0.27)	(0.25)	(0.26)	(0.26)	(0.25)	(0.19)	(0.17)	(0.18)	(0.18)	(0.17)
Net increase (decrease) in net asset value	0.04	(0.45)	0.07	0.13	0.35	0.03	(0.45)	0.08	0.13	0.34
Net Asset Value at end of period	$10.25	$10.21	$10.66	$10.59	$10.46	$10.25	$10.22	$10.67	$10.59	$10.46
Total Return (%)[2]	3.04	(1.92)	3.11	3.81	5.97	2.18	(2.65)	2.43	3.04	5.08
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$33,973	$40,104	$45,671	$43,775	$44,238	$3,445	$4,433	$6,088	$5,678	$8,388
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.90	0.90	0.90	0.90	0.90	1.65	1.65	1.65	1.65	1.65
After reimbursement of expenses by Adviser (%)	0.90	0.90	0.90	0.90	0.90	1.65	1.65	1.65	1.65	1.65
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.10	2.42	2.41	2.54	2.42	1.36	1.68	1.66	1.78	1.68
Portfolio turnover (%)[3]	41	24	6	12	7	41	24	6	12	7

	CORE BOND FUND							CORPORATE BOND FUND*

	CLASS Y					CLASS R6		CLASS Y

	Year Ended October 31,					Year	Inception	Year Ended October 31,		Year Ended December 31,
						Ended	to
	2014	2013	2012	2011	2010	10/31/14	10/31/13[6]	2014	2013[8]	2012	2011	2010	2009

Net Asset Value at beginning of period	$10.19	$10.64	$10.58	$10.46	$10.11	$10.20	$10.53	$11.27	$11.67	$11.27	$10.81	$10.68	$10.16
Income from Investment Operations:
Net investment income[1]	0.23	0.28	0.29	0.29	0.27	0.20	0.14	0.25	0.19	0.24	0.22	0.48	0.53
Net realized and unrealized gain (loss) on investments	0.09	(0.45)	0.06	0.12	0.35	0.13	(0.34)	0.22	(0.38)	0.39	0.61	0.13	0.52

Total from investment operations	0.32	(0.17)	0.35	0.41	0.62	0.33	(0.20)	0.47	(0.19)	0.63	0.83	0.61	1.05
Less Distributions:
Distributions from net investment income	(0.24)	(0.28)	(0.29)	(0.29)	(0.27)	(0.24)	(0.13)	(0.25)	(0.19)	(0.23)	(0.36)	(0.48)	(0.53)
Distributions from capital gains	(0.05)	–	–	–	–	(0.05)	–	–	(0.02)	(0.00)[7]	(0.01)	–	–

Total distributions	(0.29)	(0.28)	(0.29)	(0.29)	(0.27)	(0.29)	(0.13)	(0.25)	(0.21)	(0.23)	(0.37)	(0.48)	(0.53)
Net increase (decrease) in net asset value	0.03	(0.45)	0.06	0.12	0.35	0.04	(0.33)	0.22	(0.40)	0.40	0.46	0.13	0.52
Net Asset Value at end of period	$10.22	$10.19	$10.64	$10.58	$10.46	$10.24	$10.20	$11.49	$11.27	$11.67	$11.27	$10.81	$10.68
Total Return (%)[2]	3.23	(1.65)	3.36	4.03	6.23	3.32	(1.86)[4]	4.21	(1.58)[4]	5.72	7.83	5.81	10.58
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$187,790	$109,247	$74,486	$145,125	$164,190	$10	$10	$27,010	$19,743	$19,813	$17,550	$1,069	$987
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.65	0.65	0.65	0.65	0.65	0.54	0.53 [5]	0.65	0.65 [5]	0.67	0.69	0.06	–
After reimbursement of expenses by Adviser (%)	0.65	0.65	0.65	0.65	0.65	0.54	0.53 [5]	0.65	0.65 [5]	–	–	–	–
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.30	2.64	2.64	2.79	2.67	1.99	2.71 [5]	2.22	2.05 [5]	2.04	1.98	4.44	5.05
Portfolio turnover (%)[3]	41	24	6	12	7	41	24 [4]	31	10 [4]	11	10	14	18

*	The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
[1]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[4]	Not annualized.
[5]	Annualized.
[6]	Commenced investment operations at the close of business on April 22, 2013.
[7]	Amounts represent less than $0.005 per share.
[8]	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.

See accompanying Notes to Financial Statements.

61

Madison Funds | October 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

	HIGH INCOME FUND

	CLASS A					CLASS B					CLASS Y

	Year Ended October 31,					Year Ended October 31,					Year Ended October 31,

	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$7.15	$7.15	$6.95	$7.10	$6.66	$7.30	$7.26	$7.05	$7.19	$6.74	$7.09	$7.10	$6.92	$7.09	$6.65
Income from Investment Operations:
Net investment income[1]	0.35	0.41	0.45	0.48	0.51	0.30	0.37	0.40	0.44	0.46	1.02	0.45	0.47	0.49	0.52
Net realized and unrealized gain (loss) on investments	–	0.03	0.20	(0.16)	0.43	–	0.03	0.20	(0.17)	0.44	(0.65)	0.01	0.19	(0.16)	0.44

Total from investment operations	0.35	0.44	0.65	0.32	0.94	0.30	0.40	0.60	0.27	0.90	0.37	0.46	0.66	0.33	0.96
Less Distributions:
Distributions from net investment income	(0.36)	(0.44)	(0.45)	(0.47)	(0.50)	(0.30)	(0.36)	(0.39)	(0.41)	(0.45)	(0.38)	(0.47)	(0.48)	(0.50)	(0.52)
Distributions from capital gains	(0.35)	–	–	–	–	(0.35)	–	–	–	–	(0.35)	–	–	–	–

Total distributions	(0.71)	(0.44)	(0.45)	(0.47)	(0.50)	(0.65)	(0.36)	(0.39)	(0.41)	(0.45)	(0.73)	(0.47)	(0.48)	(0.50)	(0.52)
Net increase (decrease) in net asset value	(0.36)	(0.00)	0.20	(0.15)	0.44	(0.35)	0.04	0.21	(0.14)	0.45	(0.36)	(0.01)	0.18	(0.17)	0.44
Net Asset Value at end of period	$6.79	$7.15	$7.15	$6.95	$7.10	$6.95	$7.30	$7.26	$7.05	$7.19	$6.73	$7.09	$7.10	$6.92	$7.09
Total Return (%)[2]	5.20	6.29	9.67	4.61	14.73	4.47	5.60	8.74	3.89	13.86	5.59	6.68	9.92	4.81	15.04
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$28,596	$28,530	$27,061	$25,299	$24,986	$2,267	$2,566	$2,983	$3,023	$4,571	$388	$17,449	$53,121	$81,572	$94,907
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.00	1.00	1.00	1.00	1.00	1.75	1.75	1.75	1.75	1.75	0.75	0.75	0.75	0.75	0.75
After reimbursement of expenses by Adviser (%)	1.00	1.00	1.00	1.00	1.00	1.75	1.75	1.75	1.75	1.75	0.75	0.75	0.75	0.75	0.75
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	5.05	5.63	6.35	6.73	7.38	4.30	4.89	5.60	6.01	6.62	5.36	5.95	6.61	7.00	7.61
Portfolio turnover (%)[3]	52	28	36	55	47	52	28	36	55	47	52	28	36	55	47

	DIVERSIFIED INCOME FUND

	CLASS A					CLASS B					CLASS C

											Year Ended		Inception
	Year Ended October 31,					Year Ended October 31,					October 31,		to

	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010	2014	2013	10/31/12[4]

Net Asset Value at beginning of period	$13.89	$12.54	$11.68	$11.16	$10.17	$13.98	$12.61	$11.74	$11.22	$10.22	$13.97	$12.61	$12.53
Income from Investment Operations:
Net investment income[1]	0.23	0.24	0.26	0.29	0.34	0.13	0.13	0.18	0.20	0.26	0.13	0.13	0.04
Net realized and unrealized gain on investments	0.90	1.35	0.86	0.52	0.98	0.90	1.37	0.86	0.52	0.99	0.91	1.36	0.08

Total from investment operations	1.13	1.59	1.12	0.81	1.32	1.03	1.50	1.04	0.72	1.25	1.04	1.49	0.12
Less Distributions:
Distributions from net investment income	(0.23)	(0.24)	(0.26)	(0.29)	(0.33)	(0.13)	(0.13)	(0.17)	(0.20)	(0.25)	(0.13)	(0.13)	(0.04)

Total distributions	(0.23)	(0.24)	(0.26)	(0.29)	(0.33)	(0.13)	(0.13)	(0.17)	(0.20)	(0.25)	(0.13)	(0.13)	(0.04)
Net increase in net asset value	0.90	1.35	0.86	0.52	0.99	0.90	1.37	0.87	0.52	1.00	0.91	1.36	0.08
Net Asset Value at end of period	$14.79	$13.89	$12.54	$11.68	$11.16	$14.88	$13.98	$12.61	$11.74	$11.22	$14.88	$13.97	$12.61
Total Return (%)[2]	8.22	12.76	9.69	7.32	13.15	7.37	11.99	8.89	6.47	12.35	7.38	11.91	0.94	[5]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$119,364	$105,521	$86,952	$72,913	$73,040	$14,378	$14,297	$14,387	$15,906	$18,511	$11,545	$6,732	$924
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.10	1.10	1.10	1.10	1.10	1.85	1.85	1.85	1.85	1.85	1.85	1.84	1.83	[6]
After reimbursement of expenses by Adviser (%)	1.10	1.10	1.10	1.10	1.10	1.85	1.85	1.85	1.85	1.85	1.85	1.84	1.83	[6]
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.61	1.75	2.14	2.51	3.10	0.86	1.01	1.42	1.77	2.35	0.83	0.88	0.83	[6]
Portfolio turnover (%)[3]	23	18	21	17	24	23	18	21	17	24	23	18	21	[5]

[1]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[4]	Commenced investment operations July 31, 2012.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

62

Madison Funds | October 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

	COVERED CALL & EQUITY INCOME FUND[1]

	CLASS A						CLASS C				CLASS Y

	Year Ended October 31,				Inception		Year Ended October 31,		Inception		Year Ended October 31,				Inception

					to				to						to
	2014	2013	2012	2011	10/31/10[2]		2014	2013	10/31/12[9]		2014	2013	2012	2011	10/31/10[2]

Net Asset Value at beginning of period	$9.99	$9.76	$9.76	$10.27	$10.00		$9.89	$9.74	$9.66		$10.08	$9.82	$9.81	$10.29	$10.00
Income from Investment Operations:
Net investment income (loss)[3]	0.08	0.02	0.00 [8]	0.00 [8]	(0.04)		0.08	0.20	0.00	[8]	0.22	(0.28)	0.00 [8]	0.03	(0.04)
Net realized and unrealized gain on investments	0.77	1.12	0.82	0.50	0.71		0.69	0.86	0.28		0.67	1.45	0.84	0.50	0.73

Total from investment operations	0.85	1.14	0.82	0.50	0.67		0.77	1.06	0.28		0.89	1.17	0.84	0.53	0.69
Less Distributions:
Distributions from net investment income	(0.60)	(0.60)	–	–	–		(0.60)	(0.60)	–		(0.62)	(0.60)	(0.02)	–	–
Distributions from capital gains	(0.32)	(0.31)	(0.82)	(1.01)	(0.40)		(0.32)	(0.31)	(0.20)		(0.32)	(0.31)	(0.81)	(1.01)	(0.40)

Total distributions	(0.92)	(0.91)	(0.82)	(1.01)	(0.40)		(0.92)	(0.91)	(0.20)		(0.94)	(0.91)	(0.83)	(1.01)	(0.40)
Net increase (decrease) in net asset value	(0.07)	0.23	–	(0.51)	0.27		(0.15)	0.15	0.08		(0.05)	0.26	0.01	(0.48)	0.29
Net Asset Value at end of period	$9.92	$9.99	$9.76	$9.76	$10.27		$9.74	$9.89	$9.74		$10.03	$10.08	$9.82	$9.81	$10.29
Total Return (%)[4]	8.90	12.29	8.61	5.22	7.03	[5]	8.01	11.44	2.88	[5]	9.08	12.60	8.73	5.51	7.23	[5]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$11,373	$7,559	$6,297	$4,072	$2,886		$4,805	$2,258	$527		$43,891	$29,307	$81,779	$63,395	$32,634
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.25	1.25	1.24	1.25	1.25	[6]	1.75	2.00	1.96	[6]	1.03	1.00	1.00	1.00	1.00	[6]
After reimbursement of expenses by Adviser (%)	1.25	1.25	1.24	1.25	1.25	[6]	1.75	2.00	1.96	[6]	1.03	1.00	1.00	1.00	1.00	[6]
Ratio of net investment income (loss) to average net assets
After reimbursement of expenses by Adviser (%)	(0.30)	(0.12)	(0.15)	(0.44)	(0.64)[6]		(0.82)	(0.91)	(0.89)[6]		(0.06)	0.14	0.09	(0.15)	(0.46)[6]
Portfolio turnover (%)[7]	139	100	84	107	58	[5]	139	100	84	[5]	139	100	84	107	58	[5]

	COVERED CALL &
	EQUITY INCOME FUND[1]				DIVIDEND INCOME FUND*

	CLASS R6				CLASS Y

	Year Ended				Year Ended
	October 31,		Inception		October 31,			Year Ended December 31,

			to
	2014	2013	10/31/12[9]		2014	2013[10]		2012	2011	2010	2009

Net Asset Value at beginning of period	$10.09	$9.82	$9.72		$21.94	$17.90		$17.17	$17.50	$16.39	$13.29
Income from Investment Operations:
Net investment income[3]	0.13	0.04	0.00	[8]	0.38	0.28		0.36	0.20	0.19	0.17
Net realized and unrealized gain on investments	0.78	1.14	0.30		2.29	4.03		1.50	0.10	1.11	3.10

Total from investment operations	0.91	1.18	0.30		2.67	4.31		1.86	0.30	1.30	3.27
Less Distributions:
Distributions from net investment income	(0.62)	(0.60)	–		(0.38)	(0.27)		(0.35)	(0.20)	(0.19)	(0.17)
Distributions from capital gains	(0.32)	(0.31)	(0.20)		(0.64)	–		(0.78)	(0.43)	–	–

Total distributions	(0.94)	(0.91)	(0.20)		(1.02)	(0.27)		(1.13)	(0.63)	(0.19)	(0.17)
Net increase (decrease) in net asset value	(0.03)	0.27	0.10		1.65	4.04		0.73	(0.33)	1.11	3.10
Net Asset Value at end of period	$10.06	$10.09	$9.82		$23.59	$21.94		$17.90	$17.17	$17.50	$16.39
Total Return (%)[4]	9.29	12.75	3.07	[5]	12.42	24.18	[5]	10.86	1.73	8.02	24.82
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$152	$116	103		$21,518	$18,658		$13,263	$11,189	$12,256	$12,119
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.87	0.87	0.86	[6]	1.10	1.10	[6]	1.17	1.25	1.24	1.25
After reimbursement of expenses by Adviser (%)	0.87	0.87	0.86	[6]	0.95	0.95	[6]	1.09	–	–	–
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.10	0.21	0.17	[6]	1.66	1.66	[6]	1.95	–	–	–
Portfolio turnover (%)[7]	139	100	84	[5]	29	16	[5]	61	56	39	57

*	The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
[1]	Prior to close of business on February 28, 2014, the Fund was known as the Equity Income Fund. See Note 1.
[2]	Fund was seeded on October 31, 2009.
[3]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[4]	Total return without applicable sales charge.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[8]	Amounts represent less than $0.005 per share.
[9]	Class was launched on July 31, 2012.
[10]	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.

See accompanying Notes to Financial Statements.

63

Madison Funds | October 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

	LARGE CAP VALUE FUND

	CLASS A					CLASS B					CLASS Y

	Year Ended October 31,					Year Ended October 31,					Year Ended October 31,

	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$17.04	$13.99	$12.42	$11.40	$10.57	$16.74	$13.74	$12.21	$11.20	$10.38	$17.06	$14.01	$12.44	$11.42	$10.58
Income from Investment Operations:
Net investment income[1]	0.13	0.18	0.21	0.18	0.12	0.04	0.12	0.16	0.12	0.06	0.19	0.19	0.22	0.23	0.15
Net realized and unrealized gain on investments	2.15	3.07	1.55	0.98	0.85	2.07	2.98	1.47	0.94	0.82	2.14	3.10	1.57	0.97	0.86

Total from investment operations	2.28	3.25	1.76	1.16	0.97	2.11	3.10	1.63	1.06	0.88	2.33	3.29	1.79	1.20	1.01
Less Distributions:
Distributions from net investment income	(0.14)	(0.20)	(0.19)	(0.14)	(0.14)	(0.01)	(0.10)	(0.10)	(0.05)	(0.06)	(0.19)	(0.24)	(0.22)	(0.18)	(0.17)

Total distributions	(0.14)	(0.20)	(0.19)	(0.14)	(0.14)	(0.01)	(0.10)	(0.10)	(0.05)	(0.06)	(0.19)	(0.24)	(0.22)	(0.18)	(0.17)
Net increase in net asset value	2.14	3.05	1.57	1.02	0.83	2.10	3.00	1.53	1.01	0.82	2.14	3.05	1.57	1.02	0.84
Net Asset Value at end of period	$19.18	$17.04	$13.99	$12.42	$11.40	$18.84	$16.74	$13.74	$12.21	$11.20	$19.20	$17.06	$14.01	$12.44	$11.42
Total Return (%)[2]	13.47	23.58	14.37	10.27	9.22	12.61	22.69	13.41	9.52	8.45	13.74	23.86	14.64	10.53	9.58
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$70,495	$67,048	$58,537	$54,271	$53,520	$4,867	$5,222	$5,768	$7,199	$8,863	$128,456	$132,206	$84,545	$78,344	$90,233
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.16	1.16	1.16	1.16	1.16	1.91	1.91	1.91	1.91	1.91	0.91	0.91	0.91	0.91	0.91
After reimbursement of expenses by Adviser (%)	1.16	1.16	1.16	1.16	1.16	1.91	1.91	1.91	1.91	1.91	0.91	0.91	0.91	0.91	0.91
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.69	1.12	1.51	1.44	1.07	(0.06)	0.40	0.79	0.70	0.31	0.92	1.33	1.76	1.69	1.31
Portfolio turnover (%)[3]	85	33	25	39	70	85	33	25	39	70	85	33	25	39	70

	INVESTORS FUND*

	CLASS A			CLASS Y							CLASS R6

	Year	Inception		Year Ended							Year	Inception
	Ended	to		October 31,			Year Ended December 31,				Ended	to

	10/31/14	10/31/13[6]		2014	2013[7]		2012	2011	2010	2009	10/31/14	10/31/13[6]

Net Asset Value at beginning of period	$22.49	$22.06		$22.50	$18.56		$16.40	$16.55	$15.07	$11.31	$22.51	$22.06
Income from Investment Operations:
Net investment income[1]	0.03	–		0.12	0.10		0.13	0.15	0.09	0.05	0.17	–
Net realized and unrealized gain (loss) on investments	3.18	0.43		3.15	3.94		2.17	(0.15)	1.48	3.76	3.16	0.45

Total from investment operations	3.21	0.43		3.27	4.04		2.30	–	1.57	3.81	3.33	0.45
Less Distributions:
Distributions from net investment income	(0.01)	–		(0.02)	(0.10)		(0.14)	(0.15)	(0.09)	(0.05)	(0.02)	–
Distributions from capital gains	(0.68)	–		(0.68)	–		–	–	–	–	(0.68)	–

Total distributions	(0.69)	–		(0.70)	(0.10)		(0.14)	(0.15)	(0.09)	(0.05)	(0.70)	–
Net increase (decrease) in net asset value	2.52	0.43		2.57	3.94		2.16	(0.15)	1.48	3.76	2.63	0.45
Net Asset Value at end of period	$25.01	$22.49		$25.07	$22.50		$18.56	$16.40	$16.55	$15.07	$25.14	$22.51
Total Return (%)[2]	14.55	1.95	[4]	14.84	21.78	[4]	14.05	–	10.44	33.73	15.10	2.04	[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,340	$280		$166,819	$196,164		$35,176	$36,339	$42,882	$39,684	$5,200	$7,234
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.28	1.20	[5]	1.02	1.04	[5]	1.05	0.99	0.99	1.00	0.69	0.65	[5]
After reimbursement of expenses by Adviser (%)	1.13	1.06	[5]	0.87	0.89	[5]	0.97	–	–	–	0.64	0.56	[5]
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.15	(0.22)[5]		0.43	0.41	[5]	0.75	–	–	–	0.65	0.23	[5]
Portfolio turnover (%)[3]	52	34	[4]	52	34	[4]	47	36	41	74	52	34	[4]

*	The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
[1]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[4]	Not annualized.
[5]	Annualized.
[6]	Class was launched on September 20, 2013.
[7]	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.

See accompanying Notes to Financial Statements.

64

Madison Funds | October 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

	LARGE CAP GROWTH FUND

	CLASS A					CLASS B					CLASS Y

	Year Ended October 31,					Year Ended October 31,					Year Ended October 31,

	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$21.06	$17.18	$16.00	$15.20	$13.15	$19.02	$15.61	$14.64	$13.99	$12.16	$21.24	$17.33	$16.11	$15.30	$13.23
Income from Investment Operations:
Net investment income (loss)[2]	0.05	0.07	0.01	(0.01)	0.02	(0.17)	(0.12)	(0.12)	(0.13)	(0.08)	0.09	0.11	0.06	0.04	0.07
Net realized and unrealized gain on investments	3.17	3.88	1.17	0.83	2.08	2.92	3.56	1.09	0.78	1.91	3.22	3.91	1.18	0.82	2.08

Total from investment operations	3.22	3.95	1.18	0.82	2.10	2.75	3.44	0.97	0.65	1.83	3.31	4.02	1.24	0.86	2.15
Less Distributions:
Distributions from net investment income	–	(0.07)	–	(0.02)	(0.05)	–	(0.03)	–	–	–	(0.05)	(0.11)	(0.02)	(0.05)	(0.08)
Distributions from capital gains	(0.78)	–	–	–	–	(0.78)	–	–	–	–	(0.78)	–	–	–	–

Total distributions	(0.78)	(0.07)	–	(0.02)	(0.05)	(0.78)	(0.03)	–	–	–	(0.83)	(0.11)	(0.02)	(0.05)	(0.08)
Net increase in net asset value	2.44	3.88	1.18	0.80	2.05	1.97	3.41	0.97	0.65	1.83	2.48	3.91	1.22	0.81	2.07
Net Asset Value at end of period	$23.50	$21.06	$17.18	$16.00	$15.20	$20.99	$19.02	$15.61	$14.64	$13.99	$23.72	$21.24	$17.33	$16.11	$15.30
Total Return (%)[3]	15.63	23.05	7.38	5.39	15.96	14.76	22.08	6.63	4.65	15.05	15.94	23.33	7.72	5.63	16.26
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$64,468	$59,187	$49,824	$48,068	$48,389	$4,726	$5,102	$5,731	$7,581	$9,698	$118,009	$92,067	$63,956	$61,122	$94,475
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.20	1.20	1.20	1.20	1.20	1.95	1.95	1.95	1.95	1.95	0.95	0.95	0.95	0.95	0.95
After reimbursement of expenses by Adviser (%)	1.20	1.20	1.20	1.20	1.20	1.95	1.95	1.95	1.95	1.95	0.95	0.95	0.95	0.95	0.95
Ratio of net investment income (loss) to average net assets
After reimbursement of expenses by Adviser (%)	0.20	0.34	0.08	(0.05)	0.13	(0.54)	(0.37)	(0.68)	(0.79)	(0.62)	0.44	0.57	0.33	0.22	0.38
Portfolio turnover (%)[6]	40	58	71	77	79	40	58	71	77	79	40	58	71	77	79

	MID CAP FUND*

	CLASS A			CLASS B			CLASS Y							CLASS R6

	Year	Inception		Year	Inception		Year Ended							Year Ended			Year
	Ended	to		Ended	to		October 31,			Year Ended December 31,				October 31,			Ended

	10/31/14	10/31/13[1]		10/31/14	10/31/13[1]		2014	2013[8]		2012[7]	2011[7]	2010[7]	2009[7]	2014	2013[8]		12/31/12[7,9]

Net Asset Value at beginning of period	$9.48	$8.41		$8.55	$7.62		$9.66	$8.31		$7.45	$7.40	$6.11	$4.91	$9.68	$8.30		$7.42
Income from Investment Operations:
Net investment income (loss)[2]	(0.04)	(0.03)		(0.14)	(0.06)		(0.02)	(0.02)		–	(0.01)	(0.02)	(0.02)	0.02	0.01		0.08
Net realized and unrealized gain on investments	1.01	1.10		0.95	0.99		1.03	2.11		1.17	0.39	1.31	1.22	1.03	2.11		1.12

Total from investment operations	0.97	1.07		0.81	0.93		1.01	2.09		1.17	0.38	1.29	1.20	1.05	2.12		1.20
Less Distributions:
Distributions from net investment income	–	–		–	–			–		–	–	–	–	–	–		(0.01)
Distributions from capital gains	(0.67)	–		(0.67)	–		(0.67)	(0.74)		(0.31)	(0.33)	–	–	(0.67)	(0.74)		(0.31)

Total distributions	(0.67)	–		(0.67)	–		(0.67)	(0.74)		(0.31)	(0.33)	–	–	(0.67)	(0.74)		(0.32)
Net increase in net asset value	0.30	1.07		0.14	0.93		0.34	1.35		0.86	0.05	1.29	1.20	0.38	1.38		0.88
Net Asset Value at end of period	$9.78	$9.48		$8.69	$8.55		$10.00	$9.66		$8.31	$7.45	$7.40	$6.11	$10.06	$9.68		$8.30
Total Return (%)[3]	10.65	12.72	[4]	9.89	12.20	[4]	10.88	22.68	[4]	15.69	5.10	21.15	24.51	11.29	23.05	[4]	7.34	[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$57,117	$56,578		$4,235	$5,476		$224,181	$255,263		$168,428	$160,328	$159,413	$140,548	$5,118	$6,270		$4,856
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.40	1.40	[5]	2.15	2.15	[5]	1.15	1.15	[5]	1.20	1.25	1.25	1.26	0.77	0.77	[5]	0.76	[5]
After reimbursement of expenses by Adviser (%)	1.40	1.40	[5]	2.15	2.15	[5]	1.15	1.15	[5]	–	–	–	–	0.77	0.77	[5]	–
Ratio of net investment income (loss) to average net assets
After reimbursement of expenses by Adviser (%)	(0.42)	(0.64)[5]		(1.19)	(1.39)[5]		(0.17)	(0.29)[5]		0.00	(0.20)	(0.26)	(0.36)	0.20	0.11	[5]	1.19	[5]
Portfolio turnover (%)[6]	33	21	[4]	33	21	[4]	33	21	[4]	28	32	57	63	33	21	[4]	28	[4]

*	The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
[1]	For accounting purposes, the Mid-Cap Fund Class A & B are treated as having commenced investment operations at the close of business on April 19, 2013.
[2]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[7]	The financial highlights prior to April 22, 2013 are those of the Madison Mosaic Mid Cap Fund, the accounting survivor of the reorganization of the Madison Mid Cap and Madison Mosaic Mid Cap Funds. The net asset values and other per share information of the Madison Mosaic Mid Cap Fund have been restated by the conversion ratio of 1.5634 for Class Y shares and 1.5696 for Class R6 shares to reflect those of the legal survivor of the reorganization, the Madison Mosaic Mid Cap Fund, which was renamed the Madison Mid Cap Fund after reorganization.
[8]	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.
[9]	Class was launched on February 29, 2012.

See accompanying Notes to Financial Statements.

65

Madison Funds | October 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

	SMALL CAP FUND

	CLASS A					CLASS B					CLASS Y

	Year Ended October 31,					Year Ended October 31,					Year Ended October 31,

	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$14.87	$11.81	$10.79	$9.93	$8.24	$14.38	$11.45	$10.55	$9.78	$8.18	$14.88	$11.82	$10.77	$9.91	$8.22
Income from Investment Operations:
Net investment income (loss)[2]	0.06	0.02	0.06	0.04	0.00 [7]	(0.05)	(0.06)	(0.02)	(0.06)	(0.07)	0.07	0.02	0.10	0.07	0.03
Net realized and unrealized gain on investments	0.88	3.68	1.31	0.86	1.70	0.85	3.56	1.27	0.86	1.67	0.91	3.71	1.30	0.85	1.69

Total from investment operations	0.94	3.70	1.37	0.90	1.70	0.80	3.50	1.25	0.80	1.60	0.98	3.73	1.40	0.92	1.72
Redemption Fees	–	–	–	0.01	–	–	–	–	–	–	–	–	–	–	–
Less Distributions:
Distributions from net investment income	–	(0.09)	–	(0.05)	(0.01)	–	(0.02)	–	(0.03)	–	(0.00)[7]	(0.12)	–	(0.06)	(0.03)
Distributions from capital gains	(0.60)	(0.55)	(0.35)	–	–	(0.60)	(0.55)	(0.35)	–	–	(0.60)	(0.55)	(0.35)	–	–

Total distributions	(0.60)	(0.64)	(0.35)	(0.05)	(0.01)	(0.60)	(0.57)	(0.35)	(0.03)	–	(0.60)	(0.67)	(0.35)	(0.06)	(0.03)
Net increase in net asset value	0.34	3.06	1.02	0.86	1.69	0.20	2.93	0.90	0.77	1.60	0.38	3.06	1.05	0.86	1.69
Net Asset Value at end of period	$15.21	$14.87	$11.81	$10.79	$9.93	$14.58	$14.38	$11.45	$10.55	$9.78	$15.26	$14.88	$11.82	$10.77	$9.91
Total Return (%)[3]	6.45	32.85	13.08	9.12	20.60	5.66	31.92	12.21	8.20	19.56	6.72	33.17	13.39	9.29	20.90
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,639	$4,566	$3,941	$3,201	$2,540	$522	$497	$318	$266	$262	$60,279	$45,217	$13,808	$17,039	$29,240
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.50	1.50	1.50	1.50	1.50	2.25	2.25	2.25	2.25	2.25	1.25	1.25	1.25	1.25	1.25
After reimbursement of expenses by Adviser (%)	1.50	1.50	1.50	1.50	1.50	2.25	2.25	2.25	2.25	2.25	1.25	1.25	1.25	1.25	1.25
Ratio of net investment income (loss) to average net assets
After reimbursement of expenses by Adviser (%)	0.35	0.14	0.53	0.33	0.04	(0.40)	(0.62)	(0.22)	(0.42)	(0.72)	0.59	0.28	0.77	0.69	0.29
Portfolio turnover (%)[6]	29	22	15	15	40	29	22	15	15	40	29	22	15	15	40

	NORTHROAD INTERNATIONAL FUND*

	CLASS Y							CLASS R6

	Year Ended							Year Ended			Inception
	October 31,			Year Ended December 31,				October 31,			to

	2014	2013[8]		2012	2011	2010[9]	2009[9]	2014	20/13[8]		12/31/12[1]

Net Asset Value at beginning of period	$12.25	$10.39		$9.28	$13.30	$11.92	$10.00	$12.28	$10.39		$9.28
Income from Investment Operations:
Net investment income (loss)[2]	0.19	0.19		0.19	0.04	0.00 [7]	(0.03)	0.24	0.22		0.19
Net realized and unrealized gain (loss) on investments	(0.41)	1.67		1.09	(1.03)	2.20	3.01	(0.43)	1.67		1.11

Total from investment operations	(0.22)	1.86		1.28	(0.99)	2.20	2.98	(0.19)	1.89		1.30
Less Distributions:
Distributions from net investment income	(0.20)	–		(0.17)	(0.04)	(0.00)[7]	–	(0.20)	–		(0.19)
Distributions from capital gains	(0.29)	–		–	(2.99)	(0.82)	(1.06)	(0.29)	–		–

Total distributions	(0.49)	–		(0.17)	(3.03)	(0.82)	(1.06)	(0.49)	–		(0.19)
Net increase (decrease) in net asset value	(0.71)	1.86		1.11	(4.02)	1.38	1.92	(0.68)	1.89		1.11
Net Asset Value at end of period	$11.54	$12.25		$10.39	$9.28	$13.30	$11.92	$11.60	$12.28		$10.39
Total Return (%)[3]	(1.91)	17.90	[4]	13.76	(6.43)	18.42	29.66	(1.66)	18.19	[4]	6.70	[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$36,751	$32,616		$28,856	$1,621	$1,763	$1,056	$8,674	$12		$11
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.15	1.15	[5]	1.15	1.20	1.25	1.24	0.83	0.83	[5]	0.83	[5]
After reimbursement of expenses by Adviser (%)	1.15	1.15	[5]	–	–	–	–	0.83	0.83	[5]	–
Ratio of net investment income (loss) to average net assets
After reimbursement of expenses by Adviser (%)	1.68	2.01	[5]	1.94	0.43	0.02	(0.31)	2.67	2.33	[5]	2.33	[5]
Portfolio turnover (%)[6]	30	15	[4]	12	129	61	74	30	15	[4]	12	[4]

*
The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.

[1]	Class was launched on February 29, 2012.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[7]	Amounts represent less than $0.005 per share.
[8]	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.
[9]	Prior to June 30, 2011, the NorthRoad Internationa Fund was known as the Small/Mid-Cap Fund. Inception of the fund was December 31, 2008.

See accompanying Notes to Financial Statements.

66

Madison Funds | October 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

	INTERNATIONAL STOCK FUND

	CLASS A					CLASS B					CLASS Y

	Year Ended October 31,					Year Ended October 31,					Year Ended October 31,

	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$13.16	$10.81	$10.12	$10.58	$9.94	$12.87	$10.58	$9.92	$10.39	$9.76	$13.18	$10.82	$10.13	$10.59	$9.95
Income from Investment Operations:
Net investment income[2]	0.16	0.13	0.14	0.16	0.12	0.10	0.07	0.09	0.08	0.05	0.73	0.13	0.18	0.21	0.22
Net realized and unrealized gain (loss) on investments	(0.02)	2.35	0.76	(0.47)	0.77	(0.06)	2.28	0.72	(0.47)	0.75	(0.56)	2.38	0.75	(0.49)	0.69

Total from investment operations	0.14	2.48	0.90	(0.31)	0.89	0.04	2.35	0.81	(0.39)	0.80	0.17	2.51	0.93	(0.28)	0.91
Less Distributions:
Distributions from net investment income	(0.10)	(0.13)	(0.21)	(0.15)	(0.25)	(0.02)	(0.06)	(0.15)	(0.08)	(0.17)	(0.13)	(0.15)	(0.24)	(0.18)	(0.27)

Total distributions	(0.10)	(0.13)	(0.21)	(0.15)	(0.25)	(0.02)	(0.06)	(0.15)	(0.08)	(0.17)	(0.13)	(0.15)	(0.24)	(0.18)	(0.27)
Net increase (decrease) in net asset value	0.04	2.35	0.69	(0.46)	0.64	0.02	2.29	0.66	(0.47)	0.63	0.04	2.36	0.69	(0.46)	0.64
Net Asset Value at end of period	$13.20	$13.16	$10.81	$10.12	$10.58	$12.89	$12.87	$10.58	$9.92	$10.39	$13.22	$13.18	$10.82	$10.13	$10.59
Total Return (%)[4]	1.09	23.11	9.23	(3.00)	9.01	0.31	22.26	8.39	(3.77)	8.26	1.29	23.44	9.61	(2.85)	9.28
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$23,012	$24,571	$21,002	$20,763	$23,505	$2,061	$2,946	$3,206	$3,872	$4,854	$7,938	$34,634	$23,294	$44,358	$74,421
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.60	1.60	1.60	1.60	1.60	2.35	2.35	2.35	2.35	2.35	1.35	1.35	1.35	1.35	1.35
After reimbursement of expenses by Adviser (%)	1.60	1.60	1.60	1.60	1.60	2.35	2.35	2.35	2.35	2.35	1.35	1.35	1.35	1.35	1.35
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.13	1.02	1.35	1.45	1.19	0.29	0.28	0.59	0.72	0.43	1.65	1.26	1.36	1.70	1.42
Portfolio turnover (%)[9]	44	53	41	44	52	44	53	41	44	52	44	53	41	44	52

	HANSBERGER INTERNATIONAL GROWTH FUND*

	CLASS I								CLASS Y

	Year Ended		Year Ended December 31,						Year Ended		Year Ended December 31,

	10/31/14[1]		2013		2012		2011	2010	10/31/14[1]		2013		2012		2011	2010

Net Asset Value at beginning of period	$17.88		$15.42		$13.11		$16.16	$15.02	$17.89		$15.42		$13.11		$16.16	$15.01
Income from Investment Operations:
Net investment income[2]	0.26		0.17	[3]	0.21	[3]	0.21 [3]	0.15 [3]	0.14		0.13	[3]	0.17	[3]	0.19 [3]	0.12 [3]
Net realized and unrealized gain (loss) on investments	(1.44)		2.52		2.33		(3.06)	1.14	(1.35)		2.53		2.32		(3.07)	1.15

Total from investment operations	(1.18)		2.69		2.54		(2.85)	1.29	(1.21)		2.66		2.49		(2.88)	1.27
Less Distributions:
Distributions from net investment income	–		(0.23)		(0.23)		(0.20)	(0.15)	–		(0.19)		(0.18)		(0.17)	(0.12)

Total distributions	–		(0.23)		(0.23)		(0.20)	(0.15)	–		(0.19)		(0.18)		(0.17)	(0.12)
Net increase (decrease) in net asset value	(1.18)		2.46		2.31		(3.05)	1.14	(1.21)		2.47		2.31		(3.05)	1.15
Net Asset Value at end of period	$16.70		$17.88		$15.42		$13.11	$16.16	$16.68		$17.89		$15.42		$13.11	$16.16
Total Return (%)[4]	(6.60)[5]		17.46		19.37		(17.61)	8.63	(6.76)[5]		17.26		19.01		(17.82)	8.44
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$153,839		$262,627		$518,186		$548,110	$608,571	$2,942		$3,928		$4,410		$5,907	$9,398
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.95	[6]	0.94		0.89		0.86	0.87	1.85	[6]	1.67		1.45		1.05	1.10
After reimbursement of expenses by Adviser (%)	0.95	[6]	0.94	[7]	0.89	[8]	0.86	0.87	1.16	[6]	1.17	[10]	1.15	[11]	1.05	1.10
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.40	[6]	1.05		1.44		1.39	1.05	1.22	[6]	0.78		1.15		1.22	0.83
Portfolio turnover (%)[9]	34	[5]	48		47		62	52	34	[5]	48		47		62	52
*	The Financial Statements presented herein reflect the historical operating results of the Hansberger International Series International Growth Fund through July 31, 2014. See Note 1 for a discussion of the Fund’s reorganization.
[1]	Effective at the close of business on July 31, 2014, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.
[2]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Per share net investment income has been calculated using the average shares outstanding during the period.
[4]	Total return without applicable sales charge.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 0.92%.
[8]	Includes interest expense of 0.01%. Without this expense the ratio of net expenses would have been 0.88%.
[9]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[10]	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 1.15%.
[11]	Includes interest expense of less than 0.01%.

See accompanying Notes to Financial Statements.

67

Madison Funds | October 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

	TARGET	TARGET	TARGET	TARGET
	RETIREMENT	RETIREMENT	RETIREMENT	RETIREMENT
	2020 FUND	2030 FUND	2040 FUND	2050 FUND

	CLASS R6	CLASS R6	CLASS R6	CLASS R6

	Inception to	Inception to	Inception to	Inception to
	10/31/14[1]	10/31/14[1]	10/31/14[1]	10/31/14[1]

Net Asset Value at beginning of period	$10.00	$10.00	$10.00	$10.00
Income from Investment Operations:
Net investment income[2]	0.03	0.03	0.03	0.03
Net realized and unrealized loss on investments	(0.03)	(0.04)	(0.05)	(0.05)

Total from investment operations	–	(0.01)	(0.02)	(0.02)
Net decrease in net asset value	–	(0.01)	(0.02)	(0.02)
Net Asset Value at end of period	$10.00	9.99	9.98	$9.98
Total Return (%)[3]	– [4]	(0.10)[4]	(0.20)[4]	(0.20)[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$61,964	$82,852	$58,903	$21,266
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.32 [5]	0.32 [5]	0.32 [5]	0.32 [5]
After reimbursement of expenses by Adviser (%)	0.32 [5]	0.32 [5]	0.32 [5]	0.32 [5]
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.82 [5]	1.87 [5]	1.84 [5]	1.72 [5]
Portfolio turnover (%)[6]	48 [4]	44 [4]	46 [4]	52 [4]

[1]	Commenced investment operations August 29, 2014. See Note 1.
[2]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

68

Madison Funds | October 31, 2014

Notes to the Financial Statements

1. ORGANIZATION

Madison Funds, a Delaware business trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. As of the date of this report, the Trust offers twenty six funds (individually, a “Fund,” collectively, the “Funds”).

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of the Trust without par value. The Trust has entered into an Investment Advisory Agreement with Madison Asset Management, LLC (the “Investment Adviser” or “Madison”). The Investment Adviser, in turn, has entered into subadvisory agreements with certain subadvisers (“Subadvisers”) for the management of the investments of the High Income Fund, Small Cap Fund, NorthRoad International Fund, International Stock Fund and Hansberger International Growth Fund. Effective after the close of business on February 28, 2014, the Madison Equity Income Fund was re-named the Madison Covered Call & Equity Income Fund.

After approval at a special meeting of shareholders of the Hansberger International Growth Fund (the “Hansberger Fund” which was held on July 21, 2014, Madison assumed the investment management of the Hansberger Fund and reorganized it into the Madison Funds® after market close July 31, 2014. In a one-to-one exchange, existing Advisor Class shareholders of the Hansberger Fund became shareholders of Madison Hansberger International Growth Fund (“Acquiring Fund”) Class Y, and existing Hansberger Fund Institutional Class shareholders became shareholders of the Acquiring Fund Class I shares. While the Acquiring Fund was the legal survivor of the transaction, the predecessor Hansberger Fund was the accounting survivor of the transaction and therefore the historical performance of the predecessor Hansberger Fund was retained by the Acquiring Fund.

On August 29, 2014, Madison launched four new series of the Trust, the Madison Target Retirement 2020, 2030, 2040 and 2050 Funds, respectively. In exchange for Class R6 shares of each new series of the Trust, substantially all portfolio holdings were received in-kind from the Ultra Series Madison Target Retirement 2020, 2030, 2040 and 2050 Funds. Both the Ultra Series Target Date Funds and the Madison Target Date Funds are managed by Madison under the same portfolio management team.

The accompanying financial statements include the Cash Reserves, Tax-Free Virginia, Tax-Free National, Government Bond, High Quality Bond, Core Bond, Corporate Bond, High Income, Diversified Income, Covered Call & Equity Income, Dividend Income, Large Cap Value, Investors, Large Cap Growth, Mid Cap, Small Cap, NorthRoad International, International Stock and Hansberger International Growth Funds (collectively, the “Core Funds”), the Conservative Allocation, Moderate Allocation, and Aggressive Allocation Funds (collectively, the “Allocation Funds”) and the Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 Fund, (collectively, the “Target Date Funds”). The Tax-Free Virginia Fund invests solely in securities exempt from both federal and Virginia state income taxes, while the Tax- Free National Fund invests in securities exempt from federal taxes (together, the “Tax-Free Funds”).

The Cash Reserves Fund offers two classes of shares: Class A and B. The High Income, Large Cap Value, Large Cap Growth, Small Cap, and International Stock Funds offer three classes of shares: Class A, B and Y. The Diversified Income Fund and Allocation Funds offer three classes of shares: Class A, B and C. The Investors Fund offers three classes of shares: Class A, Y and R6. The Core Bond Fund and Mid Cap Fund offer four classes of shares: Class A, B, Y and R6. The Covered Call & Equity Income Fund offers four classes of shares: Class A, C, Y and R6. The NorthRoad International Fund offers two classes of shares: Class Y and R6. The Tax-Free Virginia, Tax-Free National, Government Bond, High Quality Bond, Corporate Bond and Dividend Income offer one class of shares: Class Y. The Hansberger International Growth Fund offers two classes of shares: Class I and Y. The Target Date Funds offer one class of shares, Class R6 shares. Each class of shares represents an interest in the assets of the respective Fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fees and servicing fees, if any, and its proportional share of Fund level expenses, is subject to its own sales charges, if any, and has exclusive voting rights on matters pertaining to Rule 12b-1 of the 1940 Act as it relates to that class and other class-specific matters.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Portfolio Valuation: Securities and other investments are valued as follows: Equity securities (including closed-end investment companies), including American Depository Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”)). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market has been reduced as a result of overall economic conditions and credit tightening. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange ((the “NYSE”) usually 4:00 p.m. Eastern Standard Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Allocation and Target Date Fund consist primarily of shares of underlying funds, the NAV of each Fund is determined based on the NAV’s of the underlying funds. Total net assets are determined by adding the current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Because the assets of the Allocation Funds consist primarily of shares of underlying funds, the NAV of each fund is determined based on the NAVs of the

Madison Funds | Notes to the Financial Statements - continued | October 31, 2014

underlying funds. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust’s Pricing Committee (the “Committee”) shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the opinion of the Investment Adviser, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation and Target Date Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these Funds. However, an underlying fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation or Target Date Fund to do the same because of delays in obtaining the underlying fund’s NAV.

A Fund’s investments (or underlying fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

Security Transactions and Investment Income: Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Repurchase Agreements: Each Fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with members of the Federal Reserve System and with “primary dealers” in U.S. Government securities. As of October 31, 2014, no funds had open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Funds’ custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a Fund could experience one of the following: delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible decreased levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

Foreign Currency Transactions: The books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

Each Fund, except the Cash Reserves Fund and the Tax-Free Funds, which can only invest in U.S. dollar-denominated foreign money market securities, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations under the heading “Net realized gain (loss) on investments”. The Covered Call & Equity Income, International Stock and Hansberger International Growth Funds had net realized losses of $12, $666,817 and $1,055,793, related to foreign currency transactions, respectively. The Small Cap, Large Cap Value and NorthRoad International Funds had net realized gains of $1,138, $431 and $13,317, respectively.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: Each Fund, except the Cash Reserves Fund and the Tax-Free Funds, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Contracts are traded over-the-counter directly with a counterparty. Realized and unrealized gains and losses are included in the Statements of Operations. As of October 31, 2014, none of the Funds had open forward foreign currency exchange contracts.

Madison Funds | Notes to the Financial Statements - continued | October 31, 2014

If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the Fund will be required to place cash or other liquid assets in a segregated account with the Fund’s custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract.

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Cash Reserves Fund, which limits the investment in illiquid securities to 5% of net assets. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the fund values it. At October 31, 2014, investments in securities of the Core Bond, Corporate Bond, High Income and Diversified Income Funds included illiquid issues. The aggregate values of illiquid securities held by the Core Bond, Corporate Bond, High Income and Diversified Income Funds were $7,707,045, $1,068,407, $249,062 and $2,059,160 respectively, which represent 3.4%, 4.0%, 0.8% and 1.4% of net assets, respectively. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above. Information concerning the illiquid securities held at October 31, 2014, which includes cost and acquisition date, is as follows:

Security	Acquisition Date	Acquisition Cost
Core Bond Fund
AARP, Inc.	5/16/02	$784,142
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	5/8/14	450,000
Apollo Management Holdings L.P.	5/27/14	997,316
ERAC USA Finance LLC	12/16/04	620,215
First Data Corp.	6/20/14	585,026
Forest Laboratories Inc.	12/5/13	200,000
Glencore Funding LLC	4/22/14	822,565
Liberty Mutual Group Inc.	Various	1,231,204
Nissan Motor Acceptance Corp.	9/20/13	499,557
Sirius XM Radio Inc.	5/1/14	525,000
Volvo Financial Equipment LLC, Series 2014-1A, Class A3	2/25/14	499,912

		$7,214,937
Corporate Bond Fund
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	5/8/14	$150,000
Apollo Management Holdings L.P.	5/27/14	249,329
Calumet Specialty Products Partners L.P. / Calumet
Finance Corp.	3/26/14	100,000
First Data Corp.	6/20/14	106,368
Forest Laboratories Inc.	12/5/13	50,000
Glencore Funding LLC	4/22/14	124,631
Liberty Mutual Group Inc.	6/13/13	99,437
Nissan Motor Acceptance Corp.	9/19/13	49,956
Sirius XM Radio Inc.	5/1/14	125,000

		$1,054,721
High Income Fund
Brand Energy & Infrastructure Services Inc.	11/22/13	$250,000
Diversified Income Fund
AARP, Inc.	5/16/02	$784,142
ERAC USA Finance LLC	12/16/04	350,556
First Data Corp	6/20/14	212,737
Glencore Funding LLC	4/22/14	264,218
Volvo Financial Equipment LLC, Series 2014-1A, Class A3	2/25/14	124,978

		$1,736,631

Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often a month or more after the purchase. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or other liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of October 31, 2014, only the Corporate Bond Fund had entered into such transactions, the market values of which are identified in the Fund’s Portfolio of Investments.

Indemnifications: Under the Funds’ organizational documents, the Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain a variety of representations and provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds. However, based on experience, management expects the risk of loss to be remote.

Fair Value Measurements: Each Fund has adopted the Financial Accounting Standards Board (the “FASB”) guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data etc.)

Madison Funds | Notes to the Financial Statements - continued | October 31, 2014

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended October 31, 2014, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of October 31, 2014, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of October 31, 2014, in valuing the Funds’ investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

	Quoted Prices In	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs	Value at
Fund	(Level 1)	(Level 2)	(Level 3)	10/31/14

Conservative Allocation	$74,929,935	$–	$–	$74,929,935
Moderate Allocation	149,827,106	–	–	149,827,106
Aggressive Allocation	61,089,200	–	–	61,089,200
Cash Reserves[1]	798,817	20,197,798	–	20,996,615
Tax-Free Virginia
Municipal Bonds	–	22,587,160	–	22,587,160
Tax-Free National
Municipal Bonds	–	28,059,250	–	28,059,250
Government Bond
Mortgage Backed Securities	–	452,201	–	452,201
U.S. Government and Agency
Obligations	–	3,356,961	–	3,356,961
Short-Term Investments	37,651	–	–	37,651

	37,651	3,809,162	–	3,846,813
High Quality Bond
Corporate Notes and Bonds	–	47,159,888	–	47,159,888
U.S. Government and Agency
Obligations	–	67,978,874	–	67,978,874
Short-Term Investments	2,147,326	–	–	2,147,326

	2,147,326	115,138,762	–	117,286,088
Core Bond
Asset Backed Securities	–	8,158,904	–	8,158,904
Commercial Mortgage Backed
Securities	–	3,185,275	–	3,185,275
Corporate Notes and Bonds	–	58,233,550	–	58,233,550
Long Term Municipal Bonds	–	19,867,016	–	19,867,016
Mortgage Backed Securities	–	47,116,466	–	47,116,466
U.S. Government and Agency
Obligations	–	80,377,486	–	80,377,486
Short-Term Investments	7,150,722	–	–	7,150,722

	7,150,722	216,938,697	–	224,089,419
Corporate Bond
Corporate Notes and Bonds	–	23,841,275	–	23,841,275
Long Term Municipal Bonds	–	2,394,456	–	2,394,456
Short-Term Investments	790,451	–	–	790,451

	790,451	26,235,731	–	27,026,182
High Income
Corporate Notes and Bonds	–	29,465,034	–	29,465,034
Short-Term Investments	1,479,144	–	–	1,479,144

	1,479,144	29,465,034	–	30,944,178
Diversified Income
Common Stocks	79,923,016	–	–	79,923,016
Asset Backed Securities	–	2,084,965	–	2,084,965
Commercial Mortgage Backed
Securities	–	671,557	–	671,557
Corporate Notes and Bonds	–	21,492,408	–	21,492,408
Long Term Municipal Bonds	–	1,380,349	–	1,380,349
Mortgage Backed Securities	–	10,552,336	–	10,552,336
U.S. Government and Agency
Obligations	–	23,534,846	–	23,534,846
Short-Term Investments	5,021,969	–	–	5,021,969

	84,944,985	59,716,461	–	144,661,446
Covered Call & Equity Income
Assets:
Common Stocks	41,676,491	–	–	41,676,491
Exchange Traded Funds	5,185,948	–	–	5,185,948
Put Options Purchased	88,875	–	–	88,875
U.S. Government and Agency
Obligations	–	3,999,844	–	3,999,844
Short-Term Investments	10,128,905	–	–	10,128,905

	57,080,219	3,999,844	–	61,080,063
Liabilities:
Options Written	1,305,539	–	–	1,305,539
Dividend Income
Common Stocks	20,912,028	–	–	20,912,028
Short-Term Investments	577,906	–	–	577,906

	21,489,934	–	–	21,489,934
Large Cap Value
Common Stocks	199,348,844	–	–	199,348,844
Short-Term Investments	2,017,279	–	–	2,017,279

	201,366,123	–	–	201,366,123
Investors
Common Stocks	158,156,388	–	–	158,156,388
Short-Term Investments	11,056,617	–	–	11,056,617

	169,213,005	–	–	169,213,005
Large Cap Growth
Common Stock	172,874,425	–	–	172,874,425
Short-Term Investments	12,794,774	–	–	12,794,774

	185,669,199	–	–	185,669,199
Mid Cap
Common Stocks	264,670,067	–	–	264,670,067
Short-Term Investments	25,916,511	–	–	25,916,511

	290,586,578	–	–	290,586,578
Small Cap
Common Stocks	61,491,970	783,797	–	62,275,767
Short-Term Investments	4,705,503	–	–	4,705,503

	66,197,473	783,797	–	66,981,270
NorthRoad International
Common Stocks
Australia	1,027,777	–	–	1,027,777
Brazil	673,090	740,346	–	1,413,436
France	4,691,585	2,020,759	–	6,712,344
Germany	1,181,919	–	–	1,181,919
Ireland	923,539	–	–	923,539
Israel	1,035,603	–	–	1,035,603
Japan	3,140,818	2,070,538	–	5,211,356
Netherlands	2,242,051	1,053,382	–	3,295,433
Singapore	–	907,936	–	907,936
South Korea	–	1,066,940	–	1,066,940
Sweden	957,690	–	–	957,690
Switzerland	8,840,624	–	–	8,840,624
United Kingdom	8,723,855	3,158,759	–	11,882,614

	33,438,551	11,018,660	–	44,457,211

Madison Funds | Notes to the Financial Statements - continued | October 31, 2014

	Quoted Prices In	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs	Value at
Fund	(Level 1)	(Level 2)	(Level 3)	10/31/14
International Stock
Common Stocks
Australia	$–	$666,836	$–	$666,836
Austria	–	262,067	–	262,067
Belgium	–	884,813	–	884,813
Brazil	–	276,819	–	276,819
Canada	–	863,097	–	863,097
Denmark	–	268,158	–	268,158
Finland	–	608,225	–	608,225
France	–	1751803	–	1,751,803
Germany	–	1,248,787	–	1,248,787
Greece	–	234,746	–	234,746
Ireland	355,456	757,227	–	1,112,683
Israel	937,402	–	–	937,402
Italy	–	876,114	–	876,114
Japan	–	6,882,965	–	6,882,965
Luxembourg	–	193,783	–	193,783
Netherlands	–	1,895,816	–	1,895,816
Norway	–	96,957	–	96,957
Philippines	–	530,433	–	530,433
Spain	–	1,228,423	–	1,228,423
Sweden	–	1,283,265	–	1,283,265
Switzerland	–	2,555,797	–	2,555,797
Taiwan	356,724	–	–	356,724
Thailand	–	268,769	–	268,769
United Kingdom	–	6,470,773	–	6,470,773
Preferred Stock	–	2,890	–	2,890
Short-Term Investments	484,802	–	–	484,802

	2,134,384	30,108,563	–	32,242,947
Hansberger International Growth
Common Stocks
Australia	–	3,086,867	–	3,086,867
Brazil	1,663,422	–	–	1,663,422
Canada	6,975,532	–	–	6,975,532
China	–	13,283,839	–	13,283,839
Denmark	–	2,275,985	–	2,275,985
France	–	4,456,664	–	4,456,664
Germany	–	11,968,712	–	11,968,712
Hong Kong	–	6,941,055	–	6,941,055
India	6,296,033	2,235,784	–	8,531,817
Ireland	–	1,889,733	–	1,889,733
Israel	1,920,910	–	–	1,920,910
Italy	–	1,573,078	–	1,573,078
Japan	–	23,641,980	–	23,641,980
Mexico	–	1,865,000	–	1,865,000
Netherlands	4,443,535	2,351,116	–	6,794,651
Norway	–	1,963,432	–	1,963,432
Singapore	–	4,457,471	–	4,457,471
South Korea	1,762,950	4,437,150	–	6,200,100
Spain	–	1,574,810	–	1,574,810
Sweden	–	1,958,827	–	1,958,827
Switzerland	–	12,854,591	–	12,854,591
United Kingdom	2,136,105	26,698,424	–	28,834,529
Preferred Stock	–	15,791	–	15,791
Rights	–	19,357	–	19,357
Short-Term Investments	1,933,724	–	–	1,933,724

	27,132,211	129,549,666	–	156,681,877
Madison Target Retirement 2020	61,912,457	–	–	61,912,457
Madison Target Retirement 2030	82,763,714	–	–	82,763,714
Madison Target Retirement 2040	58,866,106	–	–	58,866,106
Madison Target Retirement 2050	21,259,294	–	–	21,259,294
1At October 31, 2014, all Level 2 securities held are U.S. Government and Agency Obligations. See respective Portfolio of Investments.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund uses derivative instruments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a Fund’s financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Covered Call & Equity Income Fund by location as presented on the Statement of Assets and Liabilities as of October 31, 2014:

Statement of Asset & Liability Presentation of Fair Values of Derivative Instruments
	Asset Derivatives		Liability Derivatives

Derivatives not accounted	Statement of Assets and		Statement of Assets and
for as hedging instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Equity contracts	Options purchased	$88,875	Options written	$1,305,539

The following table presents the effect of Derivative Instruments on the Statement of Operations for the period ended October 31, 2014:

Derivatives not accounted	Realized Gain	Change in Unrealized
for as hedging Instruments	on Derivatives:	Depreciation on Derivatives

Equity contracts	$2,601,712	($10,239)

The Investment Adviser has determined that there is no impact on the financial statements of the other Funds held in the Trust as they currently do not hold derivative financial instruments.

3. ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

Advisory Agreement. For its investment advisory services to the Funds, the Investment Adviser is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund as follows as of October 31, 2014:

Fund	Management Fee	Fund	Management Fee
Conservative Allocation	0.20%	Dividend Income	0.75%
Moderate Allocation	0.20%	Large Cap Value	0.55%
Aggressive Allocation	0.20%	Investors	0.75%
Cash Reserves	0.40%	Large Cap Growth	0.75%
Tax-Free Virginia	0.50%	Mid Cap	0.75%
Tax-Free National	0.50%	Small Cap	1.00%
Government Bond	0.40%	NorthRoad International	0.80%
High Quality Bond	0.30%	International Stock	1.05%
Core Bond	0.50%	Hansberger International Growth	0.75%
Corporate Bond	0.40%	Madison Target Retirement 2020	0.25%
High Income	0.55%	Madison Target Retirement 2030	0.25%
Diversified Income	0.65%	Madison Target Retirement 2040	0.25%
Covered Call & Equity Income	0.85%	Madison Target Retirement 2050	0.25%

The Cash Reserves, Core Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap, Small Cap, and International Stock Funds’ advisory fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion. The Investors Fund advisory fee is 0.75% on the first $100 million of assets, and 0.60% on assets in excess of $100 million. The Investment Adviser is solely responsible for the payment of all fees to the Subadvisers. The Subadvisers for the Funds at October 31, 2014, are Shenkman Capital Management, Inc. for the High Income Fund, Wellington Management Company, LLP for the Small Cap Fund, NorthRoad Capital Management, LLC for the NorthRoad International Fund, Lazard Asset Management LLC for the International Stock Fund and Hansberger Growth Investors, LP for the Hansberger International Growth Fund.

The Investment Adviser may from time to time contractually or voluntarily agree to waive a portion of its fees or expenses related to the Funds. In that regard, the Investment Adviser has contractually agreed to waive a portion of advisory fees on

Madison Funds | Notes to the Financial Statements - continued | October 31, 2014

the Cash Reserves Fund Class A Shares and Class B Shares until March 1, 2015, for the purpose of maintaining a one day yield of zero. The amount of the daily waiver was equal to the amount required to maintain a minimum daily distribution rate of zero. For the year ended October 31, 2014, the waivers totaled $88,631 for Class A Shares and $1,793 for Class B Shares and are reflected as fees waived in the accompanying Statement of Operations. A portion of the Government Bond and Dividend Income Fund’s advisory fee (0.10%) is being waived by the Investment Adviser until March 1, 2015. A portion of the Investors Fund’s advisory fee was waived through May 1, 2014. A portion of the Hansberger International Growth Fund’s advisory fee through July 31, 2014 was also waived by the Investment Adviser. For the period ended October 31, 2014, the waivers totaled $4,098 for Government Bond, $20,421 for Dividend Income, $104,288 for the Investors Fund, and $19,694 for the Hansberger International Growth Fund and are reflected as fees waived in the accompanying Statement of Operations. The Investment Adviser does not have the right to recoup these waived fees.

Services Agreement. The Investment Adviser provides or arranges for each Fund to have all of the necessary operational and support services it needs for a fee. These fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund as follows:

Fund	Service Fee	Fund	Service Fee
Conservative Allocation	0.25%	Dividend Income	0.35%
Moderate Allocation	0.25%	Large Cap Value	0.36%
Aggressive Allocation	0.25%	Investors[1]	0.35%
Cash Reserves	0.15%	Large Cap Growth	0.20%
Tax-Free Virginia	0.35%	Mid Cap[1]	0.40%
Tax-Free National	0.35%	Small Cap	0.25%
Government Bond	0.25%	NorthRoad International[1]	0.35%
High Quality Bond	0.19%	International Stock	0.30%
Core Bond[1]	0.15%	Hansberger International Growth[2]	0.25%
Corporate Bond	0.25%	Target Retirement 2020	0.05%
High Income	0.20%	Target Retirement 2030	0.05%
Diversified Income	0.20%	Target Retirement 2040	0.05%
Covered Call & Equity Income[1]	0.15%	Target Retirement 2050	0.05%
[1]The annual service fee for Class R6 shares of this Fund is 0.02%.
[2]The annual service fee for Class Y shares of this Fund is 0.40%.

The direct expenses of the Funds’ Independent Trustees and independent auditors are paid out of this fee on behalf of the Funds.

The Investment Adviser may from time to time contractually or voluntarily agree to waive a portion of its fees or expenses related to the Funds. In that regard, the Investment Adviser waived a portion of service agreement fees on the Cash Reserves Fund Class A Shares and Class B Shares until at least March 1, 2015, for the purpose of maintaining a one–day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the year ended October 31, 2014, the waivers totaled $17,194 for Class A Shares and $717 for Class B Shares and are reflected as fees waived in the accompanying Statement of Operations. A portion of the Dividend Income Fund’s annual service fee (0.05%) is being waived by the Investment Adviser until March 1, 2015, while a portion of the Investors Fund’s services fees was waived (0.05%) through May 1, 2014, and effective May 2, 2014, a portion (0.15%) of the Investors Fund’s annual service fee is being waived until September 30, 2015. The waived amounts for the Dividend Income and Investors Funds totaled $10,210 and $195,751, respectively, and are reflected as fees waived in the accompanying Statement of Operations. The Investment Adviser does not have the right to recoup any of these waived fees.

Distribution Agreement. The direct expenses of the Funds’ Independent Trustees and independent auditors are paid out of this fee on behalf of the Funds.

MFD may from time to time voluntarily agree to waive a portion of its fees or expenses related to the Funds. In that regard, MFD waived a portion of 12b-1 fees on the Cash Reserves Fund Class B Shares for the purpose of maintaining a one day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the year ended October 31, 2014, the waivers totaled $3,958 and are reflected as fees waived in the accompanying Statement of Operations. MFD does not have the right to recoup these waived fees.

Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. Rather, they are deducted from the proceeds of sales of Fund shares prior to investment (Class A shares) or from redemption proceeds prior to remittance (Class A, B, and C shares), as applicable. MFD, in turn, uses a portion of these fees to pay third party selling brokers who sell Fund shares, as disclosed in the prospectus. The sales charges and CDSC collected from shareholders in this manner are presented in the “Amount Collected” section of the table below. The amounts retained by MFD (and not paid to selling brokers who sell Fund shares) are shown in the “Amount Retained” section. The amounts collected and retained for the period November 1, 2013 through October 31, 2014, were as follows:

	Amount Collected			Amount Retained
Fund	Class A	Class B	Class C	Class A	Class B	Class C
Conservative Allocation	$145,594	$18,275	$3,993	$18,348	$18,275	$3,993
Moderate Allocation	241,493	60,200	1,421	28,484	60,200	1,421
Aggressive Allocation	123,474	11,616	393	13,648	11,616	393
Cash Reserves	-	4,837	-	-	4,837	-
Core Bond	13,895	5,836	-	1,156	5,836	-
High Income	50,727	2,660	-	6,839	2,660	-
Diversified Income	478,777	15,656	3,827	62,616	15,656	3,827
Covered Call &
Equity Income	98,120	-	200	12,002	-	200
Large Cap Value	64,386	3,240	-	7,598	3,240	-
Investors	21,534	-	-	3,094	-	-
Large Cap Growth	49,969	3,784	-	5,557	3,784	-
Mid Cap	47,171	2,534	-	5,268	2,534	-
Small Cap	11,497	532	-	1,144	532	-
International Stock	29,128	1,755	-	3,280	1,755	-

Other Expenses: Except as provided below, in addition to the management fee, the Trust is responsible for fees of the independent trustees, brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments, costs of borrowing money, overdrafts and any potential taxes owed and extraordinary expenses as approved by a majority of independent trustees.

Officers and Trustees: Certain officers and trustees of the Funds are also officers of the Investment Adviser. The Funds do not compensate their officers or affiliated trustees. Independent Trustees are compensated. Fees paid to the Trustees reduce the fees paid to the Investment Adviser pursuant to the Services Agreement as described above.

4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to dividends from net investment income, the Cash Reserves Fund declares dividends, if any, daily and reinvests monthly. The Tax-Free, Government Bond, Core Bond, Corporate Bond, High Income and Diversified Income Funds declare and reinvest dividends, if any, monthly. The Conservative Allocation, High Quality, Dividend Income and Covered Call & Equity Income Funds declare and reinvest dividends, if any, quarterly. The Moderate Allocation, Aggressive Allocation, Large Cap Value, Investors, Large Cap Growth, Mid Cap, Small Cap, NorthRoad International, International Stock, Hansberger International Growth and the Target Retirement Funds declare and reinvest dividends, if any, annually. The Funds distribute net realized gains from investment transactions, if any, to shareholders annually.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains in the Funds differ from book amounts earned

Madison Funds | Notes to the Financial Statements - continued | October 31, 2014

during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a fund level.

5. SECURITIES TRANSACTIONS

For the year ended October 31, 2014, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$–	$–	$69,181,329	$68,894,082
Moderate Allocation	–	–	131,535,228	135,112,452
Aggressive Allocation	–	–	47,221,199	45,966,165
Tax-Free Virginia	–	–	3,711,702	4,381,843
Tax-Free National	–	–	8,625,811	8,242,922
Government Bond	947,918	1,388,237	–	–
High Quality Bond	20,972,365	25,114,423	3,246,763	11,322,440
Core Bond	52,999,733	35,236,098	85,414,257	38,990,789
Corporate Bond	–	–	13,675,778	7,098,861
High Income	–	–	20,340,768	37,582,992
Diversified Income	11,458,046	6,915,542	29,998,697	23,665,192
Covered Call & Equity Income	–	–	60,140,312	48,225,713
Dividend Income	–	–	6,829,633	5,787,723
Large Cap Value	–	–	176,683,390	196,188,020
Investors	–	–	97,252,807	154,427,422
Large Cap Growth	–	–	67,016,342	61,757,227
Mid Cap	–	–	92,923,965	163,209,522
Small Cap	–	–	24,810,896	15,543,076
NorthRoad International	–	–	27,768,424	12,327,393
International Stock	–	–	23,902,745	52,133,962
Hansberger International Growth	–	–	72,455,857	163,181,649
Target Retirement 2020	–	–	30,021,345	33,759,913
Target Retirement 2030	–	–	36,490,444	40,294,671
Target Retirement 2040	–	–	26,894,340	28,719,197
Target Retirement 2050	–	–	10,739,475	10,807,193

6. COVERED CALL AND PUT OPTIONS

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or pay the exercise price upon delivery of the underlying security (in the case of a put).

The Covered Call & Equity Income Fund will pursue its primary objective by employing an option strategy of writing (selling) covered call options on common stocks. The number of call options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. The Fund will not write (sell) “naked” or uncovered call options. The Fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends. Covered call writing also helps to reduce volatility (and risk profile) of the Fund by providing protection from declining stock prices.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss.

Transactions in option contracts in the Covered Call & Equity Income Fund during the year ended October 31, 2014 were as follows:

	Number of Contracts	Premiums Received

Options outstanding, beginning of period	5,155	$1,009,196
Options written during the period	22,186	4,409,936
Options closed during the period	(6,760)	(1,429,676)
Options exercised during the period	(6,831)	(1,269,406)
Options expired during the period	(8,107)	(1,522,927)
Options outstanding, end of period	5,643	$1,197,123

7. FOREIGN SECURITIES

Each Fund, other than the Tax-Free Funds, may invest in foreign securities; however, the Cash Reserves Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the U.S.; and (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include ADRs, European Depositary Receipts (“EDRs”), GDRs, Swedish Depositary Receipts (“SDRs”) and foreign money market securities. Certain of the Funds have reclaim receivable balances, in which the Funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the Funds and are reflected in Other Assets on the Statement of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

8. SECURITIES LENDING

The Core Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap and International Stock Funds have entered into a Securities Lending Agreement (the “Agreement”) with State Street Bank and Trust Company (“State Street”). Under the terms of the Agreement, the Funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statement of Operations. The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

The Funds did not engage in any securities lending activity during the period ended October 31, 2014.

9. FEDERAL AND FOREIGN INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

The Funds have not recorded any liabilities for material unrecognized tax benefits as of October 31, 2014. It is each Fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended 2011 through 2014. The prior years of 2011 through 2013 represent the legacy MEMBERS Mutual Funds and the legacy Madison Mosaic Funds. Effective as of the market close of April 19, 2013, the Mosaic Funds reorganized into the Madison Funds (formerly known as the MEMBERS Mutual Funds).

Madison Funds |Notes to the Financial Statements - continued | October 31, 2014

The tax character of distributions paid during the years ended October 31, 2013 and 2014 was a follows:

	Ordinary Income		Capital Gain
Fund	2014	2013	2014	2013
Conservative Allocation	$691,854	$2,549,501	$284,823	$–
Moderate Allocation	1,530,333	2,840,813	–	–
Aggressive Allocation	146,020	859,441	–	–
Cash Reserves	–	–	–	–
Government Bond	43,494	50,235	14,992	–
High Quaility Bond	1,311,861	846,602	449,217	199,710
Core Bond	4,399,825	3,298,102	781,095	–
Corporate Bond	526,572	335,231	–	38,804
High Income	2,107,124	3,829,503	2,382,028	–
Diversified Income	2,041,769	1,885,509	–	–
Covered Call & Equity Income	3,710,169	5,869,493	–	–
Dividend Income	399,321	214,322	494,298	–
Large Cap Value	2,001,560	2,354,603	–	–
Investors	212,248	188,838	6,195,632	–
Large Cap Growth	199,657	590,649	5,786,120	–
Mid Cap	–	–	22,075,642	–
Small Cap	2,317	184,808	2,153,162	922,610
NorthRoad International	1,192,782	–	116,168	–
International Stock	542,237	619,729	–	–
Target Retirement 2020	–	–	–	–
Target Retirement 2030	–	–	–	–
Target Retirement 2040	–	–	–	–
Target Retirement 2050	–	–	–	–

	Ordinary Income
Fund	2014	12/31/13
Hansberger International Growth	$ –	$3,356,129

	Tax Exempt Income		Capital Gain
Fund	2014	2013	2014	2013
Tax-Free Virginia	$611,995	$51,154	$375,715	$–
Tax-Free National	744,624	68,313	127,150	–

As of October 31, 2014, the components of distributable earnings on a tax bases were as follows:

Fund	Ordinary Income	Tax Exempt Income	Capital Gain
Conservative Allocation	$485,019	$–	$2,826,077
Moderate Allocation	422,762	–	7,986,977
Aggressive Allocation	196,252	–	4,556,647
Cash Reserves	–	–	–
Tax-Free Virginia	10,501	4,438	140,085
Tax-Free National	–	19,871	217,897
Government Bond	5,064	–	10,941
High Quality Bond	101,812	–	118,537
Core Bond	273,075	–	1,673,616
Corporate Bond	22,955	–	20,295
High Income	338,829	–	1,376,166
Diversified Income	6,681	–	–
Covered Call & Equity Income	1,586,477	–	161,657
Dividend Income	2,201	–	1,219,688
Large Cap Value	1,412,067	–	27,390,337
Investors	6,723,717	–	25,518,349
Large Cap Growth	1,087,977	–	13,818,889
Mid Cap	6,182,447	–	42,647,284
Small Cap	274,955	–	3,717,228
NorthRoad International	748,357	–	1,725,725
International Stock	775,848	–	–
Hansberger International Growth	2,490,812	–	–
Target Retirement 2020	393,335	–	397,281
Target Retirement 2030	410,736	–	1,474,088
Target Retirement 2040	275,516	–	1,413,934
Target Retirement 2050	71,765	–	450,142

For federal income tax purposes, the Funds listed below have capital loss carryovers as of October 31, 2014, which are available to offset future capital gains, if any, realized through the fiscal year listed:

				No Expiration Date
Fund	2016	2017	2018	Short Term	Long Term
Cash Reserves	$–	$16	$5	$1	$–
Diversified Income	–	464,665	–	–	–
Mid Cap	2,489,386	–	–	–	–
Small Cap	1,351,789	–	–	–	–
International Stock	–	–	1,106,894	–	–
Hansberger International
Growth	–	49,306,213	–	–	–

The capital loss carryovers for the Mid Cap Fund, Small Cap Fund, and Hansberger International are subject to certain limitations upon availability, to offset future gains, pursuant to Section 382 of the Internal Revenue Code.

Certain ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first day of the Funds’ next taxable year, if the Funds so elect. For the year ended October 31, 2014, there were no Funds that elected to defer late-year ordinary losses.

For the year-ended October 31, 2014, capital losses utilized for each Fund were as follows:

Fund	Amount Utilized	Fund	Amount Utilized
Moderate Allocation	$5,285,137	Large Cap Value	$6,363,014
Aggressive Allocation	1,147,066	Mid Cap	1,244,694
Tax-Free National	6,918	Small Cap	675,894
Corporate Bond	25,047	International Stock	11,012,891
Diversified Income	5,554,388	Hansberger International Growth	14,134,595

At October 31, 2014, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, excluding options, as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$3,860,335	$198,674	$3,661,661
Moderate Allocation	14,390,921	56,937	14,333,984
Aggressive Allocation	8,099,692	64,598	8,035,094
Cash Reserves	-	-	-
Tax-Free Virginia	935,890	53,278	882,612
Tax-Free National	1,486,468	19,205	1,467,263
Government Bond	49,454	1,147	48,307
High Quaility Bond	1,354,738	118,432	1,236,306
Core Bond	7,833,181	890,395	6,942,786
Corporate Bond	646,680	68,615	578,065
High Income	893,995	317,700	576,295
Diversified Income	24,261,330	812,129	23,449,201
Covered Call & Equity Income	1,712,180	2,639,510	(927,330)
Dividend Income	4,708,378	44,959	4,663,419
Large Cap Value	40,418,399	1,282,732	39,135,667
Investors	28,299,050	1,041,886	27,257,164
Large Cap Growth	44,526,191	376,588	44,149,603
Mid Cap	79,725,861	2,016,829	77,709,032
Small Cap	11,451,633	953,251	10,498,382
NorthRoad International	3,602,454	2,298,781	1,303,673
International Stock	5,647,633	492,996	5,154,637
Hansberger International Growth	13,259,562	7,652,247	5,607,315
Target Retirement 2020	4,777,883	51,448	4,726,435
Target Retirement 2030	9,354,935	72,009	9,282,926
Target Retirement 2040	7,789,622	44,521	7,745,101
Target Retirement 2050	2,376,854	21,535	2,355,319

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of wash sales.

76

Madison Funds | Notes to the Financial Statements - continued | October 31, 2014

Reclassification Adjustments: Paid-in capital, undistributed net investment income, and accumulated net realized gain (loss) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for all Funds. Differences relate to the tax treatment of net operating losses, paydown gains and losses, foreign currency gains and losses, distributions from real estate investment trusts, and the tax-free exchange of each Ultra Series Madison Target Retirement Fund’s respective assets into the corresponding Madison Target Retirement Fund. These adjustments to the Target Date Funds reflect the contributed unrealized gain as of August 29, 2014 that resulted from the tax-free exchange discussed in Note 1.

To the extent these book and tax differences are permanent in nature, such amounts are reclassified at the end of the fiscal year among paid-in capital in excess of par value, undistributed net investment income (loss) and undistributed net realized gain (loss) on investments and foreign currency translations. Accordingly, at October 31, 2014, reclassifications were recorded as follows:

		Undistributed	Accumulated	Unrealized
	Paid-in	Net Investment	Net Realized	Appreciation from
Fund	Capital	Income (Loss)	Gain (Loss)	in Kind Transfer
Conservative Allocation	$2	$4,414	$(4,416)	$–
Moderate Allocation	–	96,631	(96,631)	–
Aggressive Allocation	1	34,976	(34,977)	–
Cash Reserves	–	–	–	–
Tax-Free Virginia	–	–	–	–
Tax-Free National	–	–	–	–
Government Bond	–	1,173	(1,173)	–
High Quaility Bond	–	–	–	–
Core Bond	–	199,106	(199,106)	–
Corporate Bond	–	–	–	–
High Income	–	–	–	–
Diversified Income	–	28,077	(28,077)	–
Covered Call & Equity Income	1	2,599,742	(2,599,743)	–
Dividend Income	–	(8,211)	8,211	–
Large Cap Value	–	431	(431)	–
Investors Fund	–	–	–	–
Large Cap Growth	–	–	–	–
Mid Cap	–	1,558,950	(1,558,950)	–
Small Cap	–	(32,055)	32,055	–
NorthRoad International	–	(19,539)	19,539	–
International Stock	–	(9,088)	9,088	–
Hansberger International Growth	(118,039,834)	(46,908)	118,086,742	–
Target Retirement 2020	(5,561,057)	–	(517,156)	6,078,213
Target Retirement 2030	(11,299,006)	–	(614,182)	11,913,188
Target Retirement 2040	(9,556,030)	–	(523,948)	10,079,978
Target Retirement 2050	(2,919,218)	–	(107,970)	3,027,188

10. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements’ volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the Fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Cash Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, while the Fund has maintained a constant share price since inception, and will continue to try to do so, neither the Investment Adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the Fund’s share price from falling below $1.00.

The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the Funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the Funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called “junk bonds”). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its assets in high yield securities.

The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Allocation and Target Date Funds are fund of funds, meaning that each invests primarily in the shares of other registered investment companies (the “Underlying Funds”), including ETFs. Thus, each Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that Fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peer. Asset allocation risk is the risk that the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

77

Madison Funds | Notes to the Financial Statements - continued | October 31, 2014

In addition to the other risks described above in the prospectus, you should understand what we refer to as “unknown market risks.” While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

11. CAPITAL SHARES AND AFFILIATED OWNERSHIP

The Allocation Funds invest in Underlying Funds, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). A summary of the transactions with each Affiliated Underlying Fund during the period ended October 31, 2014 follows:

	Balance of			Balance of		Realized
	Shares Held at	Gross	Gross	Shares Held at	Value at	Gain	Distributions
Fund/Underlying Fund	10/31/2013	Additions	Sales	10/31/2014	10/31/2014	(Loss)	Received [1]

Conservative Allocation Fund
Madison Core Bond Fund Class Y	843,336	641,614	(36,954)	1,447,996	$14,798,524	$(13,363)	$327,733
Madison Corporate Bond Fund Class Y	402,670	44,131	–	446,801	5,133,739	–	108,051
Madison High Income Fund Class Y	202,805	–	(202,805)	–	–	198,781	108,681
Madison High Quality Bond Fund Class Y	473,310	–	(305,837)	167,473	1,848,902	33,484	49,760
Madison International Stock Fund Class Y	190,968	43,671	(234,639)	–	–	798,267	25,826
Madison Investors Fund Class Y	150,219	21,954	(141,679)	30,494	764,473	364,598	106,001
Madison Large Cap Growth Fund Class Y	172,646	133,983	(100,660)	205,969	4,885,587	684,095	146,489
Madison Large Cap Value Fund Class Y	372,809	49,908	(168,338)	254,379	4,884,083	478,137	68,267
Madison NorthRoad International Fund Class Y	–	118,765	(20,078)	98,687	1,138,853	(28,916)	–

Totals					$33,454,161	$2,515,083	$940,808

Moderate Allocation Fund
Madison Core Bond Fund Class Y	1,204,478	832,087	–	2,036,565	$20,813,698	$–	$434,609
Madison High Income Fund Class Y	401,919	56,369	(458,288)	–	–	318,553	211,254
Madison High Quality Bond Fund Class Y	458,350	–	(249,115)	209,235	2,309,954	10,136	56,288
Madison International Stock Fund Class Y	253,807	107,287	(361,094)	–	–	1,306,704	33,648
Madison Investors Fund Class Y	501,626	102,820	(420,708)	183,738	4,606,319	1,810,816	353,970
Madison Large Cap Growth Fund Class Y	599,907	300,750	(192,457)	708,200	16,798,500	1,162,212	520,383
Madison Large Cap Value Fund Class Y	959,472	153,981	(195,012)	918,441	17,634,062	573,332	172,065
Madison Mid Cap Fund Class Y	535,837	38,087	(419,209)	154,715	1,547,150	1,197,860	358,019
Madison NorthRoad International Fund Class Y	365,405	192,550	(223,369)	334,586	3,861,121	392,621	179,920
Madison Small Cap Fund Class Y	120,730	–	(120,730)	–	–	755,939	73,050

Totals					$67,570,804	$7,528,173	$2,393,206

Aggressive Allocation Fund
Madison Core Bond Fund Class Y	–	409,381	–	409,381	$4,183,878	$–	$54,409
Madison High Income Fund Class Y	74,981	–	(74,981)	–	–	15,429	20,356
Madison International Stock Fund Class Y	126,972	4,612	(131,584)	–	–	522,585	16,833
Madison Investors Fund Class Y	248,937	36,947	(186,152)	99,732	2,500,289	922,998	175,661
Madison Large Cap Growth Fund Class Y	302,643	118,652	(44,993)	376,302	8,925,891	172,792	248,852
Madison Large Cap Value Fund Class Y	451,224	55,344	(42,051)	464,517	8,918,726	105,585	85,861
Madison Mid Cap Fund Class Y	419,504	29,818	(323,124)	126,198	1,261,983	868,979	280,291
Madison NorthRoad International Fund Class Y	139,618	43,443	(21,824)	161,237	1,860,679	24,611	68,746
Madison Small Cap Fund Class Y	74,631	–	(74,631)	–	–	250,794	34,902

Totals					$27,651,446	$2,883,773	$985,911

[1] Distributions received include distributions from net investment income and from capital gains from the underlying funds.

78

Madison Funds | Notes to the Financial Statements - concluded | October 31, 2014

12. LINE OF CREDIT

Through July 31, 2014, the Hansberger International Growth Fund participated in a committed unsecured line of credit provided by State Street Bank, with a limit of $125,000,000. Interest was charged to the fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, was accrued based on their average daily unused portion of the line of credit. Effective August 1, 2014, with the acquisition of the Hansberger International Growth Fund by Madison, the line of credit ceased.

13. SUBSEQUENT EVENTS

Hansberger International Growth Fund Large Redemption

Effective December 1, 2014, shareholders redeemed $81.1 million from the Hansberger International Growth Fund, representing approximately 58% of Fund assets on that date.

All Other Matters

Other than what is noted above management has evaluated the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. There were no additional events or transactions that impacted the amounts of disclosures on the Funds’ financial statements.

79

Madison Funds | October 31, 2014

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Madison Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Madison Funds, comprising the Madison Conservative Allocation Fund, Madison Moderate Allocation Fund, Madison Aggressive Allocation Fund, Madison Cash Reserves Fund, Madison Tax-Free Virginia Fund, Madison Tax-Free National Fund, Madison Government Bond Fund, Madison High Quality Bond Fund, Madison Core Bond Fund, Madison Corporate Bond Fund, Madison High Income Fund, Madison Diversified Income Fund, Madison Covered Call & Equity Income Fund (formerly the Madison Equity Income Fund), Madison Dividend Income Fund, Madison Large Cap Value Fund, Madison Investors Fund, Madison Large Cap Growth Fund, Madison Mid Cap Fund, Madison Small Cap Fund, Madison North Road International Fund, Madison International Stock Fund, Madison Hansberger International Growth Fund, Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 Fund (collectively, the “Funds”) as of October 31, 2014, and the related statements of operations for the periods ended October 31, 2014, the statements of changes in net assets and the financial highlights of the Madison Conservative Allocation Fund, Madison Moderate Allocation Fund, Madison Aggressive Allocation Fund, Madison Cash Reserves Fund, Madison Core Bond Fund, Madison High Income Fund, Madison Diversified Income Fund, Madison Covered Call & Equity Income Fund, Madison Large Cap Value Fund, Madison Large Cap Growth Fund, Madison Small Cap Fund, Madison International Stock Fund, Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 for each of the periods presented, the statements of changes in net assets and the financial highlights of Madison Tax-Free Virginia Fund and Madison Tax-Free National Fund for the year ended October 31, 2014 and each of the two periods in the period ended October 31, 2013, the statements of changes in net assets and the financial highlights of Madison Government Bond Fund, Madison High Quality Bond Fund, Madison Corporate Bond Fund, Madison Dividend Income Fund, Madison Investors Fund, Madison Mid Cap Fund, and Madison North Road International Fund for the year ended October 31, 2014 and the period ended October 31, 2013, and the statements of changes in net assets and the financial highlights of Madison Hansberger International Growth Fund. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Madison Tax-Free Virginia Fund and Madison Tax-Free National Fund for the period ended prior to October 1, 2012 were audited by other auditors, whose report, dated November 14, 2012, expressed an unqualified opinion on the financial highlights. The financial highlights of the Madison Government Bond Fund, Madison High Quality Bond Fund, Madison Corporate Bond Fund, Madison Dividend Income Fund, Madison Investors Fund, and Madison NorthRoad International Fund for the periods ended prior to January 1, 2013 were audited by other auditors, whose report, dated February 26, 2013, expressed an unqualified opinion on the financial highlights. The financial highlights of the Madison Mid Cap Fund for the periods ended prior to January 1, 2013, before the effects of adjustments to retrospectively adjust the financial highlights to give effect to the reorganization as discussed in footnote 7 to the financial highlights, were audited by other auditors, whose report, dated February 26, 2013 expressed an unqualified opinion on the financial highlights and statement of changes in net assets. The statement of changes in net assets for the Madison Hansberger International Growth Fund for the year ended December 31, 2013 and the financial highlights for the periods ended prior to January 1, 2014 were audited by other auditors, whose report, dated February 24, 2014, expressed an unqualified opinion on the statements of changes in net assets and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2014, the results of their operations for the period then ended, and the changes in their net assets and the financial highlights for the Madison Conservative Allocation Fund, Madison Moderate Allocation Fund, Madison Aggressive Allocation Fund, Madison Cash Reserves Fund, Madison Core Bond Fund, Madison High Income Fund, Madison Diversified Income Fund, Madison Covered Call & Equity Income Fund, Madison Large Cap Value Fund, Madison Large Cap Growth Fund, Madison Small Cap Fund, and Madison International Stock Fund for each of the periods presented, the statements of changes in net assets and the financial highlights of Madison Tax-Free Virginia Fund and Madison Tax-Free National Fund for the year ended October 31, 2014 and each of the two periods in the period ended October 31, 2013, the statements of changes in net assets and the financial highlights of Madison Government Bond Fund, Madison High Quality Bond Fund, Madison Corporate Bond Fund, Madison Dividend Income Fund, Madison Investors Fund, Madison Mid Cap Fund, and Madison North Road International Fund for the year ended October 31, 2014 and the period ended October 31, 2013, and the statements of changes in net assets and the financial highlights of Madison Hansberger International Growth Fund, Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 Fund for the period ended October 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

We have also audited the adjustments to the financial highlights of the Madison Mid Cap Fund for each of the periods ended prior to January 1, 2013, to retrospectively adjust the financial highlights to give effect to the reorganization as discussed in footnote 7 to the financial highlights. Our procedures included recalculating the conversion factor discussed in that footnote. In our opinion, such retrospective adjustments are appropriate and have been appropriately applied. However, we were not engaged to audit, review, or perform any procedures to the financial statements and financial highlights of the Madison Mid Cap Fund for periods prior to January 1, 2013 other than with respect to the retrospective adjustment described herein, and accordingly, we do not express an opinion or any other form of assurance on the financial statements and financial highlights of Madison Mid Cap Fund for periods prior to January 1, 2013.

/s/ Deloitte & Touche, LLP
Milwaukee, WI
December 19, 2014

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Other Information (unaudited)

DISCUSSION OF CONTRACT RENEWAL PROCESS AND CONSIDERATIONS

The Board of Trustees reviewed a variety of matters in connection with the Trust’s investment advisory contract with the Investment Investment Adviser and the subadvisory contracts with the applicable Subadvisers at an in-person meeting of the Board held in July 2014. The following summarizes the Board’s process and considerations during that meeting.

With regard to the nature, extent and quality of the services to be provided by the Adviser and each sub-adviser, the Board reviewed the biographies and tenure of the personnel involved in Trust management and the experience of the Adviser (and applicable sub-adviser) and its affiliates as investment manager to other investment companies with similar investment strategies or to individual clients or institutions with similar investment strategies. They recognized the wide array of investment professionals employed by the respective firm or firms. Representatives of the Adviser and each sub-adviser discussed or otherwise presented their respective firms’ ongoing investment philosophies and strategies intended to provide performance consistent with each Fund’s investment objectives under various market scenarios.

The Board discussed the quality of services provided to the Trust by its applicable transfer agent, fund administrator and custodian as well as the various administrative services provided directly by the Adviser. Such services included arranging for third party service providers to provide all necessary Fund administration as well as supervising any sub-advisers to Fund portfolios.

With regard to the investment performance of the Trust and the investment adviser, the Board reviewed current performance information provided in the written Board materials. They discussed the reasons for both outperformance and underperformance compared with peer groups and applicable indices and benchmarks. They discussed the unique aspects of the securities markets applicable to particular Funds so that the performance of any such Funds could be reviewed in context. They reviewed both long-term and short-term performance and considered the effect on long-term performance that may have been attributable to any previous investment advisers to any Fund. They also considered whether any relative underperformance was appropriate in view of the Adviser’s conservative investment philosophy. The Board performed this review in connection with the Adviser and each sub-adviser that manages a sub-advised Fund portfolio. In connection with the review of performance, the Board engaged in a comprehensive discussion of market conditions and discussed the reasons for Fund performance under such conditions. With regard to fixed-income Funds, the Board considered each Fund’s relatively conservative investment philosophy during a period of historically low interest rates and the relative risks to fixed-income Funds in the current environment. Representatives of the Adviser and each sub-adviser discussed with the Board the methodology for arriving at peer groups and indices used for performance comparisons.

With regard to the costs of the services to be provided and the profits to be realized by the investment adviser and its affiliates from the relationship with the Trust, the Board reviewed the expense ratios for a variety of other funds in each Fund portfolio’s peer group with similar investment objectives. Again, the Board reviewed these matters in connection with the Adviser and each sub-adviser that manages a sub-advised Fund portfolio.

The Board noted that the Adviser or its affiliates, and, as applicable, each sub-adviser, provided investment management services to other investment company and/or non-investment company clients and considered the fees charged by the Adviser (and respective sub-adviser) to such Funds and clients for purposes of determining whether the given advisory fee was disproportionately large under the so-called Gartenberg standard traditionally used by investment company boards in connection with contract renewal considerations. The Board took those fees into account and considered the differences in services and time required by the various types of funds and clients to which the Adviser (or sub-adviser, if applicable) provided services. The Board recognized that significant differences may exist between the services provided to one type of fund or client and those provided to others, such as those resulting from a greater frequency of shareholder redemptions in a mutual fund and the higher turnover of mutual fund assets. The Board gave such comparisons the weight that they merit in light of the similarities and differences between the services that the various Funds require and were wary of “inapt comparisons.” They considered that, if the services rendered by the Adviser (or sub-adviser, if applicable) to one type of fund or client differed significantly from others, then the comparison should not be used. In the case of non-investment company clients for which the Adviser (or sub-adviser, if applicable) may act as either investment adviser or subadviser, the Board noted that the fee may be lower than the fees charged to the Trust. The Board noted too the various administrative, operational, compliance, legal and corporate communication services required to be handled by the Adviser (or sub-adviser, if applicable) which are performed for investment company clients but are not performed for non-investment company clients.

The Trustees reviewed each Fund’s fee structure based on total Fund expense ratio as well as by comparing advisory fees to other advisory fees. The Board noted the simple expense structure maintained by the Trust: an advisory fee and a capped administrative “services” expense. The Board reviewed total expense ratios paid by other funds with similar investment objectives, recognizing that such a comparison, while not dispositive, was an important consideration.

The Trustees sought to ensure that fees paid by the Trust were appropriate. The Board reviewed materials demonstrating that although the Adviser is compensated for a variety of the administrative services it provides or arranges to provide to the Funds to its administrative services agreements with the Trust (“Services Agreement”), such compensation does not always cover all costs because the Services Agreement effectively acts as a cap on administrative expenses. Therefore, the Board recognized that any administrative, operational, regulatory or compliance fees or costs in excess of the Services Agreement fees are paid by the Adviser from investment advisory fees earned. In this regard, the Trustees noted that examination of each Fund portfolio’s total expense ratio compared to those of other investment companies was more meaningful than a simple comparison of basic “investment management only” fee schedules.

The Board recognized that to the extent a Fund portfolio invests in other mutual funds also managed by the Adviser (or its affiliates), the Adviser (or an affiliate) receives investment advisory fees from both the Fund portfolio and the underlying mutual fund. The Board was satisfied in this regard that the Adviser (or an affiliate) provides separate services to the Trust’s “Fund of funds” portfolios and the underlying mutual funds in which each such Fund invests in exchange for the fees received from them.

In reviewing costs and profits, the Board noted that for some smaller Fund portfolios, the salaries of all portfolio management personnel, trading desk personnel, corporate accounting personnel and employees of the Adviser who serve as Trust officers, as well as facility costs (e.g., rent, etc.), could not be supported by fees received from such portfolios alone. However, the Board recognized that the Trust is profitable to the Adviser because such salaries and fixed costs are already paid in whole or in part from revenue generated by management of other client assets managed by the Adviser, including the Trust as one of a consolidated family of investment companies. The Trustees noted that total assets managed by the Adviser and its affiliates were in excess of $15 billion at the time of the meeting. As a result, although the fees paid by each Fund portfolio at its present size might not be sufficient to profitably support a stand-alone fund, the Trust is reasonably profitable to the Adviser as part of its larger, diversified organization. In sum, the

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Trustees recognized that the Trust is important to the Adviser and is managed with the attention given to the Adviser’s other clients.

With regard to the extent to which economies of scale would be realized as each Fund portfolio’s assets increase, the Trustees recognized that at their current asset levels, it was premature to discuss any economies of scale not already factored into the compensation payable under the existing investment management and Services Agreement. The Trustees also recognized that in connection with certain mergers that had occurred in April 2013, the Adviser had lowered fees payable from the predecessor funds of Tax-Free National, Tax-Free Virginia, Corporate Bond and Mid Cap Funds and that the surviving Funds in the merger were paying fees at those lower amounts. In addition, the Trustees recognized that the Adviser was currently waiving fees (pursuant to its investment management agreement or the applicable Services Agreement, as the case may be) with regard to: the Government Bond, Dividend Income and certain classes of the Investors Fund series as well as the Madison Cash Reserves Fund. The Board also recognized that the Adviser had arranged for the fees to be capped for certain classes of the Investors Fund series of the Trust.

Counsel to the Independent Trustees confirmed that the Trust’s Independent Trustees met previously and reviewed the written contract renewal materials provided by the Adviser and applicable sub-advisers. He noted that the Independent Trustees had considered such materials in light of the aforementioned Gartenberg standard as well as criteria either set forth or discussed in the more recent Supreme Court decision in Jones v. Harris regarding the investment company contract renewal process under Section 15(c) of the Investment Company Act of 1940, as amended. The Independent Trustees made a variety of additional inquiries regarding such written materials to the Adviser and the sub-advisers and representatives of the Adviser and sub-advisers, respectively, discussed each matter raised.

After further discussion, analysis and review of the totality of the information presented, including the information set forth above and the other information considered by the Board of Trustees, the Trustees, including the Independent Trustees, concluded that the Trust’s advisory fees (including applicable sub-advisory fees) are fair and reasonable for each respective Fund portfolio and that renewal of their respective Advisory, Sub-advisory and Services Agreement are in the best interests of each respective Fund portfolio and its shareholders.

In the course of their review of the contract renewal materials, the Board also reviewed and discussed with counsel the “Rule 12b-1” plans adopted by the Trust. Advisory personnel directed the Board to the written materials regarding these matters during the course of the Board’s consideration of the Rule 12b-1 plans. Finally, the Board also reviewed the Trust’s distribution agreements and the information provided in the written materials regarding the distributor as well as applicable Codes of Ethics.

FUND EXPENSES PAID BY SHAREHOLDERS

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended October 31, 2014. Expenses paid during the period in the tables below are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one–half fiscal year period).

Actual Expenses

The table below provides information about actual account values using actual expenses and actual returns for the funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	CLASS A				CLASS B

	Beginning	Ending	Annual	Expenses Paid	Ending	Annual	Expenses Paid
Fund	Account Value	Account Value	Expense Ratio	During Period	Account Value	Expense Ratio	During Period

Conservative Allocation	$1,000	$1,026.80	0.70%	$3.58	$1,022.80	1.45%	$7.39
Moderate Allocation	1,000	1,033.70	0.70%	3.59	1,029.60	1.45%	7.42
Aggressive Allocation	1,000	1,038.90	0.70%	3.60	1,035.30	1.45%	7.44
Cash Reserves	1,000	1,000.00	0.06%	0.30	1,000.00	0.06%	0.30
Core Bond	1,000	1,017.10	0.90%	4.58	1,013.20	1.65%	8.37
High Income	1,000	1,009.90	1.00%	5.07	1,007.30	1.75%	8.85
Diversified Income	1,000	1,032.30	1.10%	5.63	1,028.90	1.85%	9.46
Covered Call & Equity Income	1,000	1,037.60	1.25%	6.42	N/A	N/A	N/A
Large Cap Value	1,000	1,046.40	1.16%	5.98	1,042.00	1.91%	9.83
Investors	1,000	1,061.50	1.13%	5.87	N/A	N/A	N/A
Large Cap Growth	1,000	1,091.00	1.20%	6.32	1,087.00	1.95%	10.26
Mid Cap	1,000	1,068.90	1.40%	7.30	1,065.00	2.15%	11.19
Small Cap	1,000	1,056.30	1.50%	7.77	1,052.70	2.25%	11.64
International Stock	1,000	974.20	1.61%	8.01	970.60	2.36%	11.72

	CLASS C

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation	$1,000	$1,022.80	1.45%	$7.39
Moderate Allocation	1,000	1,029.50	1.45%	7.42
Aggressive Allocation	1,000	1,035.30	1.45%	7.44
Diversified Income	1,000	1,028.20	1.85%	9.46
Covered Call & Equity Income	1,000	1,032.90	2.00%	10.25

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	CLASS Y

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Tax-Free Virginia	$1,000	$1,027.00	0.85%	$4.34
Tax-Free National	1,000	1,031.40	0.85%	4.35
Government Bond	1,000	1,004.90	0.55%	2.78
High Quality Bond	1,000	1,006.90	0.49%	2.48
Core Bond	1,000	1,018.40	0.65%	3.31
Corporate Bond	1,000	1,016.50	0.65%	3.30
High Income	1,000	1,014.20	0.74%	3.76
Covered Call & Equity Income	1,000	1,038.20	1.00%	5.14
Dividend Income	1,000	1,044.50	0.95%	4.90
Large Cap Value	1,000	1,047.50	0.91%	4.70
Investors	1,000	1,062.70	0.88%	4.58
Large Cap Growth	1,000	1,092.60	0.95%	5.01
Mid Cap	1,000	1,069.50	1.15%	6.00
Small Cap	1,000	1,057.50	1.25%	6.48
NorthRoad International	1,000	933.70	1.15%	5.61
International Stock	1,000	975.60	1.35%	6.72
Hansberger International Growth	1,000	946.10	1.16%	5.69

	CLASS R6

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Core Bond	$1,000	$1,019.40	0.54%	$2.75
Covered Call & Equity Income	1,000	1,039.10	0.87%	4.47
Investors	1,000	1,063.90	0.70%	3.64
Mid Cap	1,000	1,072.50	0.77%	4.02
NorthRoad International	1,000	935.50	0.82%	4.00
Target Retirement 2020	1,000	1,033.70	0.32%	0.53
Target Retirement 2030	1,000	1,041.20	0.32%	0.54
Target Retirement 2040	1,000	1,043.30	0.32%	0.54
Target Retirement 2050	1,000	1,046.90	0.32%	0.54

	CLASS I

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Hansberger International Growth	$1,000	$947.20	0.96%	$4.71

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	CLASS A				CLASS B

	Beginning	Ending	Annual	Expenses Paid	Ending	Annual	Expenses Paid
Fund	Account Value	Account Value	Expense Ratio	During Period	Account Value	Expense Ratio	During Period
Conservative Allocation	$1,000	$1,021.68	0.70%	$3.57	$1,017.90	1.45%	$7.38
Moderate Allocation	1,000	1,021.68	0.70%	3.57	1,017.90	1.45%	7.38
Aggressive Allocation	1,000	1,021.68	0.70%	3.57	1,017.90	1.45%	7.38
Cash Reserves	1,000	1,024.90	0.06%	0.31	1,024.90	0.06%	0.31
Core Bond	1,000	1,020.67	0.90%	4.58	1,016.89	1.65%	8.39
High Income	1,000	1,020.16	1.00%	5.09	1,016.38	1.75%	8.89
Diversified Income	1,000	1,019.66	1.10%	5.60	1,015.88	1.85%	9.40
Covered Call & Equity Income	1,000	1,018.90	1.25%	6.36	N/A	N/A	N/A
Large Cap Value	1,000	1,019.36	1.16%	5.90	1,015.58	1.91%	9.70
Investors	1,000	1,019.51	1.13%	5.75	N/A	N/A	N/A
Large Cap Growth	1,000	1,019.16	1.20%	6.11	1,015.38	1.95%	9.91
Mid Cap	1,000	1,018.15	1.40%	7.12	1,014.37	2.15%	10.92
Small Cap	1,000	1,017.64	1.50%	7.63	1,013.86	2.25%	11.42
International Stock	1,000	1,017.09	1.61%	8.19	1,013.31	2.36%	11.98

	CLASS C

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation	$1,000	$1,017.90	1.45%	$7.38
Moderate Allocation	1,000	1,017.90	1.45%	7.38
Aggressive Allocation	1,000	1,017.90	1.45%	7.38
Diversified Income	1,000	1,015.88	1.85%	9.40
Covered Call & Equity Income	1,000	1,015.12	2.00%	10.16

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	CLASS Y

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Tax-Free Virginia	$1,000	$1,020.92	0.85%	$4.33
Tax-Free National	1,000	1,020.92	0.85%	4.33
Government Bond	1,000	1,022.43	0.55%	2.80
High Quality Bond	1,000	1,022.74	0.49%	2.50
Core Bond	1,000	1,021.93	0.65%	3.31
Corporate Bond	1,000	1,021.93	0.65%	3.31
High Income	1,000	1,021.48	0.74%	3.77
Covered Call & Equity Income	1,000	1,020.16	1.00%	5.09
Dividend Income	1,000	1,020.42	0.95%	4.84
Large Cap Value	1,000	1,020.62	0.91%	4.63
Investors	1,000	1,020.77	0.88%	4.48
Large Cap Growth	1,000	1,020.42	0.95%	4.84
Mid Cap	1,000	1,019.41	1.15%	5.85
Small Cap	1,000	1,018.90	1.25%	6.36
NorthRoad International	1,000	1,019.41	1.15%	5.85
International Stock	1,000	1,018.40	1.35%	6.87
Hansberger International Growth	1,000	1,019.36	1.16%	5.90

	CLASS R6

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Core Bond	$1,000	$1,022.48	0.54%	$2.75
Covered Call & Equity Income	1,000	1,020.82	0.87%	4.43
Investors	1,000	1,021.68	0.70%	3.57
Mid Cap	1,000	1,021.32	0.77%	3.92
NorthRoad International	1,000	1,021.07	0.82%	4.18
Target Retirement 2020	1,000	1,007.69	0.32%	0.53
Target Retirement 2030	1,000	1,007.69	0.32%	0.53
Target Retirement 2040	1,000	1,007.69	0.32%	0.53
Target Retirement 2050	1,000	1,007.69	0.32%	0.53

	CLASS I

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Hansberger International Growth	$1,000	$1,020.37	0.96%	$4.89

Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. The information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders at no cost by calling 1-800-877-6089 or on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Funds to vote proxies related to portfolio securities is available to shareholders at no cost on the Funds’ website at www.membersfunds.com or by calling 1-800-877-6089. The proxy voting records for the Funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC’s website at www.sec.gov.

FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “will,” “expect,” “believe,” “plan” and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

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TAX INFORMATION

Foreign Tax Credits: The Funds expect to make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to their shareholders. For the year ended October 31, 2014, the following Funds intend to pass through foreign tax credits and have derived gross income from foreign countries amounting to:

Fund	Foreign Tax Credit Pass-Through	Foreign Source Income
NorthRoad International	$74,017	$1,352,169
International Stock	153,962	1,809,363
Hansberger International Growth	327,727	4,650,985

Complete information regarding the Funds’ foreign tax credit pass through to shareholders for 2014 will be reported in conjunction with Form 1099-DIV.

Corporate Dividends Received Deduction: For the taxable year ended October 31, 2014, the following percentage of income dividends paid by the Fund qualify for the dividends received deduction available to corporations:

Fund	Percentage	Fund	Percentage
Conservative Allocation	11.22%	Large Cap Value	100.00%
Moderate Allocation	21.55%	Small Cap	100.00%
Aggressive Allocation	43.98%	Covered Call & Equity Income	9.82%
Diversified Income	90.76%	Investors	38.05%
Large Cap Growth	100.00%	Dividend Income	100.00%

Qualified Dividend Income: For the taxable year ended October 31, 2014, the Funds hereby designate the maximum amount of dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income (“QDI”) eligible for reduced tax rates (the rates range from 5% to 15% depending upon individual’s tax bracket). Complete information regarding each Fund’s income distributions paid during the calendar year 2014, including the portion, if any, which qualify as QDI, will be reported in conjunction with Form 1099-DIV.

Fund	Amount	Fund	Amount
Conservative Allocation	$ 173,538	Small Cap	$ 2,317
Moderate Allocation	911,773	Covered Call & Equity Income	438,516
Aggressive Allocation	146,020	Investors	93,392
Diversified Income	2,038,052	Dividend Income	399,321
Large Cap Growth	199,657	NorthRoad International	15,879
Large Cap Value	2,001,560	International Stock	542,237
Mid Cap	3,041,297

85

Madison Funds | October 31, 2014

Trustees and Officers

The address of each Trustee and officer is 550 Science Drive, Madison, Wisconsin 3711, except for Mr. Mason for whom it is 8777 N. Gainey Center Drive, #220, Scottsdale, Arizona 85258. The Statement of Additional Information, which includes additional information about the trustees and officers, is available at no cost on the Funds’ website at www.madisonfunds.com or by calling 1-800-877-6089.

Interested Trustees and Officers

			Portfolios Overseen	Other Directorships Held by
Name and	Position(s) and Length		in Fund Complex by	Director/Trustee
Year of Birth	of Time Served	Principal Occupation(s) During Past Five Years	Director/Trustee[1]	During Past Five Years

Katherine L. Frank[2]	Trustee and President,	Madison Investment Holdings, Inc. (“MIH”) (affiliated investment advisory firm of the	43	Madison Strategic Sector Premium Fund,
1960	2009 - Present	Adviser), Executive Director and Chief Operating Officer, 2010 - Present; Managing		2005 - Present;
		Director and Vice President, 1986 - 2010		Ultra Series Fund (16), 2009 - Present

Madison Asset Management, LLC (“Madison”), Executive Director and Chief Operating
Officer, 2010 - Present; Vice President, 2004 - 2010

Madison Investment Advisors, LLC (“MIA”) (affiliated investment advisory firm of the
Adviser), Executive Director and Chief Operating Officer, 2010 - Present; President, 1996 – 2010

Madison Strategic Sector Premium Fund (closed end fund), President, 2005 - Present;
Ultra Series Fund (16) (mutual funds), President, 2009 - Present; Madison Covered Call
& Equity Strategy Fund (closed end fund), President, December 2012 - Present

Jay R. Sekelsky	Vice President,	MIH, Executive Director and Chief Investment Officer, 2010 - Present; Managing Director	N/A	N/A
1959	2009 - Present	and Vice President, 1990 - 2010

Madison, Executive Director and Chief Investment Officer, 2010 - Present

MIA, Executive Director and Chief Investment Officer, 2010 - Present; Vice President, 1996 – 2010

Madison Strategic Sector Premium Fund, Vice President, 2005 - Present; Ultra Series
Fund (16), Vice President, 2009 - Present; Madison Covered Call & Equity Strategy Fund,
Vice President, December 2012 - Present

Paul Lefurgey	Vice President,	MIH, Managing Director and Head of Fixed Income Investments, 2005 - Present;	N/A	N/A
1964	2009 - Present	Madison and MIA, Managing Director and Head of Fixed Income Investments, 2010 -
Present

MEMBERS Capital Advisors, Inc. (“MCA”) (investment advisory firm), Madison, WI, Vice
President, 2003 - 2005

Madison Strategic Sector Premium Fund, Vice President, 2010 - Present; Ultra Series
Fund (16), Vice President, 2009 - Present; Madison Covered Call & Equity Strategy Fund,
Vice President, December 2012 - Present

Greg D. Hoppe	Treasurer, 2009 - Present	MIH, MIA and Madison, Vice President, 1999 - Present; Madison, Vice President,	N/A	N/A
1969		2009 - Present

Madison Strategic Sector Premium Fund, Treasurer, 2009 - Present; Chief Financial
Officer, 2005 - 2009; Ultra Series Fund (16), Treasurer, 2009 - Present; Madison Covered
Call & Equity Strategy Fund, Treasurer, December 2012 - Present

Holly S. Baggot	Secretary, 1999 - Present	MIH, MIA and Madison, Vice President, 2010 - Present; Madison, Vice President, 2009	N/A	N/A
1960	Assistant Treasurer,	- Present; MFD Distributor, LLC (“MFD”) (an affiliated brokerage firm of Madison), Vice
	1999 - 2007;	President, 2012 - Present
2009 - Present
MCA, Director-Mutual Funds, 2008-2009; Director-Mutual Fund Operations, 2006-
2008; Operations Officer-Mutual Funds, 2005-2006; Senior Manager-Product & Fund
Operations, 2001-2005

Madison Strategic Sector Premium Fund, Secretary and Assistant Treasurer, 2010 -
Present; Ultra Series Fund (16), Secretary, 1999-Present and Treasurer, 2008-2009
and Assistant Treasurer, 1997-2007 and 2009-Present; Madison Covered Call & Equity
Strategy Fund, Secretary and Assistant Treasurer, December 2012 - Present

W. Richard Mason	Chief Compliance Officer,	MIH, MIA and Madison, Chief Compliance Officer and Corporate Counsel, 2009 -	N/A	N/A
1960	Corporate Counsel and	Present; General Counsel and Chief Compliance Officer, 1996 - 2009
Assistant Secretary,
	2009 - Present	MFD, Principal, 1998 - Present; Concord Asset Management, LLC (“Concord”) (an
affiliated investment advisory firm of Madison), General Counsel, 1996 - 2009;
NorthRoad Capital Management LLC (“NorthRoad”) (an affiliated investment advisory firm of Madison), Chief Compliance Officer and Corporate Counsel, 2011 - Present

Madison Strategic Sector Premium Fund, Chief Compliance Officer, Corporate
Counsel and Assistant Secretary, 2009 - Present; Secretary, General Counsel and Chief
Compliance Officer, 2005 - 2009; Madison Covered Call & Equity Strategy Fund, Chief
Compliance Officer, Corporate Counsel and Assistant Secretary, December 2012 -
Present

Ultra Series Fund (16), Chief Compliance Officer, Corporate Counsel and Assistant
Secretary, 2009 - Present

[1] As of the date of this report, the fund complex consists of Madison Funds with 26 portfolios, the Ultra Series Fund with 16 portfolios, the Madison Strategic Sector Premium Fund (a closed-end fund) and the Madison Covered Call & Equity Strategy Fund (closed end fund) (“MCN”), for a grand total of 44 separate portfolios in the fund complex. Not every Trustee is a member of the Board of Trustees of every fund in the fund complex, as noted above. References to the “Fund Complex” in the following tables have the meaning disclosed in this paragraph.
[2] “Interested person” as defined in the 1940 Act. Considered an interested Trustee because of the position held with the investment adviser of Madison Funds.

86

Madison Funds | Trustees and Officers - concluded | October 31, 2014

Independent Trustees

Name and	Position(s) and Length		Portfolios Overseen	Other Directorships Held by Director/ Trustee
Year of Birth	of Time Served[1]	Principal Occupation(s) During Past Five Years	in Fund Complex[2]	During Past Five Years

Philip E. Blake	Trustee, 2009 - Present	Retired Investor	44	Edgewood College, 2003 - Present; Chairman of the Board,
1944				2010 - 2012
Lee Enterprises, Inc (news and advertising publisher), Madison, WI,
		Vice President, 1998 - 2001		Nerites Corporation (technology company), 2004 - Dec. 2013

		Madison Newspapers, Inc., Madison, WI, President and Chief Executive		Madison Strategic Sector Premium Fund, 2005 - Present; Ultra
		Officer, 1993 - 2000		Series Fund (16), 2009 - Present; Madison Covered Call & Equity
Strategy Fund, December 2012 - Present

James R. Imhoff, Jr.	Trustee, 2009 - Present	First Weber Group (real estate brokers), Madison, WI, Chief Executive	44	Park Bank, 1978 - Present
1944		Officer, 1996 - Present
Madison Strategic Sector Premium Fund, 2005 - Present; Madison
Covered Call & Equity Strategy Fund, 2005 - Present; Ultra Series
Fund (16), 2009 - Present

Steven P. Riege	Trustee, 2005 - Present	Ovation Leadership (management consulting), Milwaukee, WI, Owner/	43	Forward Service Corporation
1954		President, 2001 - Present		(employment training non-profit), 2010– Present
Stanek Tool Corp., 1990 – Present
Robert W. Baird & Company (financial services), Milwaukee, WI, Senior
		Vice President-Marketing and Vice President-Human Resources,		Madison Strategic Sector Premium Fund, 2014 - Present
		1986 - 2001		Ultra Series Fund (16), 2005 - Present

Richard E. Struthers	Trustee, 2004 - Present	Clearwater Capital Management (investment advisory firm),	42	Park Nicolet Health Services, 2001 - 2012
1952		Minneapolis, MN, Chair and Chief Executive Officer, 1998 - Present		HealthPartners, 2013 - Present
Ultra Series Fund (16), 2004 - Present
Park Nicollet Health Services, Minneapolis, MN, Chairman, Finance and
Investment Committee, 2006 - 2012

IAI Mutual Funds, Minneapolis, MN, President and Director, 1992-1997
Lorence D. Wheeler	Trustee, 2009 - Present	Retired investor	44	Grand Mountain Bank FSB and Grand Mountain Bancshares, Inc.
1938				2003 - Present
Credit Union Benefits Services, Inc. (a provider of retirement plans and
		related services for credit union employees nationwide), Madison, WI,		Madison Strategic Sector Premium Fund, 2005 - 2014; Madison
		President, 1986 - 1997		Covered Call & Equity Strategy Fund, 2005 - Present; Ultra Series
Fund (16), 2009 - Present

[1] Independent Trustees serve in such capacity until reaching the age of 76, unless retirement is waived by unanimous vote of the remaining Trustees on an annual basis.
[2] As of the date of this report, the fund complex consists of Madison Funds with 26 portfolios, the Ultra Series Fund with 16 portfolios, the Madison Strategic Sector Premium Fund (a closed-end fund) and the Madison Covered Call & Equity Strategy Fund (closed end fund) (“MCN”), for a grand total of 44 separate portfolios in the fund complex. Not every Trustee is a member of the Board of Trustees of every fund in the fund complex, as noted above. References to the “Fund Complex” in the preceding tables have the meaning disclosed in this paragraph.

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Presorted Standard U.S. POSTAGE PAID Louisville, KY Permit No. 1051
Madison Funds Post Office Box 8390 Boston, MA 02266-8390 1 (800) 877-6089 www.madisonfunds.com SEC File Number: 811-08261

4460-P1053
Rev. 1014

Item 2. Code of Ethics.

(a) The Trust has adopted a code of ethics that applies to the Trust’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(c) The Code was not amended during the fiscal year.

(d) The Trust granted no waivers from the code during the period covered by this report.

(f) Any person may obtain a complete copy of the code without charge by calling the Adviser at 800-767-0300 and requesting a copy of “the Madison Funds Sarbanes Oxley Code of Ethics.”

Item 3. Audit Committee Financial Expert.

In July 2014, James Imhoff, an “independent” Trustee and a member of the Trust’s audit committee, was appointed to serve as the Trust’s audit committee financial expert among the five independent Trustees who so qualify to serve in that capacity. He replaced Philip E. Blake who served in that capacity through July 2014.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. Total audit fees paid (or to be paid) to the registrant’s principal accountant for the fiscal years ended October 31, 2014 and 2013, respectively were $199,500 ($502,000 including the Ultra Series Fund, the Madison Strategic Sector Premium Fund and the Madison Covered Call & Equity Strategy Fund, all affiliated investment companies “together, the “Affiliated Funds”) and $157,000 ($468,500 including the Affiliated Funds, which at the time, consisted only of the Ultra Series Fund). The increase in registrants’ fees reflects five additional funds that were added to the scope of the principal accountant’s services for the fiscal year ended October 31, 2014.

(b) Audit-Related Fees. $31,292 paid to Deloitte&Touche in connection with review of financial information and references to the firm in connection with the acquisition of Hansberger Growth International fund and launch of the Madison Target Date 2020, 2030, 2040 and 2050 funds, now each a series of the Madison Funds.

(c) Tax-Fees. The Audit Committee has pre-approved, as required by Rule 2-01(c)(7)(i)(C) of Regulation S-X, 100% of the services described in this Item 4(b) through (d), which such services are described above.

For the fiscal years ended October 31, 2014 and October 31, 2013, the aggregate fees for professional services rendered by Deloitte &Touche for tax compliance, tax advice and tax planning for such fiscal years, totaled $64,350 and $51,975, respectively.
In the scope of services comprising the fees disclosed under this Item 4(c) were the following services:

-Review and sign as signature preparer for U.S. Income Tax Return for Regulated Investment Companies, Form 1120-RIC and the Return of Excise Tax on Undistributed Income of Regulated Investment Companies, Form 8613.

(d) All Other Fees. None.

(e) (1) Before any accountant is engaged by the registrant to render audit or non-audit services, the engagement must be approved by the audit committee as contemplated by paragraph (c)(7)(i)(A) of Rule 2-01of Regulation S-X.

(2) The Audit Committee has pre-approved, as required by Rule 2-01(c)(7)(i)(C) of Regulation S-X, 100% of the services described in this Item 4(b) through (d), which such services are described above.

(f) None.

(g) None.

(h) None.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Trust does not normally hold shareholder meetings. There have been no changes to the Trust’s procedures during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds

By: (signature)

W. Richard Mason, CCO and Assistant Secretary

Date: December 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer

Date: December 19, 2014

By: (signature)

Greg Hoppe, Principal Financial Officer

Date: December 19, 2014